UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Cherika N. Latham, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

# Quarterly N-Q

September 30, 2014

**(Unaudited)**

| | GS2 | GS4 |
|---|---|---|
| **DATE TARGET FUNDS** | | |
| MyDestination 2005 Fund | | GMIZX |
| MyDestination 2015 Fund | | GMTZX |
| MyDestination 2025 Fund | | GMWZX |
| MyDestination 2035 Fund | | GMHZX |
| MyDestination 2045 Fund | | GMFZX |
| MyDestination 2055 Fund | | GMGZX |
| **ASSET ALLOCATION FUNDS** | | |
| Conservative Allocation Fund | | GFIZX |
| Balanced Allocation Fund | | GGIZX |
| Growth Allocation Fund | | GCOZX |
| Aggressive Allocation Fund | | GGBZX |
| Conservative Allocation Fund I | GFIYX | |
| Balanced Allocation Fund I | GGIYX | |
| Growth Allocation Fund I | GCOYX | |
| Aggressive Allocation Fund I | GGBYX | |
| **SELECT FUNDS** | | |
| Money Market Fund | GMYXX | GMZXX |
| Low-Duration Bond Fund | GLDYX | GLDZX |
| Medium-Duration Bond Fund | GMDYX | GMDZX |
| Extended-Duration Bond Fund | GEDYX | GEDZX |
| Inflation Protected Bond Fund | | GIPZX |
| Global Bond Fund | | GGBFX |
| Flexible Income Fund | | GFLZX |
| Defensive Market Strategies Fund | GDMYX | GDMZX |
| Real Assets Fund | | GRAZX |
| Equity Index Fund | GEQYX | GEQZX |
| Real Estate Securities Fund | | GREZX |
| Value Equity Fund | GVEYX | GVEZX |
| Growth Equity Fund | GGEYX | GGEZX |
| Small Cap Equity Fund | GSCYX | GSCZX |
| International Equity Fund | GIEYX | GIEZX |
| Emerging Markets Equity Fund | GEMYX | GEMZX |
| Global Natural Resources Equity Fund | | GNRZX |

GuideStone® Funds

25213 10/14

Well Done…good and faithful servant. MATTHEW 25:21

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

ADR	—	American Depositary Receipt
AGM	—	Assured Guaranty Municipal Corporation
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMBS	—	Commercial Mortgage-Backed Securities
CONV	—	Convertible
GDR	—	Global Depositary Receipt
IO	—	Interest Only (Principal amount shown is notional)
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2014, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$242,260,517	18.95%
Low-Duration Bond	179,292,385	19.79
Medium-Duration Bond	74,178,255	8.72
Extended-Duration Bond	23,281,043	8.00
Global Bond	66,623,802	17.06
Defensive Market Strategies	31,843,820	5.81
Small Cap Equity	1	—
International Equity	(631,538)	(0.05)
Emerging Markets Equity	364,813	0.12
Flexible Income Fund	2,607,969	2.09

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2014.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value. As of September 30, 2014, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$1,425,000	0.16%
Medium-Duration Bond	5,595,338	0.66
Global Bond	3,806,626	0.97
Defensive Market Strategies	5,820,607	1.06
Equity Index	—	—
Small Cap Equity	1,791	—
International Equity	6	—
Emerging Markets Equity	27,213	0.01
Real Estate Securities	331,018	0.13
Global Natural Resources Equity	1,209,737	0.45

2

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(W)	—	Par is denominated in South Korean Won (KRW).
(X)	—	Par is denominated in Colombian Peso (COP).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

ADV	—	Counterparty to contract is Advantage Investments.
AD	—	Counterparty to contract is Advest.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JEFF	—	Counterparty to contract is Jefferies.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is TD Securities.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The CMBX Indexes are a group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.

The Dow Jones CDX Indexes are a series of indices that track North American and emerging market credit derivative indexes. This family of indices comprises a basket of credit derivatives that are representative of certain segments such as North American investment grade credit derivatives (NA.IG), high yield (NA.HY), and emerging markets (NA.EM).

The iTraxx Indexes are a group of international credit derivative indices that are monitored by the International Index Company (IIC). iTraxx indices cover credit derivatives markets in Europe, Asia and Australia.

4

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	1,994,387	$1,994,387
GuideStone Low-Duration Bond Fund (Investor Class)¥	2,338,172	31,331,508
GuideStone Medium-Duration Bond Fund (Investor Class)¥	625,659	9,109,601
GuideStone Global Bond Fund (Investor Class)¥	219,902	2,245,202
GuideStone Defensive Market Strategies Fund (Investor Class)¥	809,915	9,710,880
GuideStone Value Equity Fund (Investor Class)¥	208,942	4,592,540
GuideStone Growth Equity Fund (Investor Class)¥	193,647	4,655,270
GuideStone Small Cap Equity Fund (Investor Class)¥	61,064	1,074,729
GuideStone International Equity Fund (Investor Class)¥	356,287	5,294,429
GuideStone Emerging Market Equity Fund (Investor Class)*¥	141,434	1,390,301
GuideStone Inflation Protected Bond Fund (Investor Class)¥	1,024,251	10,570,270
GuideStone Flexible Income Fund (Investor Class)¥	447,254	4,436,757
GuideStone Real Estate Securities Fund (Investor Class)¥	83,147	830,643
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	165,653	1,615,120
Credit Suisse Commodity Return Strategy Fund*	241,595	1,647,676

Total Mutual Funds (Cost $86,553,188)		90,499,313

TOTAL INVESTMENTS — 100.0% (Cost $86,553,188)		90,499,313
Other Assets in Excess of Liabilities — 0.0%		41,966

NET ASSETS — 100.0%		$90,541,279

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$90,499,313	$90,499,313	$—	$—

Total Assets — Investments in Securities	$90,499,313	$90,499,313	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(8,585)	$(8,585)	$—	$—

Total Liabilities — Other Financial Instruments	$(8,585)	$(8,585)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	5,793,773	$5,793,773
GuideStone Low-Duration Bond Fund (Investor Class)¥	4,206,336	56,364,901
GuideStone Medium-Duration Bond Fund (Investor Class)¥	3,940,829	57,378,464
GuideStone Extended-Duration Bond Fund (Investor Class)¥	416,200	7,495,767
GuideStone Global Bond Fund (Investor Class)¥	2,053,390	20,965,115
GuideStone Defensive Market Strategies Fund (Investor Class)¥	7,094,619	85,064,486
GuideStone Value Equity Fund (Investor Class)¥	1,771,603	38,939,840
GuideStone Growth Equity Fund (Investor Class)¥	1,634,527	39,294,040
GuideStone Small Cap Equity Fund (Investor Class)¥	555,985	9,785,337
GuideStone International Equity Fund (Investor Class)¥	2,987,661	44,396,643
GuideStone Emerging Market Equity Fund (Investor Class)*¥	1,137,033	11,177,037
GuideStone Inflation Protected Bond Fund (Investor Class)¥	5,076,988	52,394,511
GuideStone Flexible Income Fund (Investor Class)¥	2,126,954	21,099,382
GuideStone Real Estate Securities Fund (Investor Class)¥	744,339	7,435,945
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	925,649	9,025,074
Credit Suisse Commodity Return Strategy Fund*	1,362,463	9,291,994

Total Mutual Funds (Cost $425,913,749)		475,902,309

TOTAL INVESTMENTS — 100.0% (Cost $425,913,749)		475,902,309
Other Assets in Excess of Liabilities — 0.0%		54,756

NET ASSETS — 100.0%		$475,957,065

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$475,902,309	$475,902,309	$—	$—

Total Assets — Investments in Securities	$475,902,309	$475,902,309	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(64,466)	$(64,466)	$—	$—

Total Liabilities — Other Financial Instruments	$(64,466)	$(64,466)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	10,864,223	$10,864,223
GuideStone Low-Duration Bond Fund (Investor Class)¥	2,747,330	36,814,218
GuideStone Medium-Duration Bond Fund (Investor Class)¥	4,201,178	61,169,146
GuideStone Extended-Duration Bond Fund (Investor Class)¥	849,982	15,308,175
GuideStone Global Bond Fund (Investor Class)¥	3,827,342	39,077,167
GuideStone Defensive Market Strategies Fund (Investor Class)¥	9,046,480	108,467,301
GuideStone Value Equity Fund (Investor Class)¥	3,313,601	72,832,945
GuideStone Growth Equity Fund (Investor Class)¥	3,124,107	75,103,532
GuideStone Small Cap Equity Fund (Investor Class)¥	1,149,917	20,238,531
GuideStone International Equity Fund (Investor Class)¥	5,828,930	86,617,898
GuideStone Emerging Market Equity Fund (Investor Class)*¥	2,249,357	22,111,178
GuideStone Inflation Protected Bond Fund (Investor Class)¥	2,189,389	22,594,492
GuideStone Flexible Income Fund (Investor Class)¥	842,714	8,359,726
GuideStone Real Estate Securities Fund (Investor Class)¥	1,727,248	17,255,208
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,775,357	17,309,735
Credit Suisse Commodity Return Strategy Fund*	2,703,231	18,436,033

Total Mutual Funds (Cost $560,494,750)		632,559,508

TOTAL INVESTMENTS — 100.0% (Cost $560,494,750)		632,559,508
Other Assets in Excess of Liabilities — 0.0%		276,113

NET ASSETS — 100.0%		$632,835,621

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$632,559,508	$632,559,508	$—	$—

Total Assets — Investments in Securities	$632,559,508	$632,559,508	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(171,435)	$(171,435)	$—	$—

Total Liabilities — Other Financial Instruments	$(171,435)	$(171,435)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	7,720,260	$7,720,260
GuideStone Medium-Duration Bond Fund (Investor Class)¥	847,568	12,340,590
GuideStone Extended-Duration Bond Fund (Investor Class)¥	578,986	10,427,546
GuideStone Global Bond Fund (Investor Class)¥	2,753,120	28,109,356
GuideStone Defensive Market Strategies Fund (Investor Class)¥	280,102	3,358,419
GuideStone Value Equity Fund (Investor Class)¥	2,948,255	64,802,653
GuideStone Growth Equity Fund (Investor Class)¥	2,731,056	65,654,592
GuideStone Small Cap Equity Fund (Investor Class)¥	1,214,776	21,380,053
GuideStone International Equity Fund (Investor Class)¥	5,329,367	79,194,397
GuideStone Emerging Market Equity Fund (Investor Class)*¥	2,115,890	20,799,196
GuideStone Real Estate Securities Fund (Investor Class)¥	1,126,017	11,248,907
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,088,493	10,612,808
Credit Suisse Commodity Return Strategy Fund*	1,611,778	10,992,324

Total Mutual Funds (Cost $301,823,517)		346,641,101

TOTAL INVESTMENTS — 99.9% (Cost $301,823,517)		346,641,101
Other Assets in Excess of Liabilities — 0.1%		272,459

NET ASSETS — 100.0%		$346,913,560

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$346,641,101	$346,641,101	$—	$—

Total Assets — Investments in Securities	$346,641,101	$346,641,101	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(147,960)	$(147,960)	$—	$—

Total Liabilities — Other Financial Instruments	$(147,960)	$(147,960)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	5,601,711	$5,601,711
GuideStone Extended-Duration Bond Fund (Investor Class)¥	135,557	2,441,386
GuideStone Global Bond Fund (Investor Class)¥	1,288,370	13,154,263
GuideStone Value Equity Fund (Investor Class)¥	2,308,023	50,730,335
GuideStone Growth Equity Fund (Investor Class)¥	2,142,426	51,503,913
GuideStone Small Cap Equity Fund (Investor Class)¥	1,042,781	18,352,945
GuideStone International Equity Fund (Investor Class)¥	4,195,216	62,340,911
GuideStone Emerging Market Equity Fund (Investor Class)*¥	1,633,377	16,056,093
GuideStone Real Estate Securities Fund (Investor Class)¥	788,114	7,873,255
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	764,110	7,450,072
Credit Suisse Commodity Return Strategy Fund*	1,134,729	7,738,851

Total Mutual Funds (Cost $210,199,920)		243,243,735

TOTAL INVESTMENTS — 99.9% (Cost $210,199,920)		243,243,735
Other Assets in Excess of Liabilities — 0.1%		204,022

NET ASSETS — 100.0%		$243,447,757

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$243,243,735	$243,243,735	$—	$—

Total Assets — Investments in Securities	$243,243,735	$243,243,735	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(121,846)	$(121,846)	$—	$—

Total Liabilities — Other Financial Instruments	$(121,846)	$(121,846)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund (Investor Class)¥	608,522	$608,522
GuideStone Global Bond Fund (Investor Class)¥	118,627	1,211,186
GuideStone Value Equity Fund (Investor Class)¥	233,468	5,131,620
GuideStone Growth Equity Fund (Investor Class)¥	214,417	5,154,586
GuideStone Small Cap Equity Fund (Investor Class)¥	109,354	1,924,622
GuideStone International Equity Fund (Investor Class)¥	434,666	6,459,139
GuideStone Emerging Market Equity Fund (Investor Class)*¥	174,127	1,711,666
GuideStone Real Estate Securities Fund (Investor Class)¥	79,937	798,566
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	81,376	793,412
Credit Suisse Commodity Return Strategy Fund*	115,419	787,157

Total Mutual Funds (Cost $23,514,990)		24,580,476

TOTAL INVESTMENTS — 100.1% (Cost $23,514,990)		24,580,476
Liabilities in Excess of Other Assets — (0.1)%		(30,280)

NET ASSETS — 100.0%		$24,550,196

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$24,580,476	$24,580,476	$—	$—

Total Assets — Investments in Securities	$24,580,476	$24,580,476	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(4,778)	$(4,778)	$—	$—

Total Liabilities — Other Financial Instruments	$(4,778)	$(4,778)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	4,011,934	$4,011,934
GuideStone Low-Duration
Bond Fund (Investor Class)¥	13,716,358	183,799,195
GuideStone Defensive Market Strategies Fund (Investor Class)¥	2,001,951	24,003,390
GuideStone Value Equity Fund (Investor Class)¥	502,854	11,052,720
GuideStone Growth Equity Fund (Investor Class)¥	470,872	11,319,753
GuideStone Small Cap Equity Fund (Investor Class)¥	135,784	2,389,806
GuideStone International Equity Fund (Investor Class)¥	815,512	12,118,510
GuideStone Emerging Market Equity Fund (Investor Class)*¥	331,882	3,262,400
GuideStone Inflation Protected Bond Fund (Investor Class)¥	3,656,131	37,731,270
GuideStone Flexible Income Fund (Investor Class)¥	1,401,729	13,905,151
GuideStone Real Estate Securities Fund (Investor Class)¥	337,861	3,375,235
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,294,985	12,626,102

Total Mutual Funds (Cost $301,672,791)		319,595,466

TOTAL INVESTMENTS — 100.0% (Cost $301,672,791)		319,595,466
Other Assets in Excess of Liabilities — 0.0%		21,953

NET ASSETS — 100.0%		$319,617,419

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$319,595,466	$319,595,466	$—	$—

Total Assets — Investments in Securities	$319,595,466	$319,595,466	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(22,262)	$(22,262)	$—	$—

Total Liabilities — Other Financial Instruments	$(22,262)	$(22,262)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Investor Class)¥	29,714,942	$29,714,942
GuideStone Low-Duration Bond Fund (Investor Class)¥	11,861,635	158,945,907
GuideStone Medium-Duration Bond Fund (Investor Class)¥	14,548,442	211,825,314
GuideStone Extended-Duration Bond Fund (Investor Class)¥	2,971,817	53,522,423
GuideStone Global Bond Fund (Investor Class)¥	10,295,758	105,119,688
GuideStone Defensive Market Strategies Fund (Investor Class)¥	8,722,230	104,579,539
GuideStone Value Equity Fund (Investor Class)¥	5,124,039	112,626,378
GuideStone Growth Equity Fund (Investor Class)¥	4,727,448	113,647,844
GuideStone Small Cap Equity Fund (Investor Class)¥	1,446,423	25,457,038
GuideStone International Equity Fund (Investor Class)¥	8,682,041	129,015,131
GuideStone Emerging Market Equity Fund (Investor Class)*¥	3,610,282	35,489,072
GuideStone Inflation Protected Bond Fund (Investor Class)¥	7,303,165	75,368,667
GuideStone Flexible Income Fund (Investor Class)¥	3,996,024	39,640,563
GuideStone Real Estate Securities Fund (Investor Class)¥	3,439,576	34,361,367
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	7,431,450	72,456,636

Total Mutual Funds (Cost $1,144,011,137)		1,301,770,509

TOTAL INVESTMENTS — 100.0% (Cost $1,144,011,137)		1,301,770,509
Other Assets in Excess of Liabilities — 0.0%		617,811

NET ASSETS — 100.0%		$1,302,388,320

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,301,770,509	$1,301,770,509	$—	$—

Total Assets — Investments in Securities	$1,301,770,509	$1,301,770,509	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(345,538)	$(345,538)	$—	$—

Total Liabilities — Other Financial Instruments	$(345,538)	$(345,538)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	23,842,793	$23,842,793
GuideStone Low-Duration Bond Fund (Investor Class)¥	5,254,528	70,410,676
GuideStone Medium-Duration Bond Fund (Investor Class)¥	6,557,954	95,483,809
GuideStone Extended-Duration Bond Fund (Investor Class)¥	1,346,532	24,251,039
GuideStone Global Bond Fund (Investor Class)¥	4,638,220	47,356,223
GuideStone Value Equity Fund (Investor Class)¥	7,484,749	164,514,774
GuideStone Growth Equity Fund (Investor Class)¥	6,885,841	165,535,611
GuideStone Small Cap Equity Fund (Investor Class)¥	2,102,431	37,002,786
GuideStone International Equity Fund (Investor Class)¥	12,796,720	190,159,252
GuideStone Emerging Market Equity Fund (Investor Class)*¥	5,097,099	50,104,483
GuideStone Real Estate Securities Fund (Investor Class)¥	3,241,632	32,383,906
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	5,676,544	55,346,305

Total Mutual Funds (Cost $831,256,751)		956,391,657

TOTAL INVESTMENTS — 99.9% (Cost $831,256,751)		956,391,657
Other Assets in Excess of Liabilities — 0.1%		757,198

NET ASSETS — 100.0%		$957,148,855

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$956,391,657	$956,391,657	$—	$—

Total Assets — Investments in Securities	$956,391,657	$956,391,657	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(423,534)	$(423,534)	$—	$—

Total Liabilities — Other Financial Instruments	$(423,534)	$(423,534)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Investor Class)¥	19,636,740	$19,636,740
GuideStone Value Equity Fund (Investor Class)¥	10,538,937	231,645,840
GuideStone Growth Equity Fund (Investor Class)¥	9,723,848	233,761,298
GuideStone Small Cap Equity Fund (Investor Class)¥	2,906,986	51,162,962
GuideStone International Equity Fund (Investor Class)¥	17,924,045	266,351,315
GuideStone Emerging Market Equity Fund (Investor Class)*¥	6,989,120	68,703,048

Total Mutual Funds (Cost $718,344,392)		871,261,203

TOTAL INVESTMENTS — 99.9% (Cost $718,344,392)		871,261,203
Other Assets in Excess of Liabilities — 0.1%		814,830

NET ASSETS — 100.0%		$872,076,033

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$871,261,203	$871,261,203	$—	$—

Total Assets — Investments in Securities	$871,261,203	$871,261,203	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(475,584)	$(475,584)	$—	$—

Total Liabilities — Other Financial Instruments	$(475,584)	$(475,584)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	1,139,585	$1,139,585
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,354,963	45,677,832
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	497,470	5,974,617
GuideStone Value Equity Fund (Institutional Class)¥	269,780	2,754,457
GuideStone Growth Equity Fund (Institutional Class)¥	223,511	2,816,239
GuideStone Small Cap Equity Fund (Institutional Class)¥	59,268	594,455
GuideStone International Equity Fund (Institutional Class)¥	267,449	3,016,830
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	82,609	813,703
GuideStone Inflation Protected Bond Fund (Investor Class)¥	909,346	9,384,453
GuideStone Flexible Income Fund (Investor Class)¥	348,723	3,459,336
GuideStone Real Estate Securities Fund (Investor Class)¥	84,224	841,394
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	322,231	3,141,756

Total Mutual Funds (Cost $79,112,504)		79,614,657

TOTAL INVESTMENTS — 100.0% (Cost $79,112,504)		79,614,657
Other Assets in Excess of Liabilities — 0.0%		18,064

NET ASSETS — 100.0%		$79,632,721

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$79,614,657	$79,614,657	$—	$—

Total Assets — Investments in Securities	$79,614,657	$79,614,657	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,344)	$(2,344)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,344)	$(2,344)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	6,658,732	$6,658,732
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,567,762	47,493,008
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	9,035,995	63,342,327
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	3,223,039	15,986,271
GuideStone Global Bond Fund (Investor Class)¥	3,077,705	31,423,367
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,605,516	31,292,248
GuideStone Value Equity Fund (Institutional Class)¥	3,301,353	33,706,810
GuideStone Growth Equity Fund (Institutional Class)¥	2,695,384	33,961,845
GuideStone Small Cap Equity Fund (Institutional Class)¥	758,574	7,608,500
GuideStone International Equity Fund (Institutional Class)¥	3,420,359	38,581,646
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	1,076,838	10,606,850
GuideStone Inflation Protected Bond Fund (Investor Class)¥	2,182,874	22,527,258
GuideStone Flexible Income Fund (Investor Class)¥	1,194,491	11,849,351
GuideStone Real Estate Securities Fund (Investor Class)¥	1,027,900	10,268,721
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	2,221,372	21,658,376

Total Mutual Funds (Cost $364,752,971)		386,965,310

TOTAL INVESTMENTS — 100.0% (Cost $364,752,971)		386,965,310
Other Assets in Excess of Liabilities — 0.0%		157,444

NET ASSETS — 100.0%		$387,122,754

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$386,965,310	$386,965,310	$—	$—

Total Assets — Investments in Securities	$386,965,310	$386,965,310	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(83,687)	$(83,687)	$—	$—

Total Liabilities — Other Financial Instruments	$(83,687)	$(83,687)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	5,347,877	$5,347,877
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,366,712	20,188,050
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,909,132	27,403,012
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,401,550	6,951,686
GuideStone Global Bond Fund (Investor Class)¥	1,330,729	13,586,739
GuideStone Value Equity Fund (Institutional Class)¥	4,628,679	47,258,810
GuideStone Growth Equity Fund (Institutional Class)¥	3,768,329	47,480,940
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,058,700	10,618,762
GuideStone International Equity Fund (Institutional Class)¥	4,838,556	54,578,914
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	1,459,640	14,377,454
GuideStone Real Estate Securities Fund (Investor Class)¥	930,067	9,291,370
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,628,697	15,879,791

Total Mutual Funds (Cost $247,780,962)		272,963,405

TOTAL INVESTMENTS — 99.9% (Cost $247,780,962)		272,963,405
Other Assets in Excess of Liabilities — 0.1%		155,288

NET ASSETS — 100.0%		$273,118,693

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$272,963,405	$272,963,405	$—	$—

Total Assets — Investments in Securities	$272,963,405	$272,963,405	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(89,377)	$(89,377)	$—	$—

Total Liabilities — Other Financial Instruments	$(89,377)	$(89,377)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	3,451,219	$3,451,219
GuideStone Value Equity Fund (Institutional Class)¥	4,906,905	50,099,505
GuideStone Growth Equity Fund (Institutional Class)¥	4,006,495	50,481,834
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,102,496	11,058,038
GuideStone International Equity Fund (Institutional Class)¥	5,102,957	57,561,358
GuideStone Funds Emerging Market Equity Fund (Institutional Class)*¥	1,506,690	14,840,896

Total Mutual Funds (Cost $166,486,528)		187,492,850

TOTAL INVESTMENTS — 99.9% (Cost $166,486,528)		187,492,850
Other Assets in Excess of Liabilities — 0.1%		112,725

NET ASSETS — 100.0%		$187,605,575

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$187,492,850	$187,492,850	$—	$—

Total Assets — Investments in Securities	$187,492,850	$187,492,850	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(75,220)	$(75,220)	$—	$—

Total Liabilities — Other Financial Instruments	$(75,220)	$(75,220)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

18	See Notes to Schedules of Investments.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.3%
Federal Farm Credit Bank
0.02%, 11/12/14	$5,000,000	$4,999,883
Federal Home Loan Bank
0.06%, 10/24/14	25,000,000	24,999,122

Total Agency Obligations (Cost $29,999,005)		29,999,005

CERTIFICATES OF DEPOSIT — 26.9%
Bank of Montreal CHI
0.23%, 04/09/15†	10,000,000	10,000,000
0.23%, 07/16/15†	13,000,000	13,000,000
Bank of Nova Scotia Houston
0.25%, 10/06/14†	7,000,000	7,000,124
0.23%, 04/08/15†	10,500,000	10,500,000
0.24%, 06/24/15†	10,000,000	10,000,000
0.27%, 09/11/15†	5,000,000	5,019,368
Canadian Imperial Bank of Commerce NY
0.30%, 03/02/15†	10,000,000	10,000,000
0.22%, 06/17/15†	10,000,000	10,000,000
Citibank NA
0.24%, 11/21/14	10,000,000	10,000,000
0.25%, 02/06/15	24,000,000	24,000,000
Credit Agricole North America
0.26%, 11/03/14	10,000,000	10,000,000
Credit Suisse NY
0.30%, 11/14/14	17,500,000	17,500,000
Mitubishi UFJ Trust and Bank
0.25%, 01/16/15	27,000,000	27,000,000
National Australia Bank, Ltd.
0.22%, 07/10/15†	11,000,000	11,000,000
National Bank of Canada NY
0.23%, 03/20/15†	5,000,000	5,000,000
0.28%, 06/24/15†	14,000,000	14,000,000
Rabobank Nederland NY
0.35%, 01/12/15	5,000,000	5,000,000
0.29%, 05/06/15†	8,000,000	8,000,000
0.28%, 09/16/15†	22,500,000	22,500,000
Royal Bank of Canada NY
0.24%, 10/23/14	9,250,000	9,250,000
0.25%, 09/10/15†	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
0.25%, 02/06/15	10,000,000	10,000,000
0.28%, 02/26/15†	15,000,000	15,021,346
0.25%, 03/03/15	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation
0.08%, 10/07/14	10,000,000	10,000,000
0.25%, 03/17/15	25,500,000	25,500,000
Toronto-Dominion Bank NY
0.30%, 07/15/15	14,000,000	13,999,985
UBS AG
0.25%, 12/05/14†	10,000,000	10,000,000

Total Certificates of Deposit (Cost $343,290,823)		343,290,823

COMMERCIAL PAPER — 51.7%
Antalis US Funding Corporation
0.23%, 12/01/14	12,000,000	11,995,323
Bedford Row Funding Corporation
0.26%, 01/26/15	10,000,000	10,000,000
0.28%, 01/28/15	14,000,000	13,987,042
BMW U.S. Capital LLC
0.05%, 10/02/14 144A	15,000,000	14,999,979
0.09%, 10/14/14 144A	20,000,000	19,999,350
Cancara Asset Securitisation LLC
0.13%, 10/24/14	10,000,000	9,999,169
Charta LLC
0.24%, 11/19/14	8,000,000	7,997,387
0.25%, 02/06/15	20,000,000	19,982,222
Ciesco LLC
0.25%, 02/09/15	16,000,000	15,985,445
Collateralized Commercial Paper Co. LLC
0.30%, 02/02/15	16,000,000	15,983,467
0.30%, 03/09/15	13,000,000	12,982,775
0.30%, 03/16/15	14,000,000	13,980,633
Commonwealth Bank of Australia
0.23%, 03/23/15 144A†	10,000,000	10,000,000
0.23%, 04/23/15 144A†	10,000,000	9,999,716
0.23%, 05/15/15 144A†	13,000,000	13,000,000
0.24%, 05/18/15 144A†	17,000,000	17,000,000
CRC Funding LLC
0.25%, 02/04/15	10,000,000	9,991,250
Credit Agricole CIB NY
0.10%, 10/03/14	16,000,000	15,999,911
Fairway Finance Co. LLC
0.19%, 01/21/15 144A†	12,000,000	12,000,000
General Electric Capital Corporation
0.20%, 02/02/15	10,000,000	9,993,111
0.21%, 02/10/15	28,000,000	27,978,440
0.21%, 02/17/15	13,000,000	12,989,459
HSBC Bank PLC
0.24%, 10/22/14 144A†	15,000,000	15,000,000
0.23%, 10/30/14 144A†	12,000,000	12,000,000
ING U.S. Funding LLC
0.24%, 01/16/15	20,000,000	19,985,733
Jupiter Securitization Corporation
0.21%, 01/14/15	13,000,000	12,992,038
Kells Funding LLC
0.23%, 12/09/14 144A†	15,000,000	14,999,624
0.24%, 01/07/15 144A†	9,000,000	9,000,000
0.24%, 02/13/15 144A†	14,500,000	14,500,303
Macquarie Bank, Ltd.
0.32%, 02/19/15	11,000,000	10,986,213
Matchpoint Master Trust
0.09%, 10/02/14	35,000,000	34,999,913
Metropolitan Life Global Funding I
0.34%, 06/29/15 144A	7,000,000	7,070,599
MUFG Union Bank NA
0.10%, 10/08/14	15,000,000	14,999,708
National Australia Funding
0.22%, 03/13/15 144A†	15,000,000	15,000,000
Natixis US Finance Co. LLC
0.05%, 10/01/14	30,000,000	30,000,000
Nederlandse Water-schapsbank NV
0.23%, 10/27/14 144A†	13,000,000	13,000,479
Nieuw Amsterdam Receivables Corporation
0.20%, 11/24/14	10,000,000	9,997,000

See Notes to Schedules of Investments.	19

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.23%, 01/21/15	$15,000,000	$14,989,267
0.24%, 01/23/15	12,000,000	11,990,880
Old Line Funding LLC
0.22%, 01/16/15	10,000,000	9,993,461
0.22%, 03/06/15 144A	10,000,000	9,990,467
Rhein-Main Securitisation Ltd.
0.24%, 10/06/14	10,000,000	9,999,667
Scaldis Capital LLC
0.25%, 10/20/14	13,000,000	12,998,285
Sumitomo Mitsui Banking Corporation
0.24%, 10/07/14	15,000,000	14,999,400
Svenska Handelsbanken AB
0.28%, 03/13/15 144A†	9,800,000	9,800,000
Victory Receivables Corporation
0.10%, 10/07/14	5,000,000	4,999,917
Westpac Banking Corporation
0.24%, 04/17/15 144A†	20,000,000	20,000,000

Total Commercial Paper (Cost $661,137,633)		661,137,633

CORPORATE BOND — 0.4%
Jets Stadium Development LLC 0.10%, 10/07/14 144A† (Cost $4,900,000)	4,900,000	4,900,000

MUNICIPAL BONDS — 10.8%
California Housing Finance Agency, Revenue Bond, Series D
0.04%, 10/07/14†	2,900,000	2,900,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.05%, 10/07/14†	3,000,000	3,000,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.06%, 10/07/14†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.06%, 10/07/14†	17,100,000	17,100,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.06%, 10/07/14†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.05%, 10/07/14†	5,799,000	5,799,000
Maryland Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.06%, 10/07/14†	27,575,000	27,575,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA)
0.05%, 10/07/14†	7,200,000	7,200,000
New York Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.04%, 10/07/14†	6,000,000	6,000,000
New York State Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.05%, 10/07/14†	10,000,000	10,000,000
New York State Housing Finance Agency, 10 Liberty Housing, Revenue Bond, Series A (LOC - Freddie Mac)
0.04%, 10/07/14†	18,000,000	18,000,000
New York State Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.04%, 10/07/14†	4,000,000	4,000,000
New York State Housing Finance Agency, Gotham West Project, Revenue Bond, Series A (LOC - Wells Fargo Bank N.A.)
0.09%, 10/07/14†	10,000,000	10,000,000
New York State Housing Finance Agency, Victory Housing, Revenue Bond, Series 2001-A
0.04%, 10/07/14†	2,700,000	2,700,000
Sacramento Housing Authority, The Lofts at Natomas Apartments, Revenue Bond, Series F
0.06%, 10/07/14†	10,190,000	10,190,000

Total Municipal Bonds (Cost $138,584,000)		138,584,000

TIME DEPOSITS — 2.7%
Credit Agricole Corporate & Investment Bank
0.06%, 10/01/14	13,188,000	13,188,000
Natixis Bank NY
0.02%, 10/01/14	21,000,000	21,000,000

Total Time Deposits (Cost $34,188,000)		34,188,000

20	See Notes to Schedules of Investments.

	Par	Value
U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Notes
0.06%, 10/31/14	$22,000,000	$22,003,478
0.08%, 04/30/16†	10,000,000	10,000,000

		32,003,478

Total U.S. Treasury Obligations (Cost $32,003,478)		32,003,478

REPURCHASE AGREEMENTS — 2.7%
Goldman Sachs & Co.
0.01% (dated 09/30/14, due 10/01/14, repurchase price $34,000,009, collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 02/01/26 to 12/01/42, total market value $35,020,001) (Cost $34,000,000)	34,000,000	34,000,000

TOTAL INVESTMENTS — 100.0% (Cost $1,278,102,939)		$1,278,102,939
Other Assets in Excess of Liabilities — 0.0%		23,062

NET ASSETS — 100.0%		$1,278,126,001

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$29,999,005	$—	$29,999,005	$—
Certificates of Deposit	343,290,823	—	343,290,823	—
Commercial Paper	661,137,633	—	661,137,633	—
Corporate Bond	4,900,000	—	4,900,000	—
Municipal Bonds	138,584,000	—	138,584,000	—
Repurchase Agreements	34,000,000	—	34,000,000	—
Time Deposits	34,188,000	—	34,188,000	—
U.S. Treasury Obligations	32,003,478	—	32,003,478	—

Total Assets — Investments in Securities	$1,278,102,939	$—	$1,278,102,939	$—

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Bank
0.50%, 05/26/16	$10,000,000	$9,991,960
0.50%, 09/28/16Δ	2,610,000	2,603,642
1.63%, 04/28/17	8,200,000	8,269,511
Federal Home Loan Mortgage Corporation
0.63%, 07/29/16	5,000,000	4,987,650
0.57%, 08/26/16	3,500,000	3,496,077
Small Business Administration
6.95%, 11/01/16	84,241	87,503

Total Agency Obligations (Cost $29,473,391)		29,436,343

ASSET-BACKED SECURITIES — 10.6%
ABCLO 2007-1, Ltd.
0.58%, 04/15/21 144A†	1,275,000	1,259,082
Aircraft Lease Securit-isation, Ltd.
0.42%, 05/10/32 144A†	423,057	414,596
Ally Master Owner Trust
0.60%, 04/15/18†	1,400,000	1,402,180
American Express Credit Account Master Trust
0.98%, 05/15/19	2,250,000	2,247,905
1.26%, 01/15/20	3,000,000	2,988,426
American Homes 4 Rent
1.25%, 06/17/31 144A†	985,582	977,925
AmeriCredit Automobile Receivables Trust
4.04%, 07/10/17	1,226,000	1,261,723
1.31%, 11/08/17	370,000	371,506
0.96%, 04/09/18	1,200,000	1,202,717
1.19%, 05/08/18	785,000	785,045
1.66%, 09/10/18	500,000	502,513
1.79%, 03/08/19	980,000	981,525
2.72%, 09/09/19	400,000	407,401
2.29%, 11/08/19	655,000	655,922
2.15%, 03/09/20	825,000	816,446
Apidos CDO XIV
1.38%, 04/15/25 144A†	2,090,000	2,061,722
1.93%, 04/15/25 144A†	250,000	239,178
Asset-Backed Securities Corporation Home Equity Loan Trust
0.70%, 09/25/34†	41,004	40,979
Atrium VII
1.34%, 11/16/22 144A†	1,000,000	999,087
Avalon IV Capital, Ltd.
1.40%, 04/17/23 144A†	1,190,000	1,188,299
BA Credit Card Trust
0.53%, 06/15/21†	1,110,000	1,109,045
Babson CLO, Ltd.
1.33%, 04/20/25 144A†	2,300,000	2,266,413
Bear Stearns Asset Backed Securities Trust
0.60%, 12/25/42†	129,928	127,298
Bear Stearns Asset-Backed Securities Trust
1.15%, 10/25/37†	748,125	698,247
0.34%, 01/25/47†	126,579	126,053
BNC Mortgage Loan Trust
0.21%, 03/25/37†	114,813	113,755
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	259,843
1.74%, 10/22/18	270,000	270,064
Cent CLO 18, Ltd.
1.35%, 07/23/25 144A†Δ	1,400,000	1,378,343
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	969,137	971,518
Citibank Credit Card Issuance Trust
1.32%, 09/07/18	493,000	496,301
1.02%, 02/22/19	2,600,000	2,588,968
5.65%, 09/20/19	3,500,000	3,917,795
Colony American Homes
1.40%, 05/17/31 144A†	575,308	576,102
1.10%, 07/17/31 144A†	844,305	835,550
Conseco Financial Corporation
6.04%, 11/01/29	7,013	7,214
Credit Acceptance Auto Loan Trust
1.50%, 04/15/21 144A	1,410,000	1,413,675
Credit-Based Asset Servicing and Securitization LLC
0.60%, 05/25/35†	327,092	325,073
Crusade ABS Trust
3.64%, 07/12/23(A)†	1,013,930	890,533
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	549,324	426,084
Dell Equipment Finance Trust
1.36%, 06/22/20 144A	900,000	899,485
Drug Royalty II LP 2
3.08%, 07/15/23 144A†@	294,261	296,153
Dryden Senior Loan Fund
1.40%, 01/15/22 144A†	1,185,000	1,183,471
Dryden XXVIII Senior Loan Fund
1.33%, 08/15/25 144A†	930,000	916,970
1.78%, 08/15/25 144A†	1,175,000	1,128,492
Eagle Creek CLO, Ltd.
1.14%, 02/28/18 144A†	915,000	913,095
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	460,017	460,591
FHLMC Structured Pass-Through Securities
0.41%, 08/25/31†	584,351	571,071
Gracechurch Card Funding PLC
0.81%, 02/15/17 144A(E)†	800,000	1,012,958
Great America Leasing Receivables Funding LLC
1.83%, 06/17/19 144A	200,000	200,089
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/45 144A	395,000	395,237
1.50%, 01/16/46 144A	700,000	700,560
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	91,121	91,349
ING IM CLO 2012-1, Ltd.
1.43%, 03/14/22 144A†	1,190,000	1,187,789
Invitation Homes 2013-SFR1 Trust
1.40%, 12/17/30 144A†	779,814	780,530

22	See Notes to Schedules of Investments.

	Par	Value
Invitation Homes 2014-SFR1 Trust
1.15%, 06/17/31 144A†	$2,420,000	$2,403,505
Invitation Homes 2014-SFR2 Trust
1.25%, 09/17/31 144A†	1,500,000	1,496,424
JP Morgan Mortgage Acquisition Corporation
0.89%, 07/25/35†	278,786	276,995
0.33%, 02/25/36†	472,221	450,291
LA Arena Funding LLC
7.66%, 12/15/26 144A	336,893	371,290
Mayport CLO, Ltd.
0.88%, 02/22/20 144A†	1,430,000	1,405,724
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	16,848	16,850
Motor 2012 PLC
1.29%, 02/25/20 144A	62,160	62,255
Navient Student Loan Trust
0.85%, 09/16/24 144A†	322,688	322,703
Oaktree Enhanced Income Funding, Series III Ltd.
1.43%, 07/20/23 144A†	900,000	898,957
1.88%, 07/20/23 144A†	1,300,000	1,267,507
Octagon Investment Partners XIX, Ltd.
1.75%, 04/15/26 144A†	1,900,000	1,900,315
2.23%, 04/15/26 144A†	905,000	884,919
OHA Intrepid Leveraged Loan Fund, Ltd.
1.15%, 04/20/21 144A†	1,153,375	1,152,971
OneMain Financial Issuance Trust
2.47%, 09/18/24 144A	2,605,000	2,605,815
Option One Mortgage Loan Trust
0.41%, 11/25/35†	1,082,500	1,066,094
Red & Black Auto France
0.86%, 12/28/21(E)†	52,013	65,736
Santander Drive Auto Receivables Trust
3.11%, 05/16/16	688,681	691,974
0.80%, 10/17/16 144A	387,564	387,701
1.94%, 03/15/18	270,000	272,684
3.01%, 04/16/18	1,305,000	1,331,515
2.70%, 08/15/18	300,000	306,138
1.78%, 11/15/18 144A	1,770,000	1,782,174
1.76%, 01/15/19	1,690,000	1,693,351
3.12%, 10/15/19 144A	1,025,000	1,046,297
2.60%, 11/16/20	1,350,000	1,348,581
Securitized Asset Backed Receivables LLC Trust
0.52%, 10/25/35†	2,800,000	2,662,915
SLM Private Credit Student Loan Trust
0.43%, 06/15/21†	562,035	558,962
0.63%, 03/15/22†	408,824	408,406
SLM Private Education Loan Trust
1.25%, 12/15/21 144A†	158,930	159,479
1.00%, 02/15/22 144A†	984,041	987,972
1.25%, 08/15/23 144A†	751,520	756,656
0.90%, 10/16/23 144A†	292,732	293,542
1.55%, 12/15/23 144A†	1,081,606	1,089,044
1.30%, 01/15/26 144A†	1,245,000	1,257,460
2.59%, 01/15/26 144A	555,000	555,886
3.40%, 05/16/44 144A†	2,193,136	2,329,839
Structured Asset Securities Corporation Mortgage Loan Trust
1.65%, 04/25/35†	616,502	597,830
Symphony CLO, Ltd.
1.33%, 01/09/23+ 144A†	1,425,000	1,425,000
Trade MAPS 1, Ltd.
0.85%, 12/10/18 144A†	1,500,000	1,504,059
Tyron Park CLO, Ltd.
1.35%, 07/15/25 144A†	1,270,000	1,250,039
1.78%, 07/15/25 144A†	1,175,000	1,126,716
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	2,767,793	2,767,974
World Omni Master Owner Trust
0.50%, 02/15/18 144A†	750,000	750,733

Total Asset-Backed Securities (Cost $96,830,906)		96,331,169

CORPORATE BONDS — 23.6%
AbbVie, Inc.
1.75%, 11/06/17	1,130,000	1,126,991
ADT Corporation
4.13%, 04/15/19Δ	1,200,000	1,179,000
AES Corporation
3.23%, 06/01/19†	900,000	888,750
Air Lease Corporation
4.50%, 01/15/16Δ	1,700,000	1,763,750
3.38%, 01/15/19Δ	625,000	635,938
Ally Financial, Inc.
6.75%, 12/01/14	800,000	806,000
8.30%, 02/12/15	300,000	306,750
4.63%, 06/26/15	500,000	508,200
2.75%, 01/30/17	1,400,000	1,375,500
3.25%, 09/29/17	810,000	801,900
American Express Credit Corporation
1.13%, 06/05/17Δ	630,000	625,817
0.78%, 03/18/19†	4,900,000	4,926,837
American Express, Co.
0.82%, 05/22/18†Δ	1,240,000	1,251,817
American Honda Finance Corporation
1.13%, 10/07/16	500,000	501,961
American International Group, Inc.
2.30%, 07/16/19Δ	575,000	571,429
AmeriGas Partners LP
6.25%, 08/20/19Δ	500,000	516,250
Amgen, Inc.
1.25%, 05/22/17	1,210,000	1,204,417
ARC Properties Operating Partnership LP
2.00%, 02/06/17 144A	2,450,000	2,450,042
Ashland, Inc.
3.00%, 03/15/16	240,000	241,200
3.88%, 04/15/18Δ	1,480,000	1,491,100
Astoria Financial Corporation
5.00%, 06/19/17	770,000	827,734

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Autodesk, Inc.
1.95%, 12/15/17Δ	$350,000	$351,635
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	900,000	925,687
4.63%, 01/31/18 144A	500,000	521,250
Bank of America Corporation
3.75%, 07/12/16Δ	920,000	960,791
6.50%, 08/01/16	1,582,000	1,727,427
5.63%, 10/14/16	1,500,000	1,628,237
3.88%, 03/22/17Δ	130,000	136,942
1.70%, 08/25/17Δ	570,000	567,936
6.40%, 08/28/17	400,000	450,260
6.00%, 09/01/17Δ	850,000	948,257
5.75%, 12/01/17	1,700,000	1,892,974
2.00%, 01/11/18Δ	800,000	797,149
1.30%, 03/22/18†	1,200,000	1,223,320
6.88%, 04/25/18	800,000	923,464
1.27%, 01/15/19†	280,000	284,289
2.60%, 01/15/19Δ	2,291,000	2,287,919
2.65%, 04/01/19	2,778,000	2,772,402
Bank of New York Mellon Corporation
0.80%, 08/01/18†	640,000	645,937
BB&T Corporation
1.60%, 08/15/17	340,000	341,164
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	494,057
Cameron International Corporation
1.40%, 06/15/17	270,000	269,972
Capital One Financial Corporation
1.00%, 11/06/15	920,000	922,817
Capital One NA
1.50%, 09/05/17Δ	690,000	687,471
CareFusion Corporation
1.45%, 05/15/17	1,250,000	1,244,291
Case New Holland Industrial, Inc.
7.88%, 12/01/17	380,000	424,175
Caterpillar Financial Services Corporation
1.25%, 08/18/17	490,000	488,913
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	303,719
Chesapeake Energy Corporation
3.48%, 04/15/19†	3,300,000	3,316,500
Cisco Systems, Inc.
1.10%, 03/03/17	900,000	899,933
CIT Group, Inc.
4.75%, 02/15/15 144A	2,800,000	2,833,250
4.25%, 08/15/17	1,950,000	1,974,375
Citigroup, Inc.
4.59%, 12/15/15	400,000	417,963
3.95%, 06/15/16	1,360,000	1,428,985
1.19%, 07/25/16†	3,200,000	3,234,320
4.45%, 01/10/17	450,000	479,723
0.77%, 03/10/17†	1,300,000	1,302,993
1.55%, 08/14/17Δ	1,300,000	1,291,003
2.50%, 07/29/19	1,300,000	1,289,288
Compass Bank
1.85%, 09/29/17	500,000	500,307
Computer Sciences Corporation
2.50%, 09/15/15Δ	210,000	213,220
ConAgra Foods, Inc.
1.30%, 01/25/16	240,000	241,051
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	442,060	470,794
Cox Communications, Inc.
6.25%, 06/01/18 144A	1,250,000	1,428,798
Crane Co.
2.75%, 12/15/18	600,000	611,306
Daimler Finance North America LLC
1.30%, 07/31/15 144A	500,000	503,184
1.25%, 01/11/16 144A	530,000	533,757
0.92%, 08/01/16 144A†	200,000	201,953
1.13%, 03/10/17 144A	300,000	298,629
1.38%, 08/01/17 144A	660,000	657,379
Delta Air Lines 2010-2 Class B Pass Through Trust
6.75%, 05/23/17	300,000	317,250
Devon Energy Corporation
1.20%, 12/15/16	560,000	560,721
Digital Realty Trust LP
4.50%, 07/15/15Δ	905,000	923,133
DIRECTV Holdings LLC
3.13%, 02/15/16Δ	320,000	329,392
Discover Bank
2.00%, 02/21/18	1,380,000	1,374,479
DISH DBS Corporation
6.63%, 10/01/14Δ	400,000	400,000
7.75%, 05/31/15	1,000,000	1,036,250
7.13%, 02/01/16	1,800,000	1,912,500
Enterprise Products Operating LLC
1.25%, 08/13/15	230,000	231,136
ERAC USA Finance LLC
1.40%, 04/15/16 144A	180,000	181,341
6.38%, 10/15/17 144A	600,000	683,041
Express Scripts Holding Co.
1.25%, 06/02/17	380,000	377,243
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	366,521	371,579
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	338,193
Fifth Third Bancorp
5.45%, 01/15/17Δ	250,000	272,027
Fifth Third Bank
1.15%, 11/18/16	700,000	700,617
First Republic Bank
2.38%, 06/17/19Δ	400,000	399,440
Ford Motor Credit Co., LLC
3.98%, 06/15/16	1,600,000	1,676,486
8.00%, 12/15/16	1,820,000	2,072,332
3.00%, 06/12/17	560,000	578,336
1.06%, 03/12/19†	4,460,000	4,482,322
Freeport-McMoRan, Inc.
1.40%, 02/13/15Δ	200,000	200,581
2.15%, 03/01/17Δ	210,000	213,701
GATX Corporation
2.50%, 03/15/19Δ	500,000	500,902
General Motors Co.
3.50%, 10/02/18	953,000	973,251

24	See Notes to Schedules of Investments.

	Par	Value
General Motors Financial Co., Inc.
2.75%, 05/15/16	$1,100,000	$1,110,312
2.75%, 05/15/16 144A	863,000	871,091
2.63%, 07/10/17	1,060,000	1,065,517
3.00%, 09/25/17Δ	1,300,000	1,314,625
Glencore Funding LLC
1.59%, 01/15/19 144A†	1,200,000	1,210,222
GMAC, Inc.
6.75%, 12/01/14	100,000	100,875
Goldman Sachs Group, Inc.
1.60%, 11/23/15	640,000	645,363
5.35%, 01/15/16	761,000	804,341
3.63%, 02/07/16Δ	2,874,000	2,971,032
5.75%, 10/01/16	135,000	146,656
6.25%, 09/01/17Δ	1,092,000	1,227,416
5.95%, 01/18/18	2,003,000	2,244,041
2.38%, 01/22/18	645,000	652,005
1.44%, 04/30/18†	1,250,000	1,278,430
1.33%, 11/15/18†	5,080,000	5,173,375
HCA, Inc.
3.75%, 03/15/19Δ	1,000,000	980,000
7.25%, 09/15/20Δ	360,000	378,900
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	415,220
6.20%, 06/01/16Δ	1,546,000	1,679,098
Healthcare Realty Trust, Inc.
6.50%, 01/17/17	235,000	260,023
Hess Corporation
1.30%, 06/15/17	310,000	309,027
Hewlett-Packard Co.
1.17%, 01/14/19†	520,000	527,537
HSBC Finance Corporation
0.66%, 06/01/16†	400,000	400,331
HSBC USA, Inc.
1.12%, 09/24/18†	800,000	816,515
Huntington National Bank
1.30%, 11/20/16	500,000	500,703
0.66%, 04/24/17†	250,000	250,317
1.38%, 04/24/17	290,000	289,674
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	503,560
3.75%, 04/06/16 144A	190,000	197,307
1.45%, 02/06/17 144A	800,000	799,882
IAC/InterActiveCorp
4.88%, 11/30/18Δ	300,000	304,500
Ingredion, Inc.
3.20%, 11/01/15	200,000	204,687
International Lease Finance Corporation
4.88%, 04/01/15Δ	1,350,000	1,372,781
8.63%, 09/15/15	600,000	635,310
5.75%, 05/15/16	1,000,000	1,046,875
6.75%, 09/01/16 144A	1,365,000	1,477,612
3.88%, 04/15/18	795,000	790,528
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	284,111
IPALCO Enterprises, Inc.
7.25%, 04/01/16 144A	400,000	429,000
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	325,975
Jackson National Life Global Funding
1.25%, 02/21/17 144A	600,000	597,332
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	564,093
2.40%, 03/15/19	620,000	621,978
John Deere Capital Corporation
1.05%, 10/11/16	480,000	481,341
1.13%, 06/12/17	840,000	836,147
Johnson Controls, Inc.
1.40%, 11/02/17	130,000	129,013
JPMorgan Chase & Co.
3.45%, 03/01/16	1,249,000	1,293,952
3.15%, 07/05/16	2,252,000	2,331,318
0.75%, 02/15/17†	3,400,000	3,418,000
1.35%, 02/15/17Δ	1,240,000	1,238,016
2.00%, 08/15/17Δ	1,000,000	1,009,225
1.13%, 01/25/18†	3,610,000	3,678,193
0.78%, 04/25/18†	1,100,000	1,106,773
Kroger Co.
2.20%, 01/15/17	500,000	509,874
L-3 Communications Corporation
1.50%, 05/28/17	300,000	297,994
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—
0.00%, 12/31/99Ω†#	600,000	122,250
Lennar Corporation
4.50%, 06/15/19Δ	1,000,000	991,250
Liberty Property LP
6.63%, 10/01/17	375,000	424,511
Life Technologies Corporation
3.50%, 01/15/16	800,000	826,062
Manufacturers & Traders Trust Co.
1.25%, 01/30/17	700,000	701,098
1.40%, 07/25/17	780,000	779,165
Marsh & McLennan Cos., Inc.
2.55%, 10/15/18Δ	495,000	503,846
Masco Corporation
4.80%, 06/15/15	365,000	373,733
6.13%, 10/03/16	500,000	536,000
Maxim Integrated Products, Inc.
2.50%, 11/15/18	1,350,000	1,359,115
McKesson Corporation
1.29%, 03/10/17Δ	300,000	299,115
Moody’s Corporation
2.75%, 07/15/19Δ	390,000	392,052
Morgan Stanley
5.75%, 10/18/16	6,600,000	7,181,737
4.75%, 03/22/17	1,015,000	1,091,371
1.51%, 04/25/18†	1,520,000	1,564,115
2.13%, 04/25/18Δ	234,000	234,175
0.97%, 07/23/19†Δ	940,000	942,424
Motorola Solutions, Inc.
3.50%, 09/01/21Δ	1,900,000	1,876,047
MUFG Union Bank NA
0.99%, 09/26/16†	600,000	605,515
Mylan, Inc.
1.80%, 06/24/16Δ	180,000	182,179
Nabors Industries, Inc.
2.35%, 09/15/16	1,100,000	1,124,545
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	657,583
Naviet Corporation
6.25%, 01/25/16	3,000,000	3,121,500

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
NBCUniversal Enterprise, Inc.
0.92%, 04/15/18 144A†	$355,000	$358,881
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,189,629
NextEra Energy Capital Holdings, Inc.
1.34%, 09/01/15	3,300,000	3,321,506
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144A	910,000	911,566
1.95%, 09/12/17 144A	520,000	525,600
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23	135,265	146,248
Ohio Power Co.
6.05%, 05/01/18Δ	1,000,000	1,138,849
Omnicom Group, Inc.
5.90%, 04/15/16	285,000	306,095
PACCAR Financial Corporation
0.75%, 05/16/16	270,000	270,357
1.10%, 06/06/17	250,000	248,885
0.83%, 12/06/18†	250,000	252,734
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	919,114
Penske Truck Leasing Co. LP
2.50%, 03/15/16 144AΔ	1,650,000	1,684,148
3.38%, 03/15/18 144A	1,115,000	1,161,061
2.50%, 06/15/19 144A	190,000	189,137
Phillips 66
2.95%, 05/01/17	210,000	218,327
Pioneer Natural Resources Co.
5.88%, 07/15/16	1,960,000	2,114,522
Piper Jaffray Cos.
4.73%, 11/30/15 144A†@	100,000	100,764
Plains Exploration & Production Co.
6.50%, 11/15/20	350,000	384,167
Principal Life Global Funding II
1.00%, 12/11/15 144A	530,000	532,427
Prologis LP
4.50%, 08/15/17	500,000	535,929
Prudential Covered Trust
3.00%, 09/30/15 144A	600,000	612,625
Prudential Financial, Inc.
1.01%, 08/15/18†	500,000	505,060
QVC, Inc.
3.13%, 04/01/19	750,000	752,603
Regions Financial Corporation
2.00%, 05/15/18Δ	1,250,000	1,236,312
Rockies Express Pipeline LLC
3.90%, 04/15/15 144AΔ	200,000	200,000
Samsung Electronics America, Inc.
1.75%, 04/10/17 144A	1,150,000	1,154,116
SBA Tower Trust
4.25%, 04/15/40 144A	510,000	519,591
SteelRiver Trans-mission Co., LLC
4.71%, 06/30/17 144A	502,092	529,031
SunTrust Bank
5.20%, 01/17/17	890,000	961,730
1.35%, 02/15/17	1,240,000	1,240,021
Synchrony Financial
1.88%, 08/15/17Δ	750,000	751,542
3.00%, 08/15/19Δ	390,000	391,329
Sysco Corporation
1.45%, 10/02/17	280,000	280,584
Tesoro Corporation
4.25%, 10/01/17	550,000	566,500
T-Mobile USA, Inc.
5.25%, 09/01/18Δ	600,000	620,250
Toyota Motor Credit Corp
1.13%, 05/16/17	1,260,000	1,255,988
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	380,131	420,995
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	496,462	561,003
United Airlines 2014-2 Class B Pass Through Trust
4.63%, 03/03/24	470,000	467,650
UnitedHealth Group, Inc.
1.40%, 10/15/17Δ	210,000	209,852
USG Corporation
8.38%, 10/15/18 144AΔ	100,000	104,325
Ventas Realty LP
1.55%, 09/26/16	414,000	417,049
1.25%, 04/17/17	230,000	229,035
2.00%, 02/15/18Δ	298,000	298,303
Verizon Communications, Inc.
1.35%, 06/09/17	840,000	836,280
1.98%, 09/14/18†	570,000	601,021
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	742,160
Volkswagen Group of America Finance LLC
1.25%, 05/23/17 144A	1,060,000	1,054,968
Voya Financial, Inc.
2.90%, 02/15/18	1,600,000	1,647,368
WEA Finance LLC
1.75%, 09/15/17 144A	220,000	220,480
2.70%, 09/17/19 144A	260,000	260,912
WellPoint, Inc.
2.38%, 02/15/17Δ	1,060,000	1,085,870
Wells Fargo & Co.
1.15%, 06/02/17	990,000	984,348
1.40%, 09/08/17	600,000	598,476
0.86%, 04/23/18†	270,000	272,904
Wm. Wrigley Jr. Co.
1.40%, 10/21/16 144A	200,000	201,100
2.00%, 10/20/17 144A	200,000	202,019
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	815,100
Xcel Energy, Inc.
0.75%, 05/09/16	410,000	409,559

Total Corporate Bonds (Cost $213,197,356)		214,184,218

26	See Notes to Schedules of Investments.

	Par	Value
FOREIGN BONDS — 14.6%
Australia — 1.0%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	$1,500,000	$1,617,286
Australia & New Zealand Banking Group, Ltd.
0.79%, 05/15/18†	1,230,000	1,239,508
Macquarie Bank, Ltd.
2.00%, 08/15/16 144A	1,500,000	1,525,484
5.00%, 02/22/17 144A@	250,000	269,565
Macquarie Group, Ltd.
1.24%, 01/31/17 144A†	1,240,000	1,254,715
4.88%, 08/10/17 144A	355,000	383,052
National Australia Bank, Ltd.
1.30%, 06/30/17 144AΔ	1,190,000	1,185,293
Perpetual Trustee- Apollo
3.96%, 10/03/40(A)	686,419	606,459
QBE Insurance Group, Ltd.
6.13%, 09/28/15(U)	250,000	423,008
Virgin Australia 2013-1A Trust
5.00%, 04/23/25 144A	651,342	680,652

		9,185,022

Bermuda — 0.1%
Aircastle, Ltd.
6.75%, 04/15/17Δ	1,000,000	1,067,500

Brazil — 0.2%
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	727,395
Banco Santander Brasil SA
4.63%, 02/13/17 144AΔ	1,000,000	1,048,750

		1,776,145

Canada — 0.8%
Bell Aliant Regional Communications LP
1.80%, 04/22/16(C)†	1,150,000	1,028,064
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,290,000	1,312,483
Husky Energy, Inc.
7.25%, 12/15/19	605,000	736,766
Nexen Energy ULC
5.20%, 03/10/15	790,000	806,363
Rogers Communications, Inc.
1.87%, 03/13/17(C)†	550,000	491,481
Shaw Communications, Inc.
1.96%, 02/01/16(C)†	1,000,000	894,728
Thomson Reuters Corporation
0.88%, 05/23/16Δ	600,000	599,263
1.65%, 09/29/17	640,000	639,557
TransAlta Corporation
1.90%, 06/03/17	250,000	250,200

		6,758,905

Cayman Islands — 0.3%
Baidu, Inc.
2.25%, 11/28/17	440,000	443,333
Hutchison Whampoa International, (12) (II), Ltd.
2.00%, 11/08/17 144A	370,000	373,669
Petrobras International Finance Co.
3.88%, 01/27/16	590,000	605,340
Seagate HDD Cayman
3.75%, 11/15/18 144A	985,000	1,007,162
Trafford Centre Finance, Ltd.
0.76%, 07/28/15(U)†	28,055	45,262
XLIT, Ltd.
2.30%, 12/15/18Δ	400,000	400,044

		2,874,810

Chile — 0.6%
Banco del Estado de Chile
2.00%, 11/09/17 144A	1,100,000	1,109,756
Banco Santander Chile
1.83%, 01/19/16 144A†	2,500,000	2,525,000
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	1,260,000	1,292,352
Corpbanca SA
3.88%, 09/22/19 144AΔ	500,000	503,529

		5,430,637

Denmark — 0.1%
AP Moeller—Maersk A/S
2.55%, 09/22/19 144A	670,000	672,399

France — 2.2%
Banque Federative du Credit Mutuel SA
1.09%, 10/28/16 144A†	1,425,000	1,439,797
BNP Paribas SA
0.82%, 12/12/16†	500,000	502,899
BPCE SA
1.63%, 02/10/17	440,000	442,470
0.84%, 06/23/17†	1,250,000	1,253,351
Credit Agricole SA
1.39%, 04/15/16 144A†	960,000	971,215
1.03%, 04/15/19 144A†	1,260,000	1,271,676
Dexia Credit Local SA
0.62%, 11/07/16 144A†	2,500,000	2,512,351
0.63%, 01/11/17†	9,800,000	9,861,054
Electricite de France
1.15%, 01/20/17 144A	777,000	775,439
RCI Banque SA
1.11%, 04/07/15(E)†	900,000	1,133,551

		20,163,803

Germany — 0.4%
Deutsche Bank AG
1.35%, 05/30/17	2,500,000	2,484,507
FMS Wertmanagement AoeR
1.13%, 09/05/17	1,100,000	1,098,205

		3,582,712

Iceland — 0.1%
Iceland Government International Bond
4.88%, 06/16/16	860,000	907,515

Ireland — 0.1%
AerCap Ireland Capital, Ltd.
2.75%, 05/15/17 144A	700,000	684,250

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Italy — 0.7%
Enel SpA
4.88%, 02/20/18(E)	$1,500,000	$2,150,582
Intesa Sanpaolo SpA
1.61%, 04/11/16†	3,300,000	3,328,865
2.38%, 01/13/17	1,250,000	1,264,589

		6,744,036

Japan — 0.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.64%, 03/10/17 144A†@	3,000,000	3,010,554
1.20%, 03/10/17 144A	620,000	617,499
1.45%, 09/08/17 144AΔ	750,000	745,749
Japan Finance Organization for Municipalities
1.50%, 09/12/17	200,000	201,034
Mizuho Bank, Ltd.
1.30%, 04/16/17 144A	490,000	487,463
0.71%, 09/25/17 144AΩ†	300,000	300,041
1.70%, 09/25/17 144A@	1,110,000	1,109,716

		6,472,056

Mexico — 0.4%
Kansas City Southern de Mexico SA de CV
0.94%, 10/28/16†	1,000,000	1,005,340
Petroleos Mexicanos
2.25%, 07/18/18†Δ	820,000	858,950
5.50%, 01/21/21Δ	1,400,000	1,547,700

		3,411,990

Netherlands — 0.7%
ABN AMRO Bank NV
1.04%, 10/28/16 144A†	600,000	605,919
Bank Nederlandse Gemeenten NV
0.63%, 09/15/16 144A	4,000,000	3,997,200
EDP Finance BV
6.00%, 02/02/18 144A	800,000	862,776
GMAC International Finance BV
7.50%, 04/21/15(E)	400,000	522,577
ING Bank NV
0.93%, 10/01/19 144A†@	250,000	250,061

		6,238,533

New Zealand — 0.1%
ANZ New Zealand International, Ltd.
1.13%, 03/24/16 144AΔ	580,000	582,742
1.40%, 04/27/17 144AΔ	660,000	658,717

		1,241,459

Norway — 0.0%
Eksportfinans ASA
2.38%, 05/25/16	300,000	301,110

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16	310,000	311,090

Peru — 0.1%
BBVA Banco Continental SA
2.25%, 07/29/16 144AΔ	500,000	506,250

Singapore — 0.4%
DBS Bank, Ltd.
5.00%, 11/15/19†	3,000,000	3,010,935
DBS Group Holdings, Ltd.
0.73%, 07/16/19 144A†	400,000	400,281

		3,411,216

Slovenia — 0.3%
Slovenia Government International Bond
4.70%, 11/01/16 144A(E)	1,700,000	2,318,801
4.75%, 05/10/18	200,000	214,250

		2,533,051

South Korea — 3.1%
Export-Import Bank of Korea
1.08%, 09/17/16†	800,000	805,843
5.38%, 10/04/16 144A	1,300,000	1,410,026
Hana Bank
1.36%, 11/09/16†	1,500,000	1,517,233
3.50%, 10/25/17	800,000	837,865
Hyundai Capital Services, Inc.
4.38%, 07/27/16Δ	1,657,000	1,747,514
4.38%, 07/27/16 144A	2,900,000	3,058,412
Industrial Bank of Korea
2.38%, 07/17/17	2,000,000	2,037,172
Kookmin Bank
1.11%, 01/27/17 144A†	3,300,000	3,326,519
Korea Development Bank
3.88%, 05/04/17	4,800,000	5,082,293
Korea Exchange Bank
1.75%, 09/27/15	500,000	503,422
Korea Land & Housing Corporation
1.88%, 08/02/17 144A	2,000,000	2,005,986
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	3,048,201
KT Corporation
1.75%, 04/22/17 144A	2,000,000	1,999,972
2.63%, 04/22/19@	800,000	796,135

		28,176,593

Spain — 0.1%
Instituto de Credito Oficial
1.13%, 04/01/16 144A	1,300,000	1,296,420

Switzerland — 0.6%
Credit Suisse
1.38%, 05/26/17Δ	3,570,000	3,552,111
3.63%, 09/09/24	500,000	493,916
UBS AG
1.38%, 08/14/17	1,200,000	1,191,338

		5,237,365

United Kingdom — 1.1%
Abbey National Treasury Services PLC
1.65%, 09/29/17	1,150,000	1,148,704
2.35%, 09/10/19Δ	1,300,000	1,283,367
Anglo American Capital PLC
1.18%, 04/15/16 144A†	300,000	301,804
AXIS Specialty Finance PLC
2.65%, 04/01/19	600,000	602,614
Barclays Bank PLC
0.81%, 02/17/17†	890,000	894,090

28	See Notes to Schedules of Investments.

	Par	Value
HSBC Bank PLC
0.87%, 05/15/18 144A†	$1,190,000	$1,201,319
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18 144A	700,000	703,990
Rofin
1.97%, 08/16/46	452,320	741,502
Standard Chartered PLC
1.50%, 09/08/17 144A	1,320,000	1,317,030
2.40%, 09/08/19 144A	1,300,000	1,307,766

		9,502,186

Virgin Islands (British) — 0.4%
Sinopec Group Overseas Development 2014, Ltd.
1.01%, 04/10/17 144A†	3,000,000	3,004,845
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	365,977

		3,370,822

Total Foreign Bonds (Cost $131,759,419)		131,857,875

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 1.3%
Germany — 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	4,100,000	5,764,608

Italy — 0.6%
Italy Buoni Poliennali Del Tesoro
2.45%, 03/26/16(E)	4,300,000	5,603,621

Total Foreign Government Inflation-Linked Bond (Cost $11,291,453)		11,368,229

LOAN AGREEMENTS — 0.2%
Activision Blizzard, Inc. Term B Loan
3.25%, 10/11/20	720,375	717,998
FMG Resources August 2006 Proprietary, Ltd. Term B Loan
3.75%, 06/30/19	841,500	822,962
H.J. Heinz Co. Term B2 Loan
3.50%, 06/05/20	207,375	204,575

Total Loan Agreements (Cost $1,786,003)		1,745,535

MORTGAGE-BACKED SECURITIES — 18.9%
Adjustable Rate Mortgage Trust
3.87%, 03/25/37†	1,784,508	1,385,852
Alternative Loan Trust
6.00%, 10/25/32	20,536	20,047
American Home Mortgage Investment Trust
2.07%, 10/25/34†	368,759	370,024
American Home Mortgage Assets Trust
1.04%, 11/25/46†	918,637	503,817
Arran Residential Mortgages Funding PLC
1.68%, 11/19/47 144A†	1,142,812	1,154,761
Banc of America Commercial Mortgage Trust
5.79%, 06/10/49†	659,015	712,422
6.02%, 02/10/51†	1,290,000	1,420,542
Banc of America Mortgage 2003-L Trust
2.74%, 01/25/34†	191,246	187,802
Banc of America Mortgage 2004-I Trust
2.65%, 10/25/34†	435,424	435,449
Banc of America Funding 2006 J Trust
2.83%, 01/20/47†	500,875	386,706
Banc of America Mortgage Trust
6.50%, 10/25/31	72,775	76,514
Bear Stearns Adjustable Rate Mortgage Trust
2.76%, 01/25/34†	268,301	272,977
2.95%, 07/25/34†	395,476	395,903
2.58%, 10/25/34†	85,776	85,406
2.58%, 03/25/35†	642,480	648,933
Bear Stearns Alt-A Trust
0.89%, 11/25/34†	214,033	213,792
Bear Stearns Commercial Mortgage Securities Trust
5.60%, 03/11/39†	1,497,166	1,572,869
5.32%, 02/11/44	1,194,444	1,284,769
5.74%, 06/11/50	393,862	398,166
CD 2007-CD4 Commercial Mortgage Trust
5.37%, 12/11/49†	395,000	414,181
COBALT CMBS Commercial Mortgage Trust
5.97%, 05/15/46†	1,040,000	1,130,426
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	1,160,000	1,235,089
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	1,206,066	1,224,789
COMM 2012-CCRE2 Mortgage Trust
3.15%, 08/15/45 IOΩ†	2,034,777	208,995
COMM 2013-CCRE11 Mortgage Trust
3.24%, 10/10/46 IOΩ†	5,971,521	457,132
COMM 2013-CCRE12 Mortgage Trust
2.90%, 10/10/46	2,055,000	2,114,747
COMM 2013-CCRE7 Mortgage Trust
3.28%, 03/10/46 IOΩ†	5,725,901	478,084
COMM 2013-FL3 Mortgage Trust
1.67%, 10/13/28 144A†	1,062,238	1,069,010
COMM 2013-SFS Mortgage Trust
1.87%, 04/12/35 144A	681,790	662,693
COMM 2014-KYO Mortgage Trust
1.05%, 06/11/27 144A†	3,400,000	3,403,322
Countrywide Home Loan Mortgage Pass-Through Trust
0.69%, 02/25/35†	165,174	156,862

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Credit Suisse Commercial Mortgage Trust
5.64%, 02/15/39†	$655,000	$686,737
5.62%, 09/15/40†	458,796	484,297
6.03%, 02/15/41†	451,104	449,521
Crusade Global Trust
0.29%, 11/15/37†	1,479,271	1,469,519
CSMC Series 2011-1R
1.15%, 02/27/47 144A†	155,017	154,978
CSMC Trust 13-IVR3
1.55%, 05/25/43 144A†	619,168	581,474
CSMC Trust 2013-IVR2
1.55%, 04/25/43 144A†	1,214,188	1,132,411
DBRR 2011-C32 Trust
5.93%, 06/17/49 144A†	1,805,000	1,961,598
Del Coronado Trust 2013-DEL
0.95%, 03/15/26 144A†	530,000	529,426
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	450,718	360,825
5.89%, 10/25/36 STEP	450,718	361,122
Fannie Mae Connecticut Avenue Securities
2.15%, 10/25/23†	1,095,950	1,107,608
1.75%, 01/25/24†	1,150,394	1,152,232
1.10%, 05/25/24†	1,638,328	1,613,167
1.35%, 07/25/24†	2,472,923	2,455,523
Fannie Mae Grantor Trust
3.31%, 02/25/32	71,403	72,882
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	716,351	723,848
FDIC Guaranteed Notes Trust 2010-S1
3.25%, 04/25/38 144A	427,255	436,231
0.71%, 02/25/48 144A†	189,385	189,463
FDIC Guaranteed Notes Trust 2010-S4
0.88%, 12/04/20 144A†	1,601,413	1,610,558
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	136,507	145,447
5.00%, 02/01/19	165,122	175,947
5.00%, 12/01/19	307,106	327,365
5.50%, 05/01/22	1,000,784	1,073,041
2.48%, 07/01/27†	12,164	12,635
2.38%, 11/01/31†	52,814	56,199
2.38%, 04/01/32†	9,128	9,631
2.16%, 06/01/33†	841,359	891,300
2.38%, 10/01/34†	212,915	227,485
2.25%, 08/01/35†	799,988	854,439
1.86%, 09/01/35†	446,454	466,780
2.22%, 10/01/35†	670,353	712,460
2.19%, 04/01/36†	563,664	597,085
5.50%, 05/01/38	592,501	659,963
5.50%, 02/01/40	189,489	210,819
Federal Home Loan Mortgage Corporation REMIC
4.00%, 08/15/25 STEP	398,080	426,493
3.50%, 08/15/41	3,066,007	3,239,992
4.50%, 09/15/41	938,147	1,016,221
4.50%, 11/15/41	1,011,571	1,095,207
Federal National Mortgage Association
0.51%, 01/25/17	1,355,009	1,356,386
5.00%, 07/01/19	71,201	75,913
5.00%, 05/01/21	610,989	651,268
5.00%, 11/01/21	258,336	275,364
2.20%, 12/01/24 CONV†	18,522	18,627
9.00%, 05/01/25	7,262	7,295
9.00%, 07/01/25	17,604	17,682
3.50%, 10/01/25 TBA	4,390,000	4,614,645
3.00%, 10/01/27 TBA	3,715,000	3,826,450
2.50%, 12/01/27	2,755,342	2,787,513
2.34%, 09/01/31†	78,624	84,082
1.46%, 08/01/32†	762,140	796,102
5.50%, 10/01/32	429,021	479,853
2.29%, 12/01/32†	489,711	495,574
2.00%, 04/01/33†	156,465	167,464
1.92%, 06/01/33†	120,638	128,200
2.54%, 06/01/33†	60,019	64,347
2.55%, 10/01/33†	268,664	286,344
2.33%, 12/01/33†	103,303	109,937
2.70%, 03/01/34†	94,923	95,923
1.92%, 09/01/34†	389,069	412,598
1.94%, 10/01/34†	212,757	224,543
2.09%, 10/01/34†	259,940	274,116
2.29%, 02/01/35†	320,947	345,268
2.28%, 09/01/35†	503,552	540,092
2.36%, 12/01/35†	21,355	22,536
5.50%, 10/01/37 TBA	6,500,000	7,238,614
4.00%, 10/01/40 TBA	6,340,000	6,681,171
1.32%, 08/01/42†	487,517	501,730
3.67%, 09/01/42†	1,561,112	1,642,586
1.32%, 07/01/44†	339,384	346,616
1.32%, 10/01/44†	240,020	245,683
Federal National Mortgage Association REMIC
4.00%, 11/25/19	75,927	79,537
4.00%, 06/25/26 STEP	686,994	734,224
0.70%, 09/25/41†	3,714,567	3,750,268
FHLMC Multifamily Structured Pass-Through Certificates
1.91%, 05/25/19 IOΩ†	5,267,033	367,339
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,000,000	3,195,000
FHLMC Structured Pass-Through Securities
1.15%, 05/25/43†	795,422	810,665
1.52%, 07/25/44†	1,181,835	1,224,367
First Horizon Alternative Mortgage Securities Trust
2.21%, 06/25/34†	446,780	442,239
GE Capital Commercial Mortgage Corporation
5.48%, 12/10/49†	1,011,577	1,096,891
Giovecca Mortgages SRL
0.80%, 04/23/48(E)†	516,149	649,965
GMAC Commercial Mortgage Securities, Inc.
5.23%, 11/10/45†	1,373,236	1,429,997
Government National Mortgage Association
1.63%, 06/20/17†	3,460	3,526
2.00%, 06/20/21†	3,153	3,265
1.63%, 03/20/22†	182,151	186,495
1.63%, 01/20/23†	28,270	29,290
1.63%, 05/20/24†	53,905	55,253

30	See Notes to Schedules of Investments.

	Par	Value
1.63%, 07/20/25†	$70,370	$72,402
1.63%, 08/20/25†	17,974	18,496
1.63%, 11/20/25†	58,116	59,824
1.63%, 12/20/26†	78,804	81,244
1.63%, 07/20/27†	1,877	1,937
1.63%, 10/20/27†	32,008	33,034
8.50%, 10/15/29	24,558	25,461
0.75%, 02/16/30†	97,319	98,233
8.50%, 03/15/30	834	838
8.50%, 04/15/30	5,178	5,335
8.50%, 05/15/30	65,445	69,354
1.63%, 05/20/30†	49,309	50,916
8.50%, 07/15/30	52,428	57,132
8.50%, 08/15/30	13,200	14,370
8.50%, 11/15/30	8,442	9,017
8.50%, 12/15/30	29,462	34,401
8.50%, 02/15/31	17,301	18,355
0.45%, 03/20/37†	757,247	758,063
0.45%, 05/20/37†	324,967	324,718
Granite Master Issuer PLC
0.23%, 12/17/54†	614,211	610,353
0.24%, 12/17/54†	155,871	154,906
0.23%, 12/20/54†	1,469,106	1,462,396
0.29%, 12/20/54 144A†	576,643	573,327
Granite Mortgages 03-3 PLC
0.58%, 01/20/44(E)†	124,638	157,283
Granite Mortgages 04-1 PLC
0.89%, 03/20/44(U)†	297,303	481,102
Granite Mortgages 04-2 PLC
0.89%, 06/20/44(U)†	1,185,501	1,919,749
GreenPoint Mortgage Funding Trust
0.33%, 01/25/37†	721,004	539,305
0.42%, 11/25/45†	197,204	155,911
GS Mortgage Securities Trust
5.99%, 08/10/45†	225,224	247,081
GSR Mortgage Loan Trust
2.56%, 09/25/34†	475,732	460,889
2.66%, 09/25/35†	374,136	377,264
Hilton USA Trust 2013-HLF
1.16%, 11/05/30 144A†	1,220,000	1,220,723
Hilton USA Trust 2013-HLT
4.41%, 11/05/30 144A	825,000	841,125
5.61%, 11/05/30 144A†	975,000	993,782
Holmes Master Issuer PLC
1.78%, 10/15/54†	501,418	502,923
1.78%, 10/15/54 144A†	358,662	359,738
1.88%, 10/15/54 144A†	1,058,294	1,065,156
2.31%, 10/15/54(U)†	742,719	1,212,681
Impac CMB Trust
0.95%, 03/25/33†	376,829	376,895
IndyMac INDX Mortgage Loan Trust
0.42%, 06/25/37†	467,656	307,094
0.34%, 09/25/46†	806,839	695,006
JP Morgan Chase Commercial Mortgage Securities Trust
5.34%, 08/12/37†	928,958	939,140
5.50%, 10/12/37 144A	1,830,000	1,933,697
5.81%, 06/12/43†	2,963,953	3,161,106
5.43%, 06/12/47†	1,488,185	1,603,867
5.89%, 02/12/49†	775,937	845,639
5.85%, 02/15/51†	1,354,428	1,490,013
JP Morgan Mortgage Trust
2.65%, 02/25/35†	111,192	110,278
2.50%, 03/25/43 144A†	515,874	510,002
JPMBB Commercial Mortgage Securities Trust
3.35%, 01/15/47 IOΩ†	4,114,109	271,392
Lanark Master Issuer PLC
1.63%, 12/22/54 144A†	717,813	726,952
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,198,277	1,291,577
6.11%, 07/15/40†	455,000	497,674
6.37%, 09/15/45†	1,600,000	1,799,107
Luminent Mortgage Trust
0.32%, 12/25/36†	805,208	651,603
MASTR Adjustable Rate Mortgages Trust
2.51%, 12/25/33†	278,444	277,366
Merrill Lynch Mortgage Investors Trust
2.15%, 12/25/34†	513,606	511,180
2.13%, 02/25/36†	606,642	611,110
Morgan Stanley Bank of America Merrill Lynch Trust
2.54%, 08/15/45 IO 144AΩ†	9,574,299	828,732
3.30%, 11/15/46 IOΩ†	4,963,283	381,480
Morgan Stanley Capital I Trust
5.41%, 03/15/44	1,090,000	1,173,771
Morgan Stanley Re-REMIC Trust
1.00%, 03/27/51 144A	129,763	129,341
Motel 6 Trust
1.50%, 10/05/25 144A	313,631	314,375
1.95%, 10/05/25 144A	1,695,000	1,674,791
National RMBS Trust
3.72%, 06/20/44(A)†	536,857	476,868
NCUA Guaranteed Notes Trust
1.84%, 10/07/20	70,842	71,371
0.72%, 12/08/20†	3,026,414	3,049,832
0.69%, 03/09/21	1,850,392	1,853,086
Progress 2007-1G Trust
0.37%, 08/19/38 144A†	242,458	241,350
RALI Series 2003-QS1 Trust
0.55%, 01/25/33†	55,668	54,676
RBSSP Resecuritization Trust
4.00%, 12/26/36 144A	775,890	778,765
RCMC LLC
5.62%, 11/15/44 144A	384,827	395,629
Residential Asset Securitization Trust
0.45%, 05/25/35†	7,410	7,403
RFMSI Series 2003-S9 Trust
6.50%, 03/25/32	15,612	16,198
Selkirk No. 1, Ltd.
1.33%, 02/20/41 144A	2,658,323	2,625,137
Sequoia Mortgage Trust
2.87%, 01/25/42†	610,735	615,914
3.50%, 04/25/42†	616,587	627,382
1.45%, 02/25/43†	750,873	709,530
1.55%, 04/25/43†	804,209	749,627
SMHL Global Fund
0.25%, 06/12/40(E)†	293,683	370,659
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	315,154	319,758

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.27%, 06/25/58 144A†	$941,035	$938,439
1.57%, 12/25/59 144A†	434,010	433,762
1.78%, 12/25/65 144A†	487,446	486,626
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	366,471	362,806
Structured Adjustable Rate Mortgage Loan Trust
2.45%, 08/25/34†	716,567	696,579
0.45%, 09/25/34†	142,015	127,137
Structured Agency Credit Risk Debt Notes
1.60%, 11/25/23†	808,985	808,424
Structured Asset Mortgage Investments II Trust
2.16%, 10/19/34†	156,342	128,773
0.40%, 07/19/35†	131,918	120,140
0.43%, 02/25/36†	661,416	527,937
Talisman-6 Finance PLC
0.38%, 10/22/16(E)†	605,459	750,390
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	421,228	322,254
TORRENS Series 2013-1 Trust
3.59%, 04/12/44(A)†	2,284,321	2,009,430
UBS-Barclays Commercial Mortgage Trust
2.47%, 05/10/63 IO 144AΩ†	6,438,096	531,001
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,146,417	1,189,168
5.93%, 06/15/49†	1,089,060	1,178,544
Washington Mutual Mortgage Pass-Through Certificates
2.39%, 08/25/33†	499,180	515,720
2.19%, 02/25/37†	559,762	467,739
2.84%, 05/25/37†	574,158	475,373
2.12%, 07/25/37†	1,587,185	1,338,003
1.52%, 06/25/42†	21,255	20,607
0.46%, 01/25/45†	714,699	682,470
1.10%, 06/25/46†	1,216,561	1,174,995
0.86%, 01/25/47†	680,435	568,437
0.96%, 05/25/47 IO†	425,736	39,059
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.61%, 12/25/34†	484,581	490,905
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.60%, 08/25/33†	89,679	91,790
WFRBS Commercial Mortgage Trust
2.78%, 08/15/45 IO 144AΩ†	3,628,433	388,467
2.95%, 11/15/45 IO 144AΩ†	6,169,825	712,368

Total Mortgage-Backed Securities (Cost $174,127,627)		171,409,393

MUNICIPAL BONDS — 1.1%
Energy Northwest, Revenue Bond
1.79%, 07/01/18	400,000	403,708
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	723,758
North Texas Higher Education Authority, Inc. Taxable Student Loan, Revenue Bond, Series 1
1.34%, 04/01/40†	316,639	321,864
State of Texas, General Obligation, Series C-2
0.55%, 06/01/19†	3,300,000	3,316,038
University of California, Revenue Bond
0.75%, 07/01/41†	1,000,000	1,003,960
University of California, Revenue Bond, Series Y-1
0.66%, 07/01/41†	1,100,000	1,104,356
University of Massachusetts Building Authority, Revenue Bond, Series 4
1.31%, 11/01/17	3,000,000	2,998,740

Total Municipal Bonds (Cost $9,838,190)		9,872,424

	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
0.70%, Expires
07/17/15 (JPM)	$85,000,000	9,665
3-Month LIBOR, Strike Price
1.75%, Expires
07/21/15 (JPM)	46,200,000	7,424
3-Month LIBOR, Strike Price
2.03%, Expires
07/21/15 (JPM)	44,000,000	113,115

		130,204

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
1.05%, Expires
07/21/15 (CITIG)	121,600,000	271,277

Total Purchased Options (Cost $514,424)		401,481

32	See Notes to Schedules of Investments.

	Par	Value
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Notes
0.38%, 03/15/15	$4,000,000	$4,006,172
0.38%, 06/30/15‡‡	140,000	140,331
0.38%, 01/31/16	1,000,000	1,001,523
0.25%, 05/15/16	4,860,000	4,847,184
0.38%, 05/31/16Δ	40,000,000	39,963,280
0.50%, 06/30/16Δ	6,030,000	6,034,004
0.50%, 07/31/16Δ	63,005,000	63,017,286
0.50%, 08/31/16Δ	20,390,000	20,370,487
0.63%, 12/15/16Δ	26,905,000	26,851,405
0.75%, 01/15/17Δ	12,065,000	12,058,871
0.63%, 02/15/17Δ	3,180,000	3,166,708
0.88%, 04/30/17Δ	7,500,000	7,492,965
0.88%, 07/15/17Δ	10,005,000	9,971,393
0.88%, 08/15/17Δ	8,630,000	8,589,206
1.00%, 09/15/17	4,900,000	4,892,537
1.38%, 06/30/18	750,000	747,891
1.63%, 03/31/19Δ	1,050,000	1,047,129
1.63%, 08/31/19Δ	2,000,000	1,986,484
2.00%, 08/31/21Δ	3,900,000	3,847,440
2.38%, 08/15/24Δ	2,100,000	2,075,884

		222,108,180

Total U.S. Treasury Obligations (Cost $222,096,079)		222,108,180

	Shares
MONEY MARKET FUNDS — 24.0%
GuideStone Money Market Fund (Investor Class)¥	38,724,359	38,724,359
Northern Institutional Liquid Assets Portfolio§	179,085,348	179,085,348

Total Money Market Funds (Cost $217,809,707)		217,809,707

TOTAL INVESTMENTS — 122.1% (Cost $1,108,724,555)		1,106,524,554

	Notional Amount
WRITTEN OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
3.00%, Expires
07/21/15 (JPM)	$(46,200,000)	(141,866)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price
1.34%, Expires
07/21/15 (CITIG)	(121,600,000)	(152,949)
3-Month LIBOR, Strike Price
1.57%, Expires
07/21/15 (CITIG)	(121,600,000)	(98,873)

		(251,822)

Total Written Options (Premiums received $(476,174))		(393,688)

	Par
TBA SALE COMMITMENTS — (0.4)%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/38 TBA (Cost $(3,327,656))	$(3,000,000)	(3,332,812)

Liabilities in Excess of Other Assets — (21.7)%		(196,849,783)

NET ASSETS — 100.0%		$905,948,271

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2014:

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Barclays Bank PLC, 1.551% due 10/27/15	0.45%	1.00%	12/20/17	GSC	EUR	1,200,000	$27,056	$(31,453)	$58,509
LaFarge SA, 5.375% due 11/29/18	0.89%	1.00%	06/20/19	CITI	EUR	100,000	(577)	(558)	(19)
Wendel SA, 4.88% due 05/26/16	1.12%	0.00%	09/20/19	CITI	EUR	300,000	(2,063)	(1,365)	(698)

							$24,416	$(33,376)	$57,792

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,530,681	$45,437	$743,106	$(697,669)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
CMBX.NA.AAA.1 Index	0.00%	1.00%	10/12/52	GSC	USD	5,630,826	$(20,951)	$(19,269)	$(1,682)
CMBX.NA.AAA.1 Index	0.00%	1.00%	10/12/52	CS	USD	363,279	(1,352)	(1,169)	(183)

							$(22,303)	$(20,438)	$(1,865)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	8.27%	01/02/15	MSCS	BRL	2,500,000	$(22,329)	$(3,096)	$(19,233)
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	2,200,000	(15,694)	57	(15,751)
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	1,200,000	(10,422)	2,119	(12,541)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(5,025)	5,742	(10,767)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	600,000	(6,638)	(42)	(6,596)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	3,868	89	3,779
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	(241)	338	(579)
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	1,500,000	108,942	(3,268)	112,210
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,000,000	72,647	(1,938)	74,585

						$125,108	$1	$125,107

Total Swap agreements outstanding at September 30, 2014						$172,658	$689,293	$(516,635)

34	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$29,436,343	$—	$29,436,343	$—
Asset-Backed Securities	96,331,169	—	68,513,700	27,817,469
Corporate Bonds	214,184,218	—	210,610,650	3,573,568
Foreign Bonds:
Australia	9,185,022	—	7,897,911	1,287,111
Bermuda	1,067,500	—	1,067,500	—
Brazil	1,776,145	—	1,776,145	—
Canada	6,758,905	—	6,758,905	—
Cayman Islands	2,874,810	—	2,874,810	—
Chile	5,430,637	—	5,430,637	—
Denmark	672,399	—	672,399	—
France	20,163,803	—	20,163,803	—
Germany	3,582,712	—	3,582,712	—
Iceland	907,515	—	907,515	—
Ireland	684,250	—	684,250	—
Italy	6,744,036	—	6,744,036	—
Japan	6,472,056	—	6,472,056	—
Mexico	3,411,990	—	3,411,990	—
Netherlands	6,238,533	—	6,238,533	—
New Zealand	1,241,459	—	1,241,459	—
Norway	301,110	—	301,110	—
Panama	311,090	—	311,090	—
Peru	506,250	—	506,250	—
Singapore	3,411,216	—	3,411,216	—
Slovenia	2,533,051	—	2,533,051	—
South Korea	28,176,593	—	28,176,593	—
Spain	1,296,420	—	1,296,420	—
Switzerland	5,237,365	—	5,237,365	—
United Kingdom	9,502,186	—	9,502,186	—
Virgin Islands (British)	3,370,822	—	3,370,822	—
Foreign Government Inflation-Linked Bond	11,368,229	—	11,368,229	—
Loan Agreements	1,745,535	—	1,745,535	—
Money Market Funds	217,809,707	217,809,707	—	—
Mortgage-Backed Securities	171,409,393	—	156,128,821	15,280,572
Municipal Bonds	9,872,424	—	9,872,424	—
Purchased Options	401,481	—	401,481	—
U.S. Treasury Obligations	222,108,180	—	222,108,180	—

Total Assets — Investments in Securities	$1,106,524,554	$217,809,707	$840,756,127	$47,958,720

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,989,494	$60,259	$1,929,235	$—
Futures Contracts	120,969	120,969	—	—
Swap Agreements	172,658	(22,329)	194,987	—

Total Assets — Other Financial Instruments	$2,283,121	$158,899	$2,124,222	$—

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(3,332,812)	$—	$(3,332,812)	$—
Written Options	(393,688)	—	(393,688)	—

Total Liabilities — Investments in Securities	$(3,726,500)	$—	$(3,726,500)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no securities transferred from Level 1 to Level 2 during the period ended September 30, 2014.

Management has determined that the amount of transfers between Level 2 and Level 1 compared to total net assets of the Funds is not material, therefore, the transfers between Level 1 and Level 2 are not shown for the the period ended September 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities	Written Option
Balance, 12/31/13	$20,265,191	$3,881,837	$3,442,534	$1,544,292	$11,548,393	$(151,865)
Accrued discounts/premiums	(28,868)	1,731	(25,207)	(45)	(5,347)	—
Realized gain (loss)	(56,581)	4,074	(19,710)	(32,422)	(46,292)	37,769
Change in unrealized appreciation (depreciation)	103,623	(22,997)	7,903	33,608	(70,087)	155,196
Purchases	18,148,514	14,263,145	470,000	—	3,415,369	—
Sales	(877,087)	(107,551)	—	(209,664)	(518,772)	(41,100)
Transfers in to Level 3(1)	18,372,551	11,589,538	—	—	6,783,013	—
Transfers out of Level 3(2)	(4,710,405)	(1,152,971)	—	—	(3,557,434)	—
Maturities	—	—	—	—	—	—
Paydowns	(3,258,218)	(639,337)	(301,952)	(48,658)	(2,268,271)	—

Balance, 09/30/14	$47,958,720	$27,817,469	$3,573,568	$1,287,111	$15,280,572	$—

(1)

Transfers in to Level 3 represent the value of a security at September 30, 2014 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

36	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.9%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$447,009
Federal Home Loan Bank
0.07%, 01/28/15	2,500,000	2,499,935
0.09%, 02/06/15	3,600,000	3,599,870
0.05%, 03/06/15	4,100,000	4,098,171
0.07%, 03/25/15	1,900,000	1,899,816
0.88%, 05/24/17Δ	20,000	19,960
3.00%, 09/10/21Δ	800,000	826,842
3.38%, 12/08/23	200,000	208,664
Federal Home Loan Mortgage Corporation
0.08%, 02/03/15	200,000	199,993
2.38%, 01/13/22Δ	1,300,000	1,293,343
Federal National Mortgage Association
0.05%, 03/03/15	3,300,000	3,299,720
0.07%, 03/18/15	500,000	499,953
0.07%, 05/01/15	5,900,000	5,898,785
2.51%, 10/09/19	3,350,000	2,974,917
2.63%, 09/06/24	1,000,000	983,674
6.25%, 05/15/29	500,000	677,193
6.63%, 11/15/30	1,170,000	1,665,256
Tennessee Valley Authority
3.88%, 02/15/21Δ	1,000,000	1,091,538
5.25%, 09/15/39	230,000	280,351
4.63%, 09/15/60	200,000	216,869

Total Agency Obligations (Cost $32,421,019)		32,681,859

ASSET-BACKED SECURITIES — 2.5%
Access Group, Inc.
1.53%, 10/27/25†	912,329	919,973
Amortizing Residential Collateral Trust
0.77%, 01/01/32†	27,360	25,154
Asset-Backed Securities Corporation Home Equity Loan Trust
0.70%, 09/25/34†	68,341	68,299
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/19 144A	160,000	158,603
2.97%, 02/20/20 144A	160,000	163,026
2.46%, 07/20/20 144A	150,000	149,937
2.50%, 02/20/21 144A	550,000	543,689
Bayview Financial Mortgage Pass-Through Trust
0.83%, 02/28/44†	142,262	141,133
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,727,405	1,421,461
6.50%, 10/25/36	2,676,550	2,270,255
CWHEQ Revolving Home Equity Loan Trust
0.39%, 12/15/35†	329,387	300,928
0.29%, 07/15/36†	538,951	455,142
Edsouth Indenture No. 7 LLC
0.81%, 02/25/36 144A†	1,747,317	1,732,300
Education Funding Capital Trust
4.80%, 06/15/43Ω†	700,000	660,268
EMC Mortgage Loan Trust
0.70%, 11/25/41 144A†	35,247	35,047
Financial Asset Securities Corporation AAA Trust
0.56%, 02/27/35 144A†	945,353	704,773
GMACM Home Equity Loan Trust
6.83%, 09/25/37†	139,731	147,784
7.00%, 09/25/37†	78,783	78,494
Hertz Vehicle Financing LLC
1.83%, 08/25/19 144A	210,000	206,883
Mississippi Higher Education Assistance Corporation
0.87%, 10/25/35†	985,116	985,176
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	784,390
Panhandle-Plains Higher Education Authority, Inc.
1.37%, 10/01/35†	536,494	546,192
Park Place Securities, Inc.
0.71%, 01/25/36†	100,000	93,555
Provident Home Equity Loan Trust
0.69%, 08/25/31†	84,224	56,892
RAMP Series 2004-RZ1 Trust
0.63%, 03/25/34†	318,785	315,576
RAMP Series 2006-NC1 Trust
0.34%, 01/25/36†	852,363	847,704
Salomon Brothers Mortgage Securities VII, Inc.
0.63%, 03/25/28†	10,421	10,290
Saxon Asset Securities Trust
0.95%, 03/25/35†	985,271	896,164
SLM Private Education Loan Trust
3.40%, 05/16/44 144A†	913,807	970,766
SLM Student Loan EDC Repackaging Trust
3.50%, 10/28/29+ 144A	435,390	430,706
SLM Student Loan Trust
1.73%, 04/25/23†	3,918,548	4,061,328
0.98%, 12/15/25 144A†	400,000	400,013
SpringCastle America Funding LLC
2.70%, 05/25/23 144A	500,000	499,950
Structured Asset Investment Loan Trust
0.99%, 08/25/34†	366,794	360,452

Total Asset-Backed Securities (Cost $21,934,929)		21,442,303

CORPORATE BONDS — 17.0%
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	41,075
AbbVie, Inc.
1.75%, 11/06/17	520,000	518,615
2.90%, 11/06/22	280,000	268,192
Access Midstream Partners LP
5.88%, 04/15/21Δ	330,000	349,800
AES Corporation
4.88%, 05/15/23Δ	80,000	76,400
AIG Life Holdings, Inc.
8.50%, 07/01/30	250,000	330,000

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	$525,000	$518,470
American Express Co.
6.80%, 09/01/49	425,000	454,750
6.80%, 09/01/66	690,000	738,300
American Honda Finance Corporation
1.00%, 08/11/15 144A	480,000	482,640
American International Group, Inc.
5.60%, 10/18/16	600,000	653,533
8.25%, 08/15/18 144AΔ	200,000	244,499
6.40%, 12/15/20	59,000	70,285
4.50%, 07/16/44	475,000	471,182
6.25%, 03/15/87	380,000	428,236
American Tower Corporation REIT
3.40%, 02/15/19	200,000	204,541
Amgen, Inc.
3.63%, 05/22/24	150,000	148,936
Anadarko Petroleum Corporation
6.38%, 09/15/17	10,000	11,343
6.45%, 09/15/36	250,000	305,622
Antero Resources Finance Corporation
5.38%, 11/01/21	100,000	99,875
Arch Coal, Inc.
7.25%, 06/15/21	500,000	243,750
Arizona Public Service Co.
8.75%, 03/01/19Δ	525,000	667,561
AT&T, Inc.
2.95%, 05/15/16Δ	425,000	439,104
4.45%, 05/15/21	80,000	86,749
3.88%, 08/15/21	400,000	419,901
3.00%, 02/15/22Δ	170,000	168,632
3.90%, 03/11/24Δ	180,000	183,378
4.35%, 06/15/45	150,000	138,434
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	30,000	30,900
Avon Products, Inc.
4.60%, 03/15/20Δ	525,000	536,880
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	862,343
Ball Corporation
5.00%, 03/15/22Δ	690,000	696,900
Bank of America Corporation
6.05%, 05/16/16	275,000	295,386
3.88%, 03/22/17Δ	130,000	136,942
5.70%, 05/02/17Δ	1,100,000	1,206,840
5.75%, 12/01/17	1,890,000	2,104,541
5.65%, 05/01/18Δ	700,000	779,246
2.60%, 01/15/19	320,000	319,570
5.63%, 07/01/20	50,000	56,530
5.88%, 01/05/21	150,000	172,276
5.00%, 05/13/21Δ	320,000	351,909
3.30%, 01/11/23	120,000	117,164
4.13%, 01/22/24Δ	450,000	459,127
4.00%, 04/01/24Δ	4,845,000	4,901,260
4.20%, 08/26/24	390,000	387,093
5.00%, 01/21/44Δ	660,000	698,995
4.88%, 04/01/44	370,000	385,163
6.25%, 09/29/49†Δ	300,000	299,531
Barrick North America Finance LLC
4.40%, 05/30/21	570,000	578,096
Bear Stearns Cos. LLC
6.40%, 10/02/17Δ	1,200,000	1,358,339
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	70,000	90,811
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	282,930
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	256,596
Boeing Co.
4.88%, 02/15/20	50,000	56,422
6.63%, 02/15/38	210,000	287,685
Calpine Corporation
7.88%, 01/15/23 144A	620,000	678,900
Catholic Health Initiatives
4.35%, 11/01/42	40,000	39,193
CCO Holdings LLC
5.25%, 09/30/22	250,000	245,625
Chesapeake Energy Corporation
3.48%, 04/15/19†Δ	3,200,000	3,216,000
6.13%, 02/15/21Δ	220,000	240,350
5.75%, 03/15/23Δ	70,000	74,900
Chubb Corporation
6.38%, 03/29/67†	375,000	412,969
Cigna Corporation
2.75%, 11/15/16	225,000	232,684
CIT Group, Inc.
4.25%, 08/15/17	1,100,000	1,113,750
Citigroup, Inc.
6.01%, 01/15/15	101,000	102,600
5.50%, 02/15/17	1,160,000	1,258,170
6.13%, 11/21/17Δ	1,205,000	1,360,349
3.38%, 03/01/23	175,000	172,626
3.50%, 05/15/23Δ	260,000	249,535
3.88%, 10/25/23Δ	1,100,000	1,119,117
5.50%, 09/13/25	290,000	316,469
6.63%, 06/15/32Δ	50,000	60,599
6.68%, 09/13/43	10,000	12,300
5.35%, 04/29/49†Δ	180,000	169,067
5.95%, 07/29/49†	170,000	170,159
6.30%, 12/29/49†	225,000	223,140
Clean Harbors, Inc.
5.25%, 08/01/20	195,000	195,975
Cliffs Natural Resources, Inc.
4.20%, 01/15/18Δ	360,000	311,400
4.80%, 10/01/20Δ	130,000	101,400
4.88%, 04/01/21Δ	20,000	15,350
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,420,674
6.95%, 08/15/37	70,000	94,096
6.55%, 07/01/39	30,000	39,340
Compass Bank
2.75%, 09/29/19Δ	375,000	373,999
5.50%, 04/01/20	300,000	327,857
Concho Resources, Inc.
5.50%, 10/01/22Δ	170,000	175,950
5.50%, 04/01/23Δ	30,000	31,350
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	294,405

38	See Notes to Schedules of Investments.

	Par	Value
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	$133,082	$141,067
Continental Resources, Inc.
3.80%, 06/01/24	50,000	49,074
Cox Communications, Inc.
5.45%, 12/15/14	69,000	69,681
6.95%, 06/01/38 144A	10,000	12,478
Crown Americas LLC
4.50%, 01/15/23Δ	325,000	308,750
Crown Castle International Corporation REIT
5.25%, 01/15/23	300,000	298,875
CVS Health Corporation
2.75%, 12/01/22Δ	500,000	477,933
CVS Pass-Through Trust
6.94%, 01/10/30	744,607	907,996
D.R. Horton, Inc.
4.38%, 09/15/22	450,000	435,375
Daimler Finance North America LLC
1.30%, 07/31/15 144A	640,000	644,075
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24Δ	230,000	226,406
DDR Corporation REIT
4.63%, 07/15/22	400,000	423,379
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	314,521	366,416
Devon Energy Corporation
3.25%, 05/15/22	90,000	89,500
5.60%, 07/15/41	230,000	257,327
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	84,058
DIRECTV Holdings LLC
3.80%, 03/15/22	550,000	559,906
DISH DBS Corporation
6.63%, 10/01/14	30,000	30,000
5.88%, 07/15/22Δ	360,000	368,100
Eaton Corporation
1.50%, 11/02/17Δ	120,000	119,573
2.75%, 11/02/22Δ	710,000	685,784
4.15%, 11/02/42	200,000	191,382
Ecolab, Inc.
3.00%, 12/08/16	275,000	285,573
4.35%, 12/08/21	100,000	108,506
5.50%, 12/08/41	175,000	201,095
Enterprise Products Operating LLC
5.70%, 02/15/42Δ	220,000	250,736
8.38%, 08/01/66†	475,000	522,724
7.03%, 01/15/68†	475,000	537,149
Equinix, Inc.
7.00%, 07/15/21	275,000	295,625
ERP Operating LP REIT
4.63%, 12/15/21	250,000	273,135
4.50%, 07/01/44	550,000	543,803
Exelon Corporation
5.63%, 06/15/35	415,000	467,838
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	257,225
First Data Corporation
6.75%, 11/01/20 144AΔ	490,000	520,625
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	285,786
FirstEnergy Corporation
2.75%, 03/15/18Δ	120,000	120,576
4.25%, 03/15/23	490,000	488,002
7.38%, 11/15/31	770,000	912,629
Florida Power & Light Co.
3.80%, 12/15/42	525,000	502,250
Ford Motor Co.
4.75%, 01/15/43Δ	100,000	100,472
Ford Motor Credit Co., LLC
8.00%, 12/15/16Δ	1,300,000	1,480,237
5.00%, 05/15/18Δ	225,000	245,937
5.88%, 08/02/21Δ	575,000	662,094
Freeport-McMoRan, Inc.
2.38%, 03/15/18	10,000	10,034
3.10%, 03/15/20Δ	220,000	218,547
3.55%, 03/01/22Δ	180,000	176,056
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	250,000	274,375
GE Capital Trust
6.38%, 11/15/67†	321,000	347,482
General Electric Capital Corporation
1.63%, 07/02/15Δ	810,000	817,855
8.50%, 04/06/18(M)	1,000,000	82,797
6.00%, 08/07/19	1,050,000	1,225,900
4.38%, 09/16/20Δ	690,000	755,296
4.65%, 10/17/21Δ	140,000	154,439
3.15%, 09/07/22Δ	800,000	798,163
5.88%, 01/14/38	150,000	181,295
General Electric Co.
0.85%, 10/09/15Δ	210,000	210,963
4.50%, 03/11/44	100,000	104,103
General Motors Co.
6.25%, 10/02/43	50,000	58,750
General Motors Financial Co., Inc.
2.75%, 05/15/16	90,000	90,844
3.25%, 05/15/18Δ	70,000	70,525
4.25%, 05/15/23Δ	80,000	80,500
Genworth Holdings, Inc.
7.70%, 06/15/20	100,000	120,163
7.20%, 02/15/21Δ	175,000	206,376
Gilead Sciences, Inc.
3.70%, 04/01/24	340,000	347,967
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	430,526
Glencore Funding LLC
2.50%, 01/15/19 144AΔ	400,000	391,962
Goldman Sachs Capital II
4.00%, 12/29/49†	60,000	45,930
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,120,340
1.33%, 11/15/18†	3,800,000	3,869,848
6.00%, 06/15/20Δ	540,000	621,129
5.25%, 07/27/21	560,000	621,355
4.00%, 03/03/24Δ	900,000	907,522
3.85%, 07/08/24Δ	150,000	149,295
6.75%, 10/01/37	40,000	47,842
6.25%, 02/01/41	550,000	668,521

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
HCA, Inc.
9.00%, 12/15/14	$200,000	$202,500
6.50%, 02/15/16Δ	686,000	717,728
7.69%, 06/15/25	250,000	276,250
HCP, Inc. REIT
6.00%, 01/30/17	300,000	331,535
2.63%, 02/01/20	300,000	295,979
Hess Corporation
8.13%, 02/15/19	110,000	135,729
7.88%, 10/01/29	190,000	258,555
Hewlett-Packard Co.
3.00%, 09/15/16	300,000	310,625
2.60%, 09/15/17Δ	300,000	308,357
2.75%, 01/14/19Δ	375,000	381,253
HJ Heinz Co.
4.25%, 10/15/20Δ	90,000	89,662
HSBC Holdings PLC
0.00%, 09/17/54Ω†Δ	250,000	250,000
6.38%, 09/17/54†	1,200,000	1,200,000
Humana, Inc.
7.20%, 06/15/18Δ	480,000	566,446
3.15%, 12/01/22Δ	70,000	68,453
4.63%, 12/01/42	60,000	58,983
Hyundai Capital America
2.13%, 10/02/17 144AΔ	130,000	131,670
ILFC E-Capital Trust
6.25%, 12/21/65 144A†	280,000	275,800
International Lease Finance Corporation
6.75%, 09/01/16 144A	840,000	909,300
7.13%, 09/01/18 144A	1,700,000	1,916,750
8.63%, 01/15/22	250,000	305,625
John Deere Capital Corporation
2.25%, 04/17/19	160,000	161,472
1.70%, 01/15/20Δ	80,000	77,515
JPMorgan Chase & Co.
5.15%, 10/01/15	960,000	1,001,551
0.78%, 04/25/18†	3,000,000	3,018,471
4.40%, 07/22/20	980,000	1,056,711
4.35%, 08/15/21Δ	70,000	74,935
4.50%, 01/24/22Δ	700,000	751,171
3.38%, 05/01/23Δ	210,000	201,389
3.63%, 05/13/24Δ	1,680,000	1,670,809
Kerr-McGee Corporation
6.95%, 07/01/24	330,000	416,037
7.88%, 09/15/31	280,000	388,784
Kimberly-Clark Corporation
3.70%, 06/01/43	500,000	468,112
Kinder Morgan, Inc.
7.00%, 06/15/17Δ	710,000	786,325
5.00%, 02/15/21 144A	675,000	707,062
Kraft Foods Group, Inc.
5.38%, 02/10/20Δ	223,000	251,554
3.50%, 06/06/22Δ	320,000	324,454
Kroger Co.
6.15%, 01/15/20Δ	360,000	418,971
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
0.00%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99+Ω†#	3,200,000	—
0.00%, 12/31/99Ω†#	2,500,000	512,250
Liberty Property LP REIT
4.75%, 10/01/20	575,000	620,006
M&T Bank Corporation
6.88%, 12/29/49	750,000	767,489
MarkWest Energy Partners LP
6.25%, 06/15/22	190,000	200,925
MDC Holdings, Inc.
5.63%, 02/01/20Δ	325,000	340,438
5.50%, 01/15/24	250,000	247,523
6.00%, 01/15/43	225,000	207,000
Medtronic, Inc.
4.45%, 03/15/20Δ	300,000	330,387
MetLife Capital Trust
7.88%, 12/15/67 144A	300,000	385,500
MetLife, Inc.
4.75%, 02/08/21	270,000	298,712
6.40%, 12/15/66Δ	50,000	56,000
Mondelez International, Inc.
5.38%, 02/10/20Δ	367,000	416,578
4.00%, 02/01/24	450,000	461,976
Morgan Stanley
0.68%, 10/18/16†	340,000	341,076
4.75%, 03/22/17	60,000	64,515
6.25%, 08/28/17Δ	350,000	393,506
6.63%, 04/01/18Δ	1,400,000	1,604,582
Navient LLC
8.45%, 06/15/18Δ	300,000	338,250
NBCUniversal Media LLC
2.88%, 01/15/23Δ	750,000	737,046
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	315,294
Nielsen Finance LLC
4.50%, 10/01/20	300,000	291,750
Noble Energy, Inc.
4.15%, 12/15/21	620,000	658,292
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	621,404
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	100,842
2.70%, 02/15/23Δ	130,000	125,002
Oracle Corporation
1.20%, 10/15/17Δ	470,000	466,819
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	159,950
6.05%, 03/01/34	250,000	309,097
5.80%, 03/01/37Δ	210,000	252,996
Penske Truck Leasing Co. LP
2.88%, 07/17/18 144A	575,000	588,890
PepsiCo, Inc.
0.70%, 08/13/15	520,000	521,862
7.90%, 11/01/18	140,000	172,105
Plains Exploration & Production Co.
6.50%, 11/15/20	46,000	50,491
6.88%, 02/15/23	52,000	59,150
PNC Preferred Funding Trust II
1.46%, 03/29/49 144A†Δ	600,000	582,750
Principal Life Global Funding II
2.38%, 09/11/19 144A@	2,900,000	2,887,030
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,795,435
Progress Energy, Inc.
7.75%, 03/01/31Δ	350,000	493,194

40	See Notes to Schedules of Investments.

	Par	Value
Puget Sound Energy, Inc.
6.97%, 06/01/67†Δ	$200,000	$210,663
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	277,000	284,293
QEP Resources, Inc.
5.25%, 05/01/23Δ	80,000	78,000
Range Resources Corporation
5.00%, 03/15/23Δ	150,000	155,250
Raytheon Co.
3.13%, 10/15/20Δ	200,000	205,414
Regency Energy Partners LP
4.50%, 11/01/23	310,000	301,475
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	763,507
Reynolds Group Issuer, Inc.
7.13%, 04/15/19Δ	400,000	415,500
Roche Holdings, Inc.
6.00%, 03/01/19 144A	148,000	171,687
3.35%, 09/30/24 144A@	1,700,000	1,706,676
Rock-Tenn Co.
3.50%, 03/01/20	150,000	152,690
4.00%, 03/01/23	30,000	30,507
Roper Industries, Inc.
2.05%, 10/01/18	375,000	371,825
Santander Holdings USA, Inc.
3.00%, 09/24/15	300,000	305,530
Senior Housing Properties Trust REIT
3.25%, 05/01/19Δ	275,000	277,031
SESI LLC
7.13%, 12/15/21	80,000	88,800
Southern Copper Corporation
5.25%, 11/08/42Δ	660,000	626,908
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	510,253
Springleaf Finance Corporation
5.40%, 12/01/15	100,000	102,500
Sprint Capital Corporation
8.75%, 03/15/32Δ	120,000	131,550
Sprint Communications, Inc.
9.00%, 11/15/18 144A	80,000	92,600
7.00%, 08/15/20	40,000	41,900
State Street Corporation
4.96%, 03/15/18	530,000	577,256
SunTrust Banks, Inc.
3.60%, 04/15/16	300,000	312,373
Synchrony Financial
3.00%, 08/15/19Δ	375,000	376,278
Sysco Corporation
3.50%, 10/02/24	550,000	552,642
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	698,035
4.90%, 09/15/44 144A	360,000	368,334
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	286,012
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	165,025
5.30%, 02/01/44Δ	30,000	33,055
Time Warner Cable, Inc.
4.13%, 02/15/21	300,000	317,941
7.30%, 07/01/38	600,000	818,596
5.88%, 11/15/40	280,000	330,632
5.50%, 09/01/41	225,000	254,213
Time Warner, Inc.
4.70%, 01/15/21	10,000	10,959
7.70%, 05/01/32	610,000	841,757
6.10%, 07/15/40	140,000	162,860
6.25%, 03/29/41	40,000	47,335
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	577,684
T-Mobile USA, Inc.
6.63%, 04/01/23	150,000	154,125
Toyota Motor Credit Corporation
1.25%, 10/05/17Δ	520,000	517,122
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	278,400
Tyson Foods, Inc.
5.15%, 08/15/44	60,000	62,326
United Airline 1995 Pass Through Trust
9.56%, 10/19/18	122,831	30,094
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	91,738	103,664
United Technologies Corporation
4.50%, 06/01/42	250,000	262,645
UnitedHealth Group, Inc.
1.63%, 03/15/19Δ	170,000	166,606
Univision Communications, Inc.
6.75%, 09/15/22 144A	334,000	359,050
Verizon Communications, Inc.
1.76%, 09/15/16†	1,200,000	1,230,850
1.98%, 09/14/18†	400,000	421,769
6.35%, 04/01/19	90,000	104,777
2.63%, 02/21/20 144A	1,056,000	1,044,051
4.50%, 09/15/20	975,000	1,055,637
3.45%, 03/15/21Δ	130,000	132,054
2.45%, 11/01/22Δ	10,000	9,298
5.15%, 09/15/23	1,290,000	1,429,542
4.15%, 03/15/24Δ	1,785,000	1,844,535
6.40%, 09/15/33	459,000	560,147
6.55%, 09/15/43	779,000	974,689
4.86%, 08/21/46 144AΔ	665,000	668,501
5.01%, 08/21/54 144A	318,000	320,891
Voya Financial, Inc.
2.90%, 02/15/18	60,000	61,776
Wachovia Capital Trust
5.57%, 03/29/49†Δ	580,000	564,775
Walgreen Co.
1.80%, 09/15/17	300,000	301,300
Waste Management, Inc.
3.50%, 05/15/24Δ	150,000	149,840
7.38%, 05/15/29	140,000	185,755
WEA Finance LLC
3.75%, 09/17/24 144AΔ	400,000	399,738
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,671
5.88%, 06/15/17	720,000	800,821
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	303,313
4.60%, 04/01/21Δ	70,000	76,769
3.45%, 02/13/23	200,000	196,740

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.48%, 01/16/24Δ	$2,196,000	$2,320,131
5.38%, 11/02/43	190,000	208,317
Wells Fargo Capital X
5.95%, 12/01/86Δ	200,000	206,500
West Corporation
5.38%, 07/15/22 144A	200,000	184,500
Williams Cos., Inc.
7.50%, 01/15/31Δ	10,000	11,625
7.75%, 06/15/31	25,000	30,169
8.75%, 03/15/32	451,000	573,729
Williams Partners LP
3.90%, 01/15/25	500,000	497,335
Wm. Wrigley Jr. Co.
2.40%, 10/21/18 144AΔ	60,000	60,484
2.90%, 10/21/19 144A	230,000	233,501
3.38%, 10/21/20 144A	70,000	71,139

Total Corporate Bonds (Cost $138,148,709)		144,917,310

FOREIGN BONDS — 10.9%
Australia — 0.5%
Australia & New Zealand Banking Group, Ltd.
4.50%, 03/19/24 144A	275,000	277,895
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	940,000	960,872
5.00%, 09/30/43	220,000	242,305
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	440,536
1.25%, 09/18/15	320,000	322,605
5.00%, 10/15/19 144A	50,000	55,870
FMG Resources August 2006 Proprietary, Ltd.
8.25%, 11/01/19 144AΔ	390,000	404,625
6.88%, 04/01/22 144AΔ	200,000	204,250
Macquarie Bank, Ltd.
2.60%, 06/24/19 144A	450,000	450,132
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16Δ	30,000	30,791
3.50%, 11/02/20Δ	770,000	798,771
4.13%, 05/20/21	110,000	117,847
3.75%, 09/20/21	90,000	93,508

		4,400,007

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	175,000	235,860
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	157,927
Weatherford International, Ltd.
9.63%, 03/01/19	265,000	340,529

		734,316

Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	1,838,000	738,782
Brazilian Government International Bond
4.25%, 01/07/25	260,000	257,400

		996,182

Canada — 0.3%
Barrick Gold Corporation
3.85%, 04/01/22Δ	130,000	125,257
4.10%, 05/01/23	230,000	221,400
Glencore Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	394,462
5.80%, 11/15/16 144A	80,000	87,171
2.70%, 10/25/17 144A	360,000	366,275
Nexen Energy ULC
6.40%, 05/15/37	165,000	201,719
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144A	200,000	203,500
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	122,516
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	359,549
Rogers Communications, Inc.
6.75%, 03/15/15	10,000	10,282
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	414,000
Videotron, Ltd.
5.00%, 07/15/22Δ	300,000	298,500

		2,804,631

Cayman Islands — 0.5%
Brazil Minas SPE
5.33%, 02/15/28	470,000	466,475
Petrobras International Finance Co.
6.13%, 10/06/16Δ	271,000	292,330
5.75%, 01/20/20	235,000	247,857
5.38%, 01/27/21Δ	1,230,000	1,249,459
Shelf Drilling Holdings, Ltd.
8.63%, 11/01/18 144AΔ	70,000	73,850
Transocean, Inc.
5.05%, 12/15/16	130,000	138,640
6.50%, 11/15/20Δ	500,000	531,956
6.38%, 12/15/21Δ	20,000	21,305
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	943,492
8.25%, 01/17/34Δ	80,000	100,980
6.88%, 11/21/36	511,000	578,707

		4,645,051

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	243,528
Chile Government International Bond
3.63%, 10/30/42	160,000	141,200
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	210,077

		594,805

Colombia — 0.2%
Colombia Government International Bond
4.00%, 02/26/24	394,000	399,516
5.63%, 02/26/44	510,000	561,000
Ecopetrol SA

42	See Notes to Schedules of Investments.

	Par	Value
5.88%, 05/28/45	$290,000	$295,075

		1,255,591

Dominican Republic — 0.1%
Dominican Republic International Bond
14.50%, 02/10/23(V)	2,600,000	68,810
6.60%, 01/28/24 144A	140,000	150,500
7.45%, 04/30/44 144A	320,000	345,600

		564,910

France — 1.0%
BNP Paribas SA
2.38%, 09/14/17Δ	270,000	274,835
BPCE SA
4.63%, 07/11/24 144A	700,000	686,065
4.50%, 03/15/25 144A@	1,300,000	1,262,722
Credit Agricole SA
7.88%, 01/29/49 144A	1,600,000	1,621,000
7.88%, 01/29/49 144AΔ	200,000	202,625
8.38%, 10/29/49 144A†Δ	720,000	837,000
Dexia Credit Local SA
0.62%, 11/07/16 144A†	3,200,000	3,215,809

		8,100,056

Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3

		14

Indonesia — 0.1%
Indonesia Government International Bond
4.88%, 05/05/21	770,000	804,650
7.75%, 01/17/38	100,000	127,500

		932,150

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,452,713
5.50%, 12/04/23Δ	200,000	242,443
5.50%, 04/26/24	500,000	608,693

		2,303,849

Italy — 0.3%
Intesa Sanpaolo SpA
3.63%, 08/12/15 144A	290,000	296,348
2.38%, 01/13/17	400,000	404,669
3.88%, 01/16/18	1,200,000	1,252,259
5.02%, 06/26/24 144A	975,000	951,781

		2,905,057

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	333,544
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@	250,000	265,625
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	330,000	336,762
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	550,000	564,491

		1,500,422

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	249,003

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20Δ	1,200,000	1,208,838

Luxembourg — 0.1%
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22 144A	600,000	613,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	535,625

		1,149,125

Mexico — 2.1%
America Movil SAB de CV
5.63%, 11/15/17	270,000	301,450
6.00%, 06/09/19(M)	3,030,000	228,245
5.00%, 03/30/20	240,000	263,834
Mexican Bonos
8.00%, 06/11/20(M)	3,840,600	322,735
6.50%, 06/10/21(M)	1,625,000	126,765
6.50%, 06/09/22(M)	22,995,700	1,776,860
8.00%, 12/07/23(M)	1,761,600	148,818
7.50%, 06/03/27(M)	1,334,300	108,878
8.50%, 05/31/29(M)	964,000	84,779
7.75%, 11/13/42(M)	45,505,200	3,720,662
Mexico Cetes
0.00%, 10/02/14(M)Ω†	380,000,000	2,828,928
0.00%, 10/16/14(M)Ω†	86,719,600	644,859
0.00%, 11/20/14(M)Ω†	11,227,900	83,261
0.00%, 11/27/14(M)Ω†	67,449,900	499,904
0.00%, 12/11/14(M)Ω†	12,919,200	95,634
0.00%, 12/18/14+(M)Ω†	205,192,900	1,518,799
0.00%, 03/19/15(M)Ω†	73,627,100	540,599
Mexico Government International Bond
6.05%, 01/11/40	134,000	158,790
4.75%, 03/08/44Δ	1,578,000	1,574,055
5.55%, 01/21/45	1,210,000	1,347,335
Petroleos Mexicanos
3.50%, 07/18/18Δ	90,000	93,555
6.00%, 03/05/20Δ	72,000	82,260
5.50%, 01/21/21Δ	370,000	409,035
6.63%, 06/15/35	159,000	185,315
6.38%, 01/23/45 144A	570,000	645,981
Trust F/1401 REIT
5.25%, 12/15/24 144A	200,000	208,500

		17,999,836

Netherlands — 1.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/23Δ	400,000	415,178
11.00%, 12/29/49 144A†	487,000	645,275
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	545,104
ING Bank NV
5.80%, 09/25/23 144A	340,000	375,178

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.13%, 11/21/23†	$600,000	$611,328
Petrobras Global Finance BV
2.59%, 03/17/17†	3,800,000	3,851,908
4.88%, 03/17/20	320,000	325,025
6.25%, 03/17/24Δ	540,000	567,070
Royal Bank of Scotland NV
4.65%, 06/04/18Δ	130,000	134,453
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	772,990

		8,243,509

New Zealand — 0.2%
ANZ New Zealand International, Ltd.
1.85%, 10/15/15 144A	220,000	222,719
New Zealand Government Bond
3.00%, 04/15/20(Z)	1,430,000	1,058,923

		1,281,642

Norway — 0.1%
Kommunalbanken AS
1.00%, 09/26/17 144A	500,000	495,503

Poland — 0.1%
Poland Government International Bond
4.00%, 01/22/24	830,000	856,975

Russia — 0.1%
Russian Foreign Bond
7.50%, 03/31/30 STEP	567,865	637,559
7.50%, 03/31/30 STEP 144A	184,950	207,649

		845,208

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	317,634

South Africa — 0.1%
South Africa Government International Bond
5.88%, 09/16/25Δ	660,000	727,980

South Korea — 0.4%
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,585,725

Spain — 0.1%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	300,000	302,587
3.78%, 10/07/15 144A	100,000	102,768
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16	90,000	97,852
6.22%, 07/03/17Δ	20,000	22,328
5.88%, 07/15/19Δ	70,000	80,116

		605,651

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	387,993

Sweden — 0.2%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	688,201
Stadshypotek AB
1.88%, 10/02/19 144AΔ	900,000	886,056

		1,574,257

Switzerland — 0.5%
Credit Suisse
0.53%, 03/11/16†	1,700,000	1,699,862
1.38%, 05/26/17Δ	1,500,000	1,492,484
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	245,261
Credit Suisse Group AG
7.50%, 12/29/49 144A†	525,000	552,563

		3,990,170

Turkey — 0.2%
Turkey Government International Bond
7.00%, 03/11/19	230,000	258,462
5.63%, 03/30/21	160,000	170,800
6.25%, 09/26/22Δ	820,000	904,050
5.75%, 03/22/24Δ	410,000	437,347

		1,770,659

United Kingdom — 1.0%
Bank of Scotland PLC
5.25%, 02/21/17 144AΔ	100,000	109,549
Barclays Bank PLC
6.05%, 12/04/17 144A	230,000	256,032
2.50%, 02/20/19	300,000	300,704
BP Capital Markets PLC
3.88%, 03/10/15Δ	310,000	314,832
3.56%, 11/01/21Δ	30,000	30,790
GlaxoSmithKline Capital PLC
2.85%, 05/08/22Δ	350,000	343,697
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	222,078
HSBC Holdings PLC
4.25%, 03/14/24Δ	240,000	243,303
Lloyds Bank PLC
2.30%, 11/27/18	275,000	275,899
12.00%, 12/29/49 144A†	1,600,000	2,360,000
NRAM Covered Bond LLP
5.63%, 06/22/17 144A	1,400,000	1,559,516
Royal Bank of Scotland PLC
9.50%, 03/16/22†	175,000	199,874
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	560,000	568,439
6.40%, 10/21/19Δ	160,000	186,349
6.13%, 12/15/22	180,000	190,827
6.00%, 12/19/23	410,000	430,580
5.13%, 05/28/24	280,000	275,635
7.64%, 03/29/49†	200,000	212,500
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	720,949

		8,801,553

Virgin Islands (British) — 0.8%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	3,000,000	3,108,750
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144AΔ	230,000	236,025
Sinopec Group Overseas Development 2014, Ltd.
1.01%, 04/10/17 144A†	3,200,000	3,205,168

44	See Notes to Schedules of Investments.

	Par	Value
4.38%, 04/10/24 144A	$550,000	$565,909

		7,115,852

Total Foreign Bonds (Cost $92,509,981)		92,944,154

FOREIGN GOVERNMENT INFLATION-LINKED NOTE — 0.2%
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $1,816,039)	2,072,000	2,035,177

LOAN AGREEMENTS — 0.5%
1011778 B.C. LLC Term B Loan
0.00%, 09/25/21 S	800,000	793,776
Avago Technologies Cayman, Ltd. Term B Loan
3.75%, 05/06/21	3,192,000	3,160,495

Total Loan Agreements (Cost $3,968,856)		3,954,271

MORTGAGE-BACKED SECURITIES — 27.0%
Aire Valley Mortgages PLC
0.45%, 09/20/66 144A†	135,194	132,487
0.47%, 09/20/66 144A†	323,572	317,101
0.57%, 09/20/66†	439,597	431,706
Alternative Loan Trust
5.50%, 10/25/33	77,008	82,511
0.49%, 11/20/35†	1,437,291	1,172,213
0.42%, 01/25/36†	418,049	373,550
0.34%, 09/25/46†	875,671	735,170
American Home Mortgage Assets Trust
1.04%, 11/25/46†	1,056,866	579,627
American Home Mortgage Investment Trust
1.83%, 09/25/45†	1,730,708	1,672,812
Banc of America Commercial Mortgage Trust
5.45%, 09/10/47	40,000	42,864
5.79%, 04/10/49†	75,000	81,845
Banc of America Mortgage 2004-F Trust
2.50%, 07/25/34†	143,817	145,403
Banc of America Re-REMIC Trust
5.68%, 02/17/51+ 144A†	92,283	98,819
Bayview Commercial Asset Trust
0.52%, 01/25/35 144A†	702,668	648,220
Bear Stearns Adjustable Rate Mortgage Trust
2.31%, 02/25/33†	13,526	13,013
2.62%, 05/25/34†	80,895	77,779
2.58%, 03/25/35†	629,095	635,414
Bear Stearns ALT-A Trust
2.55%, 05/25/35†	416,134	420,633
Bear Stearns Commercial Mortgage Securities Trust
5.60%, 06/11/50	871,072	959,430
Bear Stearns Structured Products, Inc. Trust
2.51%, 01/26/36†	1,071,402	844,807
Berica 8 Residential MBS SRL
0.62%, 03/31/48(E)†	178,677	220,682
Berica ABS SRL
0.51%, 12/31/55(E)†	1,239,903	1,560,242
CHL Mortgage Pass-Through Trust
2.57%, 02/19/34†	706,213	704,806
Citigroup Commercial Mortgage Trust
4.10%, 05/10/47 IOΩ†	3,110,351	285,412
6.25%, 12/10/49†	615,698	685,969
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	60,000	65,095
COMM 2013-CCRE11 Mortgage Trust
4.72%, 10/10/46†	355,000	385,459
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/46	90,000	94,865
4.30%, 10/10/46	100,000	105,004
4.76%, 10/10/46†	40,000	42,628
5.26%, 10/10/46†	20,000	21,216
COMM 2013-CCRE13 Mortgage Trust
3.94%, 12/10/23 IOΩ†	3,325,136	200,582
COMM 2014-SAVA Mortgage Trust
3.25%, 06/15/34 144A†	400,000	400,147
Commercial Mortgage Pass-Through Certificates
2.82%, 10/15/45	30,000	29,367
Commercial Mortgage Trust
6.01%, 07/10/38†	177,000	189,050
Credit Suisse Commercial Mortgage Trust
5.62%, 01/15/49†	203,000	219,787
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†	91,073	369
0.00%, 08/25/33 IOΩ†	95,968	—
Credit Suisse Mortgage Trust
3.95%, 09/15/37+	240,000	248,808
4.18%, 09/15/37+	300,000	311,766
4.37%, 09/15/37+	310,000	303,329
DBUBS 2011-LC3 Mortgage Trust
12.82%, 08/10/44 IO 144AΩ†	1,240,438	30,329
EQTY 2014-INNS Mortgage Trust
2.51%, 05/08/31 144A†	300,000	301,054
Federal Home Loan Mortgage Corporation
7.00%, 04/01/15	1,357	1,360
8.50%, 06/01/18	1,571	1,667
4.50%, 09/01/18	5,103	5,396
8.00%, 08/01/24	1,782	2,008
4.00%, 10/01/25	508,431	542,695
5.50%, 02/01/27	76,362	85,168
7.50%, 11/01/29	5,868	7,116
7.50%, 12/01/29	8,405	9,824
7.50%, 02/01/31	17,675	19,768
2.36%, 07/01/31†	24,272	24,398
7.50%, 11/01/31	9,217	9,319

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.48%, 04/01/32†	$2,323	$2,466
3.50%, 08/01/33	1,895,930	1,972,831
5.00%, 08/01/33	11,454	12,650
5.00%, 09/01/33	2,282	2,518
5.00%, 10/01/33	7,316	8,077
2.48%, 03/01/34†	3,404	3,659
5.00%, 12/01/34	191,940	211,941
5.50%, 05/01/35	420,613	466,830
5.00%, 07/01/35	10,357	11,452
5.00%, 11/01/35	398,173	439,450
5.50%, 11/01/35	74,133	83,030
5.00%, 12/01/35	27,477	30,612
5.50%, 01/01/36	46,226	51,818
6.00%, 02/01/36	591,176	665,779
2.83%, 01/01/37†	641,448	693,761
5.00%, 02/01/37	44,123	48,556
5.50%, 07/01/37	92,432	103,708
1.80%, 09/01/37†	58,856	61,742
5.50%, 04/01/38	23,679	26,370
7.00%, 02/01/39	284,372	322,962
7.00%, 03/01/39	52,134	57,368
5.50%, 04/01/39	565,005	632,153
4.50%, 06/01/39	259,394	279,890
6.50%, 09/01/39	94,610	108,979
5.50%, 08/01/40	495,217	551,550
5.00%, 06/01/41	8,046	8,861
4.00%, 10/01/42	91,793	97,136
3.50%, 11/01/42	373,341	381,447
3.50%, 12/01/42	89,220	91,157
3.50%, 01/01/43	571,017	583,416
3.50%, 02/01/43	379,940	388,190
3.50%, 04/01/43	190,020	194,911
4.00%, 04/01/43	188,973	199,959
3.50%, 05/01/43	724,284	741,809
4.00%, 05/01/43	96,788	102,699
4.00%, 06/01/43	94,704	100,488
4.00%, 07/01/43	369,425	391,702
4.00%, 08/01/43	189,432	200,445
4.50%, 12/01/43	1,265,725	1,384,995
4.50%, 02/01/44	974,953	1,066,824
4.50%, 03/01/44	295,766	323,637
Federal Home Loan Mortgage Corporation REMIC
5.21%, 06/15/27 IOΩ†	829,020	103,399
(0.04)%, 09/15/31 IOΩ†	776,289	107,454
6.00%, 05/15/36	482,345	541,363
0.65%, 06/15/37†	379,502	383,347
7.27%, 07/15/37 IOΩ†	2,465,339	413,521
12.05%, 01/15/40 IOΩ†	613,241	82,899
6.23%, 10/15/41 IOΩ†	390,740	72,272
3.75%, 11/15/41 IOΩ†	372,596	69,689
7.13%, 07/15/42 IOΩ†	85,185	17,115
1.98%, 08/15/42 IOΩ†	84,627	19,071
3.83%, 08/15/42 IOΩ†	433,831	97,417
5.36%, 11/15/42 IOΩ†	88,066	18,576
5.42%, 11/15/42 IOΩ†	88,959	18,717
7.94%, 11/15/42 IOΩ†	84,831	19,477
3.00%, 05/15/43	409,830	339,824
3.00%, 07/15/43	207,115	173,711
3.01%, 02/15/44 IOΩ†	197,058	43,602
3.59%, 05/15/44 IOΩ†	197,560	43,554
Federal Housing Administration
7.43%, 10/01/18@	43,051	44,192
Federal National Mortgage Association
8.00%, 06/01/15	1,154	1,170
8.00%, 09/01/15	1,534	1,558
3.07%, 12/01/17	936,868	968,947
5.00%, 12/01/17	12,554	13,445
2.80%, 03/01/18	558,271	577,470
3.74%, 05/01/18	1,334,130	1,420,072
3.84%, 05/01/18	420,000	448,775
4.51%, 06/01/19	1,000,000	1,076,981
3.42%, 10/01/20	283,013	298,266
3.62%, 12/01/20	179,090	188,911
4.38%, 06/01/21	683,194	753,869
9.50%, 05/01/22	836	920
1.93%, 07/01/22†	5,821	5,837
5.50%, 09/01/23	104,231	114,754
5.50%, 10/01/23	21,981	24,251
5.00%, 05/01/24	76,157	83,997
9.50%, 07/01/24	1,580	1,749
5.50%, 05/01/25	590,287	625,183
3.50%, 10/01/25 TBA	1,100,000	1,156,289
6.00%, 06/01/27	222,205	251,636
1.92%, 07/01/27†	18,728	19,310
2.26%, 08/01/27†	36,282	38,699
2.50%, 10/01/27 TBA	300,000	301,687
3.00%, 10/01/27 TBA	7,200,000	7,416,000
1.92%, 11/01/27 CONV†	22,756	23,476
2.76%, 02/01/30†	109,113	109,538
2.51%, 06/01/30 CONV†	15,932	16,125
8.00%, 10/01/30	22,355	27,354
2.63%, 12/01/30 CONV†	5,952	6,073
1.92%, 01/01/31†	6,747	6,766
4.50%, 04/01/31	135,956	147,990
2.32%, 05/01/31†	14,231	14,320
4.50%, 05/01/31	468,764	510,440
4.50%, 06/01/31	140,178	152,621
4.50%, 11/01/31	198,387	216,084
6.00%, 11/01/31	3,781	4,326
4.50%, 12/01/31	277,028	301,191
6.00%, 01/01/32	64,710	73,121
6.00%, 03/01/32	15,947	18,011
6.00%, 04/01/32	228,682	258,620
3.50%, 05/01/32	665,135	694,086
1.92%, 06/01/32†	8,318	8,440
1.93%, 08/01/32†	10,422	10,745
6.00%, 08/01/32	1,882	2,151
2.25%, 02/01/33†	2,766	2,782
5.50%, 04/01/33	42,361	47,990
1.93%, 05/01/33†	42,203	44,434
6.00%, 05/01/33	533	602
5.00%, 07/01/33	61,633	68,168
3.50%, 08/01/33	91,149	95,059
5.00%, 08/01/33	5,161	5,743
5.00%, 09/01/33	569,155	629,515
5.50%, 09/01/33	8,673	9,738
3.50%, 10/01/33	184,482	192,219
3.50%, 11/01/33	92,768	96,664
3.50%, 12/01/33	94,689	98,666
5.00%, 12/01/33	483,976	535,365
5.50%, 12/01/33	12,194	13,703
6.00%, 12/01/33	480	542
5.50%, 02/01/34	21,389	24,015
5.50%, 04/01/34	2,211	2,488

46	See Notes to Schedules of Investments.

	Par	Value
3.50%, 05/01/34	$296,210	$308,284
5.50%, 05/01/34	103,389	116,050
5.50%, 08/01/34	4,867	5,509
5.50%, 10/01/34	228	258
6.00%, 10/01/34	31,110	35,134
5.50%, 11/01/34	10,452	11,720
2.00%, 12/01/34†	121,809	128,050
5.50%, 12/01/34	23,372	26,237
6.00%, 12/01/34	353	399
5.50%, 02/01/35	2,551	2,860
6.00%, 05/01/35	1,264,561	1,433,089
5.50%, 07/01/35	280	317
6.00%, 07/01/35	217,704	247,182
5.50%, 08/01/35	489	550
6.00%, 08/01/35	95	107
5.50%, 09/01/35	77,898	86,767
5.00%, 10/01/35	206,667	228,581
6.00%, 10/01/35	49,109	55,714
1.92%, 11/01/35†	16,789	17,318
2.10%, 11/01/35†	163,980	173,625
2.11%, 11/01/35†	105,497	112,028
2.12%, 11/01/35†	78,947	83,444
2.13%, 11/01/35†	112,675	120,319
6.00%, 11/01/35	553,094	626,079
5.00%, 12/01/35	332,124	367,259
5.50%, 12/01/35	2,194	2,485
6.00%, 12/01/35	9,563	10,938
6.00%, 01/01/36	107,779	121,748
6.00%, 02/01/36	5,151	5,900
6.00%, 03/01/36	6,307	7,226
5.50%, 04/01/36	70,921	76,709
6.00%, 04/01/36	9,028	10,346
3.79%, 05/01/36†	125,615	131,722
5.50%, 09/01/36	17,822	20,003
6.00%, 09/01/36	154,649	174,603
5.50%, 11/01/36	189,745	212,008
6.00%, 01/01/37	991,012	1,123,204
1.76%, 02/01/37†	701,295	733,961
5.50%, 02/01/37	285	320
6.00%, 02/01/37	797,416	908,758
5.50%, 03/01/37	11,299	12,643
6.00%, 03/01/37	639,151	722,896
5.50%, 04/01/37	446	497
5.50%, 05/01/37	468	520
5.50%, 06/01/37	185	208
6.00%, 06/01/37	397	449
6.00%, 07/01/37	1,620,960	1,853,180
5.50%, 08/01/37	518,263	579,892
6.00%, 08/01/37	141,148	159,360
6.00%, 09/01/37	293,097	331,885
6.50%, 10/01/37	124,300	140,700
7.00%, 10/01/37	8,492	9,173
7.00%, 11/01/37	10,995	13,300
1.92%, 12/01/37†	61,602	64,272
6.00%, 12/01/37	704,102	794,951
7.00%, 12/01/37	6,230	6,725
1.92%, 01/01/38†	39,548	41,235
6.00%, 01/01/38	408,089	466,635
5.50%, 02/01/38	6,540	7,303
6.00%, 02/01/38	3,404	3,843
7.00%, 02/01/38	7,899	8,706
4.50%, 03/01/38	15,218	16,429
5.50%, 03/01/38	682	765
6.00%, 03/01/38	386,185	436,184
4.50%, 04/01/38	586,360	632,991
5.00%, 04/01/38	239,227	263,855
6.00%, 04/01/38	801	905
5.50%, 05/01/38	248	277
6.00%, 05/01/38	59,103	66,849
5.00%, 06/01/38	252,519	278,516
5.50%, 06/01/38	744	831
5.50%, 07/01/38	116,138	130,309
5.50%, 08/01/38	151,420	169,873
7.00%, 08/01/38	9,693	10,860
5.50%, 09/01/38	622	699
4.50%, 10/01/38 TBA	6,800,000	7,336,562
6.00%, 11/01/38	74,003	83,649
7.00%, 11/01/38	49,999	58,790
5.50%, 12/01/38	302	338
6.00%, 12/01/38	239,107	269,959
6.00%, 01/01/39	307,586	348,983
7.00%, 02/01/39	23,755	27,137
7.00%, 03/01/39	211,398	239,635
6.00%, 09/01/39	169,731	191,804
5.00%, 10/01/39 TBA	1,900,000	2,096,353
6.00%, 10/01/39	56,465	64,007
5.50%, 12/01/39	268,626	301,615
6.00%, 12/01/39	811,082	917,215
1.52%, 06/01/40†	57,388	60,040
1.52%, 10/01/40†	157,102	164,388
3.50%, 10/01/40 TBA	7,400,000	7,563,610
4.00%, 10/01/40 TBA	2,700,000	2,845,294
6.00%, 10/01/40	42,292	47,823
1.92%, 11/01/40†	19,394	20,031
4.00%, 11/01/40 TBA	3,500,000	3,677,406
4.50%, 11/01/40 TBA	10,600,000	11,407,007
4.50%, 01/01/41	1,161,958	1,256,668
6.00%, 05/01/41	2,109,972	2,388,751
4.50%, 06/01/41	704,191	761,449
4.50%, 08/01/41	154,608	167,254
4.50%, 09/01/41	437,633	473,232
4.50%, 10/01/41	39,972	43,234
3.50%, 11/01/41 TBA	2,900,000	2,955,508
4.50%, 11/01/41	584,584	632,843
5.00%, 05/01/42	205,679	227,305
4.00%, 06/01/42	82,092	86,736
3.00%, 08/01/42	334,785	332,325
3.00%, 09/01/42	289,719	287,906
2.50%, 10/01/42	627,627	595,169
2.50%, 10/01/42 TBA	5,000,000	4,734,570
4.00%, 10/01/42	360,543	381,160
5.00%, 10/01/42 TBA	1,000,000	1,103,344
3.00%, 11/01/42	129,075	128,178
3.00%, 11/01/42 TBA	14,000,000	13,762,109
3.00%, 12/01/42	1,797,272	1,783,992
3.50%, 12/01/42	541,017	555,190
4.00%, 12/01/42	257,439	271,893
3.00%, 01/01/43	1,697,014	1,682,660
3.00%, 02/01/43	461,613	458,410
3.00%, 03/01/43	413,651	411,059
3.50%, 03/01/43	278,972	286,294
3.00%, 04/01/43	506,424	503,252
3.50%, 04/01/43	1,210,331	1,242,099
4.00%, 04/01/43	89,777	95,199
3.00%, 05/01/43	301,440	299,552
3.50%, 05/01/43	93,050	95,492
4.00%, 05/01/43	370,417	391,917
3.00%, 06/01/43	91,955	91,379

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.00%, 06/01/43	$914,011	$968,135
3.00%, 07/01/43	799,975	794,810
4.00%, 07/01/43	927,019	981,451
4.00%, 08/01/43	290,825	307,437
4.50%, 09/01/43	290,014	317,386
4.50%, 10/01/43	290,583	318,009
4.50%, 11/01/43	193,236	211,474
4.50%, 12/01/43	292,102	319,672
4.50%, 01/01/44	194,174	212,499
Federal National Mortgage Association Interest STRIP
2.24%, 04/25/27 IOΩ†	646,239	76,150
5.44%, 11/25/39 IOΩ†	135,015	27,570
1.94%, 11/25/41 IOΩ†	357,392	73,124
2.57%, 11/25/41 IOΩ†	499,333	115,997
4.68%, 04/25/42 IOΩ†	906,530	199,290
Federal National Mortgage Association REMIC
20.50%, 08/25/21 IOΩ†	63	1,107
16.95%, 10/25/21 IOΩ†	101	1,903
2.53%, 07/25/27 IOΩ†	1,757,361	215,943
0.60%, 10/18/30†	19,960	20,211
11.01%, 03/25/37 IOΩ†	1,460,003	228,195
6.50%, 06/25/39	53,018	59,479
4.06%, 12/25/39 IOΩ†	606,317	97,417
5.55%, 10/25/40 IOΩ†	780,247	136,312
9.94%, 12/25/40 IOΩ†	155,691	21,804
5.98%, 02/25/41 IOΩ†	77,317	13,653
5.00%, 06/25/41	750,000	818,926
5.50%, 07/25/41	951,824	1,083,273
0.70%, 09/25/41†	4,395,571	4,437,817
8.18%, 10/25/41 IOΩ†	919,457	148,140
3.76%, 03/25/42 IOΩ†	407,623	71,643
5.50%, 04/25/42	1,538,698	1,706,927
6.00%, 05/25/42	427,295	475,055
4.21%, 07/25/42 IOΩ†	150,319	31,066
5.53%, 07/25/42 IOΩ†	130,580	25,951
6.50%, 07/25/42	716,696	810,796
7.00%, 07/25/42	277,723	313,634
3.30%, 09/25/42 IOΩ†	254,446	54,394
7.00%, 10/25/42	100,601	113,597
4.51%, 11/25/42 IOΩ†	267,041	59,318
4.97%, 11/25/42 IOΩ†	179,615	38,715
2.68%, 12/25/42 IOΩ†	260,140	58,717
6.46%, 12/25/42 IOΩ†	89,174	20,396
4.36%, 07/25/43 IOΩ†	182,778	40,388
0.49%, 08/25/44 IOΩ†	2,722,114	200,350
FHLMC Multifamily Structured Pass Through Certificates
4.32%, 11/25/19	1,100,000	1,210,633
4.46%, 04/25/20 IOΩ†	2,248,958	109,816
4.48%, 06/25/20 IOΩ†	741,782	53,099
3.03%, 10/25/20	800,000	827,937
4.06%, 07/25/21 IOΩ†	1,408,823	128,565
4.16%, 10/25/21 IOΩ†	889,861	78,844
4.03%, 12/25/21 IOΩ†	728,415	59,404
2.78%, 09/25/22	286,264	294,310
3.98%, 09/25/22 IOΩ†	148,466	8,389
3.46%, 08/25/23	100,000	104,104
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,500,000	3,727,500
FHLMC Structured Pass-Through Securities
1.52%, 07/25/44†	1,192,387	1,235,299
First Horizon Alternative Mortgage Securities Trust
2.21%, 06/25/34†	595,707	589,652
GE Commercial Mortgage Corporation Series 2007-C1 Trust
5.54%, 12/10/49	800,000	857,607
Giovecca Mortgages SRL
0.80%, 04/23/48(E)†	516,149	649,965
Government National Mortgage Association
3.95%, 07/15/25	142,845	147,601
7.00%, 10/15/25	12,236	12,537
7.00%, 01/15/26	5,334	5,951
7.00%, 07/15/27	60,856	71,095
7.00%, 12/15/27	1,278	1,321
7.00%, 01/15/28	15,306	15,763
7.00%, 03/15/28	79,855	93,000
7.00%, 07/15/28	10,127	11,271
7.50%, 07/15/28	12,844	13,271
6.50%, 08/15/28	5,294	6,094
7.00%, 08/15/28	17,625	20,246
7.50%, 08/15/28	9,597	10,905
6.50%, 09/15/28	28,626	32,806
7.00%, 10/15/28	38,142	40,988
7.50%, 03/15/29	24,729	29,922
7.50%, 11/15/29	20,590	21,434
1.63%, 11/20/29†	43,096	44,582
8.50%, 08/15/30	825	883
8.50%, 11/20/30	8,920	10,737
6.50%, 08/15/31	46,701	53,569
7.50%, 08/15/31	11,427	13,093
6.50%, 10/15/31	89,196	102,541
6.00%, 11/15/31	202,106	227,787
6.50%, 11/15/31	101,208	116,091
6.00%, 12/15/31	52,360	59,013
6.00%, 01/15/32	118,285	135,734
6.00%, 02/15/32	221,259	249,373
6.50%, 02/15/32	117,645	134,204
6.00%, 04/15/32	64,587	72,893
7.50%, 04/15/32	63,421	66,080
6.50%, 06/15/32	106,745	122,442
6.50%, 07/15/32	1,994	2,288
6.50%, 08/15/32	223,268	256,101
6.50%, 09/15/32	193,405	221,846
6.00%, 10/15/32	125,567	141,522
5.50%, 11/15/32	38,168	42,749
6.00%, 11/15/32	110,585	125,656
6.00%, 12/15/32	41,666	46,960
6.50%, 12/15/32	16,792	19,262
5.50%, 01/15/33	28,394	31,575
6.00%, 01/15/33	78,769	88,777
5.50%, 02/15/33	31,698	35,503
6.00%, 02/15/33	54,605	61,543
5.50%, 03/15/33	32,815	36,754
6.50%, 04/15/33	358,261	410,946
6.00%, 05/15/33	307,395	346,454
6.00%, 06/15/33	21,605	24,351
5.50%, 07/15/33	37,144	41,677
5.50%, 08/15/33	19,363	21,688
5.50%, 09/15/33	15,513	17,361
6.00%, 10/15/33	151,860	171,156
6.50%, 10/15/33	160,358	183,940
6.00%, 12/15/33	230,585	259,885

48	See Notes to Schedules of Investments.

	Par	Value
5.50%, 04/15/34	$16,033	$17,829
5.50%, 05/15/34	23,886	26,814
6.50%, 08/15/34	335,904	386,785
5.50%, 09/15/34	182,619	204,803
5.50%, 12/15/34	141,457	158,797
5.50%, 01/15/35	149,120	167,379
2.25%, 03/16/35	175,170	178,784
0.45%, 03/20/37†	767,210	768,038
0.45%, 05/20/37†	335,450	335,193
8.49%, 02/20/38 IOΩ†	394,735	56,346
6.00%, 09/20/38	485,730	547,913
13.73%, 03/20/39 IOΩ†	116,041	15,111
7.67%, 01/20/40 IOΩ†	146,695	26,336
5.00%, 07/20/40	40,422	44,963
7.59%, 08/20/40 IOΩ†	249,883	48,196
5.00%, 09/20/40	160,788	178,941
6.00%, 10/20/40	62,033	70,017
6.00%, 01/20/41	71,356	80,874
4.50%, 04/20/41	804,008	876,097
6.75%, 10/16/41 IOΩ†	278,038	56,960
4.00%, 10/20/41 TBA	3,200,000	3,391,250
3.00%, 10/15/42 TBA	9,000,000	9,061,172
3.50%, 10/15/42 TBA	1,900,000	1,963,234
3.50%, 10/20/42 TBA	2,200,000	2,273,219
2.50%, 12/20/42	45,398	43,822
7.20%, 06/20/43 IOΩ†	533,123	107,764
0.00%, 08/16/43 IOΩ†@	372,974	59,565
8.72%, 12/20/43 IOΩ†	88,500	17,397
2.90%, 02/16/44	801,294	823,270
2.90%, 06/16/44	337,770	347,360
4.87%, 08/20/44 IOΩ†	98,888	16,348
2.00%, 12/16/49	117,875	118,076
3.07%, 08/16/52 IOΩ†	865,970	56,858
3.29%, 01/16/55 IOΩ†	3,667,708	284,025
4.46%, 06/16/55 IOΩ†	912,203	57,570
0.00%, 01/16/56+ IOΩ†	8,310,000	647,920
0.56%, 12/20/60†	418,616	418,203
0.64%, 03/20/61†	506,962	508,009
0.66%, 03/20/61†	330,069	331,011
0.51%, 12/20/62†	1,651,003	1,643,828
Granite Master Issuer PLC
0.22%, 12/20/54 144A†	1,444,617	1,436,816
0.29%, 12/20/54†	315,688	314,231
Granite Mortgages 03-3 PLC
0.58%, 01/20/44(E)†	103,865	131,069
0.94%, 01/20/44(U)†	31,532	51,072
GreenPoint Mortgage Funding Trust
0.33%, 01/25/37†	913,271	683,120
GS Mortgage Securities Trust
4.09%, 08/10/44 IO 144AΩ†	460,154	28,599
5.99%, 08/10/45†	810,000	839,814
4.27%, 11/10/46	130,000	138,985
4.65%, 11/10/46	190,000	205,189
5.16%, 11/10/46†	150,000	163,237
GSMPS Mortgage Loan Trust
0.61%, 02/25/35 144A†	85,627	79,325
GSR Mortgage Loan Trust
2.66%, 09/25/35†	396,144	399,456
Impac CMB Trust
0.87%, 10/25/34†	68,450	59,826
IndyMac ARM Trust
1.72%, 01/25/32†	7,264	7,079
IndyMac INDX Mortgage Loan Trust
0.34%, 09/25/46†	1,009,472	869,553
JP Morgan Alternative Loan Trust
0.67%, 01/25/36†	353,894	323,596
JP Morgan Chase Commercial Mortgage Securities Trust
5.38%, 05/15/45†	280,000	304,371
6.08%, 02/12/51†	10,000	11,103
JP Morgan Mortgage Trust
2.65%, 02/25/35†	145,939	144,740
JPMBB Commercial Mortgage Securities Trust
4.42%, 11/15/45	220,000	233,068
5.25%, 11/15/45†	90,000	95,742
5.05%, 01/15/47†	50,000	53,620
LB Commercial Mortgage Trust
6.06%, 07/15/44†	564,344	620,198
6.10%, 07/15/44†	130,000	143,321
LB-UBS Commercial Mortgage Trust 0.00%,
06/15/36 IO 144AΩ†@	422,965	1,049
6.37%, 09/15/45†	70,000	78,711
Leek Finance Number Seventeen PLC
0.36%, 12/21/37(E)†	64,274	85,441
0.51%, 12/21/37 144A†	160,685	169,105
0.85%, 12/21/37(U)†	32,137	54,770
Leek Finance Number Eighteen PLC
0.34%, 09/21/38(E)†	48,986	64,635
0.49%, 09/21/38†	391,888	407,444
Lehman XS Trust
0.45%, 11/25/35†	546,167	483,205
Luminent Mortgage Trust
0.32%, 12/25/36†	2,206,049	1,785,215
0.35%, 02/25/46†	661,056	490,093
MASTR Adjustable Rate Mortgages Trust
2.41%, 05/25/34†	214,934	210,961
0.79%, 11/25/34†	307,874	304,751
2.57%, 11/25/35 144A†	837,098	613,302
Merrill Lynch Mortgage Investors Trust
1.57%, 10/25/35†	56,013	55,243
ML-CFC Commercial Mortgage Trust
6.07%, 06/12/46†	1,382,181	1,467,958
Morgan Stanley Bank of America Merrill Lynch Trust
4.03%, 08/15/45 IO 144AΩ†	990,947	85,774
2.92%, 02/15/46	70,000	68,447
3.21%, 02/15/46	41,000	40,343
3.10%, 05/15/46	300,000	296,177
3.46%, 05/15/46	140,000	139,510
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	50,000	54,007
Prime Mortgage Trust
5.50%, 05/25/35 144A	2,948,430	2,962,942
6.00%, 05/25/35 144A	2,556,778	2,584,457
Quadrivio Finance SRL
0.71%, 07/25/60(E)†	276,440	348,503

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/32 144A†	$400,000	$415,287
Reperforming Loan REMIC Trust
0.57%, 11/25/34 144A†	12,656	11,116
Sequoia Mortgage Trust
0.99%, 07/20/33†	130,255	122,901
Structured Adjustable Rate Mortgage Loan Trust
0.49%, 08/25/35†	261,114	250,614
Structured Asset Mortgage Investments II Trust
0.40%, 07/19/35†	173,142	157,684
Structured Asset Securities Corporation
0.50%, 06/25/35 144A†	161,650	130,821
Thornburg Mortgage Securities Trust
0.79%, 09/25/43†	19,425	18,758
2.24%, 04/25/45†	173,832	176,186
Thrones 2013-1 PLC
2.06%, 07/20/44(U)†	85,717	141,632
UBS Commercial Mortgage Trust
3.89%, 05/10/45 IO 144AΩ†	2,628,528	321,261
UBS-Barclays Commercial Mortgage Trust
4.21%, 12/10/45 IO 144AΩ†	978,941	103,048
4.65%, 12/10/45 144A†	320,000	305,901
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/30 144A	100,000	98,323
Wachovia Bank Commercial Mortgage Trust
0.35%, 12/15/43 144A†	398,000	386,421
5.38%, 12/15/43	140,000	149,808
5.56%, 10/15/48	422,665	454,288
Washington Mutual Mortgage Pass-Through Certificates
2.44%, 02/25/33†	11,144	11,050
2.19%, 02/25/37†	554,895	463,671
2.31%, 02/25/37†	367,365	317,151
1.52%, 06/25/42†	25,240	24,471
0.44%, 07/25/45†	260,648	248,577
0.88%, 04/25/47†	970,337	875,666
Wells Fargo Alternative Loan 2007-PA6 Trust
2.60%, 12/28/37†	1,182,661	977,138
Wells Fargo Commercial Mortgage Trust
4.44%, 07/15/46†	20,000	20,677
4.22%, 08/15/50 IOΩ†	3,082,290	281,197
Wells Fargo Mortgage-Backed Securities 2005-AR13 Trust
5.26%, 05/25/35†	114,730	115,625
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.60%, 08/25/33†	269,038	275,370
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust
2.61%, 03/25/35†	168,113	171,645
WFRBS Commercial Mortgage Trust
5.65%, 02/15/44 IO 144AΩ†	1,512,523	48,737
4.04%, 05/15/45 IO 144AΩ†	3,057,581	255,991
3.61%, 06/15/45 IO 144AΩ†	318,913	28,760
4.22%, 12/15/45 IO 144AΩ†	2,432,381	246,264
4.11%, 03/15/47 IOΩ†	1,082,228	87,381
4.22%, 08/15/47 IOΩ†	3,690,000	300,787
3.91%, 09/15/57 144A†	350,000	294,427

Total Mortgage-Backed Securities (Cost $228,132,134)		229,306,726

MUNICIPAL BONDS — 0.9%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	4,289,241
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	300,000	466,998
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	307,030
Buckeye Tobacco Settlement Financing Authority, Revenue Bond, Series A-2
5.88%, 06/01/47	500,000	391,480
Commonwealth of Puerto Rico, General Obligation, Series A
6.00%, 07/01/34	10,000	7,776
8.00%, 07/01/35	590,000	520,675
5.25%, 07/01/37	20,000	15,103
5.50%, 07/01/39	80,000	60,000
5.00%, 07/01/41	10,000	7,348
5.75%, 07/01/41	10,000	7,531
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36	10,000	7,802
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39	10,000	7,700
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	402,729
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	14,803
6.00%, 07/01/44	75,000	55,504
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Series C
5.25%, 08/01/40	10,000	8,555
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.25%, 08/01/27	5,000	4,173
5.50%, 08/01/28	60,000	50,827
6.13%, 08/01/29	5,000	4,263
0.00%, 08/01/32	85,000	67,105
0.00%, 08/01/33	25,000	14,682

50	See Notes to Schedules of Investments.

	Par	Value
5.50%, 08/01/37	$65,000	$51,123
5.75%, 08/01/37	45,000	36,871
5.38%, 08/01/39	35,000	26,801
6.38%, 08/01/39	5,000	4,218
5.50%, 08/01/42	70,000	53,665
6.00%, 08/01/42	100,000	80,510
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
0.00%, 08/01/37	10,000	1,489
5.38%, 08/01/38	15,000	11,676
6.00%, 08/01/39	20,000	16,429
5.25%, 08/01/41	90,000	66,654
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A-1
5.00%, 08/01/43	15,000	10,787
State of California, General Obligation
7.95%, 03/01/36	165,000	201,430
7.55%, 04/01/39	85,000	124,032
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	430,796

Total Municipal Bonds (Cost $7,248,151)		7,827,806

	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.1%
Euro vs. British Pounds, Strike Price $0.83, Expires 10/08/14 (UBS)	$3,400,000	193
Euro vs. U.S. Dollar, Strike Price $1.30, Expires 11/10/14 (JPM)	4,600,000	175,232
U.S. Dollar vs. Japanese Yen, Strike Price $104.75, Expires 11/19/14 (JPM)	6,800,000	313,222

		488,647

	Number of Contracts
Put Options — 0.0%
1-Year Eurodollar Mid Curve Option, Strike Price $98.75, Expires 12/15/14 (AD)	48	6,000
Long U.S. Treasury Bond, Strike Price $136.00, Expires 10/27/14 (MLCS)	15	6,328

		12,328

	Notional Amount
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.41%, Expires 11/24/14 (GSC)	$10,100,000	65,034
3-Month LIBOR, Strike Price 3.45%, Expires 09/21/15 (RBS)	2,300,000	105,252
3-Month LIBOR, Strike Price 3.96%, Expires 05/11/15 (GSC)	15,300,000	103,486

		273,772

Total Purchased Options (Cost $736,873)		774,747

	Par
U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bills
0.04%, 11/06/14	$385,000	384,992
0.04%, 03/12/15	300,000	299,970

		684,962

U.S. Treasury Bonds
2.75%, 11/15/42	2,010,000	1,839,464
3.63%, 08/15/43Δ	4,500,000	4,864,923
3.75%, 11/15/43	5,020,000	5,549,454
3.63%, 02/15/44Δ	2,980,000	3,221,195
3.38%, 05/15/44Δ	8,230,000	8,498,759
3.13%, 08/15/44Δ	21,000,000	20,666,961

		44,640,756

U.S. Treasury Inflationary Index Bonds
1.88%, 07/15/15	500,000	626,416
0.13%, 04/15/16	4,800,000	5,243,810
0.13%, 04/15/18Δ	2,700,000	2,806,535
0.13%, 04/15/19	1,200,000	1,223,484
1.13%, 01/15/21	3,800,000	4,344,377
0.13%, 01/15/22	900,000	926,336
0.38%, 07/15/23	3,300,000	3,344,162
0.63%, 01/15/24	2,410,000	2,474,885
0.13%, 07/15/24Δ	9,270,000	8,935,271
2.50%, 01/15/29	800,000	1,084,454
2.13%, 02/15/40	1,280,000	1,748,704
1.38%, 02/15/44	3,960,000	4,336,392

		37,094,826

U.S. Treasury Notes
0.25%, 09/30/15Δ	11,900,000	11,914,875
0.25%, 10/31/15	122,000	122,140
0.38%, 02/15/16Δ	6,400,000	6,408,749
2.13%, 02/29/16	3,900,000	4,000,168
0.38%, 03/15/16Δ	8,600,000	8,604,868
0.38%, 03/31/16Δ	34,100,000	34,111,321
2.25%, 03/31/16Δ	3,200,000	3,290,624
0.25%, 05/15/16	9,200,000	9,175,740
0.75%, 10/31/17Δ	3,210,000	3,169,750
1.50%, 08/31/18	1,410,000	1,409,504
1.50%, 12/31/18	2,800,000	2,786,218
1.63%, 04/30/19Δ	16,910,000	16,848,566
1.50%, 05/31/19	3,870,000	3,830,093
1.63%, 06/30/19Δ	1,900,000	1,890,129
1.63%, 07/31/19	120,000	119,255
1.63%, 08/31/19Δ	5,100,000	5,065,534
1.75%, 09/30/19	5,600,000	5,592,782

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.25%, 04/30/21Δ	$17,100,000	$17,188,168
2.00%, 05/31/21Δ	15,450,000	15,272,572
2.25%, 07/31/21Δ	27,590,000	27,688,082
2.50%, 08/15/23Δ	1,100,000	1,106,703
2.75%, 02/15/24Δ	9,100,000	9,315,415
2.50%, 05/15/24	2,700,000	2,702,003
2.38%, 08/15/24Δ	8,430,000	8,333,199

		199,946,458

U.S. Treasury STRIP
3.36%, 11/15/43ΩΔ	540,000	205,420

Total U.S. Treasury Obligations (Cost $282,186,114)		282,572,422

	Shares
PREFERRED STOCKS — 0.1%
GMAC Capital Trust I,
8.125%, 02/15/40 (Cost $592,347)	23,879	635,420

	Par
REPURCHASE AGREEMENTS — 3.2%
BNP Paribas Securities Corporation
0.05% (dated 10/01/14, due 10/02/14, repurchase price $14,100,020, collateralized by U.S. Treasury Bond, 3.625%, due 08/15/43, total market value $14,802,019)	$14,100,000	14,100,000
JPMorgan Securities LLC
0.00% (dated 09/30/14, due 10/01/14, repurchase price $13,000,000, collateralized by U.S. Treasury Note, 0.625%, due 11/30/17, total market value $13,360,165)	13,000,000	13,000,000

Total Repurchase Agreements (Cost $27,100,000)		27,100,000

	Shares
MONEY MARKET FUNDS — 28.7%
GuideStone Money Market Fund (Investor Class)¥	79,493,169	79,493,169
Northern Institutional Liquid Assets Portfolio§	164,948,562	164,948,562

Total Money Market Funds (Cost $244,441,731)		244,441,731

TOTAL INVESTMENTS — 128.2% (Cost $1,081,236,883)		1,090,633,926

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $126.50, Expires 10/27/14 (MLCS)	(36)	(2,813)
10-Year U.S. Treasury Note, Strike Price $127.00, Expires 11/22/14 (MLCS)	(81)	(13,922)
5-Year U.S. Treasury Note, Strike Price $119.00, Expires 11/22/14 (JEFF)	(44)	(9,625)
Euro-Bund, Strike Price $149.50, Expires 11/25/14 (JPM)	(26)	(14,449)
Euro-Bund, Strike Price $151.00, Expires 11/25/14 (MLCS)	(10)	(13,515)
Long U.S. Treasury Bond, Strike Price $139.00, Expires 10/27/14 (JEFF)	(8)	(5,375)
Long U.S. Treasury Bond, Strike Price $140.00, Expires 10/28/14 (MLCS)	(23)	(8,984)

	Notional Amount
Australian Dollar vs. U.S. Dollar, Strike Price $0.92, Expires 11/20/14 (JPM)	$(7,300,000)	(6,315)
Euro vs. U.S. Dollar, Strike Price $1.37, Expires 11/10/14 (JPM)	(4,600,000)	(1)
U.S. Dollar vs. Euro, Strike Price $1.30, Expires 11/28/14 (BOA)	(3,000,000)	(92,625)

		(180,355)

Call Swaptions — 0.0%
3-Month LIBOR, Strike Price 2.50%, Expires 10/01/14 (DEUT)	(6,700,000)	(2)
3-Month LIBOR, Strike Price 3.20%, Expires 11/18/14 (JPM)	(9,100,000)	(10,088)
6-Month LIBOR, Strike Price 2.45%, Expires 11/13/14 (JPM)	(7,600,000)	(57,214)

		(67,304)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $121.00, Expires 11/22/14 (MLCS)	(81)	(12,656)
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 11/21/14 (DEUT)	(86)	(52,406)
1-Year Eurodollar Mid Curve Option, Strike Price $98.37, Expires 12/12/14 (ADV)	(48)	(600)
Euro-Bund, Strike Price $146.00, Expires 11/25/14 (JPM)	(29)	(3,663)

52	See Notes to Schedules of Investments.

	Number of Contracts	Value
Long U.S. Treasury Bond, Strike Price $133.00, Expires 10/24/14 (MLCS)	(53)	$(3,313)

	Notional Amount
Euro vs. British Pounds, Strike Price $0.78, Expires 10/08/14 (UBS)	$(3,400,000)	(19,913)
U.S. Dollar vs. Japanese Yen, Strike Price $100.40, Expires 11/19/14 (JPM)	(6,800,000)	(129)

		(92,680)

Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price 2.50%, Expires 09/21/15 (RBS)	(9,700,000)	(154,162)
3-Month LIBOR, Strike Price 3.60%, Expires 05/11/15 (GSC)	(34,200,000)	(126,479)
Dow Jones CDX.NA.IG22 Index, Strike Price 0.85%, Expires 12/17/14 (CITI)	(5,400,000)	(7,067)
Dow Jones CDX.NA.IG22 Index, Strike Price 0.90%, Expires 01/21/15 (GSC)	(2,700,000)	(4,358)
Dow Jones CDX.NA.IG22 Index, Strike Price 0.90%, Expires 12/17/14 (JPM)	(1,100,000)	(1,140)
Dow Jones iTraxx, Strike Price 0.85%, Expires 12/17/14 (GSC)	(9,200,000)	(12,402)
Dow Jones iTraxx, Strike Price 0.95%, Expires 12/17/14 (GSC)	(10,300,000)	(8,378)

		(313,986)

Total Written Options (Premiums received $(1,073,047))		(641,593)

	Par
SECURITIES SOLD SHORT — (1.0)%
U.S. Treasury Notes
1.63%, 08/15/22	$(8,100,000)	(7,692,789)
2.75%, 11/15/23	(900,000)	(922,640)

Total Securities Sold Short (Cost $(8,591,428))		(8,615,429)

TBA SALE COMMITMENT — (0.6)%
Federal National Mortgage Association
3.00%, 10/01/42 TBA (Cost $(4,904,688))	(5,000,000)	(4,928,906)

Liabilities in Excess of Other Assets — (26.5)%		(225,534,634)

NET ASSETS — 100.0%		$850,913,364

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2014:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	950,000	$(8,518)	$—	$(8,518)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	460,000	(4,099)	(2,054)	(2,045)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	430,000	(4,556)	(2,679)	(1,877)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	250,000	(2,242)	(1,571)	(671)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	220,000	(2,331)	(1,463)	(868)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	210,000	(1,755)	(1,397)	(358)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	190,000	(2,013)	(517)	(1,496)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	190,000	(2,013)	(657)	(1,356)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	180,000	(1,907)	(455)	(1,452)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	140,000	(1,483)	(789)	(694)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	130,000	(1,377)	(228)	(1,149)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,009)	(1,651)	642
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,069)	(720)	(349)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,069)	(733)	(336)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,076)	(1,464)	388
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	120,000	(1,271)	(233)	(1,038)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	120,000	(1,271)	(407)	(864)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(713)	(1,155)	442
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	80,000	(847)	(332)	(515)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(535)	(392)	(143)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	60,000	(538)	(357)	(181)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	60,000	(636)	(233)	(403)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	50,000	(448)	(326)	(122)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	40,000	(334)	(504)	170

54	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	30,000	$(269)	$(170)	$(99)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	BOA	USD	20,000	(179)	(126)	(53)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	CITI	USD	20,000	(212)	16	(228)
Peoples Republic of China, 4.25% due 10/28/14	(1.00)%	06/20/19	JPM	USD	10,000	(90)	(58)	(32)
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(5,436)	4,618	(10,054)

						$(49,296)	$(16,037)	$(33,259)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	1.09%	(1.04)%	05/20/17	DEUT	USD	1,000,000	$2,687	$—	$2,687
GMAC LLC, 6.88% due 08/28/12	1.53%	(3.53)%	09/20/17	DEUT	USD	2,300,000	133,797	—	133,797
Goldman Sachs Group, Inc., 5.95% due 01/18/18	0.78%	(1.00)%	12/20/18	MSCS	USD	700,000	6,858	7,115	(257)
Italy, 6.875% due 09/27/33	0.97%	1.00%	06/20/19	HKSB	USD	100,000	173	854	(681)
Italy, 6.875% due 09/27/33	1.00%	1.00%	09/20/19	CITI	USD	5,600,000	1,310	17,072	(15,762)

							$144,825	$25,041	$119,784

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.HY15 Index	(5.00)%	12/20/15	CME	USD	2,090,000	$(80,389)	$43,106	$(123,495)
Dow Jones CDX.NA.IG22 Index	1.00%	06/20/19	CME	USD	7,775,000	(127,271)	(124,196)	(3,075)

						$(207,660)	$(81,090)	$(126,570)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.IG16 Index	0.23%	1.00%	06/20/16	JPM	USD	4,825,000	$65,866	$6,968	$58,898
Dow Jones CDX.NA.IG16 Index	0.23%	1.00%	06/20/16	BOA	USD	3,000,000	40,953	2,346	38,607
Dow Jones CDX.NA.IG22 Index	0.64%	1.00%	06/20/19	CME	USD	5,900,000	96,271	98,607	(2,336)

							$203,090	$107,921	$95,169

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR	(1.00)%	12/17/16	CME	USD	10,100,000	$1,249	$(2,276)	$3,525
Brazil CETIP Interbank Deposit	12.40%	01/02/17	DEUT	BRL	2,760,000	13,864	—	13,864
Brazil CETIP Interbank Deposit	12.65%	01/02/17	DEUT	BRL	1,810,000	12,771	—	12,771
Brazil CETIP Interbank Deposit	12.27%	01/02/17	DEUT	BRL	1,620,000	6,367	—	6,367
3-Month KORIBOR	2.88%	03/07/17	CITI	KRW	706,340,000	9,424	—	9,424
3-Month LIBOR	(2.20)%	08/04/17	CME	USD	3,600,000	(1,090)	(3,807)	2,717
3-Month KLIBOR	(3.88)%	11/14/18	DEUT	MYR	860,000	(700)	—	(700)
3-Month KLIBOR	(3.92)%	11/19/18	CITI	MYR	960,000	(615)	—	(615)
3-Month KLIBOR	(3.97)%	12/11/18	JPM	MYR	1,570,000	(952)	—	(952)
3-Month LIBOR	(2.25)%	12/17/19	CME	USD	15,200,000	(129,720)	(139,939)	10,219
3-Month LIBOR	2.56%	10/20/20	CME	USD	2,800,000	94,747	11,262	83,485
3-Month LIBOR	(3.02)%	08/04/21	CME	USD	5,400,000	28,006	24,594	3,412
MXN-TIIE-Banxico	6.07%	09/21/21	CME	MXN	79,700,000	44,685	—	44,685
3-Month LIBOR	(2.50)%	12/17/21	CME	USD	63,000,000	(344,793)	(186,424)	(158,369)
3-Month LIBOR	(2.50)%	12/17/21	CME	USD	4,900,000	(26,817)	32,328	(59,145)
3-Month LIBOR	2.65%	07/31/23	CME	USD	6,200,000	80,028	—	80,028
3-Month KORIBOR	(3.45)%	08/08/23	CITI	KRW	1,328,210,000	(80,549)	—	(80,549)
3-Month KORIBOR	(3.42)%	08/13/23	JPM	KRW	391,340,000	(22,701)	—	(22,701)
3-Month KLIBOR	(4.49)%	08/14/23	DEUT	MYR	220,000	(1,415)	—	(1,415)
3-Month KORIBOR	(3.49)%	08/16/23	CITI	KRW	185,320,000	(11,608)	—	(11,608)
3-Month KORIBOR	(3.56)%	08/19/23	JPM	KRW	228,920,000	(16,372)	5	(16,377)
3-Month KLIBOR	(4.33)%	09/26/23	JPM	MYR	370,000	(840)	—	(840)
3-Month KLIBOR	(4.45)%	11/15/23	CITI	MYR	600,000	(3,880)	—	(3,880)
3-Month KORIBOR	(3.47)%	12/23/23	CITI	KRW	239,520,000	(14,912)	—	(14,912)
3-Month KORIBOR	(3.47)%	12/23/23	JPM	KRW	114,310,000	(7,161)	—	(7,161)
3-Month KORIBOR	(3.47)%	01/07/24	JPM	KRW	275,210,000	(17,775)	—	(17,775)
3-Month KORIBOR	(3.47)%	01/07/24	CITI	KRW	172,160,000	(12,021)	—	(12,021)
3-Month KORIBOR	(3.47)%	01/08/24	DEUT	KRW	137,280,000	(9,576)	—	(9,576)
3-Month KORIBOR	(3.48)%	01/10/24	CITI	KRW	237,220,000	(15,380)	—	(15,380)
3-Month KORIBOR	(3.45)%	01/13/24	JPM	KRW	71,390,000	(4,446)	—	(4,446)
3-Month KORIBOR	(3.47)%	01/15/24	JPM	KRW	86,930,000	(4,434)	—	(4,434)
3-Month KORIBOR	(3.46)%	01/16/24	JPM	KRW	87,250,000	(5,519)	—	(5,519)
3-Month KORIBOR	(3.45)%	01/16/24	BOA	KRW	27,040,000	(1,683)	—	(1,683)
3-Month KORIBOR	(3.44)%	01/17/24	JPM	KRW	119,775,000	(7,407)	—	(7,407)
3-Month KORIBOR	(3.38)%	01/27/24	JPM	KRW	163,080,000	(9,104)	—	(9,104)
3-Month LIBOR	4.25%	01/30/24	CME	USD	2,000,000	72,099	25,481	46,618
6-Month EURIBOR	1.25%	03/18/25	CME	EUR	900,000	610	7,809	(7,199)
6-Month LIBOR	2.75%	03/18/25	CME	GBP	1,700,000	33,478	1,432	32,046
3-Month LIBOR	(3.41)%	08/04/26	CME	USD	2,900,000	(41,870)	(22,779)	(19,091)
3-Month LIBOR	(1.63)%	01/30/39	CME	USD	800,000	245	(132)	377
3-Month LIBOR	(4.37)%	01/30/39	CME	USD	800,000	(80,654)	(29,936)	(50,718)
3-Month LIBOR	(3.00)%	12/18/43	CME	USD	2,700,000	80,165	445,087	(364,922)
3-Month LIBOR	(3.50)%	12/17/44	CME	USD	8,100,000	(419,105)	(405,117)	(13,988)
6-Month EURIBOR	(2.00)%	03/18/45	CME	EUR	1,300,000	(17,489)	27,377	(44,866)

						$(832,850)	$(215,035)	$(617,815)

Total Swap agreements outstanding at September 30, 2014						$(741,891)	$(179,200)	$(562,691)

56	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$32,681,859	$—	$32,681,859	$—
Asset-Backed Securities	21,442,303	—	18,337,062	3,105,241
Corporate Bonds	144,917,310	—	143,489,276	1,428,034
Foreign Bonds:
Australia	4,400,007	—	4,400,007	—
Bermuda	734,316	—	734,316	—
Brazil	996,182	—	996,182	—
Canada	2,804,631	—	2,804,631	—
Cayman Islands	4,645,051	—	4,645,051	—
Chile	594,805	—	594,805	—
Colombia	1,255,591	—	1,255,591	—
Dominican Republic	564,910	—	564,910	—
France	8,100,056	—	8,100,056	—
Iceland	14	—	—	14
Indonesia	932,150	—	932,150	—
Israel	2,303,849	—	2,303,849	—
Italy	2,905,057	—	2,905,057	—
Japan	1,500,422	—	1,500,422	—
Jersey	249,003	—	249,003	—
Jordan	1,208,838	—	1,208,838	—
Luxembourg	1,149,125	—	1,149,125	—
Mexico	17,999,836	—	16,481,037	1,518,799
Netherlands	8,243,509	—	8,243,509	—
New Zealand	1,281,642	—	1,281,642	—
Norway	495,503	—	495,503	—
Poland	856,975	—	856,975	—
Russia	845,208	—	845,208	—
Singapore	317,634	—	317,634	—
South Africa	727,980	—	727,980	—
South Korea	3,585,725	—	3,585,725	—
Spain	605,651	—	605,651	—
Supranational	387,993	—	387,993	—
Sweden	1,574,257	—	1,574,257	—
Switzerland	3,990,170	—	3,990,170	—
Turkey	1,770,659	—	1,770,659	—
United Kingdom	8,801,553	—	8,801,553	—
Virgin Islands (British)	7,115,852	—	7,115,852	—
Foreign Government Inflation-Linked Note	2,035,177	—	—	2,035,177
Loan Agreements	3,954,271	—	3,954,271	—
Money Market Funds	244,441,731	244,441,731	—	—
Mortgage-Backed Securities	229,306,726	—	220,709,845	8,596,881
Municipal Bonds	7,827,806	—	7,827,806	—
Preferred Stocks	635,420	635,420	—	—
Purchased Options	774,747	12,328	762,419	—
Repurchase Agreements	27,100,000	—	27,100,000	—
U.S. Treasury Obligations	282,572,422	—	282,572,422	—

Total Assets — Investments in Securities	$1,090,633,926	$245,089,479	$828,860,301	$16,684,146

Other Financial Instruments***
Forward Foreign Currency Contracts	$2,230,717	$—	$2,230,717	$—

Total Assets — Other Financial Instruments	$2,230,717	$—	$2,230,717	$—

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Securities Sold Short	$(8,615,429)	$—	$(8,615,429)	$—
TBA Sale Commitment	(4,928,906)	—	(4,928,906)	—
Written Options	(641,593)	(141,321)	(500,272)	—

Total Liabilities — Investments in Securities	$(14,185,928)	$(141,321)	$(14,044,607)	$—

Other Financial Instruments***
Futures Contracts	$(207,408)	$(207,408)	$—	$—
Swap Agreements	(741,891)	—	(741,891)	—

Total Liabilities — Other Financial Instruments	$(949,299)	$(207,408)	$(741,891)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Note	Mortgage-Backed Securities	Preferred Stock	Written Option
Balance, 12/31/13	$10,579,728	$1,885,701	$1,506,297	$14	$—	$4,716,402	$2,652,000	$(180,686)
Accrued discounts/premiums	(3,180)	4,997	(3,205)	1,578	155	(6,705)	—	—
Realized gain (loss)	1,570,700	1,525	(3,263)	—	—	14,883	1,514,543	43,012
Change in unrealized appreciation (depreciation)	(1,345,689)	89,213	(12,171)	(21,331)	(250,152)	(106,455)	(1,231,367)	186,574
Purchases	7,426,931	499,967	—	1,538,552	2,285,174	3,103,238	—	—
Sales	(3,510,094)	—	—	—	—	(526,018)	(2,935,176)	(48,900)
Transfers in to Level 3(1)	2,611,417	704,773	30,094	—	—	1,876,550	—	—
Transfers out of Level 3(2)	(415,287)	—	—	—	—	(415,287)	—	—
Maturities	—	—	—	—	—	—	—	—
Paydowns	(230,380)	(80,935)	(89,718)	—	—	(59,727)	—	—

Balance, 09/30/14	$16,684,146	$3,105,241	$1,428,034	$1,518,813	$2,035,177	$8,596,881	$—	$—

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2014 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

58	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.0%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39
(Cost $3,078,990)	$2,300,000	$2,912,830

CORPORATE BONDS — 47.5%
21st Century Fox America, Inc.
4.75%, 09/15/44 144A	1,847,000	1,861,850
AES Corporation
4.88%, 05/15/23Δ	60,000	57,300
Aflac, Inc.
6.45%, 08/15/40Δ	4,705,000	5,893,361
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	99,488
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,689
6.75%, 01/15/28Δ	235,000	267,249
5.95%, 02/01/37Δ	85,000	85,105
Ally Financial, Inc.
8.00%, 11/01/31	177,000	221,250
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	498,061	570,154
Andarko Holding Co.
7.15%, 05/15/28	250,000	320,360
AT&T, Inc.
4.30%, 12/15/42	1,242,000	1,139,475
Bank of America Corporation
6.11%, 01/29/37	900,000	1,033,485
Bank of America NA
6.00%, 10/15/36	5,000,000	6,042,030
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	3,522,803
Bruce Mansfield Unit
6.85%, 06/01/34	1,020,150	1,120,996
California Institute of Technology
4.70%, 11/01/11	3,030,000	3,072,438
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	279,500
6.88%, 01/15/28Δ	65,000	65,000
7.65%, 03/15/42	295,000	293,525
Chesapeake Energy Corporation
6.63%, 08/15/20	10,000	11,080
6.88%, 11/15/20Δ	15,000	16,800
2.75%, 11/15/35 CONV	75,000	76,312
2.50%, 05/15/37 CONV	200,000	202,625
2.25%, 12/15/38 CONVΔ	50,000	47,969
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	181,350
Citigroup, Inc.
8.13%, 07/15/39	3,584,000	5,328,193
Cliffs Natural Resources, Inc.
4.80%, 10/01/20Δ	35,000	27,300
4.88%, 04/01/21	25,000	19,188
6.25%, 10/01/40Δ	65,000	46,150
Comcast Corporation
4.20%, 08/15/34	2,612,000	2,598,232
4.50%, 01/15/43Δ	1,460,000	1,484,794
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	34,020	35,551
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	89,269	98,419
Corning, Inc.
7.25%, 08/15/36	850,000	1,082,670
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,841,802
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	958,011
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	567,782
Dillard’s, Inc.
7.00%, 12/01/28	500,000	520,000
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,465,749
DPL, Inc.
6.75%, 10/01/19 144A	173,000	176,892
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	630,071
Foot Locker, Inc.
8.50%, 01/15/22Δ	1,000,000	1,200,000
Ford Motor Co.
4.25%, 11/15/16 CONVΔ	175,000	300,781
6.63%, 10/01/28	680,000	838,238
6.38%, 02/01/29	1,255,000	1,498,095
General Electric Capital Corporation
6.75%, 03/15/32	2,000,000	2,644,284
6.15%, 08/07/37	3,000,000	3,717,012
5.88%, 01/14/38	150,000	181,295
General Motors Financial Co., Inc.
4.38%, 09/25/21	130,000	133,088
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	598,021
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,100,000
7.05%, 12/01/27	500,000	507,500
HSBC Bank USA NA
7.00%, 01/15/39	4,248,000	5,807,318
Intel Corporation
3.25%, 08/01/39 CONV	1,155,000	1,938,962
International Lease Finance Corporation
5.88%, 08/15/22	5,000	5,238
International Paper Co.
8.70%, 06/15/38Δ	2,643,000	3,904,586
iStar Financial, Inc.
3.00%, 11/15/16 CONV	95,000	120,056
7.13%, 02/15/18Δ	180,000	187,200
4.88%, 07/01/18Δ	100,000	97,750
Jefferies Group LLC
6.45%, 06/08/27	50,000	56,271
3.88%, 11/01/29 CONV	65,000	68,981
6.25%, 01/15/36	185,000	195,657
6.50%, 01/20/43	1,990,000	2,206,383
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	295,293
5.60%, 07/15/41	5,000,000	5,744,620
KB Home
1.38%, 02/01/19 CONV	30,000	29,025

See Notes to Schedules of Investments.	59

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	$280,000	$295,213
Kraft Foods Group, Inc.
6.88%, 01/26/39	2,268,000	2,908,175
6.50%, 02/09/40	1,000,000	1,242,699
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,727,893
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	298,884
Masco Corporation
7.75%, 08/01/29	275,000	316,467
6.50%, 08/15/32	55,000	55,275
Mead Corporation
7.55%, 03/01/47	515,000	631,944
MetLife, Inc.
5.88%, 02/06/41	2,675,000	3,156,286
4.72%, 12/15/44	586,000	591,498
6.40%, 12/15/66	310,000	347,200
Monsanto Co.
4.70%, 07/15/64	537,000	537,038
Morgan Stanley
4.75%, 11/16/18(A)	295,000	263,703
3.13%, 08/05/21(C)	235,000	207,573
4.10%, 05/22/23Δ	300,000	299,495
6.25%, 08/09/26	600,000	723,049
4.35%, 09/08/26	410,000	403,883
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	50,654
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	126,864
New Albertsons, Inc.
7.45%, 08/01/29	55,000	50,325
8.70%, 05/01/30	25,000	24,750
8.00%, 05/01/31	295,000	281,725
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,651,034
4.88%, 10/01/24	230,000	231,210
Owens Corning
7.00%, 12/01/36	2,360,000	2,869,014
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,431,471
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	5,025,836
5.63%, 05/12/41	987,000	1,129,828
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,002,500
Qwest Corporation
7.25%, 09/15/25	490,000	572,614
6.88%, 09/15/33Δ	2,250,000	2,256,610
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	24,805
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	285,000	302,100
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	350,000	341,687
Sempra Energy
6.00%, 10/15/39	991,000	1,235,512
SLM Corporation
5.00%, 06/15/18	335,000	333,325
5.63%, 08/01/33Δ	1,460,000	1,230,050
Sprint Capital Corporation
6.90%, 05/01/19	30,000	31,687
6.88%, 11/15/28	1,025,000	984,000
8.75%, 03/15/32Δ	20,000	21,925
Sprint Communications, Inc.
6.00%, 11/15/22Δ	25,000	24,344
Textron, Inc.
6.63%, 04/07/20(U)	160,000	297,972
Toro Co.
6.63%, 05/01/37@Δ	300,000	348,797
Tyson Foods, Inc.
5.15%, 08/15/44	895,000	929,694
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27	115,000	116,300
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,438,839
University of Southern California
5.25%, 10/01/11	2,779,000	3,414,646
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26	426,465	477,641
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	291,552	305,948
Valeant Pharmaceuticals International
6.38%, 10/15/20 144AΔ	310,000	319,688
Verizon Communications, Inc.
6.00%, 04/01/41	2,770,000	3,238,066
6.55%, 09/15/43	491,000	614,342
5.01%, 08/21/54 144A	491,000	495,463
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	154,851
Wal-Mart Stores, Inc.
4.30%, 04/22/44Δ	2,154,000	2,175,730
WellPoint, Inc.
6.38%, 06/15/37	1,208,000	1,492,486
Wells Fargo & Co.
5.61%, 01/15/44	4,912,000	5,556,710
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	744,462

Total Corporate Bonds (Cost $120,335,022)		138,110,432

FOREIGN BONDS — 21.2%
Australia — 2.9%
Barrick PD Australia Finance Propriety, Ltd.
5.95%, 10/15/39	2,870,000	2,896,398
BHP Billiton Finance (USA), Ltd.
5.00%, 09/30/43	1,439,000	1,584,898
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	699,907
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	52,747
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40Δ	2,946,000	3,161,739

		8,395,689

60	See Notes to Schedules of Investments.

	Par	Value
Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	$2,525,000	$1,026,402

Canada — 4.9%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	745,000	742,206
Canada Generic Residual STRIP
2.30%, 06/01/25(C)Ω†	3,685,000	2,584,419
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144AΔ	3,591,000	3,853,276
Ontario Generic Residual STRIP
3.57%, 03/08/29(C)Ω†	4,600,000	2,468,708
Saskatchewan Residual STRIP
2.76%, 02/04/22(C)Ω†	3,000,000	2,145,209
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	503,623
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,541,000	1,856,927

		14,154,368

Cayman Islands — 0.6%
XLIT, Ltd.
6.25%, 05/15/27Δ	1,530,000	1,820,943

Ireland — 0.1%
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)Δ	200,000	274,399

Italy — 0.6%
Telecom Italia Capital SA
6.38%, 11/15/33Δ	755,000	755,000
6.00%, 09/30/34Δ	1,010,000	993,587

		1,748,587

Luxembourg — 0.4%
ArcelorMittal
7.50%, 10/15/39	215,000	222,525
7.25%, 03/01/41Δ	975,000	982,313

		1,204,838

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	296,901

Mexico — 0.9%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	188,341
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,799,396
10.00%, 12/05/24(M)	2,500,000	240,816
7.50%, 06/03/27(M)	3,500,000	285,598
8.50%, 05/31/29(M)	500,000	43,973
7.75%, 05/29/31(M)	1,000,000	82,380

		2,640,504

Netherlands — 4.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,151,788
5.75%, 12/01/43	2,750,000	3,134,334
EDP Finance BV
4.90%, 10/01/19 144A	500,000	517,575
Enel Finance International NV
6.80%, 09/15/37 144A	100,000	122,849
6.00%, 10/07/39 144A	2,210,000	2,525,471
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,366,976

		11,818,993

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	768,625

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	85,962
4.25%, 05/19/17(K)	7,670,000	1,277,460

		1,363,422

Spain — 0.8%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	82,538
7.05%, 06/20/36Δ	1,720,000	2,185,470

		2,268,008

Supranational — 0.9%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,553,366

United Kingdom — 3.9%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	714,285
Ensco PLC
5.75%, 10/01/44	2,434,000	2,476,334
HBOS PLC
6.00%, 11/01/33 144A	925,000	1,032,940
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	2,013,000	1,875,762
Standard Chartered PLC
5.70%, 03/26/44 144AΔ	4,985,000	5,285,192

		11,384,513

Total Foreign Bonds (Cost $55,264,259)		61,719,558

MORTGAGE-BACKED SECURITY — 0.4%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,032,446)	1,143,031	1,153,048

MUNICIPAL BONDS — 7.7%
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	3,690,000	4,923,899
Cook County Community College District No. 508, General Obligation
5.25%, 12/01/43	325,000	355,888
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
0.00%, 06/15/45Ω†	9,800,000	2,069,564

See Notes to Schedules of Investments.	61

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.00%, 06/15/46Ω†	$1,240,000	$247,393
0.00%, 06/15/47Ω†	400,000	75,608
Miami-Dade County Water & Sewer System, Revenue Bond, Series A
5.00%, 10/01/42	2,030,000	2,227,377
New York City Transitional Finance Authority, Revenue Bond, Sub-Series A-1
5.00%, 11/01/38	1,140,000	1,291,882
Ohio State Turnpike Commission, Revenue Bond, Series A-2
0.00%, 02/15/36Ω†	925,000	354,460
0.00%, 02/15/37Ω†	1,635,000	591,216
0.00%, 02/15/38Ω†	1,995,000	686,180
0.00%, 02/15/40Ω†	1,670,000	519,070
0.00%, 02/15/41Ω†	1,585,000	468,066
0.00%, 02/15/42Ω†	1,200,000	336,540
0.00%, 02/15/43Ω†	830,000	221,593
San Bernardino Community College District, General Obligation, Series B
0.00%, 08/01/48Ω†	2,845,000	537,022
Southwestern Community College District, General Obligation, Series C
0.00%, 08/01/46Ω†	3,975,000	810,224
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	617,252
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	419,101
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	4,719,892
Westside Union School District, General Obligation, Series B
0.00%, 08/01/40Ω†	1,600,000	460,576
0.00%, 08/01/45Ω†	2,170,000	473,451

Total Municipal Bonds (Cost $18,848,643)		22,406,254

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Bonds
4.50%, 02/15/36Δ	24,636,000	30,417,774
2.75%, 11/15/42Δ	1,200,000	1,098,187
2.88%, 05/15/43	1,345,000	1,260,307
3.75%, 11/15/43Δ	4,844,300	5,355,223
3.63%, 02/15/44	3,944,000	4,263,219

		42,394,710

U.S. Treasury Note
0.25%, 02/29/16Δ	2,460,000	2,458,222

U.S. Treasury STRIP
0.00%, 08/15/42Ω†	2,543,600	1,012,467

Total U.S. Treasury Obligations (Cost $45,061,089)		45,865,399

	Shares
PREFERRED STOCKS — 0.2%
Ally Financial, Inc.,
7.00%, 12/31/49 144A	82	82,077
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONV	620	60,760
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144AΔ	80	88,750
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	5,350	305,485

Total Preferred Stocks (Cost $367,852)		537,072

MONEY MARKET FUNDS — 24.2%
GuideStone Money Market Fund (Investor Class)¥	15,406,426	15,406,426
Northern Institutional Liquid Assets Portfolio§	55,161,546	55,161,546

Total Money Market Funds (Cost $70,567,972)		70,567,972

TOTAL INVESTMENTS — 118.0% (Cost $314,556,273)		343,272,565
Liabilities in Excess of Other Assets — (18.0)%		(52,434,678)

NET ASSETS — 100.0%		$290,837,887

62	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$2,912,830	$—	$2,912,830	$—
Corporate Bonds	138,110,432	—	135,955,577	2,154,855
Foreign Bonds	61,719,558	—	61,719,558	—
Money Market Funds	70,567,972	70,567,972	—	—
Mortgage-Backed Security	1,153,048	—	1,153,048	—
Municipal Bonds	22,406,254	—	22,406,254	—
Preferred Stocks	537,072	454,995	—	82,077
U.S. Treasury Obligations	45,865,399	—	45,865,399	—

Total Assets — Investments in Securities	$343,272,565	$71,022,967	$270,012,666	$2,236,932

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2014.

See Notes to Schedules of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
CORPORATE BONDS — 35.3%
24 Hour Holdings III LLC
8.00%, 06/01/22 144AΔ	$50,000	$46,500
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	106,000	122,430
5.13%, 07/01/22Δ	110,000	107,800
Access Midstream Partners LP
6.13%, 07/15/22	150,000	160,500
4.88%, 05/15/23	360,000	371,250
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	70,000	72,975
6.13%, 09/15/23 144A	60,000	63,900
AECOM Technology Corporation
5.75%, 10/15/22 144A	55,000	55,344
5.88%, 10/15/24 144A	245,000	247,756
AES Corporation
8.00%, 06/01/20	350,000	403,375
7.38%, 07/01/21	170,000	191,250
4.88%, 05/15/23	1,710,000	1,633,050
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	275,000	260,562
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,344
5.90%, 02/01/27	825,000	866,052
6.75%, 01/15/28	1,380,000	1,569,376
5.95%, 02/01/37Δ	65,000	65,080
Ally Financial, Inc.
6.75%, 12/01/14	399,000	401,992
5.50%, 02/15/17	70,000	72,975
8.00%, 12/31/18	104,000	118,300
3.50%, 01/27/19	1,000,000	975,000
8.00%, 03/15/20	200,000	233,500
7.50%, 09/15/20	415,000	479,325
5.13%, 09/30/24	920,000	903,900
8.00%, 11/01/31	345,000	431,250
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,806,750
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	150,000	158,625
American International Group, Inc.
5.45%, 05/18/17	25,000	27,567
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	10,913
6.38%, 09/15/17	80,000	90,743
Antero Resources Corporation
5.13%, 12/01/22 144A	160,000	155,800
Appvion, Inc.
9.00%, 06/01/20 144A	210,000	176,662
Arch Coal, Inc.
9.88%, 06/15/19Δ	400,000	234,000
Ashtead Capital, Inc.
5.63%, 10/01/24 144AΔ	330,000	332,475
AT&T, Inc.
3.88%, 08/15/21	60,000	62,985
Atlas Pipeline Partners LP
4.75%, 11/15/21	110,000	102,988
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	565,000	550,875
Atwood Oceanics, Inc.
6.50%, 02/01/20Δ	180,000	185,400
Ball Corporation
5.75%, 05/15/21Δ	380,000	395,675
Bank of America Corporation
5.49%, 03/15/19	100,000	110,616
4.00%, 04/01/24Δ	100,000	101,161
6.11%, 01/29/37	1,300,000	1,492,812
5.20%, 12/29/49†Δ	550,000	519,750
Barrick North America Finance LLC
5.75%, 05/01/43Δ	1,000,000	993,124
Beazer Homes USA, Inc.
7.25%, 02/01/23	50,000	50,000
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,575,925
California Resources Corporation
6.00%, 11/15/24 144A	140,000	144,200
Calpine Corporation
7.88%, 01/15/23 144A	348,000	381,060
Calumet Specialty Products Partners LP
6.50%, 04/15/21 144A	230,000	219,650
CBS Outdoor Americas Capital LLC
5.25%, 02/15/22 144A	110,000	110,138
5.63%, 02/15/24 144AΔ	40,000	40,200
5.88%, 03/15/25 144A	170,000	170,850
CCO Holdings LLC
7.00%, 01/15/19	230,000	239,488
6.50%, 04/30/21	100,000	104,625
Cemex Finance LLC
9.38%, 10/12/22	550,000	622,875
Centene Corporation
4.75%, 05/15/22	100,000	100,375
Century Intermediate Holding Co. 2 Cash coupon
9.75%, 02/15/19 144A	130,000	137,475
CenturyLink, Inc.
7.60%, 09/15/39	755,000	749,338
Chesapeake Energy Corporation
6.63%, 08/15/20	5,000	5,540
6.88%, 11/15/20Δ	75,000	84,000
6.13%, 02/15/21Δ	140,000	152,950
2.75%, 11/15/35 CONV	110,000	111,925
2.50%, 05/15/37 CONV	290,000	293,806
2.25%, 12/15/38 CONV	925,000	887,422
Chrysler Group LLC
8.25%, 06/15/21Δ	200,000	219,000
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,075,000	2,045,172
3.75%, 10/15/18 CONV 144A	415,000	485,550
Cimarex Energy Co.
4.38%, 06/01/24	90,000	90,900
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28Δ	155,000	149,188
CIT Group, Inc.
5.00%, 08/15/22	500,000	503,125
5.00%, 08/01/23Δ	670,000	666,650
Citigroup, Inc.
3.50%, 05/15/23	1,305,000	1,252,472
5.35%, 04/29/49†	360,000	338,135

64	See Notes to Schedules of Investments.

	Par	Value
6.30%, 12/29/49†	$370,000	$366,941
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	119,625
Cliffs Natural Resources, Inc.
4.20%, 01/15/18Δ	180,000	155,700
6.25%, 10/01/40Δ	1,920,000	1,363,200
Cloud Peak Energy Resources LLC
6.38%, 03/15/24Δ	60,000	58,200
Cogent Communications Group, Inc.
8.38%, 02/15/18 144A	410,000	432,550
Colorado Interstate Gas Co. LLC
5.95%, 03/15/15	20,000	20,472
6.80%, 11/15/15Δ	125,000	133,124
Comcast Corporation
5.15%, 03/01/20	170,000	192,914
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	40,000	38,000
Concho Resources, Inc.
5.50%, 10/01/22	520,000	538,200
ConocoPhillips
6.50%, 02/01/39	20,000	26,272
CONSOL Energy, Inc.
8.25%, 04/01/20	621,000	651,274
5.88%, 04/15/22 144A	70,000	69,212
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	459,298	509,821
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	932,950	1,026,245
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	301,921
Crestview DS Merger Sub II, Inc.
10.00%, 09/01/21 144A	265,000	292,162
CSC Holdings LLC
6.75%, 11/15/21	210,000	224,480
CST Brands, Inc.
5.00%, 05/01/23	170,000	166,600
CTR Partnership LP
5.88%, 06/01/21 144A	200,000	201,000
Cummins, Inc.
5.65%, 03/01/98	860,000	977,747
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,359,338
DaVita HealthCare Partners, Inc.
5.13%, 07/15/24	90,000	88,594
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	63,899	74,602
Dillard’s, Inc.
7.75%, 07/15/26	890,000	979,000
DISH DBS Corporation
5.88%, 07/15/22	600,000	613,500
DJO Finance LLC
8.75%, 03/15/18Δ	400,000	424,000
DPL, Inc.
6.75%, 10/01/19 144A	390,000	398,775
Dynegy Holdings Escrow
0.00%, 06/01/19+Ω†#	893,000	—
Eagle Spinco, Inc.
4.63%, 02/15/21	520,000	501,150
El Paso LLC
7.75%, 01/15/32	80,000	98,600
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	116,334
8.38%, 06/15/32	75,000	99,521
Embarq Corporation
8.00%, 06/01/36	995,000	1,077,983
Energy Future Holdings DIP Term
4.78%, 06/19/16Ω	847,944	843,179
Enterprise Products Operating LLC
8.38%, 08/01/66†	60,000	66,028
ERAC USA Finance LLC
7.00%, 10/15/37 144AΔ	1,065,000	1,411,175
Erickson, Inc.
8.25%, 05/01/20Δ	250,000	238,750
ExamWorks Group, Inc.
9.00%, 07/15/19	60,000	64,500
EXCO Resources, Inc.
8.50%, 04/15/22	150,000	142,875
Exterran Partners
6.00%, 10/01/22 144A	90,000	87,975
First Cash Financial Services, Inc.
6.75%, 04/01/21	40,000	41,800
First Data Corporation
12.63%, 01/15/21	320,000	384,000
First Quality Finance Co., Inc.
4.63%, 05/15/21 144A	30,000	28,125
First Wind Capital LLC
10.25%, 06/01/18 144A	150,000	159,375
FirstEnergy Corporation
7.38%, 11/15/31	185,000	219,268
Florida East Coast Holdings Corporation
6.75%, 05/01/19 144A	140,000	143,150
9.75%, 05/01/20 144AΔ	120,000	122,400
Ford Motor Co.
4.25%, 11/15/16 CONV	830,000	1,426,562
6.63%, 10/01/28	850,000	1,047,798
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144A	750,000	795,000
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	40,374
Frontier Communications Corporation
7.88%, 01/15/27Δ	405,000	409,050
FTS International, Inc.
6.25%, 05/01/22 144A	200,000	197,500
GameStop Corporation
5.50%, 10/01/19 144AΔ	295,000	292,788
Gannett Co., Inc.
4.88%, 09/15/21 144AΔ	70,000	67,900
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	805,939
4.88%, 03/04/15	370,000	377,297
6.50%, 09/28/15(Z)	255,000	203,659
6.75%, 09/26/16(Z)	150,000	122,291
3.15%, 09/07/22	330,000	329,242
6.75%, 03/15/32	30,000	39,664

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
General Motors Financial Co., Inc.
2.75%, 05/15/16	$10,000	$10,094
4.38%, 09/25/21	420,000	429,975
GenOn REMA LLC
9.68%, 07/02/26	300,000	321,000
Geo Group, Inc.
5.88%, 10/15/24	100,000	100,750
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	907,800
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	133,231
4.75%, 10/12/21(E)	150,000	220,645
6.75%, 10/01/37	355,000	424,595
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	731,400
Griffon Corporation
5.25%, 03/01/22	950,000	908,438
Group 1 Automotive, Inc.
5.00%, 06/01/22 144A	80,000	77,800
GTP Acquisition Partners I LLC
7.63%, 06/15/41 144A	150,000	158,516
Guitar Center, Inc.
9.63%, 04/15/20 144AΔ	200,000	154,000
Gulfmark Offshore, Inc.
6.38%, 03/15/22	220,000	213,400
Gulfport Energy Corporation
7.75%, 11/01/20 144A	30,000	31,425
Halcon Resources Corporation
9.75%, 07/15/20	70,000	71,575
8.88%, 05/15/21	270,000	267,300
9.25%, 02/15/22Δ	1,440,000	1,434,600
Hardwoods Acquisition, Inc.
7.50%, 08/01/21 144A	90,000	89,100
HCA, Inc.
7.19%, 11/15/15Δ	205,000	215,250
7.50%, 12/15/23	770,000	845,075
8.36%, 04/15/24	90,000	103,950
7.69%, 06/15/25	815,000	900,575
7.58%, 09/15/25	715,000	786,500
7.05%, 12/01/27	20,000	20,300
7.50%, 11/06/33	205,000	217,300
7.75%, 07/15/36	120,000	131,400
Hercules Offshore, Inc.
10.25%, 04/01/19 144AΔ	250,000	239,375
8.75%, 07/15/21 144AΔ	765,000	669,375
7.50%, 10/01/21 144AΔ	1,865,000	1,510,650
6.75%, 04/01/22 144AΔ	40,000	31,350
Hercules, Inc.
6.50%, 06/30/29	250,000	223,750
Hexion US Finance Corporation
6.63%, 04/15/20	160,000	161,600
9.00%, 11/15/20	185,000	177,138
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	106,500
Hilton Worldwide Finance LLC
5.63%, 10/15/21 144A	180,000	185,738
HJ Heinz Co.
4.25%, 10/15/20Δ	70,000	69,738
Howard Hughes Corporation
6.88%, 10/01/21 144A	140,000	145,250
IASIS Healthcare LLC
8.38%, 05/15/19	520,000	546,000
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω†#	185,000	—
Intel Corporation
2.95%, 12/15/35 CONVΔ	580,000	739,500
3.25%, 08/01/39 CONV	460,000	772,227
Interactive Data Corporation
5.88%, 04/15/19 144AΔ	50,000	50,062
International Lease Finance Corporation
3.88%, 04/15/18	10,000	9,944
6.25%, 05/15/19	75,000	80,550
4.63%, 04/15/21Δ	300,000	298,312
5.88%, 08/15/22	230,000	240,925
iStar Financial, Inc.
6.05%, 04/15/15	20,000	20,450
3.88%, 07/01/16Δ	30,000	30,150
3.00%, 11/15/16 CONV	15,000	18,956
7.13%, 02/15/18	150,000	156,000
4.88%, 07/01/18	95,000	92,862
JC Penney Corporation, Inc.
6.38%, 10/15/36	480,000	375,600
7.63%, 03/01/97Δ	815,000	674,412
Jefferies Finance LLC
6.88%, 04/15/22 144A	200,000	198,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	60,001
6.88%, 04/15/21	270,000	315,980
5.13%, 01/20/23	305,000	324,733
6.45%, 06/08/27	35,000	39,390
3.88%, 11/01/29 CONV	55,000	58,369
6.25%, 01/15/36	135,000	142,776
6.50%, 01/20/43	1,510,000	1,674,190
Jones Group, Inc.
6.13%, 11/15/34	130,000	91,975
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	276,118
3.38%, 05/01/23Δ	400,000	383,598
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	467,068
Jurassic Holdings III, Inc.
6.88%, 02/15/21 144A	60,000	60,150
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	688,669
KB Home
1.38%, 02/01/19 CONVΔ	200,000	193,500
Key Energy Services, Inc.
6.75%, 03/01/21	170,000	164,475
Kinder Morgan Energy Partners LP
6.50%, 02/01/37Δ	75,000	85,312
6.95%, 01/15/38	90,000	105,309
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	120,000	128,100
Lantheus Medical Imaging, Inc.
9.75%, 05/15/17Δ	380,000	378,575
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,436,750
4.75%, 11/15/22	215,000	209,088
Level 3 Financing, Inc.
9.38%, 04/01/19	20,000	21,475
7.00%, 06/01/20	930,000	984,638
8.63%, 07/15/20	220,000	239,250
Linn Energy LLC
6.50%, 05/15/19	190,000	187,150

66	See Notes to Schedules of Investments.

	Par	Value
Magnum Hunter Resources Corporation
9.75%, 05/15/20	$120,000	$127,500
MarkWest Energy Partners LP
6.25%, 06/15/22	288,000	304,560
5.50%, 02/15/23	240,000	246,600
Masco Corporation
5.85%, 03/15/17Δ	90,000	98,127
7.75%, 08/01/29	250,000	287,697
6.50%, 08/15/32	175,000	175,875
MBIA Insurance Corporation
11.49%, 01/15/33 144A	435,000	312,112
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	319,088
MedImpact Holdings, Inc.
10.50%, 02/01/18 144A	290,000	311,714
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	807,656
Michael Baker International LLC
8.25%, 10/15/18 144A	100,000	101,500
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	183,021
Morgan Stanley
4.75%, 11/16/18(A)	275,000	245,825
5.75%, 01/25/21	205,000	233,233
3.13%, 08/05/21(C)	535,000	472,560
3.75%, 02/25/23	125,000	125,061
4.10%, 05/22/23	370,000	369,377
6.25%, 08/09/26	400,000	482,033
4.35%, 09/08/26Δ	940,000	925,975
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	115,624
Murphy Oil USA, Inc.
6.00%, 08/15/23	160,000	167,600
Murray Energy Corporation
9.50%, 12/05/20 144AΔ	230,000	254,150
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,522,364
Natural Resource Partners LP / NRP Finance Corp
9.13%, 10/01/18	70,000	72,275
Neiman Marcus Group LTD LLC
Cash coupon 8.75% or PIK
9.50%, 10/15/21 144AΔ	130,000	137,475
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	60,000	63,000
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,026,625
Newmont Mining Corporation
4.88%, 03/15/42	575,000	486,464
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,881,000
4.88%, 10/01/24	520,000	522,737
Owens Corning
7.00%, 12/01/36	1,800,000	2,188,231
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144AΔ	840,000	849,450
Pactiv LLC
8.38%, 04/15/27Δ	200,000	214,000
Parker Drilling Co.
6.75%, 07/15/22 144A	80,000	80,800
Parsley Energy LLC
7.50%, 02/15/22 144A	100,000	103,625
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	951,747
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	970,954
Plains Exploration & Production Co.
8.63%, 10/15/19Δ	55,000	57,688
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,695,000
6.38%, 05/15/33	470,000	471,175
6.00%, 02/15/35	180,000	171,900
QEP Resources, Inc.
6.88%, 03/01/21	290,000	316,100
5.25%, 05/01/23	1,900,000	1,852,500
Quicksilver Resources, Inc.
11.00%, 07/01/21Δ	90,000	59,850
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	248,625
Qwest Corporation
7.25%, 09/15/25	615,000	718,688
6.88%, 09/15/33	2,500,000	2,507,345
7.25%, 10/15/35Δ	110,000	113,914
Rain CII Carbon LLC
8.50%, 01/15/21(E)	100,000	131,989
Regal Entertainment Group
5.75%, 03/15/22	90,000	90,675
Regency Energy Partners LP
5.88%, 03/01/22	340,000	355,300
5.00%, 10/01/22Δ	80,000	78,900
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	565,687
Resolute Forest Products, Inc.
5.88%, 05/15/23Δ	240,000	223,050
Reynolds Group Issuer, Inc.
9.00%, 04/15/19	330,000	345,262
5.75%, 10/15/20	60,000	61,350
Rice Energy, Inc.
6.25%, 05/01/22 144AΔ	160,000	156,800
Rock-Tenn Co.
4.00%, 03/01/23	430,000	437,265
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	52,992
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	495,000	524,700
6.00%, 04/01/24Δ	150,000	148,125
Ryerson, Inc.
9.00%, 10/15/17	440,000	465,300
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	100,000	103,250
Samson Investment Co.
9.75%, 02/15/20	330,000	301,125
Sanchez Energy Corporation
7.75%, 06/15/21	160,000	172,000
6.13%, 01/15/23 144A	310,000	307,768
SandRidge Energy, Inc.
7.50%, 02/15/23	250,000	244,062
Service Corporation International
7.50%, 04/01/27	75,000	83,438

See Notes to Schedules of Investments.	67

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
ServiceMaster Co.
7.00%, 08/15/20	$460,000	$480,700
7.45%, 08/15/27	900,000	913,500
Shea Homes LP
8.63%, 05/15/19	610,000	646,600
Sidewinder Drilling, Inc.
9.75%, 11/15/19 144A	820,000	828,200
SLM Corporation
5.00%, 06/15/18	700,000	696,500
8.45%, 06/15/18	472,000	532,180
5.50%, 01/15/19Δ	75,000	76,688
4.88%, 06/17/19	220,000	220,550
8.00%, 03/25/20	10,000	11,238
5.50%, 01/25/23Δ	1,720,000	1,657,650
6.13%, 03/25/24Δ	1,480,000	1,446,700
Southern Copper Corporation
5.25%, 11/08/42Δ	550,000	522,423
Spencer Spirit Holdings, Inc. Cash coupon 9.00% or PIK
9.75%, 05/01/18 144A	206,000	208,575
Springleaf Finance Corporation
5.75%, 09/15/16	700,000	728,000
6.50%, 09/15/17	400,000	423,000
7.75%, 10/01/21	145,000	163,125
8.25%, 10/01/23Δ	55,000	61,875
Sprint Capital Corporation
6.88%, 11/15/28	2,915,000	2,798,400
8.75%, 03/15/32	745,000	816,706
Sprint Corporation
7.88%, 09/15/23 144AΔ	10,000	10,625
Steel Dynamics, Inc.
7.63%, 03/15/20Δ	100,000	105,500
6.38%, 08/15/22Δ	400,000	424,500
SunCoke Energy Partners LP
7.38%, 02/01/20 144A	40,000	42,200
Targa Resources Partners LP
4.25%, 11/15/23	110,000	106,150
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	130,000	127,400
Teleflex, Inc.
5.25%, 06/15/24 144A	70,000	68,775
Tenet Healthcare Corporation
6.88%, 11/15/31	85,000	82,450
Textron, Inc.
6.63%, 04/07/20(U)	130,000	242,102
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	239,399
8.25%, 04/01/19	40,000	49,867
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	104,214
TMX Finance LLC
8.50%, 09/15/18 144A	50,000	50,000
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	215,000	149,962
TransDigm, Inc.
7.50%, 07/15/21Δ	970,000	1,040,325
6.00%, 07/15/22 144A	170,000	168,088
6.50%, 07/15/24 144A	199,000	198,502
Triumph Group, Inc.
5.25%, 06/01/22	50,000	49,500
tw telecom holdings, Inc.
5.38%, 10/01/22	380,000	409,925
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24	206,690	223,225
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	38,564	42,710
United Air Lines 2014-1 Class A Pass Through Trust
4.00%, 10/11/27	250,000	252,825
United Air Lines 2014-2 Class B Pass Through Trust
4.63%, 03/03/24	90,000	89,550
United Rentals North America, Inc.
8.38%, 09/15/20	270,000	291,600
United States Steel Corporation
6.65%, 06/01/37	480,000	458,400
Universal Hospital Services, Inc.
7.63%, 08/15/20	140,000	132,300
Univision Communications, Inc.
7.88%, 11/01/20 144A	267,000	287,359
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26	310,578	347,848
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21	542,076	607,125
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	359,512	375,690
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	258,095	270,839
Valeant Pharmaceuticals International
6.38%, 10/15/20 144A	230,000	237,187
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	81,828
6.55%, 09/15/43	342,000	427,912
5.01%, 08/21/54 144A	341,000	344,100
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	38,137
Walter Energy, Inc.
9.50%, 10/15/19 144AΔ	90,000	82,350
Watco Cos., LLC
6.38%, 04/01/23 144A	100,000	101,000
WellPoint, Inc.
6.38%, 06/15/37	221,000	273,046
Wells Fargo & Co.
4.48%, 01/16/24	124,000	131,009
West Corporation
5.38%, 07/15/22 144A	200,000	184,500
Westvaco Corporation
8.20%, 01/15/30	145,000	190,660
7.95%, 02/15/31	45,000	58,059
WEX, Inc.
4.75%, 02/01/23 144A	440,000	420,200
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	539,815
6.95%, 10/01/27	55,000	68,072
7.38%, 03/15/32	370,000	491,767
6.88%, 12/15/33	490,000	628,942

68	See Notes to Schedules of Investments.

	Par	Value
Weyerhaeuser Real Estate Co.
4.38%, 06/15/19 144A	$65,000	$63,538
Williams Cos., Inc.
7.50%, 01/15/31	60,000	69,749
Windstream Corporation
7.75%, 10/01/21	220,000	235,400
WLH PNW Finance Corporation
7.00%, 08/15/22 144A	90,000	91,575
XPO Logistics, Inc.
7.88%, 09/01/19 144A	90,000	93,375
Zayo Group LLC
8.13%, 01/01/20	310,000	333,638
Zebra Technologies Corporation
7.25%, 10/15/22 144A	130,000	130,000

Total Corporate Bonds (Cost $127,417,755)		137,948,391

FOREIGN BONDS — 38.1%
Argentina — 0.1%
Pan American Energy LLC
7.88%, 05/07/21Δ	156,000	164,580
7.88%, 05/07/21 144A	61,000	64,355

		228,935

Australia — 0.9%
Barminco Finance Proprietary, Ltd.
9.00%, 06/01/18 144A	60,000	52,200
FMG Resources August 2006 Proprietary, Ltd.
6.88%, 04/01/22 144AΔ	380,000	388,075
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,511,996
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	230,734
St. Barbara, Ltd.
8.88%, 04/15/18 144A	200,000	169,000

		3,352,005

Bermuda — 0.6%
Digicel Group, Ltd.
8.25%, 09/30/20	550,000	569,305
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	214,260
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,386,404

		2,169,969

Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/17(B)	7,053,000	2,834,947
BRF SA
4.75%, 05/22/24 144A	422,000	416,725
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21Δ	200,000	203,250
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	2,134,103
Oi SA
5.75%, 02/10/22 144AΔ	933,000	881,778
Samarco Mineracao SA
4.13%, 11/01/22 144A	775,000	723,617
Telemar Norte Leste SA
5.50%, 10/23/20Δ	200,000	196,260
Vale SA
5.63%, 09/11/42Δ	395,000	388,451

		7,779,131

Canada — 5.8%
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,445,422
Atlantic Power Corporation
9.00%, 11/15/18	50,000	50,750
Baytex Energy Corporation
5.63%, 06/01/24 144A	40,000	38,550
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,645,000	1,638,831
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,256,661
1.50%, 08/01/15(C)	750,000	672,392
1.25%, 02/01/16(C)	3,545,000	3,173,740
Kodiak Oil & Gas Corporation
8.13%, 12/01/19	90,000	96,975
5.50%, 02/01/22	410,000	414,100
Methanex Corporation
5.25%, 03/01/22	75,000	82,560
New Red Finance, Inc.
6.00%, 04/01/22 144A	290,000	289,637
Novelis, Inc.
8.75%, 12/15/20	30,000	32,212
Ontario Generic Residual STRIP
2.96%, 07/13/22(C)Ω†	2,600,000	1,856,785
3.57%, 03/08/29(C)Ω†	2,400,000	1,288,022
Pacific Rubiales Energy Corporation
5.38%, 01/26/19 144A	540,000	549,450
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	648,458
Province of Ontario
2.10%, 09/08/18(C)	3,500,000	3,156,297
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,126,706
Stone Container Finance Company of Canada II Escrow
0.00%, 07/15/14+Ω†	330,000	6,600
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	59,175
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19Δ	120,000	132,300
Ultra Petroleum Corporation
5.75%, 12/15/18 144A	340,000	343,400
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	390,000	418,762

		22,777,785

Cayman Islands — 1.3%
Braskem Finance, Ltd.
5.75%, 04/15/21	900,000	925,200
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144A	1,070,000	1,008,475

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/22 144A	$476,850	$495,924
Petrobras International Finance Co.
6.88%, 01/20/40	390,000	406,708
6.75%, 01/27/41Δ	270,000	278,640
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	670,440
XLIT, Ltd.
6.38%, 11/15/24Δ	585,000	697,872
6.25%, 05/15/27	640,000	761,702

		5,244,961

Chile — 0.3%
AES Gener SA
5.25%, 08/15/21 144AΔ	420,000	444,680
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	420,000	431,714
ENTEL Chile SA
4.88%, 10/30/24 144A	220,000	226,030

		1,102,424

Colombia — 0.6%
Colombia Government International Bond
5.63%, 02/26/44	1,457,000	1,602,700
Colombian TES
10.00%, 07/24/24(X)	23,100,000	13,945
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	268,250
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	274,950

		2,159,845

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144AΔ	500,000	517,500

France — 0.7%
AXA SA
6.21%, 10/29/49(E)†	210,000	289,429
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	387,125
5.63%, 12/29/49 144A†	1,360,000	1,415,964
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	178,628
Numericable Group SA
5.63%, 05/15/24 144A(E)	160,000	209,197
Rexel SA
5.25%, 06/15/20 144A	210,000	211,969

		2,692,312

Germany — 4.1%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,706
3.75%, 01/04/19(E)	4,570,000	6,683,555
3.25%, 01/04/20(E)	4,240,000	6,220,573
3.25%, 07/04/21(E)	1,300,000	1,955,286
KP Germany Erste GmbH
11.63%, 07/15/17(E)	180,000	251,724
KraussMaffei Group GmbH
8.75%, 12/15/20(E)	160,000	221,793
8.75%, 12/15/20 144A(E)	100,000	138,620
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	400,000	422,000
Unitymedia KabelBW GmbH
9.50%, 03/15/21(E)	180,000	257,474

		16,153,731

Hungary — 0.7%
Hungary Government International Bond
5.75%, 11/22/23	2,654,000	2,889,542

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	2

Indonesia — 0.7%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	442,000
6.63%, 02/17/37	225,000	255,937
5.25%, 01/17/42 144AΔ	770,000	749,788
Pertamina Persero PT
5.25%, 05/23/21 144A	400,000	416,500
4.88%, 05/03/22	900,000	903,150

		2,767,375

Ireland — 0.6%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144A	200,000	216,500
7.00%, 11/15/20 144A	35,294	35,823
EDC Finance, Ltd.
4.88%, 04/17/20 144A	500,000	452,500
eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)Δ	200,000	274,399
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	379,350
Ono Finance II PLC
11.13%, 07/15/19(E)	110,000	150,749
Rosneft Oil Co via Rosneft International Finance, Ltd.
4.20%, 03/06/22	870,000	748,200

		2,257,521

Italy — 1.8%
Astaldi SpA
7.13%, 12/01/20(E)	100,000	132,937
7.13%, 12/01/20 144A(E)	210,000	279,167
Italy Buoni Poliennali Del Tesoro
4.50%, 03/01/24(E)	3,660,000	5,504,862
Telecom Italia Capital SA
6.38%, 11/15/33	995,000	995,000
6.00%, 09/30/34	250,000	245,938

		7,157,904

Jersey — 0.0%
AA Bond Co., Ltd.
9.50%, 07/31/43 144A(U)	100,000	178,731

Luxembourg — 2.5%
Altice Finco SA
9.00%, 06/15/23 144A(E)	100,000	143,407

70	See Notes to Schedules of Investments.

	Par	Value
ArcelorMittal
6.13%, 06/01/18	$740,000	$786,250
6.00%, 03/01/21Δ	30,000	31,650
7.50%, 10/15/39Δ	510,000	527,850
7.25%, 03/01/41Δ	690,000	695,175
Ardagh Finance Holdings SA Cash coupon
8.63%, 06/15/19 PIK 144AΔ	240,000	242,400
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)Δ	100,000	136,410
CSN Resources SA
6.50%, 07/21/20	400,000	410,800
6.50%, 07/21/20 144AΔ	150,000	154,050
DH Services Luxembourg S.a.r.l.
7.75%, 12/15/20 144A	90,000	94,950
Evraz Group SA
9.50%, 04/24/18	270,000	282,825
6.75%, 04/27/18 144A	440,000	424,090
6.50%, 04/22/20 144A	480,000	443,434
gategroup Finance Luxembourg SA
6.75%, 03/01/19(E)Δ	370,000	480,884
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	73,557
INEOS Group Holdings SA
6.13%, 08/15/18 144AΔ	600,000	600,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20	170,000	180,200
7.50%, 04/01/21	30,000	32,137
5.50%, 08/01/23Δ	2,490,000	2,387,287
Klabin Finance SA
5.25%, 07/16/24 144A	310,000	303,893
Pacific Drilling SA
5.38%, 06/01/20 144A	100,000	92,000
Play Finance 1 SA
6.50%, 08/01/19 144A(E)	120,000	158,766
Puma International Financing SA
6.75%, 02/01/21 144A	420,000	432,705
Spie BondCo 3 SCA
11.00%, 08/15/19(E)	200,000	286,714
TMK OAO Via TMK Capital SA
6.75%, 04/03/20	200,000	181,000
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	275,000	290,125

		9,873,309

Marshall Islands — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	87,300

Mexico — 3.6%
Alpek SA de CV
4.50%, 11/20/22 144A	200,000	200,000
Axtel SAB de CV
8.00%, 01/31/20 STEP 144A	124,000	124,000
8.00%, 01/31/20 STEP CONV 144A(M)	141,300	18,937
Cemex SAB de CV
6.50%, 12/10/19 144A	1,100,000	1,138,500
Empresas ICA SAB de CV
8.88%, 05/29/24 144A	339,000	349,170
Mexican Bonos
8.00%, 06/11/20(M)	5,137,700	431,733
6.50%, 06/09/22(M)	45,803,100	3,539,169
8.00%, 12/07/23(M)	41,500,000	3,505,866
10.00%, 12/05/24(M)	10,500,000	1,011,429
7.50%, 06/03/27(M)	7,500,000	611,996
8.50%, 05/31/29(M)	2,000,000	175,890
7.75%, 05/29/31(M)	3,000,000	247,139
Petroleos Mexicanos
5.50%, 01/21/21	750,000	829,125
6.63%, 06/15/35	516,000	601,398
6.50%, 06/02/41	135,000	156,830
5.50%, 06/27/44	600,000	615,120
6.38%, 01/23/45 144A	303,000	343,390

		13,899,692

Morocco And Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A	550,000	573,485

Netherlands — 1.7%
Bharti Airtel International Netherlands BV
5.35%, 05/20/24 144A	280,000	299,765
CIMPOR Financial Operations BV
5.75%, 07/17/24 144A	360,000	349,200
EDP Finance BV
6.00%, 02/02/18 144A	600,000	647,082
4.90%, 10/01/19 144A	1,600,000	1,656,240
JLL/Delta Dutch Newco BV
7.50%, 02/01/22 144A	90,000	91,226
Lukoil International Finance BV
6.36%, 06/07/17	200,000	209,312
6.66%, 06/07/22	570,000	585,185
4.56%, 04/24/23 144A	310,000	279,000
LyondellBasell Industries NV
5.75%, 04/15/24	260,000	302,424
Petrobras Global Finance BV
4.38%, 05/20/23Δ	250,000	234,882
6.25%, 03/17/24	900,000	945,117
Polish Television Holding BV Cash coupon
11.00%, 01/15/21 PIK 144A(E)	100,000	149,483
Schaeffler Holding Finance BV Cash coupon
6.88%, 08/15/18 PIK 144A(E)	100,000	132,684
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	529,023
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	204,750

		6,615,373

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	1,360,000	1,106,169

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)	$355,000	$56,512
4.25%, 05/19/17(K)	12,330,000	2,053,596
Petroleum Geo-Services ASA
7.38%, 12/15/18 144A	200,000	201,000

		2,311,108

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36Δ	3,000	3,697

Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	550,000	523,875

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	211,250

Poland — 0.5%
Poland Government Bond
4.00%, 10/25/23(P)	5,619,000	1,833,460

Portugal — 0.4%
Portugal Government International Bond
5.13%, 10/15/24 144A	1,600,000	1,659,232

Russia — 0.6%
Russian Foreign Bond
4.88%, 09/16/23 144AΔ	1,600,000	1,586,000
7.50%, 03/31/30 STEPΔ	571,815	641,994

		2,227,994

South Africa — 0.6%
Edcon Proprietary, Ltd.
9.50%, 03/01/18 144A(E)	210,000	222,803
South Africa Government Bond
10.50%, 12/21/26(S)	8,229,811	849,811
South Africa Government International Bond
5.88%, 09/16/25Δ	1,114,000	1,228,742

		2,301,356

Spain — 0.0%
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	106,147
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	82,538

		188,685

Supranational — 0.7%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,664,026

Sweden — 0.1%
Corral Petroleum Holdings AB Cash coupon 4.00% or PIK
11.00%, 12/31/17 PIK 144A(E)	59,987	69,516
TVN Finance Corporation III AB
7.38%, 12/15/20 144A(E)	125,000	173,868

		243,384

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	340,000	430,100

Turkey — 1.2%
Turk Telekomunikasyon AS
3.75%, 06/19/19 144AΔ	480,000	469,505
4.88%, 06/19/24 144A	680,000	654,983
Turkey Government Bond
9.50%, 01/12/22(T)	900,000	391,975
7.10%, 03/08/23(T)	510,000	190,980
Turkey Government International Bond
7.50%, 07/14/17	100,000	112,375
7.00%, 03/11/19	100,000	112,375
6.25%, 09/26/22	875,000	964,687
5.75%, 03/22/24Δ	1,120,000	1,194,704
6.88%, 03/17/36	73,000	83,953
4.88%, 04/16/43	500,000	453,500

		4,629,037

United Arab Emirates — 0.4%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,689,450

United Kingdom — 3.1%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	310,000	541,501
Annington Finance No. 4 PLC
6.57%, 01/10/23(U)†	460,000	763,197
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	652,242
Boparan Finance PLC
5.25%, 07/15/19 144A(U)	100,000	146,308
EC Finance PLC
5.13%, 07/15/21 144A(E)Δ	400,000	511,210
HBOS PLC
6.75%, 05/21/18 144A	500,000	566,500
6.00%, 11/01/33 144A	1,385,000	1,546,618
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	413,620
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	515,700
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)Δ	326,000	506,311
Paragon Offshore PLC
6.75%, 07/15/22 144AΔ	177,000	150,007
7.25%, 08/15/24 144AΔ	410,000	348,500
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	170,220
R&R Ice Cream PLC
8.25%, 05/15/20 144A(A)	260,000	229,476
Royal Bank of Scotland PLC
6.13%, 01/11/21	350,000	409,197
13.13%, 03/19/22(A)†	160,000	165,206
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,988,435
6.00%, 12/19/23	275,000	288,804

72	See Notes to Schedules of Investments.

	Par	Value
Southern Gas Networks PLC
4.88%, 12/21/20(U)	$270,000	$484,279
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	277,625	474,601
Vedanta Resources PLC
7.13%, 05/31/23	200,000	205,750
7.13%, 05/31/23 144A	400,000	411,500
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	581,871
Virgin Media Secured Finance PLC
5.50%, 01/15/21(U)	100,000	167,994

		12,239,047

Venezuela — 0.8%
Petroleos de Venezuela SA
8.50%, 11/02/17	500,000	395,000
6.00%, 05/16/24	680,000	351,900
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	25,727
5.75%, 02/26/16Δ	753,000	643,815
7.75%, 10/13/19	860,000	599,850
9.25%, 09/15/27	1,154,000	799,145
9.38%, 01/13/34	207,000	137,655

		2,953,092

Virgin Islands (British) — 0.3%
GTL Trade Finance, Inc.
5.89%, 04/29/24 144A	941,000	953,807
Pacific Drilling V, Ltd.
7.25%, 12/01/17 144A	270,000	272,025

		1,225,832

Total Foreign Bonds (Cost $149,427,711)		148,919,626

FOREIGN GOVERNMENT INFLATION-LINKED NOTE — 0.9%
Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50+(B) (Cost $3,764,297)	3,613,000	3,548,861

MORTGAGE-BACKED SECURITY — 0.1%
Credit Suisse Commercial Mortgage Trust
5.70%, 09/15/40† (Cost $131,511)	220,000	238,966

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $335,448)	435,000	422,842

	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Option — 0.1%
U.S. Dollar vs. Euro, Strike
Price $1.30, Expires 10/28/14 (JPM)	$98,300	295,018

Put Option — 0.0%
U.S. Dollar vs. Japanese Yen,
Strike Price $102, Expires 11/21/14 (HSBC)	39,300	2,661

Total Purchased Options (Cost $64,275)		297,679

	Par
U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Bonds
3.50%, 02/15/39Δ	$860,000	915,295
4.25%, 05/15/39Δ	40,000	47,866
3.88%, 08/15/40	30,000	33,973
2.75%, 08/15/42Δ	120,000	109,987
3.13%, 02/15/43Δ	11,759,000	11,589,964
2.88%, 05/15/43Δ	120,000	112,444

		12,809,529

U.S. Treasury Notes
0.25%, 10/31/14Δ	2,860,000	2,860,615
1.25%, 08/31/15	90,000	90,948
0.25%, 09/30/15Δ	3,505,000	3,509,381
0.38%, 11/15/15	2,855,000	2,861,021
0.25%, 12/15/15Δ	620,000	620,278
0.25%, 02/29/16Δ	5,435,000	5,431,071
0.88%, 04/15/17Δ	30,000	30,004
0.75%, 10/31/17Δ	20,000	19,749
0.63%, 04/30/18	530,000	516,088
1.38%, 07/31/18Δ	3,130,000	3,117,652
1.38%, 09/30/18Δ	250,000	248,467
1.63%, 06/30/19Δ	10,000	9,948
1.25%, 10/31/19Δ	110,000	107,018
3.63%, 02/15/21Δ	5,810,000	6,339,256
2.00%, 02/15/22Δ	120,000	117,881
1.63%, 08/15/22Δ	3,380,000	3,210,077
2.75%, 02/15/24Δ	150,000	153,551

		29,243,005

Total U.S. Treasury Obligations (Cost $41,451,237)		42,052,534

	Shares
COMMON STOCKS — 0.8%
Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	788,172

Materials & Processing — 0.3%
PPG Industries, Inc.	5,751	1,131,452
Rock-Tenn Co. Class A	376	17,890

		1,149,342

Technology — 0.3%
Corning, Inc.	70,534	1,364,127

Total Common Stocks (Cost $1,694,486)		3,301,641

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 0.4%
Norway — 0.1%
Deep Ocean Group Holding+@*	8,860	$251,163

Spain — 0.2%
Repsol SA ADRΔ	15,820	374,064
Telefonica SA ADRΔ	22,180	340,906

		714,970

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR	6,443	490,506

Total Foreign Common Stocks (Cost $1,283,346)		1,456,639

PREFERRED STOCKS — 0.6%
Ally Financial, Inc.,
7.00%, 12/31/49 144A	400	400,375
Bank of America Corporation,
7.25%, 12/31/49 CONV*	602	690,193
Chesapeake Energy Corporation,
5.00%, 12/31/49 CONVΔ	3,950	387,100
Chesapeake Energy Corporation,
5.75%, 12/31/49 CONV 144AΔ	50	55,469
Chesapeake Energy Corporation
4.50%, 12/31/49 CONVΔ*	1,017	96,229
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	500	28,550
iStar Financial, Inc.
4.50%, 12/31/49 CONV*	188	11,468
Stanley Black & Decker, Inc.
6.25%, 11/17/16 CONVΔ*	2,900	328,251
Weyerhaeuser Co.,
6.38%, 07/01/16 CONVΔ*	7,615	411,438

Total Preferred Stocks (Cost $1,762,911)		2,409,073

MONEY MARKET FUNDS — 32.1%
GuideStone Money Market Fund (Investor Class)¥	44,927,500	44,927,500
Northern Institutional Liquid Assets Portfolio§	80,288,755	80,288,755

Total Money Market Funds (Cost $125,216,255)		125,216,255

TOTAL INVESTMENTS — 119.3% (Cost $452,549,232)		465,812,507
Liabilities in Excess of Other Assets — (19.3)%		(75,336,204)

NET ASSETS — 100.0%		$390,476,303

74	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$3,301,641	$3,301,641	$—	$—
Corporate Bonds	137,948,391	—	133,806,911	4,141,480
Foreign Bonds:
Argentina	228,935	—	228,935	—
Australia	3,352,005	—	3,352,005	—
Bermuda	2,169,969	—	2,169,969	—
Brazil	7,779,131	—	7,779,131	—
Canada	22,777,785	—	22,771,185	6,600
Cayman Islands	5,244,961	—	5,244,961	—
Chile	1,102,424	—	1,102,424	—
Colombia	2,159,845	—	2,159,845	—
Croatia (Hrvatska)	517,500	—	517,500	—
France	2,692,312	—	2,692,312	—
Germany	16,153,731	—	16,153,731	—
Hungary	2,889,542	—	2,889,542	—
Iceland	2	—	—	2
Indonesia	2,767,375	—	2,767,375	—
Ireland	2,257,521	—	2,257,521	—
Italy	7,157,904	—	7,157,904	—
Jersey	178,731	—	178,731	—
Luxembourg	9,873,309	—	9,873,309	—
Marshall Islands	87,300	—	87,300	—
Mexico	13,899,692	—	13,899,692	—
Morocco And Antilles	573,485	—	573,485	—
Netherlands	6,615,373	—	6,615,373	—
New Zealand	1,106,169	—	1,106,169	—
Norway	2,311,108	—	2,311,108	—
Panama	3,697	—	3,697	—
Peru	523,875	—	523,875	—
Philippines	211,250	—	211,250	—
Poland	1,833,460	—	1,833,460	—
Portugal	1,659,232	—	1,659,232	—
Russia	2,227,994	—	2,227,994	—
South Africa	2,301,356	—	2,301,356	—
Spain	188,685	—	188,685	—
Supranational	2,664,026	—	2,664,026	—
Sweden	243,384	—	243,384	—
Trinidad and Tobago	430,100	—	430,100	—
Turkey	4,629,037	—	4,629,037	—
United Arab Emirates	1,689,450	—	1,689,450	—
United Kingdom	12,239,047	—	12,239,047	—
Venezuela	2,953,092	—	2,953,092	—
Virgin Islands (British)	1,225,832	—	1,225,832	—
Foreign Common Stocks	1,456,639	1,205,476	—	251,163
Foreign Government Inflation-Linked Note	3,548,861	—	—	3,548,861
Money Market Funds	125,216,255	125,216,255	—	—
Mortgage-Backed Security	238,966	—	238,966	—
Municipal Bond	422,842	—	422,842	—
Preferred Stocks	2,409,073	2,008,698	—	400,375
Purchased Options	297,679	—	297,679	—
U.S. Treasury Obligations	42,052,534	—	42,052,534	—

Total Assets — Investments in Securities	$465,812,507	$131,732,070	$325,731,956	$8,348,481

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$650,592	$—	$650,592	$—

Total Assets — Other Financial Instruments	$650,592	$—	$650,592	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(30,661)	$(30,661)	$—	$—

Total Liabilities — Other Financial Instruments	$(30,661)	$(30,661)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, foreign bonds, foreign common stock and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stock	Corporate Bonds	Foreign Bonds	Foreign Common Stock	Foreign Government Inflation- Linked Note	Preferred Stock
Balance, 12/31/13	$5,009,071	$2,462	$4,325,984	$6,602	$291,986	$—	$382,037
Accrued discounts/premiums	5,025	—	4,663	—	—	362	—
Realized gain (loss)	(6,772)	624	(7,396)	—	—	—	—
Change in unrealized appreciation (depreciation)	(225,885)	(358)	(15,629)	—	(40,823)	(215,413)	46,338
Purchases	4,075,912	—	340,000	—	—	3,763,912	(28,000)
Sales	(152,560)	(2,728)	(149,832)	—	—	—	—
Transfers in to Level 3	—	—	—	—	—	—	—
Transfers out of Level 3(3)	(183,021)	—	(183,021)	—	—	—	—
Maturities	—	—	—	—	—	—	—
Paydowns	(173,289)	—	(173,289)	—	—	—	—

Balance, 09/30/14	$8,348,481	$—	$4,141,480	$6,602	$251,163	$3,548,861	$400,375

76	See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 44.9%
Consumer Discretionary — 5.1%
Advance Auto Parts, Inc.	200	$26,060
Amazon.com, Inc.*	4,235	1,365,533
AutoNation, Inc.*	58	2,918
AutoZone, Inc.Δ*	1,938	987,721
Avon Products, Inc.	1,225	15,435
Bed Bath & Beyond, Inc.Δ*	5,408	356,009
Best Buy Co., Inc.	307	10,312
Big Lots, Inc.	2,200	94,710
Cablevision Systems Corporation Class A	805	14,095
CarMax, Inc.*	253	11,752
CBS Corporation Class B	626	33,491
Chipotle Mexican Grill, Inc.*	1,330	886,565
Coach, Inc.	313	11,146
Comcast Corporation Class A	2,958	159,081
Costco Wholesale Corporation	13,615	1,706,232
D.R. Horton, Inc.	223	4,576
Darden Restaurants, Inc.	149	7,667
DIRECTV*	662	57,276
Discovery Communications, Inc. Class A*	364	13,759
Discovery Communications, Inc. Class C*	364	13,570
Dollar General Corporation*	302	18,455
Dollar Tree, Inc.*	9,593	537,879
Domino’s Pizza, Inc.	2,500	192,400
eBay, Inc.*	1,284	72,713
Estee Lauder Cos., Inc. (The) Class A	4,789	357,834
Expedia, Inc.Δ	2,516	220,452
Family Dollar Stores, Inc.	79	6,102
Ford Motor Co.	4,478	66,230
GameStop Corporation Class A	130	5,356
Gannett Co., Inc.	255	7,566
Gap, Inc. (The)	301	12,549
General Motors Co.	1,213	38,743
Genuine Parts Co.	1,064	93,323
Goodyear Tire & Rubber Co. (The)	280	6,324
H&R Block, Inc.	314	9,737
Harley-Davidson, Inc.	250	14,550
Harman International Industries, Inc.	76	7,451
Hasbro, Inc.	91	5,005
Home Depot, Inc. (The)	16,798	1,541,048
Interpublic Group of Cos., Inc. (The)	481	8,812
Johnson Controls, Inc.	755	33,220
Kohl’s Corporation	228	13,915
L Brands, Inc.	443	29,672
Lennar Corporation Class A	243	9,436
Live Nation Entertainment, Inc.*	4,000	96,080
Lowe’s Cos., Inc.	6,842	362,079
Macy’s, Inc.	419	24,377
Marriott International, Inc. Class A	425	29,707
Mattel, Inc.	387	11,862
McDonald’s Corporation	19,574	1,855,811
Mohawk Industries, Inc.*	35	4,719
Netflix, Inc.*	68	30,680
Newell Rubbermaid, Inc.	167	5,746
News Corporation Class A*	567	9,270
NIKE, Inc. Class B	8,045	717,614
Nordstrom, Inc.	287	19,622
Nu Skin Enterprises, Inc. Class AΔ	1,500	67,545
Omnicom Group, Inc.	293	20,176
O’Reilly Automotive, Inc.Δ*	3,321	499,346
Panera Bread Co. Class AΔ*	2,200	357,984
PetSmart, Inc.Δ	4,575	320,662
Priceline Group, Inc. (The)*	664	769,297
PulteGroup, Inc.	257	4,539
PVH Corporation	92	11,146
Ralph Lauren Corporation	53	8,731
Ross Stores, Inc.	2,143	161,968
Scripps Networks Interactive, Inc. Class AΔ	3,443	268,864
Sears Holdings CorporationΔ*	800	20,184
Staples, Inc.	437	5,288
Starbucks Corporation Starwood Hotels & Resorts	11,658	879,713
Worldwide, Inc.	337	28,042
Target Corporation	11,717	734,422
Tesla Motors, Inc.Δ*	200	48,536
Tiffany & Co.	105	10,113
Time Warner Cable, Inc.	315	45,199
Time Warner, Inc.	1,154	86,792
TJX Cos., Inc. (The)	10,907	645,367
Tractor Supply Co.	3,959	243,518
TripAdvisor, Inc.Δ*	6,626	605,749
Twenty-First Century Fox, Inc. Class A	2,201	75,472
Under Armour, Inc. Class A*	210	14,511
Urban Outfitters, Inc.*	140	5,138
VF Corporation	493	32,553
Wal-Mart Stores, Inc.Δ	105,235	8,047,320
Walt Disney Co. (The)	8,023	714,288
Whirlpool Corporation	34	4,952
Wyndham Worldwide Corporation	274	22,265
Yum! Brands, Inc.	12,304	885,642

		27,899,569

Consumer Staples — 6.6%
Archer-Daniels-Midland Co.	3,046	155,651
Campbell Soup Co.Δ	79,798	3,409,769
Church & Dwight Co., Inc.	17,600	1,234,816
Clorox Co. (The)Δ	6,212	596,601
Coca-Cola Co. (The)	30,141	1,285,815
Coca-Cola Enterprises, Inc.	469	20,805
Colgate-Palmolive Co.	26,337	1,717,699
ConAgra Foods, Inc.	663	21,906
CVS Health Corporation	8,110	645,475
Dr. Pepper Snapple Group, Inc.Δ	1,169	75,178
General Mills, Inc.	86,760	4,377,042
Hershey Co. (The)	12,272	1,171,117
Hormel Foods Corporation	10,555	542,421
J.M. Smucker Co. (The)	119	11,780
Kellogg Co.	10,444	643,350
Keurig Green Mountain, Inc.	65	8,458
Kimberly-Clark Corporation	16,916	1,819,654
Kraft Foods Group, Inc.	846	47,714
Kroger Co. (The)	12,095	628,940
McCormick & Co., Inc. (Non-Voting Shares)	10,686	714,893

See Notes to Schedules of Investments.	77

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mead Johnson Nutrition Co.	233	$22,419
Mondelez International, Inc. Class A	2,203	75,486
Monster Beverage Corporation*	3,900	357,513
PepsiCo, Inc.	56,109	5,223,187
Procter & Gamble Co. (The)Δ	76,184	6,379,648
Safeway, Inc.	1,442	49,461
Sysco CorporationΔ	109,271	4,146,834
Tyson Foods, Inc. Class A	304	11,968
Walgreen Co.	13,692	811,525
Whole Foods Market, Inc.	4,469	170,314

		36,377,439

Energy — 3.2%
Anadarko Petroleum Corporation	571	57,922
Apache Corporation	448	42,054
Baker Hughes, Inc.	1,497	97,395
Cabot Oil & Gas Corporation	422	13,795
Cameron International Corporation*	216	14,338
Chesapeake Energy Corporation	577	13,265
Chevron Corporation	32,000	3,818,240
ConocoPhillips	4,131	316,104
CONSOL Energy, Inc.	259	9,806
Denbury Resources, Inc.	309	4,644
Devon Energy Corporation	436	29,727
EOG Resources, Inc.	2,518	249,332
EQT Corporation	171	15,653
Exxon Mobil Corporation	91,560	8,611,218
First Solar, Inc.*	87	5,726
FMC Technologies, Inc.*	280	15,207
Halliburton Co.	973	62,768
Helmerich & Payne, Inc.	122	11,940
Hess Corporation	311	29,334
Kinder Morgan, Inc.	908	34,813
Marathon Oil Corporation	789	29,659
Marathon Petroleum Corporation	335	28,364
Murphy Oil Corporation	194	11,041
National Oilwell Varco, Inc.	887	67,501
Newfield Exploration Co.*	175	6,487
Noble Energy, Inc.	408	27,891
Occidental Petroleum Corporation	34,249	3,293,041
ONEOK, Inc.	236	15,470
Phillips 66	3,349	272,307
Pioneer Natural Resources Co.	172	33,879
QEP Resources, Inc.	203	6,248
Range Resources Corporation	186	12,613
Seventy Seven Energy, Inc.*	—	5
Southwestern Energy Co.*	402	14,050
Spectra Energy Corporation	8,565	336,262
Tesoro Corporation	95	5,793
Valero Energy Corporation	605	27,993
Williams Cos., Inc. (The)	895	49,538

		17,691,423

Financial Services — 6.9%
Affiliated Managers Group, Inc.*	64	12,824
Aflac, Inc.	665	38,736
Alleghany Corporation*	700	292,705
Alliance Data Systems Corporation*	60	14,896
Allstate Corporation (The)	505	30,992
American Express Co.	1,064	93,143
American International Group, Inc.	1,660	89,673
American Tower Corporation REIT	447	41,853
Ameriprise Financial, Inc.	217	26,773
Apartment Investment & Management Co. Class A REIT	481	15,305
Assurant, Inc.	75	4,823
AvalonBay Communities, Inc. REIT	65	9,163
Bank of America Corporation	11,993	204,481
Bank of Hawaii CorporationΔ	12,200	693,082
Bank of New York Mellon Corporation (The)	1,007	39,001
BB&T Corporation	805	29,954
Berkshire Hathaway, Inc. Class B*	2,159	298,244
BlackRock, Inc.	159	52,203
Boston Properties, Inc. REIT	174	20,142
Capital One Financial Corporation	694	56,644
Capitol Federal Financial, Inc.	292,800	3,460,896
CBRE Group, Inc. Class A*	315	9,368
Charles Schwab Corporation (The)	1,326	38,971
Chubb Corporation (The)	30,267	2,756,718
Cincinnati Financial Corporation	105	4,940
Citigroup, Inc.	3,444	178,468
City National CorporationΔ	2,800	211,876
CME Group, Inc.	232	18,550
Comerica, Inc.	101	5,036
Commerce Bancshares, Inc.Δ	26,799	1,196,441
Crown Castle International Corporation REIT	448	36,077
Cullen/Frost Bankers, Inc.Δ	15,500	1,185,905
Discover Financial Services	616	39,664
Dun & Bradstreet Corporation (The)	54	6,343
E*TRADE Financial Corporation*	326	7,364
Equifax, Inc.	138	10,314
Equity Residential REIT	467	28,758
Essex Property Trust, Inc. REIT	70	12,512
FactSet Research Systems, Inc.Δ	5,000	607,650
Fidelity National Information Services, Inc.	329	18,523
Fifth Third Bancorp	1,381	27,648
Fiserv, Inc.*	888	57,396
Franklin Resources, Inc.	456	24,902
General Growth Properties, Inc. REIT	589	13,871
Genworth Financial, Inc. Class A*	565	7,402
Goldman Sachs Group, Inc. (The)	1,466	269,114
Hartford Financial Services Group, Inc. (The)	507	18,886
HCP, Inc. REIT	516	20,490
Health Care REIT, Inc.	570	35,551

78	See Notes to Schedules of Investments.

	Shares	Value
Host Hotels & Resorts, Inc. REIT	861	$18,365
Hudson City Bancorp, Inc.	522	5,074
Huntington Bancshares, Inc.	953	9,273
Intercontinental Exchange, Inc.	120	23,406
Jack Henry & Associates, Inc.	600	33,396
JPMorgan Chase & Co.	10,143	611,014
KeyCorp	30,467	406,125
Kimco Realty Corporation REIT	228	4,995
Leucadia National Corporation	355	8,463
Lincoln National Corporation	300	16,074
Loews Corporation	130	5,416
M&T Bank CorporationΔ	9,999	1,232,777
Macerich Co. (The) REIT	159	10,149
Markel CorporationΔ*	1,200	763,380
Marsh & McLennan Cos., Inc.	67,135	3,513,846
MasterCard, Inc. Class A	10,157	750,805
McGraw Hill Financial, Inc.	309	26,095
MetLife, Inc.	1,274	68,439
Moody’s Corporation	279	26,366
Morgan Stanley	1,593	55,070
Navient Corporation	520	9,209
New York Community Bancorp, Inc.Δ	34,400	545,928
Northern Trust CorporationΔ	63,453	4,316,708
People’s United Financial, Inc.Δ	64,245	929,625
Piedmont Office Realty Trust, Inc. Class A REITΔ	69,300	1,222,452
Plum Creek Timber Co., Inc. REIT	202	7,880
PNC Financial Services Group, Inc. (The)	58,166	4,977,846
Principal Financial Group, Inc.	312	16,371
Progressive Corporation (The)	5,613	141,897
Prologis, Inc. REIT	334	12,592
Prudential Financial, Inc.	524	46,081
Public Storage REIT	108	17,911
Regions Financial Corporation	1,188	11,928
Signature Bank*	1,800	201,708
Simon Property Group, Inc. REIT	415	68,234
State Street Corporation	490	36,069
SunTrust Banks, Inc.	4,907	186,613
T. Rowe Price Group, Inc.	297	23,285
Torchmark Corporation	321	16,811
Total System Services, Inc.	162	5,016
Travelers Cos., Inc. (The)	10,301	967,676
Unum Group	295	10,142
US Bancorp	25,989	1,087,120
Ventas, Inc. REIT	333	20,629
Visa, Inc. Class AΔ	6,664	1,421,898
Vornado Realty Trust REIT	197	19,692
W.R. Berkley Corporation	1,900	90,820
Wells Fargo & Co.	26,061	1,351,784
Western Union Co. (The)	622	9,977
Weyerhaeuser Co. REIT	511	16,280
Zions Bancorporation	159	4,621

		37,757,602

Healthcare — 7.0%
Abbott Laboratories	16,909	703,245
AbbVie, Inc.Δ	16,572	957,199
Aetna, Inc.	6,711	543,591
Alexion Pharmaceuticals, Inc.*	3,124	518,022
Allergan, Inc.	591	105,310
Amgen, Inc.	4,585	644,009
Baxter International, Inc.	8,506	610,476
Becton, Dickinson and Co.	39,032	4,442,232
Biogen Idec, Inc.*	2,368	783,358
Boston Scientific Corporation*	1,348	15,920
Bristol-Myers Squibb Co.	21,948	1,123,299
C.R. Bard, Inc.	4,574	652,755
Cardinal Health, Inc.	12,276	919,718
CareFusion Corporation*	76	3,439
Celgene Corporation*	6,790	643,556
Cerner Corporation*	1,935	115,268
Cigna Corporation	310	28,114
Covance, Inc.*	200	15,740
DaVita HealthCare Partners, Inc.*	200	14,628
DENTSPLY International, Inc.	161	7,342
Edwards Lifesciences Corporation*	1,568	160,171
Eli Lilly & Co.	69,905	4,533,339
Express Scripts Holding Co.*	6,745	476,399
Gilead Sciences, Inc.*	1,936	206,087
Health Net, Inc.*	1,400	64,554
Henry Schein, Inc.*	2,100	244,587
Hospira, Inc.*	189	9,834
Humana, Inc.	2,976	387,743
IDEXX Laboratories, Inc.*	3,600	424,188
Intuitive Surgical, Inc.*	43	19,858
Johnson & Johnson	99,747	10,632,033
Laboratory Corporation of America Holdings*	2,051	208,689
McKesson Corporation	6,182	1,203,450
MEDNAX, Inc.*	3,800	208,316
Medtronic, Inc.Δ	11,429	708,027
Mylan, Inc.*	1,226	55,771
Myriad Genetics, Inc.Δ*	3,000	115,710
Patterson Cos., Inc.	120	4,972
PerkinElmer, Inc.	128	5,581
Quest Diagnostics, Inc.Δ	45,443	2,757,481
Regeneron Pharma-ceuticals, Inc.*	89	32,086
Seattle Genetics, Inc.Δ*	1,800	66,924
St. Jude Medical, Inc.	321	19,302
Stryker Corporation	11,335	915,301
Tenet Healthcare Corporation*	123	7,305
Thermo Fisher Scientific, Inc.	444	54,035
UnitedHealth Group, Inc.	15,609	1,346,276
Universal Health Services, Inc. Class B	40	4,180
Vertex Pharmaceuticals, Inc.*	1,668	187,333
WellPoint, Inc.	740	88,519
Zimmer Holdings, Inc.	1,372	137,955
Zoetis, Inc.	1,809	66,842

		38,200,069

Materials & Processing — 0.6%
Air Products & Chemicals, Inc.	10,840	1,411,151
Airgas, Inc.	46	5,090
Alcoa, Inc.	1,077	17,329
Allegheny Technologies, Inc.	139	5,157
Ball Corporation	161	10,186
Bemis Co., Inc.	204	7,756
CF Industries Holdings, Inc.	63	17,591
Dow Chemical Co. (The)	1,623	85,110

See Notes to Schedules of Investments.	79

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
E.I. du Pont de Nemours & Co.	1,053	$75,563
Eastman Chemical Co.	174	14,075
Ecolab, Inc.	340	39,042
Fastenal Co.Δ	5,308	238,329
FMC Corporation	151	8,636
Freeport-McMoRan, Inc.	1,602	52,305
International Flavors & Fragrances, Inc.	693	66,445
International Paper Co.	550	26,257
Martin Marietta Materials, Inc.	70	9,026
Masco Corporation	401	9,592
MeadWestvaco Corporation	255	10,440
Monsanto Co.	513	57,718
Mosaic Co. (The)	346	15,366
Newmont Mining Corporation	511	11,779
Nucor Corporation	354	19,215
Owens-Illinois, Inc.*	127	3,308
PPG Industries, Inc.	857	168,606
Praxair, Inc.	319	41,151
Precision Castparts Corporation	158	37,427
Sealed Air Corporation	225	7,848
Sherwin-Williams Co. (The)	2,187	478,931
Sigma-Aldrich Corporation	852	115,880
Veritiv Corporation*	1	26
Vulcan Materials Co.	147	8,854

		3,075,189

Producer Durables — 5.1%
3M Co.	10,517	1,490,049
ADT Corporation (The)Δ	28,808	1,021,532
Agilent Technologies, Inc.	377	21,482
Alaska Air Group, Inc.	3,400	148,036
AMETEK, Inc.	278	13,958
Automatic Data Processing, Inc.	19,827	1,647,227
Boeing Co. (The)	6,461	823,002
C.H. Robinson Worldwide, Inc.	98	6,499
Caterpillar, Inc.	705	69,816
Cintas CorporationΔ	3,300	232,947
Clean Harbors, Inc.Δ*	1,200	64,704
CSX Corporation	1,157	37,093
Cummins, Inc.	196	25,868
Danaher Corporation	3,257	247,467
Deere & Co.	419	34,354
Delta Air Lines, Inc.	1,218	44,031
Dover Corporation	192	15,423
Emerson Electric Co.	694	43,431
Expeditors International of Washington, Inc.	129	5,235
FedEx Corporation	1,164	187,928
FLIR Systems, Inc.	8,145	255,264
Flowserve Corporation	133	9,379
Fluor Corporation	182	12,156
General Dynamics Corporation	3,769	479,002
General Electric Co.	164,749	4,220,869
Honeywell International, Inc.	3,189	296,960
Illinois Tool Works, Inc.	443	37,398
Iron Mountain, Inc. REIT	193	6,301
Jacobs Engineering Group, Inc.*	78	3,808
Kansas City Southern	102	12,362
Landstar System, Inc.	500	36,095
Lockheed Martin Corporation	3,364	614,872
Mettler Toledo International, Inc.*	1,500	384,195
MSC Industrial Direct Co., Inc. Class AΔ	3,700	316,202
Norfolk Southern Corporation	332	37,051
Northrop Grumman Corporation	3,047	401,473
PACCAR, Inc.	409	23,262
Pall Corporation	102	8,537
Parker Hannifin Corporation	153	17,465
Paychex, Inc.	21,169	935,670
Pitney Bowes, Inc.	332	8,297
Quanta Services, Inc.*	139	5,044
Raytheon Co.	6,236	633,702
Republic Services, Inc.	66,313	2,587,533
Robert Half International, Inc.	115	5,635
Rockwell Automation, Inc.	141	15,493
Rockwell Collins, Inc.	5,704	447,764
Roper Industries, Inc.	44	6,437
Ryder System, Inc.	111	9,987
Snap-on, Inc.	44	5,328
Southwest Airlines Co.	13,593	459,036
Spirit Airlines, Inc.*	4,000	276,560
Stanley Black & Decker, Inc.	177	15,716
Stericycle, Inc.*	10,897	1,270,154
Textron, Inc.	272	9,789
Union Pacific Corporation	7,214	782,142
United Parcel Service, Inc. Class B	52,752	5,184,994
United Technologies Corporation	3,372	356,083
W.W. Grainger, Inc.	8	2,013
Waste Connections, Inc.	2,200	106,744
Waste Management, Inc.	31,491	1,496,767
Xerox Corporation	1,257	16,630
Xylem, Inc.	246	8,731

		27,998,982

Technology — 3.2%
Adobe Systems, Inc.*	1,128	78,046
Akamai Technologies, Inc.*	203	12,139
Altera CorporationΔ	4,058	145,195
Amphenol Corporation Class A	214	21,370
Analog Devices, Inc.	14,854	735,124
Apple, Inc.	17,661	1,779,346
Applied Materials, Inc.	49,870	1,077,691
Autodesk, Inc.*	2,557	140,891
Broadcom Corporation Class A	627	25,343
CA, Inc.	368	10,282
Cisco Systems, Inc.	10,971	276,140
Citrix Systems, Inc.*	176	12,556
Cognizant Technology Solutions Corporation Class A*	3,490	156,247
Computer Sciences Corporation	165	10,090
Corning, Inc.	1,580	30,557
Electronic Arts, Inc.*	351	12,499
EMC Corporation	2,300	67,298
F5 Networks, Inc.*	2,946	349,808
Facebook, Inc. Class A*	2,166	171,201
Gartner, Inc.*	900	66,123
Google, Inc. Class A*	2,220	1,306,270
Google, Inc. Class C*	320	184,755
Groupon, Inc.Δ*	38,200	255,176
Harris Corporation	120	7,968

80	See Notes to Schedules of Investments.

	Shares	Value
Hewlett-Packard Co.	2,151	$76,296
Intel Corporation	33,698	1,173,364
International Business Machines Corporation	7,799	1,480,484
Intuit, Inc.	13,822	1,211,498
Jabil Circuit, Inc.	271	5,466
Juniper Networks, Inc.	571	12,648
KLA-Tencor CorporationΔ	3,188	251,151
Lam Research Corporation	181	13,521
Linear Technology Corporation	19,568	868,624
LinkedIn Corporation, Class A*	1,900	394,801
Maxim Integrated Products, Inc.	6,300	190,512
Microchip Technology, Inc.Δ	3,028	143,012
Micron Technology, Inc.*	1,206	41,318
Microsoft Corporation	33,007	1,530,205
Motorola Solutions, Inc.	226	14,301
NetApp, Inc.	6,674	286,715
NVIDIA Corporation	633	11,679
Oracle Corporation	3,927	150,326
Palo Alto Networks, Inc.*	3,000	294,300
QUALCOMM, Inc.	12,888	963,636
Red Hat, Inc.*	2,580	144,867
Salesforce.com, Inc.*	703	40,444
SanDisk Corporation	256	25,075
Skyworks Solutions, Inc.	800	46,440
Splunk, Inc.*	2,300	127,328
Symantec Corporation	785	18,455
Synopsys, Inc.*	2,000	79,390
Tableau Software, Inc. Class AΔ*	1,600	116,240
Teradata Corporation*	180	7,546
Texas Instruments, Inc.	4,931	235,159
VeriSign, Inc.*	180	9,922
VMware, Inc. Class AΔ*	1,700	159,528
Western Digital Corporation	239	23,259
Xilinx, Inc.	9,704	410,964
Yahoo!, Inc.*	1,008	41,076

		17,531,665

Utilities — 7.2%
AES Corporation	1,420	20,136
AGL Resources, Inc.Δ	4,300	220,762
Alliant Energy Corporation	1,900	105,279
Ameren Corporation	174	6,669
American Electric Power Co., Inc.	11,678	609,708
American Water Works Co., Inc.	23,000	1,109,290
Aqua America, Inc.	3,000	70,590
AT&T, Inc.	37,670	1,327,491
Atmos Energy Corporation	8,700	414,990
CenterPoint Energy, Inc.	11,288	276,217
CenturyLink, Inc.	7,161	292,813
CMS Energy Corporation	355	10,529
Consolidated Edison, Inc.Δ	13,857	785,138
Dominion Resources, Inc.	18,393	1,270,772
DTE Energy Co.	10,001	760,876
Duke Energy CorporationΔ	10,636	795,254
Edison International	371	20,746
Entergy Corporation	204	15,775
Exelon Corporation	974	33,204
FirstEnergy Corporation	633	21,250
Frontier Communications Corporation	2,478	16,132
NextEra Energy, Inc.	7,994	750,477
NiSource, Inc.Δ	9,257	379,352
Northeast Utilities	356	15,771
NRG Energy, Inc.	370	11,278
ONE Gas, Inc.	147,049	5,036,428
Pepco Holdings, Inc.	280	7,493
PG&E CorporationΔ	73,020	3,288,821
Piedmont Natural Gas Co., Inc.Δ	105,300	3,530,709
Pinnacle West Capital Corporation	3,600	196,704
PPL Corporation	1,005	33,004
Public Service Enterprise Group, Inc.	13,775	512,981
Questar Corporation	18,400	410,136
SCANA Corporation	161	7,987
Sempra EnergyΔ	16,773	1,767,539
Southern Co. (The)Δ	29,137	1,271,830
TECO Energy, Inc.	293	5,092
UGI Corporation	15,300	521,577
Vectren Corporation	11,500	458,850
Verizon Communications, Inc.	144,533	7,225,205
Westar Energy, Inc.Δ	54,700	1,866,364
WGL Holdings, Inc.	79,700	3,356,964
Windstream Holdings, Inc.	1,811	19,522
Wisconsin Energy CorporationΔ	3,909	168,087
Xcel Energy, Inc.Δ	9,067	275,637

		39,301,429

Total Common Stocks (Cost $208,233,981)		245,833,367

FOREIGN COMMON STOCKS — 2.7%
Bermuda — 0.3%
Arch Capital Group, Ltd.*	5,000	273,600
Everest Re Group, Ltd.	5,900	955,859
Invesco, Ltd.	543	21,438
Nabors Industries, Ltd.	295	6,714
RenaissanceRe Holdings, Ltd.Δ	3,200	319,968

		1,577,579

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	280	19,989

Canada — 0.4%
Goldcorp, Inc.Δ	28,800	663,264
Potash Corporation of Saskatchewan, Inc.	40,300	1,392,768

		2,056,032

Curacao — 0.0%
Schlumberger, Ltd.	2,187	222,396

France — 0.7%
Total SA	59,300	3,853,568

Ireland — 0.2%
Accenture PLC Class A	9,898	804,905
Allegion PLC	94	4,478
Covidien PLC	520	44,985
Eaton Corporation PLC	540	34,220
Ingersoll-Rand PLC	294	16,570
Mallinckrodt PLCΔ*	465	41,920
Pentair PLC	224	14,670
Seagate Technology PLC	372	21,304
XL Group PLC	164	5,440

		988,492

Japan — 0.1%
Honda Motor Co., Ltd.	11,400	394,985

See Notes to Schedules of Investments.	81

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Jersey — 0.0%
Delphi Automotive PLC	227	$13,924

Netherlands — 0.2%
Koninklijke Philips NV	33,892	1,081,532
LyondellBasell Industries NV Class A	489	53,135
Nielsen NV	323	14,318

		1,148,985

Panama — 0.0%
Carnival Corporation	498	20,005
Copa Holdings SA Class A	200	21,458

		41,463

Singapore — 0.0%
Avago Technologies, Ltd.	271	23,577

Switzerland — 0.6%
ABB, Ltd.*	46,800	1,052,963
ACE, Ltd.	7,433	779,499
Garmin, Ltd.	139	7,226
TE Connectivity, Ltd.	347	19,186
Transocean, Ltd.	556	17,775
Tyco International, Ltd.	27,866	1,241,988

		3,118,637

United Kingdom — 0.2%
Aon PLC	5,019	440,016
BAE Systems PLC	109,600	837,747
Ensco PLC Class A	457	18,879
Noble Corporation PLC	288	6,399

		1,303,041

Total Foreign Common Stocks (Cost $13,158,383)		14,762,668

PREFERRED STOCKS — 5.4%
Alcoa, Inc.,
5.38%, 10/01/17*	6,444	321,556
Bank of America Corporation,
7.25%, 12/31/49*	7,415	8,501,297
Health Care REIT, Inc.,
6.50%, 12/31/49	39,100	2,235,738
Laclede Group, Inc. (The),
6.75%, 04/01/17Δ*	44,976	2,383,728
MetLife, Inc.,
5.00%, 10/08/14	19,600	603,484
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	31,000	4,061,000
US Bancorp,
6.00%, 04/15/17	176,700	4,769,133
Wells Fargo & Co.,
7.50%, 12/31/49	5,445	6,547,667

Total Preferred Stocks (Cost $28,754,230)		29,423,603

MASTER LIMITED PARTNERSHIP — 0.6%
Spectra Energy Partners LP (Cost $3,216,987)	61,688	3,268,847

MONEY MARKET FUNDS — 19.6%
GuideStone Money Market Fund (Investor Class)¥	18,008,520	18,008,520
Northern Institutional Liquid Assets Portfolio§	89,349,681	89,349,681

Total Money Market Funds (Cost $107,358,201)		107,358,201

SYNTHETIC CONVERTIBLE INSTRUMENTS — 1.1%
Deutsche Bank AG+	20,000	802,400
Citigroup, Inc.+	10,900	651,493
Credit Suisse NY+	107,400	1,670,676
Goldman Sachs Group, Inc.+	22,700	900,373
UBS AG+	25,800	1,795,665

Total Synthetic Convertible Instruments (Cost $5,733,112)		5,820,607

	Par
CORPORATE BONDS — 22.5%
Akamai Technologies, Inc.
(0.03)%, 02/15/19 CONV 144AΩ†Δ	$2,645,000	2,654,932
Alere, Inc.
3.00%, 05/15/16 CONV	830,000	882,394
American Realty Capital Properties, Inc.
3.00%, 08/01/18 CONVΔ	730,000	726,350
3.75%, 12/15/20 CONV	2,125,000	2,136,964
Ares Capital Corporation
5.13%, 06/01/16 CONV	1,825,000	1,913,969
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/18 CONV	1,150,000	1,223,312
Biomet, Inc.
6.50%, 10/01/20	495,000	520,987
Blucora, Inc.
4.25%, 04/01/19 CONV 144AΔ	1,170,000	1,178,775
Bristow Group, Inc.
3.00%, 06/15/38 CONV	655,000	708,219
Cardtronics, Inc.
1.00%, 12/01/20 CONV 144AΔ	1,125,000	1,081,412
Cepheid
1.25%, 02/01/21 CONV 144A	265,000	261,853
Chesapeake Energy Corporation
2.50%, 05/15/37 CONV	2,650,000	2,684,781
Ciena Corporation
0.88%, 06/15/17 CONVΔ	2,290,000	2,257,081
Citigroup, Inc.
5.95%, 07/29/49†	2,443,000	2,445,292
Clearwire Communications LLC
8.25%, 12/01/40 CONV 144A	2,250,000	2,522,812
Dealertrack Technologies, Inc.
1.50%, 03/15/17 CONVΔ	315,000	409,500
Electronic Arts, Inc.
0.75%, 07/15/16 CONV	2,390,000	2,959,119
Extra Space Storage LP
2.38%, 07/01/33 CONV 144A	2,390,000	2,482,612
Forest City Enterprises, Inc.
3.63%, 08/15/20 CONVΔ	2,450,000	2,525,031
General Electric Capital Corporation
6.25%, 12/29/49†	2,700,000	2,921,816
Goodrich Petroleum Corporation
5.00%, 10/01/32 CONV	1,300,000	1,378,812
Greenbrier Cos., Inc.
3.50%, 04/01/18 CONV	590,000	1,196,962

82	See Notes to Schedules of Investments.

	Par	Value
Griffon Corporation
4.00%, 01/15/17 CONV 144A	$775,000	$862,672
Health Care REIT, Inc.
3.00%, 12/01/29 CONV	295,000	363,587
Hologic, Inc.
2.00%, 03/01/42 STEPΔ	1,885,000	1,989,853
2.16%, 12/15/43 STEPΩ	585,000	634,725
HomeAway, Inc.
0.13%, 04/01/19 CONV 144AΔ	2,145,000	2,099,419
Hornbeck Offshore Services, Inc.
1.50%, 09/01/19 CONV	250,000	245,312
Iconix Brand Group, Inc.
2.50%, 06/01/16 CONV	1,065,000	1,347,225
Illumina, Inc.
(0.70)%, 06/15/19 CONV 144AΩ†	1,395,000	1,438,594
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	2,010,000	2,160,750
Intel Corporation
2.95%, 12/15/35 CONVΔ	4,986,000	6,357,150
Janus Capital Group, Inc.
0.75%, 07/15/18 CONV	122,000	172,630
Jarden Corporation
1.88%, 09/15/18 CONV	850,000	1,165,562
JDS Uniphase Corporation
0.63%, 08/15/33 CONVΔ	410,000	411,794
Lam Research Corporation
0.50%, 05/15/16 CONVΔ	2,025,000	2,585,672
Liberty Interactive LLC
1.00%, 09/30/43 CONV 144A	2,450,000	2,520,438
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONV 144AΔ	1,700,000	1,758,438
Macquarie Infra-structure Co. LLC
2.88%, 07/15/19 CONVΔ	1,530,000	1,704,038
Mediacom LLC
7.25%, 02/15/22Δ	365,000	385,075
Meritor, Inc.
7.88%, 03/01/26 CONV	1,275,000	1,849,547
4.00%, 02/15/27 STEP	470,000	484,688
Michaels Stores, Inc.
5.88%, 12/15/20 144AΔ	500,000	498,750
Microchip Technology, Inc.
2.13%, 12/15/37 CONV	729,000	1,356,396
National Health Investors, Inc.
3.25%, 04/01/21 CONVΔ	865,000	846,619
Navistar International Corporation
4.75%, 04/15/19 CONV 144AΔ	2,475,000	2,488,922
NetSuite, Inc.
0.25%, 06/01/18 CONVΔ	1,730,000	1,808,931
Newmont Mining Corporation
1.63%, 07/15/17 CONVΔ	1,675,000	1,717,922
Nuance Communications, Inc.
2.75%, 11/01/31 CONV	2,165,000	2,146,056
NuVasive, Inc.
2.75%, 07/01/17 CONVΔ	2,535,000	2,826,525
NVIDIA Corporation
1.00%, 12/01/18 CONV 144A	2,160,000	2,377,350
Omnicare, Inc.
3.25%, 12/15/35 CONV	1,940,000	2,011,538
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	2,245,000	2,270,256
Prologis LP
3.25%, 03/15/15 CONVΔ	1,945,000	2,049,544
Reynolds Group Issuer, Inc.
9.88%, 08/15/19	250,000	270,312
Rovi Corporation
2.63%, 02/15/40 CONVΔ	705,000	712,050
Royal Gold, Inc.
2.88%, 06/15/19 CONV	2,135,000	2,225,738
RTI International Metals, Inc.
1.63%, 10/15/19 CONVΔ	2,005,000	1,927,306
Ryland Group, Inc.
0.25%, 06/01/19 CONVΔ	2,230,000	2,051,600
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONV	1,550,000	1,689,500
Shutterfly, Inc.
0.25%, 05/15/18 CONV	1,950,000	2,019,469
Sinclair Television Group, Inc.
6.38%, 11/01/21	410,000	421,275
Sirius XM Radio, Inc.
5.88%, 10/01/20 144AΔ	200,000	203,000
Sprint Corporation
7.88%, 09/15/23 144AΔ	435,000	462,188
7.13%, 06/15/24 144A	100,000	101,125
Ssalesforce.com, Inc.
0.25%, 04/01/18 CONVΔ	1,960,000	2,195,200
Starwood Property Trust, Inc.
4.55%, 03/01/18 CONV	2,330,000	2,506,206
Tesla Motors, Inc.
0.25%, 03/01/19 CONV	1,775,000	1,695,125
TIBCO Software, Inc.
2.25%, 05/01/32 CONVΔ	2,165,000	2,177,178
T-Mobile USA, Inc.
6.38%, 03/01/25	240,000	240,000
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONVΔ	2,435,000	2,465,437
TransDigm, Inc.
6.50%, 07/15/24 144A	150,000	149,625
Trinity Industries, Inc.
3.88%, 06/01/36 CONV	1,035,000	2,014,369
Volcano Corporation
1.75%, 12/01/17 CONVΔ	1,630,000	1,419,119
Walter Investment Management Corporation
4.50%, 11/01/19 CONVΔ	2,615,000	2,216,212
WebMD Health Corporation
2.50%, 01/31/18 CONV	2,225,000	2,255,594
Yahoo!, Inc.
(0.95)%, 12/01/18 CONV 144AΩ†Δ	1,995,000	2,083,528

Total Corporate Bonds (Cost $117,929,911)		123,510,119

See Notes to Schedules of Investments.	83

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FOREIGN BONDS — 0.9%
Bermuda — 0.3%
Energy XXI Bermuda, Ltd.
3.00%, 12/15/18 CONV 144A	$2,335,000	$1,917,619

Canada — 0.1%
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	400,000	429,500

Netherlands — 0.5%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17 CONVΔ	2,500,000	2,696,250

Total Foreign Bonds (Cost $5,250,269)		5,043,369

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bills
0.08%, 10/16/14	23,000,000	22,999,790
0.10%, 01/08/15	23,000,000	22,999,218
0.09%, 04/02/15	29,550,000	29,544,356
0.00%, 06/25/15	23,700,000	23,692,534
0.05%, 06/25/15	700,000	699,780

		99,935,678

Total U.S. Treasury Obligations (Cost $99,915,914)		99,935,678

TOTAL INVESTMENTS — 115.9% (Cost $589,550,988)		634,956,459

	Number of Contracts	Value
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
S&P 500® Index, Strike Price $2,025.00, Expires 10/10/14 (MSCS)	(26)	$(2,730)
S&P 500® Index, Strike Price $2,025.00, Expires 10/24/14 (MSCS)	(25)	(12,125)
S&P 500® Index, Strike Price $2,040.00, Expires 10/03/14 (MSCS)	(26)	(130)
S&P 500® Index, Strike Price $2,050.00, Expires 10/18/14 (MSCS)	(25)	(1,600)

		(16,585)

Put Options — (0.1)%
S&P 500® Index, Strike Price $1,915.00, Expires 10/24/14 (MSCS)	(132)	(172,920)
S&P 500® Index, Strike Price $1,920.00, Expires 10/10/14 (MSCS)	(129)	(90,300)
S&P 500® Index, Strike Price $1,950.00, Expires 10/03/14 (MSCS)	(126)	(57,330)
S&P 500® Index, Strike Price $1,960.00, Expires 10/18/14 (MSCS)	(130)	(276,900)

		(597,450)

Total Written Options (Premiums received $(522,163))		(614,035)

Other Assets in Excess of Liabilities — (15.8)%		(86,382,961)

NET ASSETS — 100.0%		$547,959,463

84	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$245,833,367	$245,833,367	$—	$—
Corporate Bonds	123,510,119	—	123,510,119	—
Foreign Bonds	5,043,369	—	5,043,369	—
Foreign Common Stocks:
Bermuda	1,577,579	1,577,579	—	—
British Virgin Islands	19,989	19,989	—	—
Canada	2,056,032	2,056,032	—	—
Curacao	222,396	222,396	—	—
France	3,853,568	3,853,568	—	—
Ireland	988,492	988,492	—	—
Japan	394,985	394,985	—	—
Jersey	13,924	13,924	—	—
Netherlands	1,148,985	1,148,985	—	—
Panama	41,463	41,463	—	—
Singapore	23,577	23,577	—	—
Switzerland	3,118,637	3,118,637	—	—
United Kingdom	1,303,041	1,303,041	—	—
Master Limited Partnership	3,268,847	3,268,847	—	—
Money Market Funds	107,358,201	107,358,201	—	—
Preferred Stocks	29,423,603	22,875,936	—	6,547,667
U.S. Treasury Obligations	99,935,678	—	99,935,678	—
Synthetic Convertible Instruments	5,820,607	—	—	5,820,607

Total Assets — Investments in Securities	$634,956,459	$394,099,019	$228,489,166	$12,368,274

Other Financial Instruments***
Forward Foreign Currency Contracts	$94,331	$—	$94,331	$—

Total Assets — Other Financial Instruments	$94,331	$—	$94,331	$—

See Notes to Schedules of Investments.	85

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options	$(614,035)	$(614,035)	$—	$—

Total Liabilities — Investments in Securities	$(614,035)	$(614,035)	$—	$—

Other Financial Instruments***
Futures Contracts	$(214,075)	$(214,075)	$—	$—

Total Liabilities — Other Financial Instruments	$(214,075)	$(214,075)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no securities transferred from Level 1 to Level 2 during the period ended September 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2014 is $6,383,048.

The unobservable inputs used in the fair value measurement of the reporting entity’s preferred stock and synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Preferred Stock	Synthetic Convertible Instruments
Balance, 12/31/13	$12,995,786	$3,024,494	$7,867,600	$2,103,692
Accrued discounts/premiums	(58,588)	(58,588)	—	—
Realized gain (loss)	495,662	140,861	354,801	—
Change in unrealized appreciation (depreciation)	294,758	(178,770)	341,732	131,796
Purchases	7,582,963	—	1,849,851	5,733,112
Sales	(8,942,307)	(2,927,997)	(3,866,317)	(2,147,993)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 09/30/14	$12,368,274	$—	$6,547,667	$5,820,607

86	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.9%
Consumer Discretionary — 12.6%
Amazon.com, Inc.*	8,525	$2,748,801
AutoNation, Inc.Δ*	1,761	88,596
AutoZone, Inc.*	744	379,187
Avon Products, Inc.Δ	9,673	121,880
Bed Bath & Beyond, Inc.Δ*	4,520	297,552
Best Buy Co., Inc.Δ	6,527	219,242
BorgWarner, Inc.	5,163	271,625
Cablevision Systems Corporation Class AΔ	4,693	82,174
CarMax, Inc.Δ*	4,842	224,911
CBS Corporation Class B	10,956	586,146
Chipotle Mexican Grill, Inc.*	703	468,613
Coach, Inc.	6,136	218,503
Comcast Corporation Class AΔ	58,237	3,131,986
Costco Wholesale Corporation	9,850	1,234,402
D.R. Horton, Inc.	7,556	155,049
Darden Restaurants, Inc.Δ	2,908	149,646
DIRECTV*	11,301	977,762
Discovery Communications, Inc. Class A*	3,334	126,025
Discovery Communications, Inc. Class C*	6,153	229,384
Dollar General Corporation*	6,878	420,315
Dollar Tree, Inc.*	4,701	263,585
eBay, Inc.*	25,411	1,439,025
Estee Lauder Cos., Inc. (The) Class A	5,064	378,382
Expedia, Inc.Δ	2,224	194,867
Family Dollar Stores, Inc.	2,174	167,920
Ford Motor Co.	87,265	1,290,649
Fossil Group, Inc.*	1,072	100,661
GameStop Corporation Class AΔ	2,459	101,311
Gannett Co., Inc.	5,186	153,869
Gap, Inc. (The)Δ	6,162	256,894
General Motors Co.	30,327	968,644
Genuine Parts Co.	3,415	299,530
Goodyear Tire & Rubber Co. (The)	6,278	141,789
H&R Block, Inc.	6,285	194,898
Harley-Davidson, Inc.	4,933	287,101
Harman International Industries, Inc.	1,495	146,570
Hasbro, Inc.Δ	2,508	137,927
Home Depot, Inc. (The)	30,283	2,778,162
Interpublic Group of Cos., Inc. (The)	9,347	171,237
Johnson Controls, Inc.	14,926	656,744
Kohl’s Corporation	4,603	280,921
L Brands, Inc.Δ	5,599	375,021
Leggett & Platt, Inc.Δ	3,123	109,055
Lennar Corporation Class AΔ	3,932	152,680
Lowe’s Cos., Inc.	22,209	1,175,300
Macy’s, Inc.	7,943	462,124
Marriott International, Inc. Class A	4,874	340,693
Mattel, Inc.	7,699	235,974
McDonald’s Corporation	22,095	2,094,827
Mohawk Industries, Inc.*	1,359	183,220
Netflix, Inc.*	1,349	608,642
Newell Rubbermaid, Inc.	6,287	216,336
News Corporation Class A*	11,270	184,264
NIKE, Inc. Class B	15,810	1,410,252
Nordstrom, Inc.Δ	3,166	216,459
Omnicom Group, Inc.	5,651	389,128
O’Reilly Automotive, Inc.*	2,332	350,639
PetSmart, Inc.	2,271	159,174
Priceline Group, Inc. (The)*	1,179	1,365,966
PulteGroup, Inc.	7,550	133,333
PVH Corporation	1,890	228,973
Ralph Lauren Corporation	1,381	227,492
Ross Stores, Inc.	4,760	359,761
Scripps Networks Interactive, Inc. Class AΔ	2,299	179,529
Staples, Inc.Δ	14,206	171,893
Starbucks Corporation	16,920	1,276,783
Starwood Hotels & Resorts Worldwide, Inc.	4,255	354,059
Target Corporation	14,206	890,432
Tiffany & Co.Δ	2,552	245,783
Time Warner Cable, Inc.	6,266	899,108
Time Warner, Inc.	19,234	1,446,589
TJX Cos., Inc. (The)	15,559	920,626
Tractor Supply Co.	3,127	192,342
TripAdvisor, Inc.*	2,509	229,373
Twenty-First Century Fox, Inc. Class A	42,380	1,453,210
Under Armour, Inc. Class A*	3,766	260,231
Urban Outfitters, Inc.Δ*	2,209	81,070
VF Corporation	7,729	510,346
Wal-Mart Stores, Inc.Δ	35,549	2,718,432
Walt Disney Co. (The)	35,533	3,163,503
Whirlpool Corporation	1,753	255,324
Wyndham Worldwide Corporation	2,798	227,365
Yum! Brands, Inc.	9,909	713,250

		49,711,046

Consumer Staples — 6.7%
Archer-Daniels-Midland Co.	14,524	742,177
Campbell Soup Co.Δ	4,144	177,073
Clorox Co. (The)Δ	2,895	278,036
Coca-Cola Co. (The)	88,832	3,789,573
Coca-Cola Enterprises, Inc.	5,058	224,373
Colgate-Palmolive Co.	19,340	1,261,355
ConAgra Foods, Inc.	9,381	309,948
CVS Health Corporation	26,068	2,074,752
Dr. Pepper Snapple Group, Inc.Δ	4,346	279,491
General Mills, Inc.	13,873	699,893
Hershey Co. (The)	3,405	324,939
Hormel Foods Corporation	3,034	155,917
J.M. Smucker Co. (The)	2,296	227,281
Kellogg Co.	5,731	353,030
Keurig Green Mountain, Inc.	2,741	356,686
Kimberly-Clark Corporation	8,374	900,791
Kraft Foods Group, Inc.	13,381	754,689
Kroger Co. (The)	11,008	572,416
McCormick & Co., Inc. (Non-Voting Shares)	2,892	193,475
Mead Johnson Nutrition Co.	4,574	440,110
Mondelez International, Inc. Class A	37,778	1,294,463
Monster Beverage Corporation*	3,235	296,553
PepsiCo, Inc.	33,913	3,156,961
Procter & Gamble Co. (The)	60,914	5,100,938
Safeway, Inc.	5,219	179,012

See Notes to Schedules of Investments.	87

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sysco CorporationΔ	13,174	$499,953
Tyson Foods, Inc. Class A	6,503	256,023
Walgreen Co.	19,741	1,170,049
Whole Foods Market, Inc.	8,057	307,052

		26,377,009

Energy — 8.8%
Anadarko Petroleum Corporation	11,361	1,152,460
Apache Corporation	8,570	804,466
Baker Hughes, Inc.	9,806	637,978
Cabot Oil & Gas Corporation	9,545	312,026
Cameron International Corporation*	4,533	300,901
Chesapeake Energy Corporation	11,570	265,994
Chevron Corporation	42,741	5,099,856
Cimarex Energy Co.	1,924	243,444
ConocoPhillips	27,722	2,121,287
CONSOL Energy, Inc.	5,254	198,916
Denbury Resources, Inc.Δ	7,628	114,649
Devon Energy Corporation	8,599	586,280
Diamond Offshore Drilling, Inc.Δ	1,605	55,003
EOG Resources, Inc.	12,285	1,216,461
EQT Corporation	3,454	316,179
Exterran Holdings, Inc.	13	576
Exxon Mobil Corporation	95,979	9,026,825
First Solar, Inc.*	1,697	111,680
FMC Technologies, Inc.*	5,267	286,051
Halliburton Co.	19,150	1,235,367
Helmerich & Payne, Inc.	2,420	236,845
Hess Corporation	5,925	558,846
Kinder Morgan, Inc.Δ	14,793	567,164
Marathon Oil Corporation	15,078	566,782
Marathon Petroleum Corporation	6,377	539,941
Murphy Oil Corporation	3,679	209,372
National Oilwell Varco, Inc.	9,658	734,974
Newfield Exploration Co.*	3,088	114,472
Noble Energy, Inc.	8,084	552,622
Occidental Petroleum Corporation	17,558	1,688,202
ONEOK, Inc.	4,741	310,773
Phillips 66	12,582	1,023,042
Pioneer Natural Resources Co.	3,224	635,031
QEP Resources, Inc.	3,604	110,931
Range Resources Corporation	3,851	261,136
Southwestern Energy Co.*	8,040	280,998
Spectra Energy Corporation	15,059	591,216
Tesoro Corporation	2,931	178,732
Valero Energy Corporation	11,796	545,801
Williams Cos., Inc. (The)	15,137	837,833

		34,631,112

Financial Services — 17.2%
Affiliated Managers Group, Inc.*	1,273	255,058
Aflac, Inc.	10,224	595,548
Alliance Data Systems Corporation*	1,237	307,110
Allstate Corporation (The)	9,810	602,040
American Express Co.	20,245	1,772,247
American International Group, Inc.	32,118	1,735,014
American Tower Corporation REIT	8,898	833,120
Ameriprise Financial, Inc.	4,210	519,430
Apartment Investment & Management Co. Class A REIT	3,208	102,079
Assurant, Inc.	1,564	100,565
AvalonBay Communities, Inc. REITΔ	2,957	416,848
Bank of America Corporation	236,619	4,034,354
Bank of New York Mellon Corporation (The)	25,447	985,562
BB&T Corporation	16,165	601,500
Berkshire Hathaway, Inc. Class B*	41,015	5,665,812
BlackRock, Inc.	2,849	935,384
Boston Properties, Inc. REIT	3,467	401,340
Capital One Financial Corporation	12,629	1,030,779
CBRE Group, Inc. Class A*	6,145	182,752
Charles Schwab Corporation (The)	25,797	758,174
Chubb Corporation (The)	5,397	491,559
Cincinnati Financial Corporation	3,303	155,406
Citigroup, Inc.	68,174	3,532,777
CME Group, Inc.	7,111	568,560
Comerica, Inc.	4,006	199,739
Crown Castle International Corporation REIT	7,516	605,263
Discover Financial Services	10,335	665,471
Dun & Bradstreet Corporation (The)	784	92,097
E*TRADE Financial Corporation*	6,673	150,743
Equifax, Inc.	2,764	206,581
Equity Residential REIT	8,149	501,815
Essex Property Trust, Inc. REIT	1,436	256,685
Fidelity National Information Services, Inc.	6,427	361,840
Fifth Third Bancorp	18,770	375,775
Fiserv, Inc.*	5,646	364,929
Franklin Resources, Inc.	8,858	483,735
General Growth Properties, Inc. REIT	14,141	333,021
Genworth Financial, Inc. Class A*	11,153	146,104
Goldman Sachs Group, Inc. (The)	9,223	1,693,066
Hartford Financial Services Group, Inc. (The)	10,204	380,099
HCP, Inc. REIT	10,230	406,233
Health Care REIT, Inc.Δ	7,220	450,311
Host Hotels & Resorts, Inc. REIT	17,219	367,281
Hudson City Bancorp, Inc.	10,419	101,273
Huntington Bancshares, Inc.	18,206	177,144
Intercontinental Exchange, Inc.	2,544	496,207
JPMorgan Chase & Co.	84,644	5,098,955
KeyCorp	19,829	264,321
Kimco Realty Corporation REITΔ	9,031	197,869
Legg Mason, Inc.	2,303	117,822
Leucadia National Corporation	7,085	168,906

88	See Notes to Schedules of Investments.

	Shares	Value
Lincoln National Corporation	5,841	$312,961
Loews Corporation	6,958	289,870
M&T Bank CorporationΔ	2,940	362,473
Macerich Co. (The) REIT	3,112	198,639
Marsh & McLennan Cos., Inc.	12,186	637,815
MasterCard, Inc. Class A	22,137	1,636,367
McGraw Hill Financial, Inc.	6,148	519,199
MetLife, Inc.	25,327	1,360,566
Moody’s Corporation	4,166	393,687
Morgan Stanley	34,466	1,191,490
NASDAQ OMX Group, Inc. (The)Δ	2,776	117,758
Navient Corporation	9,641	170,742
Northern Trust Corporation	4,750	323,143
People’s United Financial, Inc.Δ	7,078	102,419
Plum Creek Timber Co., Inc. REIT	3,916	152,763
PNC Financial Services Group, Inc. (The)	12,170	1,041,509
Principal Financial Group, Inc.	6,131	321,694
Progressive Corporation (The)	12,205	308,542
Prologis, Inc. REIT	11,313	426,500
Prudential Financial, Inc.	10,397	914,312
Public Storage REIT	3,269	542,131
Regions Financial Corporation	31,304	314,292
Simon Property Group, Inc. REIT	7,026	1,155,215
State Street Corporation	9,531	701,577
SunTrust Banks, Inc.	12,031	457,539
T. Rowe Price Group, Inc.Δ	5,952	466,637
Torchmark CorporationΔ	2,854	149,464
Total System Services, Inc.	3,753	116,193
Travelers Cos., Inc. (The)	7,629	716,668
Unum Group	5,716	196,516
US Bancorp	40,551	1,696,248
Ventas, Inc. REIT	6,654	412,215
Visa, Inc. Class AΔ	11,074	2,362,859
Vornado Realty Trust REIT	3,960	395,842
Wells Fargo & Co.	106,901	5,544,955
Western Union Co. (The)Δ	11,762	188,663
Weyerhaeuser Co. REIT	11,975	381,524
Zions Bancorporation	4,560	132,514

		67,959,804

Healthcare — 10.9%
Abbott Laboratories	33,765	1,404,286
AbbVie, Inc.Δ	35,759	2,065,440
Aetna, Inc.	7,928	642,168
Alexion Pharmaceuticals, Inc.*	4,446	737,236
Allergan, Inc.	6,693	1,192,626
Amgen, Inc.	17,100	2,401,866
Baxter International, Inc.	12,194	875,163
Becton, Dickinson and Co.	4,271	486,082
Biogen Idec, Inc.*	5,304	1,754,616
Boston Scientific Corporation*	30,215	356,839
Bristol-Myers Squibb Co.	37,277	1,907,837
C.R. Bard, Inc.Δ	1,660	236,899
Cardinal Health, Inc.	7,526	563,848
CareFusion Corporation*	4,580	207,245
Celgene Corporation*	18,007	1,706,703
Cerner Corporation*	6,873	409,425
Cigna Corporation	5,930	537,792
DaVita HealthCare Partners, Inc.*	3,848	281,443
DENTSPLY International, Inc.	3,273	149,249
Edwards Lifesciences Corporation*	2,377	242,811
Eli Lilly & Co.	22,149	1,436,363
Express Scripts Holding Co.*	16,770	1,184,465
Gilead Sciences, Inc.*	34,011	3,620,471
Hospira, Inc.*	3,893	202,553
Humana, Inc.	3,504	456,536
Intuitive Surgical, Inc.*	818	377,769
Johnson & Johnson	63,434	6,761,430
Laboratory Corporation of America Holdings*	1,887	192,002
McKesson Corporation	5,230	1,018,124
Medtronic, Inc.Δ	22,023	1,364,325
Mylan, Inc.Δ*	8,477	385,619
Patterson Cos., Inc.Δ	1,939	80,333
PerkinElmer, Inc.	2,539	110,700
Quest Diagnostics, Inc.Δ	3,242	196,725
Regeneron Pharma-ceuticals, Inc.*	1,660	598,463
St. Jude Medical, Inc.	6,441	387,297
Stryker Corporation	6,788	548,131
Tenet Healthcare CorporationΔ*	2,255	133,924
Thermo Fisher Scientific, Inc.	8,971	1,091,771
UnitedHealth Group, Inc.	21,854	1,884,907
Universal Health Services, Inc. Class B	2,051	214,329
Varian Medical Systems, Inc.Δ*	2,323	186,119
Vertex Pharmaceuticals, Inc.*	5,339	599,623
WellPoint, Inc.	6,167	737,696
Zimmer Holdings, Inc.	3,814	383,498
Zoetis, Inc.	11,397	421,119

		42,733,866

Materials & Processing — 3.5%
Air Products & Chemicals, Inc.	4,312	561,336
Airgas, Inc.	1,532	169,516
Alcoa, Inc.	26,546	427,125
Allegheny Technologies, Inc.Δ	2,381	88,335
Ball CorporationΔ	3,080	194,872
Bemis Co., Inc.	2,220	84,404
CF Industries Holdings, Inc.	1,117	311,889
Dow Chemical Co. (The)	25,247	1,323,953
E.I. du Pont de Nemours & Co.	20,513	1,472,013
Eastman Chemical Co.	3,405	275,430
Ecolab, Inc.	6,083	698,511
Fastenal Co.Δ	6,114	274,519
FMC Corporation	2,957	169,111
Freeport-McMoRan, Inc.	23,369	762,998
International Flavors & Fragrances, Inc.	1,839	176,323
International Paper Co.	9,588	457,731
Martin Marietta Materials, Inc.	1,423	183,482
Masco Corporation	7,924	189,542
MeadWestvaco Corporation	3,690	151,069
Monsanto Co.	11,790	1,326,493
Mosaic Co. (The)	7,188	319,219
Newmont Mining Corporation	11,013	253,850
Nucor Corporation	7,233	392,607
Owens-Illinois, Inc.*	3,629	94,535
PPG Industries, Inc.	3,112	612,255
Praxair, Inc.	6,586	849,594
Precision Castparts Corporation	3,214	761,332

See Notes to Schedules of Investments.	89

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sealed Air Corporation	4,782	$166,796
Sherwin-Williams Co. (The)	1,860	407,321
Sigma-Aldrich Corporation	2,685	365,187
Vulcan Materials Co.	2,940	177,076

		13,698,424

Producer Durables — 10.0%
3M Co.	14,564	2,063,428
ADT Corporation (The)Δ	3,922	139,074
Agilent Technologies, Inc.	7,545	429,914
AMETEK, Inc.	5,440	273,142
Automatic Data Processing, Inc.	10,849	901,335
Avery Dennison Corporation	2,177	97,203
Boeing Co. (The)	15,088	1,921,909
C.H. Robinson Worldwide, Inc.Δ	3,378	224,029
Caterpillar, Inc.Δ	14,129	1,399,195
Cintas CorporationΔ	2,148	151,627
CSX Corporation	22,631	725,550
Cummins, Inc.	3,859	509,311
Danaher Corporation	13,709	1,041,610
Deere & Co.Δ	8,056	660,511
Delta Air Lines, Inc.	18,844	681,211
Dover Corporation	3,764	302,362
Emerson Electric Co.	15,779	987,450
Expeditors International of Washington, Inc.	4,422	179,445
FedEx Corporation	5,951	960,789
FLIR Systems, Inc.	3,049	95,556
Flowserve Corporation	3,075	216,849
Fluor Corporation	3,600	240,444
General Dynamics Corporation	7,135	906,787
General Electric Co.	225,623	5,780,461
Honeywell International, Inc.	17,615	1,640,309
Illinois Tool Works, Inc.	8,182	690,724
Iron Mountain, Inc. REITΔ	3,835	125,213
Jacobs Engineering Group, Inc.Δ*	2,935	143,287
Joy Global, Inc.Δ	2,236	121,951
Kansas City Southern	2,522	305,666
L-3 Communications Holdings, Inc.	1,968	234,035
Lockheed Martin Corporation	6,063	1,108,195
Norfolk Southern Corporation	6,977	778,633
Northrop Grumman Corporation	4,667	614,924
PACCAR, Inc.	8,010	455,569
Pall Corporation	2,393	200,294
Parker Hannifin Corporation	3,386	386,512
Paychex, Inc.Δ	7,375	325,975
Pitney Bowes, Inc.	4,753	118,778
Quanta Services, Inc.*	4,804	174,337
Raytheon Co.	7,036	714,998
Republic Services, Inc.	5,669	221,204
Robert Half International, Inc.	3,184	156,016
Rockwell Automation, Inc.	3,068	337,112
Rockwell Collins, Inc.	3,052	239,582
Roper Industries, Inc.	2,274	332,663
Ryder System, Inc.	1,151	103,556
Snap-on, Inc.	1,342	162,489
Southwest Airlines Co.	15,460	522,084
Stanley Black & Decker, Inc.	3,470	308,101
Stericycle, Inc.*	1,876	218,667
Textron, Inc.	6,340	228,177
Union Pacific Corporation	20,152	2,184,880
United Parcel Service, Inc. Class B	15,861	1,558,978
United Rentals, Inc.*	2,153	239,198
United Technologies Corporation	19,135	2,020,656
W.W. Grainger, Inc.Δ	1,385	348,535
Waste Management, Inc.	9,766	464,178
Waters Corporation*	1,910	189,319
Xerox Corporation	24,339	322,005
Xylem, Inc.	4,220	149,768

		39,335,760

Technology — 16.8%
Adobe Systems, Inc.*	10,629	735,420
Akamai Technologies, Inc.*	4,087	244,403
Altera Corporation	6,937	248,206
Amphenol Corporation Class A	3,505	350,009
Analog Devices, Inc.	7,121	352,418
Apple, Inc.	134,732	13,574,249
Applied Materials, Inc.	27,395	592,006
Autodesk, Inc.*	5,047	278,090
Broadcom Corporation Class A	12,105	489,284
CA, Inc.	7,120	198,933
Cisco Systems, Inc.	114,740	2,888,006
Citrix Systems, Inc.*	3,668	261,675
Cognizant Technology Solutions Corporation Class A*	13,682	612,543
Computer Sciences Corporation	3,277	200,389
Corning, Inc.	28,953	559,951
Electronic Arts, Inc.*	7,006	249,484
EMC Corporation	45,652	1,335,778
F5 Networks, Inc.*	1,633	193,902
Facebook, Inc. Class A*	43,873	3,467,722
Google, Inc. Class A*	6,391	3,760,528
Google, Inc. Class C*	6,391	3,689,908
Harris Corporation	2,377	157,833
Hewlett-Packard Co.	42,079	1,492,542
Intel Corporation	111,408	3,879,227
International Business Machines Corporation	20,872	3,962,132
Intuit, Inc.	6,389	559,996
Jabil Circuit, Inc.Δ	4,686	94,517
Juniper Networks, Inc.	9,036	200,147
KLA-Tencor CorporationΔ	3,680	289,910
Lam Research Corporation	3,648	272,506
Linear Technology Corporation	5,257	233,358
Microchip Technology, Inc.Δ	4,556	215,180
Micron Technology, Inc.*	24,078	824,912
Microsoft Corporation	185,399	8,595,098
Motorola Solutions, Inc.	4,968	314,375
NetApp, Inc.	7,183	308,582
NVIDIA CorporationΔ	11,597	213,965
Oracle Corporation	73,169	2,800,909
QUALCOMM, Inc.	37,712	2,819,726
Red Hat, Inc.*	4,240	238,076
Salesforce.com, Inc.*	12,951	745,071
SanDisk Corporation	5,011	490,827
Symantec Corporation	15,691	368,895
Teradata CorporationΔ*	3,489	146,259
Texas Instruments, Inc.	24,045	1,146,706
VeriSign, Inc.Δ*	2,528	139,343
Western Digital Corporation	4,949	481,637

90	See Notes to Schedules of Investments.

	Shares	Value
Xilinx, Inc.	6,012	$254,608
Yahoo!, Inc.*	20,808	847,926

		66,377,167

Utilities — 5.4%
AES Corporation	14,722	208,758
AGL Resources, Inc.	2,774	142,417
Ameren Corporation	5,467	209,550
American Electric Power Co., Inc.	10,972	572,848
AT&T, Inc.	116,755	4,114,446
CenterPoint Energy, Inc.	9,618	235,353
CenturyLink, Inc.	12,781	522,615
CMS Energy Corporation	6,259	185,642
Consolidated Edison, Inc.Δ	6,511	368,913
Dominion Resources, Inc.	13,091	904,457
DTE Energy Co.	3,970	302,038
Duke Energy CorporationΔ	15,930	1,191,086
Edison International	7,377	412,522
Entergy Corporation	4,091	316,357
Exelon CorporationΔ	19,311	658,312
FirstEnergy Corporation	9,584	321,735
Frontier Communications CorporationΔ	23,107	150,427
Integrys Energy Group, Inc.Δ	1,743	112,981
NextEra Energy, Inc.	9,807	920,681
NiSource, Inc.	7,041	288,540
Northeast Utilities	7,059	312,714
NRG Energy, Inc.	7,755	236,372
Pepco Holdings, Inc.	5,587	149,508
PG&E CorporationΔ	10,710	482,378
Pinnacle West Capital Corporation	2,558	139,769
PPL Corporation	14,948	490,892
Public Service Enterprise Group, Inc.	11,257	419,211
SCANA CorporationΔ	3,253	161,381
Sempra Energy	5,238	551,981
Southern Co. (The)Δ	20,081	876,536
TECO Energy, Inc.Δ	5,165	89,768
Verizon Communications, Inc.	93,162	4,657,168
Windstream Holdings, Inc.Δ	13,755	148,279
Wisconsin Energy CorporationΔ	5,014	215,602
Xcel Energy, Inc.	11,339	344,706

		21,415,943

Total Common Stocks (Cost $215,193,173)		362,240,131

FOREIGN COMMON STOCKS — 3.5%
Bermuda — 0.1%
Invesco, Ltd.	9,668	381,693
Nabors Industries, Ltd.	6,689	152,241

		533,934

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.*	4,596	328,108

Curacao — 0.8%
Schlumberger, Ltd.	29,175	2,966,806

Ireland — 1.1%
Accenture PLC Class A	14,239	1,157,915
Allegion PLC	2,100	100,044
Covidien PLC	10,141	877,298
Eaton Corporation PLC	10,719	679,263
Ingersoll-Rand PLC	6,010	338,723
Mallinckrodt PLCΔ*	2,546	229,522
Pentair PLC	4,330	283,572
Seagate Technology PLCΔ	7,330	419,789
XL Group PLC	5,999	198,987

		4,285,113

Jersey — 0.1%
Delphi Automotive PLC	6,734	413,064

Netherlands — 0.4%
LyondellBasell Industries NV Class A	9,563	1,039,116
Nielsen NV	6,934	307,384

		1,346,500

Panama — 0.1%
Carnival Corporation	10,218	410,457

Singapore — 0.1%
Avago Technologies, Ltd.	5,706	496,422

Switzerland — 0.5%
ACE, Ltd.	7,519	788,518
Garmin, Ltd.Δ	2,770	144,012
TE Connectivity, Ltd.	9,202	508,779
Transocean, Ltd.Δ	7,787	248,950
Tyco International, Ltd.	9,968	444,274

		2,134,533

United Kingdom — 0.2%
Aon PLC	6,532	572,661
Ensco PLC Class AΔ	5,152	212,829
Noble Corporation PLCΔ	5,519	122,632

		908,122

Total Foreign Common Stocks (Cost $9,422,189)		13,823,059

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+* (Cost $0)	65,600	—

MONEY MARKET FUNDS — 12.0%
GuideStone Money Market Fund (Investor Class)¥	16,821,130	16,821,130
Northern Institutional Liquid Assets Portfolio§	30,414,434	30,414,434

Total Money Market Funds (Cost $47,235,564)		47,235,564

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.04%, 10/02/14‡‡ (Cost $534,999)	$535,000	535,000

TOTAL INVESTMENTS — 107.5% (Cost $272,385,925)		423,833,754
Liabilities in Excess of Other Assets — (7.5)%		(29,642,263)

NET ASSETS — 100.0%		$394,191,491

See Notes to Schedules of Investments.	91

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$362,240,131	$362,240,131	$—	$—
Foreign Common Stocks	13,823,059	13,823,059	—	—
Money Market Funds	47,235,564	47,235,564	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	535,000	—	535,000	—

Total Assets — Investments in Securities	$423,833,754	$423,298,754	$535,000	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(201,403)	$(201,403)	$—	$—

Total Liabilities — Other Financial Instruments	$(201,403)	$(201,403)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

92	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.1%
Consumer Discretionary — 9.9%
Avis Budget Group, Inc.Δ*	60,300	$3,309,867
CBS Corporation Class B	1,762	94,267
Comcast Corporation Class AΔ	219,139	11,785,295
Costco Wholesale Corporation	826	103,514
Dana Holding CorporationΔ	323,415	6,199,866
DIRECTV*	47,400	4,101,048
Foot Locker, Inc.	91,400	5,086,410
Ford Motor Co.	923,667	13,661,035
Gap, Inc. (The)	186,600	7,779,354
General Motors Co.	56,504	1,804,738
Home Depot, Inc. (The)	94,608	8,679,338
J.C. Penney Co., Inc.Δ*	172,700	1,733,908
Johnson Controls, Inc.	282,908	12,447,952
Lear Corporation	47,300	4,087,193
Lennar Corporation Class AΔ	166,151	6,451,643
Macy’s, Inc.	70,060	4,076,091
Target CorporationΔ	225,353	14,125,126
Time Warner, Inc.	86,922	6,537,404
Twenty-First Century Fox, Inc. Class A	17,400	596,646
Wal-Mart Stores, Inc.	277,579	21,226,466
Walt Disney Co. (The)	9,860	877,836
Whirlpool CorporationΔ	18,700	2,723,655

		137,488,652

Consumer Staples — 4.0%
Archer-Daniels-Midland Co.	54,155	2,767,320
Coca-Cola Enterprises, Inc.	89,630	3,975,987
Colgate-Palmolive Co.	3,348	218,357
CVS Health Corporation	35,360	2,814,302
Dr. Pepper Snapple Group, Inc.Δ	53,700	3,453,447
Kellogg Co.	769	47,370
Kimberly-Clark Corporation	2,314	248,917
Kroger Co. (The)	100,200	5,210,400
Mondelez International, Inc. Class A	267,862	9,178,291
PepsiCo, Inc.	95,965	8,933,382
Procter & Gamble Co. (The)	89,767	7,517,089
Rite Aid Corporation*	114,790	555,584
Sysco CorporationΔ	106,459	4,040,119
Tyson Foods, Inc. Class A	133,450	5,253,927
Walgreen Co.	8,287	491,170

		54,705,662

Energy — 9.7%
Anadarko Petroleum Corporation	16,480	1,671,731
Apache Corporation	13,530	1,270,061
Baker Hughes, Inc.	212,023	13,794,217
Cameron International Corporation*	71,500	4,746,170
Chevron Corporation	181,520	21,658,967
ConocoPhillips	223,608	17,110,484
Devon Energy Corporation	14,377	980,224
Exxon Mobil Corporation	246,603	23,193,012
Halliburton Co.	70,000	4,515,700
Hess Corporation	9,790	923,393
Kinder Morgan, Inc.Δ	16,907	648,214
Marathon Oil Corporation	23,809	894,980
Marathon Petroleum Corporation	61,102	5,173,506
National Oilwell Varco, Inc.	13,822	1,051,854
Occidental Petroleum Corporation	146,140	14,051,361
Oil States International, Inc.*	4,710	291,549
Patterson-UTI Energy, Inc.	56,470	1,836,969
Phillips 66	11,739	954,498
SM Energy Co.	62,500	4,875,000
Spectra Energy Corporation	23,795	934,192
Superior Energy Services, Inc.	44,300	1,456,141
Tesoro CorporationΔ	53,080	3,236,819
Valero Energy Corporation	192,431	8,903,782

		134,172,824

Financial Services — 23.8%
Aflac, Inc.	15,930	927,922
Allstate Corporation (The)	116,724	7,163,352
American Express Co.	114,800	10,049,592
American Financial Group, Inc.	22,630	1,310,051
American International Group, Inc.	360,840	19,492,577
Ameriprise Financial, Inc.	96,968	11,963,912
Assurant, Inc.	37,500	2,411,250
Bank of America Corporation	993,623	16,941,272
Bank of New York Mellon Corporation (The)	40,194	1,556,714
BB&T Corporation	25,512	949,301
Berkshire Hathaway, Inc. Class B*	64,402	8,896,492
BlackRock, Inc.	2,773	910,431
Capital One Financial Corporation	300,841	24,554,642
CBOE Holdings, Inc.	54,200	2,901,055
CBRE Group, Inc. Class A*	102,640	3,052,514
Charles Schwab Corporation (The)	33,071	971,957
Chubb Corporation (The)	36,531	3,327,243
CIT Group, Inc.	80,100	3,681,396
Citigroup, Inc.	524,818	27,196,069
CME Group, Inc.Δ	11,241	898,774
Discover Financial Services	121,720	7,837,551
Equity Residential REIT	12,833	790,256
Franklin Resources, Inc.Δ	2,429	132,648
Genworth Financial, Inc. Class A*	299,600	3,924,760
Goldman Sachs Group, Inc. (The)	30,645	5,625,503
Hartford Financial Services Group, Inc. (The)	136,775	5,094,869
Huntington Bancshares, Inc.	115,150	1,120,409
JPMorgan Chase & Co.	781,363	47,069,307
KeyCorp	370,600	4,940,098
Lincoln National Corporation	25,800	1,382,364
Marsh & McLennan Cos., Inc.	6,275	328,433
McGraw Hill Financial, Inc.	57,600	4,864,320
MetLife, Inc.	32,976	1,771,471
Morgan Stanley	54,065	1,869,027
Navient Corporation	208,560	3,693,597
PNC Financial Services Group, Inc. (The)	18,815	1,610,188
Prudential Financial, Inc.	16,181	1,422,957
Public Storage REIT	439	72,804
Radian Group, Inc.Δ	159,000	2,267,340
Reinsurance Group of America, Inc.	29,460	2,360,630

See Notes to Schedules of Investments.	93

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RLJ Lodging Trust REITΔ	33,500	$953,745
Simon Property Group, Inc. REIT	2,803	460,869
SLM Corporation	354,569	3,035,111
State Street Corporation	310,380	22,847,072
Travelers Cos., Inc. (The)	167,903	15,772,808
Unum Group	74,060	2,546,183
US Bancorp	60,469	2,529,418
Waddell & Reed Financial, Inc. Class A	16,800	868,392
Wells Fargo & Co.	613,929	31,844,497

		328,193,143

Healthcare — 10.9%
Abbott Laboratories	52,922	2,201,026
Aetna, Inc.	45,622	3,695,382
Amgen, Inc.	1,332	187,093
Biogen Idec, Inc.*	14,800	4,895,988
Bristol-Myers Squibb Co.	37,530	1,920,785
Cardinal Health, Inc.	78,500	5,881,220
Cigna Corporation	144,511	13,105,703
Eli Lilly & Co.	34,682	2,249,128
Express Scripts Holding Co.*	79,563	5,619,535
Gilead Sciences, Inc.*	11,000	1,170,950
HCA Holdings, Inc.*	46,000	3,243,920
Humana, Inc.	31,100	4,052,019
Johnson & Johnson	352,255	37,546,860
McKesson Corporation	27,800	5,411,826
Medtronic, Inc.Δ	259,997	16,106,814
Mylan, Inc.*	162,390	7,387,121
Omnicare, Inc.	67,500	4,202,550
Stryker Corporation	4,724	381,463
Thermo Fisher Scientific, Inc.	8,378	1,019,603
United Therapeutics CorporationΔ*	35,300	4,541,345
UnitedHealth Group, Inc.	118,103	10,186,384
WellPoint, Inc.Δ	125,591	15,023,195

		150,029,910

Materials & Processing — 2.5%
Air Products & Chemicals, Inc.	7,417	965,545
Alcoa, Inc.	45,200	727,268
Allegheny Technologies, Inc.	137,485	5,100,694
CF Industries Holdings, Inc.	14,700	4,104,534
Dow Chemical Co. (The)	35,670	1,870,535
E.I. du Pont de Nemours & Co.Δ	131,601	9,443,688
Freeport-McMoRan, Inc.	36,583	1,194,435
Sealed Air Corporation	194,955	6,800,030
United States Steel CorporationΔ	130,520	5,112,468

		35,319,197

Producer Durables — 10.0%
ADT Corporation (The)Δ	99,835	3,540,149
Alaska Air Group, Inc.	76,100	3,313,394
Alliant Techsystems, Inc.	29,030	3,705,389
Caterpillar, Inc.Δ	17,350	1,718,171
CSX Corporation	35,170	1,127,550
Danaher Corporation	16,400	1,246,072
Deere & Co.Δ	9,894	811,209
Delta Air Lines, Inc.	128,961	4,661,940
Emerson Electric Co.	202,737	12,687,281
Exelis, Inc.	118,400	1,958,336
FedEx Corporation	35,516	5,734,058
General Dynamics Corporation	61,299	7,790,490
General Electric Co.	792,648	20,307,642
Honeywell International, Inc.	72,800	6,779,136
Huntington Ingalls Industries, Inc.	28,580	2,978,322
Lexmark International, Inc. Class A	60,800	2,584,000
Lockheed Martin Corporation	20,900	3,820,102
Norfolk Southern Corporation	58,483	6,526,703
Northrop Grumman Corporation	55,631	7,329,941
Raytheon Co.	11,011	1,118,938
Southwest Airlines Co.	114,400	3,863,288
Stanley Black & Decker, Inc.	120,000	10,654,800
Terex CorporationΔ	181,260	5,758,630
Textron, Inc.	275,095	9,900,669
Trinity Industries, Inc.Δ	83,200	3,887,104
United Technologies Corporation	28,702	3,030,931
Vectrus, Inc.*	6,578	128,464
Waste Management, Inc.	14,816	704,204

		137,666,913

Technology — 10.3%
Apple, Inc.	55,000	5,541,250
Applied Materials, Inc.	253,220	5,472,084
Arrow Electronics, Inc.*	43,930	2,431,526
Avnet, Inc.	40,200	1,668,300
Cisco Systems, Inc.	499,601	12,574,957
Computer Sciences Corporation	14,400	880,560
Corning, Inc.	228,280	4,414,935
EMC Corporation	64,994	1,901,724
Hewlett-Packard Co.	66,725	2,366,736
Ingram Micro, Inc. Class A*	94,240	2,432,334
Intel Corporation	947,134	32,979,206
Lam Research Corporation	71,880	5,369,436
Micron Technology, Inc.*	46,822	1,604,122
Microsoft Corporation	554,372	25,700,686
NetApp, Inc.	44,400	1,907,424
Oracle Corporation	294,400	11,269,632
Texas Instruments, Inc.	179,600	8,565,124
Western Digital Corporation	142,425	13,860,801
Yahoo!, Inc.*	35,477	1,445,688

		142,386,525

Utilities — 7.0%
AES Corporation	677,400	9,605,532
American Electric Power Co., Inc.	224,121	11,701,358
AT&T, Inc.Δ	801,116	28,231,328
Calpine Corporation*	123,110	2,671,487
CenturyLink, Inc.Δ	103,879	4,247,612
Dominion Resources, Inc.	19,212	1,327,357
Duke Energy CorporationΔ	24,851	1,858,109
Edison International	96,700	5,407,464
Entergy Corporation	76,800	5,938,944
Exelon CorporationΔ	30,223	1,030,302
NextEra Energy, Inc.	15,299	1,436,270
PG&E CorporationΔ	16,534	744,691
Public Service Enterprise Group, Inc.	214,700	7,995,428
Southern Co. (The)Δ	31,238	1,363,539
Sprint CorporationΔ*	26,553	168,346
T-Mobile US, Inc.Δ*	9,285	268,058

94	See Notes to Schedules of Investments.

	Shares	Value
Verizon Communications, Inc.	261,324	$13,063,587

		97,059,412

Total Common Stocks (Cost $932,182,851)		1,217,022,238

FOREIGN COMMON STOCKS — 8.8%
Bermuda — 1.3%
Axis Capital Holdings, Ltd.	50,900	2,409,097
Bunge, Ltd.	16,000	1,347,680
Everest Re Group, Ltd.Δ	22,500	3,645,225
Nabors Industries, Ltd.	178,595	4,064,822
PartnerRe, Ltd.	30,200	3,318,678
RenaissanceRe Holdings, Ltd.Δ	32,700	3,269,673

		18,055,175

Canada — 0.7%
Catamaran Corporation*	106,600	4,493,190
Magna International, Inc.	46,300	4,394,333
Thomson Reuters CorporationΔ	12,716	462,990

		9,350,513

Cayman Islands — 0.0%
Herbalife, Ltd.Δ	16,010	700,438

France — 1.1%
Sanofi ADRΔ	274,400	15,484,392

Guernsey — 0.1%
Amdocs, Ltd.	37,790	1,733,805

Ireland — 1.3%
Covidien PLC	15,873	1,373,173
CRH PLC ADRΔ	520,900	11,881,729
Eaton Corporation PLC	16,799	1,064,553
Pentair PLC	57,064	3,737,121

		18,056,576

Jersey — 0.9%
Delphi Automotive PLC	196,900	12,077,846

Netherlands — 0.4%
LyondellBasell Industries NV Class A	46,100	5,009,226

Panama — 0.0%
Carnival Corporation	14,880	597,730

Singapore — 0.3%
Flextronics International, Ltd.*	342,400	3,533,568

Switzerland — 0.7%
ACE, Ltd.	19,588	2,054,193
Allied World Assurance Company Holdings AG	34,800	1,282,032
Tyco International, Ltd.	146,270	6,519,254

		9,855,479

United Kingdom — 2.0%
BP PLC ADR	254,300	11,176,485
Ensco PLC Class AΔ	98,500	4,069,035
GlaxoSmithKline PLC ADRΔ	270,900	12,453,273

		27,698,793

Total Foreign Common Stocks (Cost $108,805,148)		122,153,541

MONEY MARKET FUNDS — 12.2%
GuideStone Money Market Fund (Investor Class)¥	36,939,892	36,939,892
Northern Institutional Liquid Assets Portfolio§	130,867,729	130,867,729

Total Money Market Funds (Cost $167,807,621)		167,807,621

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.04%, 10/02/14‡‡ (Cost $649,999)	$650,000	650,000

TOTAL INVESTMENTS — 109.2% (Cost $1,209,445,619)		1,507,633,400
Liabilities in Excess of Other Assets — (9.2)%		(126,429,098)

Net Assets — 100.0%		$1,381,204,302

See Notes to Schedules of Investments.	95

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,217,022,238	$1,217,022,238	$—	$—
Foreign Common Stocks	122,153,541	122,153,541	—	—
Money Market Funds	167,807,621	167,807,621	—	—
U.S. Treasury Obligation	650,000	—	650,000	—

Total Assets — Investments in Securities	$1,507,633,400	$1,506,983,400	$650,000	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(451,427)	$(451,427)	$—	$—

Total Liabilities — Other Financial Instruments	$(451,427)	$(451,427)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

96	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.6%
Consumer Discretionary — 18.0%
Amazon.com, Inc.*	74,100	$23,892,804
CBS Corporation Class B	112,447	6,015,914
Chipotle Mexican Grill, Inc.*	27,395	18,261,233
Comcast Corporation Class AΔ	115,278	6,199,651
Costco Wholesale Corporation	78,090	9,786,239
Discovery Communications, Inc. Class A*	68,162	2,576,524
Discovery Communications, Inc. Class C*	89,400	3,332,832
Estee Lauder Cos., Inc. (The) Class A	232,766	17,392,275
Fortune Brands Home & Security, Inc.	121,130	4,979,654
Fossil Group, Inc.*	32,858	3,085,366
Jarden Corporation*	110,000	6,612,100
Kate Spade & Co.*	145,260	3,810,170
Kohl’s CorporationΔ	53,800	3,283,414
Lennar Corporation Class AΔ	116,110	4,508,551
Marriott International, Inc. Class A	103,620	7,243,038
NIKE, Inc. Class B	360,675	32,172,210
Priceline Group, Inc. (The)*	24,851	28,791,872
Ralph Lauren Corporation	25,620	4,220,383
Skechers U.S.A., Inc. Class AΔ*	18,493	985,862
Starbucks Corporation	292,119	22,043,300
Starwood Hotels & Resorts Worldwide, Inc.	178,947	14,890,180
Tesla Motors, Inc.Δ*	21,209	5,147,000
Tiffany & Co.Δ	26,200	2,523,322
TripAdvisor, Inc.Δ*	11,597	1,060,198
Twenty-First Century Fox, Inc. Class A	194,500	6,669,405
Ulta Salon Cosmetics & Fragrance, Inc.*	38,731	4,576,842
Under Armour, Inc. Class AΔ*	52,858	3,652,488
Walt Disney Co. (The)	175,901	15,660,466

		263,373,293

Consumer Staples — 2.8%
Church & Dwight Co., Inc.	76,700	5,381,272
CVS Health Corporation	42,744	3,401,995
Keurig Green Mountain, Inc.	16,819	2,188,657
Mead Johnson Nutrition Co.	84,170	8,098,837
Monster Beverage Corporation*	54,020	4,952,013
Walgreen Co.	68,770	4,075,998
Whole Foods Market, Inc.Δ	344,627	13,133,735

		41,232,507

Energy — 6.2%
Anadarko Petroleum Corporation	56,640	5,745,562
Antero Resources CorporationΔ*	59,633	3,273,255
Continental Resources, Inc.Δ*	148,396	9,865,366
EOG Resources, Inc.	81,528	8,072,902
FMC Technologies, Inc.*	340,412	18,487,776
Halliburton Co.	282,613	18,231,365
National Oilwell Varco, Inc.	116,000	8,827,600
Pioneer Natural Resources Co.Δ	47,233	9,303,484
Southwestern Energy Co.*	234,300	8,188,785

		89,996,095

Financial Services — 11.6%
Affiliated Managers Group, Inc.*	21,010	4,209,564
American Express Co.	63,100	5,523,774
BlackRock, Inc.	15,580	5,115,226
Charles Schwab Corporation (The)	772,737	22,710,740
Citigroup, Inc.	127,450	6,604,459
Discover Financial Services	181,613	11,694,061
FleetCor Technologies, Inc.*	74,312	10,561,222
Goldman Sachs Group, Inc. (The)	24,200	4,442,394
JPMorgan Chase & Co.	149,830	9,025,759
MasterCard, Inc. Class A	175,540	12,975,917
Morgan Stanley	505,290	17,467,875
SunTrust Banks, Inc.	149,940	5,702,218
Visa, Inc. Class AΔ	251,493	53,661,061

		169,694,270

Healthcare — 16.5%
AbbVie, Inc.Δ	139,070	8,032,683
Alexion Pharmaceuticals, Inc.*	56,100	9,302,502
Allergan, Inc.	43,130	7,685,335
athenahealth, Inc.Δ*	51,100	6,729,359
Biogen Idec, Inc.*	119,657	39,583,732
BioMarin Pharmaceutical, Inc.*	95,400	6,884,064
Bristol-Myers Squibb Co.	90,475	4,630,510
Brookdale Senior Living, Inc.*	36,200	1,166,364
Celgene Corporation*	107,998	10,236,050
Cerner Corporation*	150,600	8,971,242
Cooper Cos., Inc. (The)Δ	20,930	3,259,848
Covance, Inc.*	53,586	4,217,218
DaVita HealthCare Partners, Inc.*	85,884	6,281,556
Express Scripts Holding Co.*	125,319	8,851,281
Gilead Sciences, Inc.*	440,264	46,866,103
HCA Holdings, Inc.*	164,443	11,596,520
Illumina, Inc.*	17,150	2,811,228
Intuitive Surgical, Inc.*	16,927	7,817,227
McKesson Corporation	84,383	16,426,839
Pacira Pharmaceuticals, Inc.Δ*	19,805	1,919,501
Regeneron Pharma-ceuticals, Inc.*	58,620	21,133,682
Salix Pharmaceuticals, Ltd.Δ*	23,450	3,663,828
Thermo Fisher Scientific, Inc.	33,540	4,081,818

		242,148,490

Materials & Processing — 4.6%
Alcoa, Inc.	229,759	3,696,822
Ecolab, Inc.	60,797	6,981,319
Fastenal Co.Δ	125,567	5,637,958
Masco Corporation	190,678	4,561,018
Monsanto Co.	158,254	17,805,158
PPG Industries, Inc.	41,239	8,113,361
Precision Castparts Corporation	19,190	4,545,727
Sherwin-Williams Co. (The)	59,944	13,127,137
United States Steel CorporationΔ	72,100	2,824,157

		67,292,657

Producer Durables — 5.0%
B/E Aerospace, Inc.*	63,920	5,365,445

See Notes to Schedules of Investments.	97

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cummins, Inc.	37,950	$5,008,641
Danaher Corporation	94,138	7,152,605
Delta Air Lines, Inc.	208,197	7,526,321
Fluor Corporation	54,735	3,655,751
General Dynamics Corporation	44,904	5,706,849
National Instruments Corporation	111,704	3,455,005
Stericycle, Inc.*	52,234	6,088,395
Union Pacific Corporation	147,447	15,986,204
United Continental Holdings, Inc.*	106,275	4,972,607
United Rentals, Inc.Δ*	36,110	4,011,821
Verisk Analytics, Inc. Class A*	63,210	3,848,857

		72,778,501

Technology — 19.9%
Activision Blizzard, Inc.	113,310	2,355,715
Adobe Systems, Inc.*	121,000	8,371,990
Amphenol Corporation Class A	64,741	6,465,036
ANSYS, Inc.*	48,085	3,638,592
Apple, Inc.	459,005	46,244,754
Cognizant Technology Solutions Corporation Class A*	90,774	4,063,952
Equinix, Inc.*	14,100	2,995,968
Facebook, Inc. Class A*	566,559	44,780,823
Google, Inc. Class A*	72,260	42,518,507
Google, Inc. Class C*	29,887	17,255,558
Lam Research Corporation	66,550	4,971,285
LinkedIn Corporation, Class A*	92,302	19,179,433
Microsoft Corporation	233,770	10,837,577
NetSuite, Inc.Δ*	17,585	1,574,561
QUALCOMM, Inc.	103,311	7,724,563
Rovi Corporation*	7	138
Salesforce.com, Inc.Δ*	563,973	32,445,367
ServiceNow, Inc.*	54,405	3,197,926
Splunk, Inc.Δ*	209,121	11,576,939
Tableau Software, Inc. Class AΔ*	29,100	2,114,115
Twitter, Inc.*	46,200	2,382,996
VMware, Inc. Class AΔ*	77,160	7,240,694
Western Digital Corporation	32,493	3,162,219
Workday, Inc. Class AΔ*	42,177	3,479,602
Yahoo!, Inc.*	85,410	3,480,458

		292,058,768

Total Common Stocks (Cost $926,640,070)		1,238,574,581

FOREIGN COMMON STOCKS — 10.2%
Bermuda — 0.3%
Genpact, Ltd.*	250,803	4,093,105

Canada — 1.1%
Canadian Pacific Railway, Ltd.	80,830	16,769,800

China — 2.4%
Alibaba Group Holding, Ltd.
ADRΔ*	157,440	13,988,544
Baidu, Inc. ADR*	100,500	21,932,115

		35,920,659

Curacao — 2.3%
Schlumberger, Ltd.	326,401	33,191,718

France — 0.1%
Hermes InternationalΔ	3,632	1,086,072

Ireland — 0.8%
Accenture PLC Class AΔ	38,221	3,108,132
Eaton Corporation PLC	27,440	1,738,873
Jazz pharmaceuticals PLCΔ*	17,140	2,751,998
Weatherford International PLC*	170,800	3,552,640

		11,151,643

Jersey — 0.1%
Delphi Automotive PLC	31,957	1,960,242

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.	72,656	4,889,022

Netherlands — 2.0%
ASML Holding NVΔ	126,393	12,490,156
Core Laboratories NV	40,592	5,940,639
LyondellBasell Industries NV Class A	54,763	5,950,548
NXP Semiconductor NV*	67,200	4,598,496

		28,979,839

Switzerland — 0.2%
Garmin, Ltd.Δ	53,500	2,781,465

United Kingdom — 0.6%
ARM Holdings PLC ADRΔ	206,300	9,013,247

Total Foreign Common Stocks (Cost $113,393,813)		149,836,812

MONEY MARKET FUNDS — 18.0%
GuideStone Money Market Fund (Investor Class)¥	71,037,234	71,037,234
Northern Institutional Liquid Assets Portfolio§	193,115,767	193,115,767

Total Money Market Funds (Cost $264,153,001)		264,153,001

TOTAL INVESTMENTS — 112.8% (Cost $1,304,186,884)		1,652,564,394
Liabilities in Excess of Other Assets — (12.8)%		(188,147,226)

NET ASSETS — 100.0%		$1,464,417,168

98	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,238,574,581	$1,238,574,581	$—	$—
Foreign Common Stocks	149,836,812	149,836,812	—	—
Money Market Funds	264,153,001	264,153,001	—	—

Total Assets — Investments in Securities	$1,652,564,394	$1,652,564,394	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(775,522)	$(775,522)	$—	$—

Total Liabilities — Other Financial Instruments	$(775,522)	$(775,522)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

See Notes to Schedules of Investments.	99

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.9%
Consumer Discretionary — 13.7%
American Eagle Outfitters, Inc.Δ	92,400	$1,341,648
Asbury Automotive Group, Inc.*	3,170	204,211
Avis Budget Group, Inc.*	14,210	779,987
Big Lots, Inc.	69,800	3,004,890
Bright Horizons Family Solutions, Inc.Δ*	48,200	2,027,292
Buffalo Wild Wings, Inc.Δ*	5,490	737,142
Burlington Stores, Inc.Δ*	37,400	1,490,764
Cablevision Systems Corporation Class AΔ	48,830	855,013
Children’s Place, Inc. (The)Δ	6,400	305,024
Cooper Tire & Rubber Co.	75,300	2,161,110
Deckers Outdoor Corporation*	15,200	1,477,136
Destination Maternity CorporationΔ	32,000	494,080
Destination XL Group, Inc.Δ*	330,288	1,558,959
Dorman Products, Inc.Δ*	48,500	1,942,910
Drew Industries, Inc.*	64,120	2,705,223
Fiesta Restaurant Group, Inc.Δ*	8,622	428,341
Finish Line, Inc. (The) Class A	8,090	202,493
Foot Locker, Inc.	48,700	2,710,155
Fox Factory Holding CorporationΔ*	85,900	1,331,450
G-III Apparel Group, Ltd.Δ*	33,800	2,800,668
Grand Canyon Education, Inc.*	41,900	1,708,263
Harman International Industries, Inc.	10,278	1,007,655
Hillenbrand, Inc.	44,800	1,383,872
HomeAway, Inc.Δ*	12,900	457,950
Inter Parfums, Inc.	35,800	984,500
Jack in the Box, Inc.	10,600	722,814
Kona Grill, Inc.Δ*	34,900	688,577
Lear Corporation	21,700	1,875,097
Libbey, Inc.*	87,900	2,308,254
Lithia Motors, Inc. Class A	17,300	1,309,437
Malibu Boats, Inc. Class A*	39,600	733,392
Mattress Firm Holding CorporationΔ*	13,800	828,828
Meritor, Inc.Δ*	172,000	1,866,200
Monro Muffler Brake, Inc.Δ	42,050	2,040,687
Motorcar Parts of America, Inc.*	9,700	263,937
Nautilus, Inc.*	26,900	321,993
NVR, Inc.*	1,000	1,130,020
Outerwall, Inc.Δ*	21,500	1,206,150
Oxford Industries, Inc.	15,050	917,900
Pandora Media, Inc.Δ*	39,777	961,012
Restoration Hardware Holdings, Inc.Δ*	4,800	381,840
Scholastic Corporation	63,000	2,036,160
Shutterstock, Inc.Δ*	10,000	713,800
Skechers U.S.A., Inc. Class AΔ*	5,111	272,467
Smith & Wesson Holding CorporationΔ*	153,500	1,449,040
Sotheby’sΔ	53,700	1,918,164
Steven Madden, Ltd.Δ*	40,450	1,303,704
Tower International, Inc.*	66,370	1,671,860
TRW Automotive Holdings Corporation*	6,300	637,875
Tuesday Morning CorporationΔ*	25,200	489,006
Ulta Salon Cosmetics & Fragrance, Inc.*	4,900	579,033
Universal Electronics, Inc.*	104,754	5,171,705
Vera Bradley, Inc.Δ*	32,900	680,372
Vince Holding CorporationΔ*	11,900	360,094
VOXX International CorporationΔ*	64,129	596,400
William Lyon Homes Class AΔ*	57,700	1,275,170
World Wrestling Entertainment, Inc. Class AΔ	53,900	742,203
Zagg, Inc.*	183,700	1,025,046
Zoe’s Kitchen, Inc.Δ*	9,200	282,992

		72,861,965

Consumer Staples — 1.8%
Annie’s, Inc.Δ*	16,950	778,005
Cal-Maine Foods, Inc.	19,800	1,768,734
Diamond Foods, Inc.*	18,700	535,007
Hain Celestial Group, Inc. (The)Δ*	6,100	624,335
Medifast, Inc.Δ*	14,225	467,007
Omega Protein CorporationΔ*	36,450	455,625
Sanderson Farms, Inc.Δ	23,000	2,022,850
United Natural Foods, Inc.Δ*	30,300	1,862,238
WhiteWave Foods Co. Class A*	30,934	1,123,832

		9,637,633

Energy — 4.8%
American Standard Energy Corporation@*	8,702	972
CARBO Ceramics, Inc.Δ	8,900	527,147
CVR Energy, Inc.Δ	29,790	1,332,507
Diamondback Energy, Inc.*	13,056	976,328
EnerNOC, Inc.Δ*	50,700	859,872
Geospace Technologies CorporationΔ*	35,000	1,230,250
Green Plains, Inc.Δ	37,000	1,383,430
Gulfport Energy Corporation*	39,900	2,130,660
Hornbeck Offshore Services, Inc.Δ*	34,350	1,124,275
Matador Resources Co.Δ*	31,250	807,812
Oil States International, Inc.*	9,000	557,100
Parker Drilling Co.*	203,000	1,002,820
Patterson-UTI Energy, Inc.	34,700	1,128,791
PBF Energy, Inc. Class A	71,200	1,708,800
PDC Energy, Inc.Δ*	21,500	1,081,235
Pioneer Energy Services CorporationΔ*	82,100	1,151,042
Ring Energy, Inc.Δ*	112,505	1,658,324
RSP Permian, Inc.*	57,600	1,472,256
Sanchez Energy CorporationΔ*	19,900	522,574
SM Energy Co.	19,700	1,536,600
SunPower CorporationΔ*	13,582	460,158
Superior Energy Services, Inc.	12,500	410,875
Synergy Resources CorporationΔ*	99,100	1,208,029
Targa Resources Corporation	6,930	943,658
Unit Corporation*	8,900	521,985

		25,737,500

Financial Services — 15.2%
American Equity Investment Life Holding Co.	76,600	1,752,608
American Financial Group, Inc.	21,300	1,233,057

100	See Notes to Schedules of Investments.

	Shares	Value
AMERISAFE, Inc.	62,765	$2,454,739
AmTrust Financial Services, Inc.	10,100	402,182
Assurant, Inc.Δ	45,850	2,948,155
BancFirst CorporationΔ	7,500	469,200
Bancorp, Inc. (The)Δ*	79,000	678,610
Berkshire Hills Bancorp, Inc.	36,790	864,197
Bofl Holding, Inc.*	15,000	1,090,650
Cardtronics, Inc.*	51,700	1,819,840
CBL & Associates Properties, Inc. REITΔ	69,200	1,238,680
Cedar Realty Trust, Inc. REIT	49,300	290,870
Chemical Financial CorporationΔ	21,891	588,649
Community Bank System, Inc.Δ	23,000	772,570
Compass Diversified Holdings LLC	151,075	2,645,323
Cowen Group, Inc. Class AΔ*	38,800	145,500
DuPont Fabros Technology, Inc. REIT	83,400	2,255,136
FBL Financial Group, Inc. Class AΔ	13,000	581,100
FBR & Co.*	16,480	453,530
Financial Engines, Inc.Δ	33,500	1,146,202
First Commonwealth Financial CorporationΔ	59,400	498,366
First Niagara Financial Group, Inc.	267,000	2,224,110
FNB CorporationΔ	85,200	1,021,548
FXCM, Inc. Class AΔ	45,400	719,590
Genworth Financial, Inc. Class A*	175,380	2,297,478
Gramercy Property Trust, Inc. REITΔ	191,100	1,100,736
Hanover Insurance Group, Inc. (The)	9,300	571,206
Heartland Payment Systems, Inc.Δ	47,500	2,266,700
Highwoods Properties, Inc. REITΔ	30,800	1,198,120
Hospitality Properties Trust REIT	88,000	2,362,800
Huntington Bancshares, Inc.	104,600	1,017,758
Jack Henry & Associates, Inc.	38,200	2,126,212
Jones Lang LaSalle, Inc.	18,500	2,337,290
Kennedy-Wilson Holdings, Inc.	35,625	853,575
Lakeland Financial CorporationΔ	38,600	1,447,500
LaSalle Hotel Properties REITΔ	38,300	1,311,392
Manning & Napier, Inc.	122,500	2,056,775
Net 1 UEPS Technologies, Inc.Δ*	154,900	1,866,545
Portfolio Recovery Associates, Inc.Δ*	32,800	1,713,144
PrivateBancorp, Inc.	39,850	1,191,914
ProAssurance Corporation	34,700	1,529,229
Radian Group, Inc.Δ	158,900	2,265,914
Reinsurance Group of America, Inc.	30,940	2,479,222
RLJ Lodging Trust REIT	87,700	2,496,819
Ryman Hospitality Properties, Inc. REITΔ	47,700	2,256,210
Safeguard Scientifics, Inc.Δ*	54,600	1,004,640
Safety Insurance Group, Inc.Δ	14,400	776,304
Selective Insurance Group, Inc.	36,375	805,343
Signature Bank*	5,900	661,154
Summit Hotel Properties, Inc. REIT	47,200	508,816
Susquehanna Bancshares, Inc.	57,000	570,000
TCF Financial CorporationΔ	69,400	1,077,782
United Insurance Holdings CorporationΔ	50,700	760,500
W.R. Berkley CorporationΔ	54,200	2,590,760
WEX, Inc.*	28,900	3,188,248
WisdomTree Investments, Inc.Δ*	166,000	1,889,080
World Acceptance CorporationΔ*	30,400	2,052,000

		80,925,578

Healthcare — 9.4%
Agios Pharmaceuticals, Inc.*	1,766	108,344
Air Methods CorporationΔ*	50,100	2,783,055
Align Technology, Inc.*	25,300	1,307,504
Alnylam Pharmaceuticals, Inc.*	8,395	655,650
AMN Healthcare Services, Inc.Δ*	26,700	419,190
Amsurg Corporation*	7,400	370,370
Analogic Corporation	17,430	1,114,823
Array BioPharma, Inc.Δ*	122,100	435,897
athenahealth, Inc.Δ*	4,200	553,098
Auxilium Pharmaceuticals, Inc.Δ*	38,700	1,155,195
AVANIR Pharmaceuticals, Inc.*	113,700	1,355,304
Bio-Reference Laboratories, Inc.Δ*	47,500	1,332,850
BioScrip, Inc.Δ*	210,300	1,453,173
Celldex Therapeutics, Inc.Δ*	31,500	408,240
Clovis Oncology, Inc.Δ*	18,300	830,088
Community Health Systems, Inc.*	29,500	1,616,305
Cynosure, Inc. Class AΔ*	50,800	1,066,800
DexCom, Inc.Δ*	9,700	387,903
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class A*	38,600	759,262
Hanger, Inc.Δ*	20,300	416,556
Health Net, Inc.*	35,300	1,627,683
HealthEquity, Inc.*	7,200	131,832
Integra LifeSciences Holdings CorporationΔ*	37,100	1,841,644
Intercept Pharmaceuticals, Inc.Δ*	1,300	307,697
LifePoint Hospitals, Inc.*	13,400	927,146
Magellan Health Services, Inc.*	19,600	1,072,708
Masimo Corporation*	39,700	844,816
Medivation, Inc.*	11,072	1,094,689
Myriad Genetics, Inc.Δ*	51,450	1,984,426
Omnicare, Inc.	34,900	2,172,874
OraSure Technologies, Inc.Δ*	42,642	307,875
Pacira Pharmaceuticals, Inc.Δ*	11,498	1,114,386
PDL BioPharma, Inc.Δ	218,800	1,634,436
PharMerica Corporation*	28,600	698,698
Providence Service Corporation (The)Δ*	15,000	725,700
Puma Biotechnology, Inc.Δ*	1,544	368,352
Quality Systems, Inc.Δ	34,200	470,934
Sirona Dental Systems, Inc.Δ*	14,900	1,142,532
Stemline Therapeutics, Inc.Δ*	25,800	321,468
Surgical Care Affiliates, Inc.Δ*	37,200	994,356
Symmetry Medical, Inc.*	212,100	2,140,089
Team Health Holdings, Inc.*	47,400	2,748,726

See Notes to Schedules of Investments.	101

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tenet Healthcare CorporationΔ*	7,600	$451,364
United Therapeutics CorporationΔ*	8,300	1,067,795
US Physical Therapy, Inc.Δ	38,900	1,376,671
Volcano CorporationΔ*	37,900	403,256
WebMD Health CorporationΔ*	6,600	275,946
West Pharmaceutical Services, Inc.	60,000	2,685,600
Zeltiq Aesthetics, Inc.Δ*	11,554	261,467

		49,724,773

Materials & Processing — 5.3%
A. Schulman, Inc.	15,500	560,479
American Vanguard CorporationΔ	24,000	268,800
Belden, Inc.	4,300	275,286
Century Aluminum Co.Δ*	27,300	708,981
Clearwater Paper Corporation*	2,310	138,854
Domtar CorporationΔ	39,480	1,386,932
Eagle Materials, Inc.Δ	12,649	1,288,048
Ferro CorporationΔ*	28,610	414,559
FutureFuel Corporation	77,027	915,851
Headwaters, Inc.Δ*	14,900	186,846
Huntsman Corporation	71,100	1,847,889
Imprivata, Inc.Δ*	32,600	505,952
Insteel Industries, Inc.	54,800	1,126,688
Interface, Inc.Δ	76,600	1,236,324
Koppers Holdings, Inc.Δ	40,600	1,346,296
Landec Corporation*	49,500	606,375
LSB Industries, Inc.Δ*	10,850	387,454
OMNOVA Solutions, Inc.Δ*	179,010	961,284
Patrick Industries, Inc.*	52,400	2,219,664
PolyOne Corporation	61,575	2,190,838
RBC Bearings, Inc.*	34,000	1,927,800
Resolute Forest Products*	119,300	1,865,852
Rexnord Corporation*	65,900	1,874,855
United States Steel CorporationΔ	63,320	2,480,244
Universal Stainless & Alloy Products, Inc.Δ*	61,049	1,609,252

		28,331,403

Producer Durables — 19.8%
ACCO Brands CorporationΔ*	387,400	2,673,060
Advisory Board Co. (The)Δ*	30,300	1,411,677
AECOM Technology CorporationΔ*	20,400	688,500
AGCO CorporationΔ	6,100	277,306
Alaska Air Group, Inc.	46,200	2,011,548
Albany International Corporation Class A	75,575	2,572,573
Allegiant Travel Co.*	9,700	1,199,502
Alliant Techsystems, Inc.	14,680	1,873,755
Argan, Inc.*	29,000	968,020
Astronics CorporationΔ*	39,660	1,890,989
Astronics Corporation Class B*	7,692	365,370
Atlas Air Worldwide Holdings, Inc.Δ*	48,730	1,609,065
AZZ, Inc.	61,001	2,548,012
Blount International, Inc.*	52,000	786,760
Brady Corporation Class A	15,850	355,674
Brink’s Co. (The)	6,390	153,616
Chart Industries, Inc.Δ*	17,500	1,069,775
Columbus McKinnon CorporationΔ	107,035	2,353,700
Corporate Executive Board Co. (The)	34,700	2,084,429
CoStar Group, Inc.*	13,900	2,162,006
Curtiss-Wright Corporation	13,100	863,552
Dice Holdings, Inc.Δ*	42,200	353,636
Ducommun, Inc.*	72,297	1,981,661
Electronics For Imaging, Inc.Δ*	22,100	976,157
EMCOR Group, Inc.	86,500	3,456,540
EnerSys, Inc.Δ	48,900	2,867,496
Engility Holdings, Inc.*	22,900	713,793
Exelis, Inc.	136,600	2,259,364
ExlService Holdings, Inc.*	62,850	1,534,168
Global Power Equipment Group, Inc.Δ	30,500	454,450
GoPro, Inc. Class AΔ*	7,700	721,490
GP Strategies Corporation*	60,100	1,726,072
GrafTech International, Ltd.Δ*	136,050	623,109
Graham CorporationΔ	12,700	365,125
Greenbrier Cos., Inc. (The)Δ	51,300	3,764,394
Gulfmark Offshore, Inc. Class AΔ	21,900	686,565
Hawaiian Holdings, Inc.Δ*	146,456	1,969,833
HD Supply Holdings, Inc.*	13,700	373,462
Healthcare Services Group, Inc.Δ	32,950	942,699
Huntington Ingalls Industries, Inc.	20,200	2,105,042
Huron Consulting Group, Inc.Δ*	16,772	1,022,589
Hyster-Yale Materials Handling, Inc.Δ	6,700	479,854
ICF International, Inc.*	17,000	523,430
Kelly Services, Inc. Class AΔ	14,400	225,648
Kennametal, Inc.Δ	53,100	2,193,561
Kratos Defense & Security Solutions, Inc.Δ*	106,580	699,165
Lexmark International, Inc. Class AΔ	47,600	2,023,000
LMI Aerospace, Inc.Δ*	30,900	395,520
MAXIMUS, Inc.	33,400	1,340,342
McGrath RentCorpΔ	29,000	991,800
Mistras Group, Inc.*	19,800	403,920
Modine Manufacturing Co.*	67,480	800,988
Old Dominion Freight Line, Inc.*	45,200	3,192,928
On Assignment, Inc.*	88,000	2,362,800
Orbital Sciences Corporation*	76,700	2,132,260
OSI Systems, Inc.Δ*	20,300	1,288,644
Park-Ohio Holdings CorporationΔ	21,700	1,038,562
Pitney Bowes, Inc.Δ	31,000	774,690
Powell Industries, Inc.Δ	10,600	433,116
Primoris Services Corporation	58,900	1,580,876
Rush Enterprises, Inc. Class A*	23,300	779,385
Ryder System, Inc.Δ	8,700	782,739
SP Plus CorporationΔ*	41,500	786,840
Spirit AeroSystems Holdings, Inc. Class A*	79,150	3,012,449
Spirit Airlines, Inc.*	21,500	1,486,510
Sun Hydraulics Corporation	31,500	1,184,085
Taser International, Inc.Δ*	20,407	315,084
Tidewater, Inc.Δ	47,500	1,853,925
Titan International, Inc.Δ	123,700	1,462,134
Titan Machinery, Inc.Δ*	69,800	906,702

102	See Notes to Schedules of Investments.

	Shares	Value
TriMas Corporation*	8,200	$199,506
TriNet Group, Inc.*	46,800	1,205,100
Trinity Industries, Inc.Δ	47,500	2,219,200
Triumph Group, Inc.	10,700	696,035
Vectrus, Inc.*	7,589	148,211
Wabtec Corporation	19,300	1,564,072
WageWorks, Inc.Δ*	44,650	2,032,914
WESCO International, Inc.Δ*	23,000	1,799,980
XPO Logistics, Inc.Δ*	31,114	1,172,064

		105,304,573

Technology — 14.4%
Acacia Research CorporationΔ	76,800	1,188,864
Amkor Technology, Inc.*	51,600	433,956
Arrow Electronics, Inc.*	19,400	1,073,790
Avnet, Inc.	9,900	410,850
Benchmark Electronics, Inc.*	19,520	433,539
Black Box Corporation	41,872	976,455
Bottomline Technologies, Inc.Δ*	58,800	1,622,292
BroadSoft, Inc.*	25,800	542,832
Cavium, Inc.Δ*	15,938	792,597
Ciena CorporationΔ*	29,718	496,885
Cognex Corporation*	9,800	394,646
CommVault Systems, Inc.Δ*	17,000	856,800
Computer Task Group, Inc.Δ	42,100	467,310
comScore, Inc.*	59,613	2,170,509
Dealertrack Holdings, Inc.Δ*	64,300	2,791,263
Demandware, Inc.Δ*	13,220	673,162
DigitalGlobe, Inc.*	52,500	1,496,250
Fortinet, Inc.*	29,400	742,791
Global Eagle Entertainment, Inc.Δ*	55,800	626,076
Informatica Corporation*	20,500	701,920
Ingram Micro, Inc. Class A*	51,500	1,329,215
Insight Enterprises, Inc.*	30,000	678,900
Integrated Device Technology, Inc.*	31,500	502,425
Interactive Intelligence Group, Inc.Δ*	44,300	1,851,740
InterDigital, Inc.	31,900	1,270,258
Intersil Corporation Class AΔ	23,600	335,356
InvenSense, Inc.Δ*	23,300	459,709
Jabil Circuit, Inc.Δ	21,200	427,604
KEYW Holding Corporation (The)Δ*	67,600	748,332
Manhattan Associates, Inc.*	13,160	439,807
Marketo, Inc.Δ*	35,300	1,140,190
Methode Electronics, Inc.	13,700	505,119
MKS Instruments, Inc.	23,000	767,740
Monotype Imaging Holdings, Inc.	35,000	991,200
NIC, Inc.*	143,598	2,472,758
OmniVision Technologies, Inc.*	62,300	1,648,458
PDF Solutions, Inc.*	56,100	707,421
Polycom, Inc.*	71,800	882,063
Progress Software Corporation*	62,900	1,503,939
Proofpoint, Inc.*	23,900	887,646
PROS Holdings, Inc.Δ*	44,350	1,117,620
Qlik Technologies, Inc.*	52,200	1,411,488
QLogic Corporation*	139,400	1,276,904
Silicon Graphics International CorporationΔ*	128,142	1,182,751
Skyworks Solutions, Inc.	48,700	2,827,035
Solera Holdings, Inc.	53,850	3,034,986
Sonus Networks, Inc.Δ*	114,225	390,649
Spansion, Inc. Class A*	21,900	499,101
Synaptics, Inc.Δ*	40,800	2,986,560
Synchronoss Technologies, Inc.Δ*	95,300	4,362,834
Tableau Software, Inc. Class AΔ*	5,300	385,045
Take-Two Interactive Software, Inc.Δ*	176,500	4,071,855
Tessco Technologies, Inc.Δ	56,799	1,646,603
Tessera Technologies, Inc.	21,400	568,812
Tyler Technologies, Inc.*	53,600	4,738,240
Ultimate Software Group, Inc. (The)Δ*	17,900	2,533,029
United Online, Inc.Δ	31,000	339,450
VeriFone Systems, Inc.*	31,500	1,082,970
Verint Systems, Inc.*	25,000	1,390,250
Virtusa Corporation*	32,500	1,155,700
Yelp, Inc.Δ*	16,236	1,108,107

		76,552,656

Utilities — 3.5%
CMS Energy Corporation	49,100	1,456,306
Cogent Communications Holdings, Inc.	38,100	1,280,541
El Paso Electric Co.	38,100	1,392,555
FairPoint Communications, Inc.Δ*	35,100	532,467
General Communication, Inc. Class A*	1,270	13,856
Great Plains Energy, Inc.	50,300	1,215,751
Inteliquent, Inc.Δ	34,800	433,260
j2 Global, Inc.Δ	45,300	2,236,008
Laclede Group, Inc. (The)	27,400	1,271,360
PNM Resources, Inc.	23,700	590,367
Portland General Electric Co.Δ	71,500	2,296,580
UGI CorporationΔ	73,100	2,491,979
Vectren Corporation	60,600	2,417,940
West Corporation	25,350	746,811

		18,375,781

Total Common Stocks (Cost $429,073,096)		467,451,862

FOREIGN COMMON STOCKS — 8.0%
Bermuda — 4.2%
Aircastle, Ltd.Δ	36,350	594,686
Aspen Insurance Holdings, Ltd.	52,000	2,224,040
Axis Capital Holdings, Ltd.	54,100	2,560,553
Everest Re Group, Ltd.	17,720	2,870,817
Helen of Troy, Ltd.Δ*	35,320	1,855,007
Montpelier Re Holdings, Ltd.Δ	70,200	2,182,518
Nabors Industries, Ltd.	41,800	951,368
PartnerRe, Ltd.	21,570	2,370,327
Platinum Underwriters Holdings, Ltd.	29,300	1,783,491
RenaissanceRe Holdings, Ltd.Δ	23,400	2,339,766
Validus Holdings, Ltd.	64,900	2,540,186

		22,272,759

Canada — 0.8%
FirstService Corporation	33,500	1,749,370
MFC Industrial, Ltd.Δ	46,800	332,748
Performance Sports Group, Ltd.*	122,500	1,968,575
Precision Drilling Corporation	33,600	362,544

		4,413,237

See Notes to Schedules of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cayman Islands — 0.4%
Greenlight Capital Re, Ltd. Class AΔ*	66,200	$2,145,542

Curacao — 0.3%
Orthofix International NV*	45,200	1,399,392

France — 0.1%
Criteo SA ADRΔ*	9,800	329,770

Ireland — 0.2%
Horizon Pharma PLCΔ*	68,200	837,496

Israel — 0.7%
Mellanox Technologies, Ltd.Δ*	18,900	848,043
Orbotech, Ltd.*	37,400	582,692
SodaStream International, Ltd.Δ*	49,300	1,453,857
Stratasys, Ltd.Δ*	6,000	724,680

		3,609,272

Luxembourg — 0.1%
Altisource Portfolio Solutions SAΔ*	7,300	735,840

Mauritius — 0.1%
Makemytrip, Ltd.Δ*	13,100	364,573

Panama — 0.1%
McDermott International, Inc.Δ*	124,800	713,856

Puerto Rico — 0.6%
EVERTEC, Inc.	77,350	1,727,999
OFG BanCorporationΔ	117,700	1,763,146

		3,491,145

Singapore — 0.2%
Flextronics International, Ltd.*	88,000	908,160

Switzerland — 0.2%
Allied World Assurance Company Holdings AG	29,610	1,090,832

Total Foreign Common Stocks (Cost $41,141,731)		42,311,874

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	2
Asen Warrants B+@	25,000	1,635
Asen Warrants C+@	25,000	153

Total Rights/Warrants (Cost $0)		1,790

MONEY MARKET FUNDS — 38.3%
GuideStone Money Market Fund (Investor Class)¥	20,905,174	20,905,174
Northern Institutional Liquid Assets Portfolio§	182,769,853	182,769,853

Total Money Market Funds (Cost $203,675,027)		203,675,027

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	$160,000	—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—

Total Corporate Bonds (Cost $0)		—

FOREIGN BOND — 0.0%
Iceland — 0.0%
Glitnir HF
6.69%, 06/15/16+ 144A#	130,000	1

TOTAL INVESTMENTS — 134.2% (Cost $673,988,016)		713,440,554

Liabilities in Excess of Other
Assets — (34.2)%		(181,796,442)

NET ASSETS — 100.0%		$531,644,112

104	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$72,861,965	$72,861,965	$—	$—
Consumer Staples	9,637,633	9,637,633	—	—
Energy	25,737,500	25,737,500	—	—
Financial Services	80,925,578	80,925,578	—	—
Healthcare	49,724,773	49,724,773	—	—
Materials & Processing	28,331,403	28,331,403	—	—
Producer Durables	105,304,573	105,304,573	—	—
Technology	76,552,656	76,552,656	—	—
Utilities	18,375,781	18,375,781	—	—
Corporate Bonds	—	—	—	—
Foreign Bond:
Iceland	1	—	—	1
Foreign Common Stocks	42,311,874	42,311,874	—	—
Money Market Funds	203,675,027	203,675,027	—	—
Rights/Warrants	1,790	—	—	1,790

Total Assets — Investments in Securities	$713,440,554	$713,438,763	$—	$1,791

Liabilities:
Other Financial Instruments***
Futures Contracts	$(968,377)	$(968,377)	$—	$—

Total Liabilities — Other Financial Instruments	$(968,377)	$(968,377)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2014.

See Notes to Schedules of Investments.	105

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 100.0%
Australia — 2.9%
AGL Energy, Ltd.	43,290	$513,200
Amcor, Ltd.	32,151	318,937
AMP, Ltd.	611,381	2,922,705
APA Group	59,234	385,855
Asciano, Ltd.	146,920	778,246
ASX, Ltd.	2,537	79,655
Aurizon Holdings, Ltd.	207,352	822,407
AusNet Services*	252,472	301,735
Australia & New Zealand Banking Group, Ltd.	84,691	2,292,753
Bank of Queensland, Ltd.	43,949	447,901
Bendigo and Adelaide Bank, Ltd.	94,106	982,141
BHP Billiton, Ltd.	63,045	1,869,590
BlueScope Steel, Ltd.*	58,299	276,657
Boral, Ltd.	20,598	89,632
Caltex Australia, Ltd.	33,271	815,360
CFS Retail Property Trust Group REIT	37,629	65,727
Cochlear, Ltd.	23,994	1,460,261
Commonwealth Bank of Australia	18,174	1,198,032
Computershare, Ltd.	6,176	65,754
CSL, Ltd.	10,152	659,266
Dexus Property Group REIT	84,924	82,534
Downer EDI, Ltd.	210,694	813,526
Federation Centres REIT	27,212	61,470
Fortescue Metals Group, Ltd.Δ	893,219	2,721,558
Goodman Group REIT	33,286	150,672
GPT Group REIT	26,294	89,094
GPT Group REIT +*	63,198	—
Incitec Pivot, Ltd.	1,989	4,719
Leighton Holdings, Ltd.	57,658	974,310
Lend Lease Group	48,873	613,619
Macquarie Group, Ltd.	21,118	1,064,830
Mirvac Group REIT	47,808	71,996
National Australia Bank, Ltd.	97,120	2,766,984
Newcrest Mining, Ltd.*	13,780	127,286
Origin Energy, Ltd.	53,043	695,233
Qantas Airways, Ltd.*	47,505	57,814
QBE Insurance Group, Ltd.	334,562	3,415,510
Ramsay Health Care, Ltd.	2,259	99,071
Rio Tinto, Ltd.	26,948	1,405,748
Scentre Group REIT*	104,486	300,063
Seek, Ltd.	9,037	128,259
Sims Metal Management, Ltd.*	64,872	636,712
Sonic Healthcare, Ltd.	65,422	1,004,694
Stockland REIT	46,149	159,603
Suncorp Group, Ltd.	40,814	501,715
Sydney Airport	8,786	32,847
Telstra Corporation, Ltd.	307,384	1,426,388
Toll Holdings, Ltd.Δ	388,526	1,918,579
TPG Telecom, Ltd.	34,381	205,899
Wesfarmers, Ltd.	18,644	688,209
Westfield Corporation REIT	40,245	262,512
Westpac Banking Corporation	30,630	861,933
WorleyParsons, Ltd.	13,952	187,388

		39,876,589

Austria — 0.2%
Erste Group Bank AG	116,706	2,673,213

Belgium — 0.4%
Ageas STRIP VVPR+*	5,306	6
Belgacom SA	47,978	1,670,107
bpost SA	9,341	222,986
Delhaize Group SA	49,744	3,460,649
Groupe Bruxelles Lambert SA	457	41,883

		5,395,631

Bermuda — 1.3%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	84,226
Credicorp, Ltd.Δ	26,482	4,062,074
First Pacific Co., Ltd.	38,000	39,591
Jardine Matheson Holdings, Ltd.	48,400	2,884,640
Kerry Properties, Ltd.	395,600	1,329,731
Li & Fung, Ltd.	5,582,924	6,341,577
Luk Fook Holdings International, Ltd.	278,000	807,343
Noble Group, Ltd.	27,000	27,514
NWS Holdings, Ltd.	21,000	37,376
Yue Yuen Industrial Holdings, Ltd.	621,000	1,883,430

		17,497,502

Brazil — 0.5%
Brookfield Incorporacoes SA*	852,600	532,929
Embraer SA ADRΔ*	108,300	4,247,526
Vale SA ADRΔ	289,100	2,807,161

		7,587,616

British Virgin Islands — 0.1%
Mail.ru Group, Ltd. GDR*	30,241	850,075

Canada — 0.9%
Canadian National Railway Co.Δ	154,492	10,962,753
Suncor Energy, Inc.	37,000	1,338,997

		12,301,750

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA ADRΔ*	50,100	1,309,614

China — 2.7%
Agricultural Bank of China, Ltd. Class H	2,910,000	1,289,194
Alibaba Group Holding, Ltd. ADRΔ*	17,037	1,513,737
Baidu, Inc. ADR*	70,500	15,385,215
China Railway Construction Corporation, Ltd. Class H	1,481,500	1,347,018
JD.com, Inc. ADRΔ*	44,900	1,159,318
New Oriental Education & Technology Group ADR*	85,100	1,974,320
Tencent Holdings, Ltd.	914,800	13,607,397
Youku Tudou, Inc. ADRΔ*	52,804	946,248

		37,222,447

Denmark — 1.7%
AP Moller — Maersk A/S Class B	285	677,011
Chr. Hansen Holding A/S	35,400	1,368,296
Danske Bank A/S	169,990	4,620,712
GN Store Nord A/S	58,451	1,289,313
Novo Nordisk A/S Class B	104,878	5,018,299
Novozymes A/S Class B	68,338	2,964,941

106	See Notes to Schedules of Investments.

	Shares	Value
Pandora A/S	56,957	$4,465,870
TDC A/S	463,636	3,521,197

		23,925,639

Finland — 0.3%
Elisa OYJ	9,334	247,813
Fortum OYJ	24,897	607,229
Kesko OYJ, B Shares	13,761	492,749
Neste Oil OYJ	24,563	505,699
Nokia OYJ	125,211	1,068,294
Orion OYJ Class B	19,838	776,752
Sampo OYJ, A Shares	12,161	589,825
UPM-Kymmene OYJ	34,637	494,795

		4,783,156

France — 9.2%
AtoS	1,245	90,215
AXA SA	92,963	2,290,817
BNP Paribas SA	36,610	2,428,552
Cap Gemini SA	9,201	660,443
Casino Guichard Perrachon SA	56,673	6,103,731
Christian Dior SA	44,501	7,458,708
Cie de St-Gobain	153,980	7,047,182
Cie Generale des Etablissements Michelin Class B	11,273	1,063,327
CNP Assurances	5,569	104,876
Credit Agricole SA	172,487	2,602,348
Danone	113,116	7,572,213
Electricite de France	30,576	1,002,941
Essilor International SA	14,175	1,556,559
France Telecom SA	93,993	1,413,344
GDF Suez	195,723	4,909,576
Kering	26,677	5,379,338
Klepierre REIT	623	27,281
Lagardere SCA	95,680	2,560,796
L’Oreal SA	32,650	5,183,718
Natixis	139,872	962,478
Neopost SA	6,854	503,750
Orange SA	722,461	10,863,423
Sanofi	172,728	19,538,883
Schneider Electric SA*	95,539	7,336,808
Societe BIC SA	12,202	1,573,547
Societe Generale SA	133,024	6,791,242
Suez Environnement Co.	20,562	347,881
Total SA	188,670	12,260,583
Unibail-Rodamco SE REIT	1,835	472,117
Valeo SA	29,124	3,241,150
Vallourec SA	74,715	3,435,986
Vinci SA*	17,104	993,861
Vivendi SA*	22,566	544,961

		128,322,635

Germany — 8.2%
Aixtron SEΔ*	76,439	1,162,906
Allianz SE	15,969	2,588,788
Aurubis AG	18,048	892,678
BASF SE	24,449	2,242,849
Beiersdorf AG	88,014	7,352,565
Continental AG	5,366	1,021,040
Daimler AG	129,568	9,938,571
Deutsche Boerse AG	54,245	3,653,879
Deutsche Lufthansa AG	139,416	2,202,010
Deutsche Post AG	94,688	3,036,551
Deutsche Telekom AG	743,443	11,268,129
DMG MORI SEIKI AG	39,959	1,129,782
Fresenius Medical Care AG & Co. KGaA	100,831	7,042,747
Fresenius SE & Co. KGaA	5,985	296,290
GEA Group AG	27,167	1,185,359
Hannover Rueck SE	13,213	1,068,415
HeidelbergCement AG	23,160	1,530,485
Hochtief AG	4,603	316,913
Linde AG	51,902	9,974,220
Metro AGΔ*	59,102	1,946,851
Muenchener Rueckversi-cherungs AG	16,484	3,259,407
OSRAM Licht AG*	57,730	2,150,665
ProSiebenSat.1 Media AG	98,199	3,913,176
Rheinmetall AG	54,333	2,614,638
Rhoen Klinikum AG	25,929	786,650
RWE AG	68,341	2,663,359
Salzgitter AG	6,391	220,411
SAP AGΔ	220,624	15,911,523
Siemens AG	16,787	2,000,921
SMA Solar Technology AGΔ*	20,776	548,443
Stada Arzneimittel AG	56,806	2,260,459
Telefonica Deutschland Holding AG*	62,533	326,989
TUI AG	103,095	1,542,395
United Internet AG	10,994	467,890
Volkswagen AG	22,551	4,679,789
Wincor Nixdorf AG	27,324	1,399,797

		114,597,540

Guernsey — 0.0%
Resolution, Ltd.	41,102	205,293

Hong Kong — 1.8%
AIA Group, Ltd.	1,876,200	9,701,337
ASM Pacific Technology, Ltd.	3,400	33,650
Belle International Holdings, Ltd.Δ	569,000	639,725
Cathay Pacific Airways, Ltd.	68,000	125,231
Cheung Kong Holdings, Ltd.	47,000	774,168
China Mobile, Ltd.	321,000	3,710,278
CLP Holdings, Ltd.	34,500	277,027
CNOOC, Ltd.	758,500	1,301,148
Global Brands Group Holding, Ltd.*	5,428,924	1,195,575
Guangdong Investment, Ltd.	966,200	1,128,603
Henderson Land Development Co., Ltd.	49,300	319,361
HKT Trust and HKT, Ltd.	8,954	10,817
Hong Kong & China Gas Co., Ltd.	48,442	105,058
Hong Kong Exchanges and Clearing, Ltd.	144,007	3,099,039
Hutchison Whampoa, Ltd.	28,000	338,963
Hysan Development Co., Ltd.	92,000	425,353
Link REIT (The)	45,000	259,342
MTR Corporation, Ltd.	4,500	17,618
New World Development Co., Ltd.	95,000	110,601
PCCW, Ltd.	68,000	42,736
Power Assets Holdings, Ltd.	24,500	216,608
Sino Land Co., Ltd.	286,000	441,992
Sun Hung Kai Properties, Ltd.	13,000	184,331
Swire Pacific, Ltd. Class A	13,000	167,421
Swire Properties, Ltd.	21,300	66,384

See Notes to Schedules of Investments.	107

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Techtronic Industries Co.	64,000	$185,039
Wheelock & Co., Ltd.	32,000	152,894

		25,030,299

India — 0.3%
Container Corporation of India	—	11
Housing Development Finance Corporation	175,616	3,000,628
Infosys, Ltd. ADRΔ	26,180	1,583,628

		4,584,267

Indonesia — 0.0%
PT Telekomunikasi Indonesia Persero Tbk	3,121,000	746,632

Ireland — 0.6%
Bank of Ireland*	7,196,145	2,826,723
CRH PLC	163,981	3,748,290
DCC PLC	3,072	170,420
James Hardie Industries PLC*	142,472	1,493,152

		8,238,585

Italy — 2.7%
A2A SpA	1,495,123	1,482,414
Enel SpA	434,790	2,307,589
Eni SpAΔ	382,040	9,105,497
Exor SpA	72,457	2,813,242
Fiat SpAΔ*	914,690	8,826,534
Intesa Sanpaolo SpA	180,175	547,536
UniCredit SpA	1,154,878	9,131,315
Unione di Banche Italiane SCpA	490,370	4,124,972

		38,339,099

Japan — 16.4%
Alfresa Holdings Corporation	4,400	63,427
Amada Co., Ltd.Δ	333,200	3,174,780
Asahi Kasei Corporation	251,200	2,039,375
Astellas Pharma, Inc.	180,500	2,687,545
Bridgestone Corporation	38,500	1,271,457
Brother Industries, Ltd.	28,300	523,553
Canon, Inc.	339,750	11,060,655
Casio Computer Co., Ltd.	25,500	425,019
Central Japan Railway Co.	14,800	1,999,198
Chiba Bank, Ltd. (The)	33,000	229,578
Chiyoda Corporation	62,000	684,586
Chugai Pharmaceutical Co., Ltd.	21,700	628,197
Dai Nippon Printing Co., Ltd.	38,000	380,953
Daito Trust Construction Co., Ltd.	1,100	129,934
Daiwa House Industry Co., Ltd.	66,000	1,183,998
Daiwa Securities Group, Inc.	31,000	245,597
Denso Corporation	232,100	10,697,657
Electric Power Development Co., Ltd.Δ	40,500	1,323,843
Fuji Electric Co., Ltd.	313,000	1,515,414
Fuji Heavy Industries, Ltd.	80,400	2,658,130
FUJIFILM Holdings Corporation	65,700	2,018,774
Fujitsu, Ltd.	322,000	1,981,764
Fukuoka Financial Group, Inc.	128,000	610,385
Gree, Inc.Δ	86,700	591,307
Hakuhodo DY Holdings, Inc.	14,700	148,776
Hikari Tsushin, Inc.	2,500	177,570
Hino Motors, Ltd.	129,600	1,812,687
Hitachi High-Technologies Corporation	10,000	287,212
Hitachi, Ltd.	857,000	6,544,222
Honda Motor Co., Ltd.	386,800	13,401,778
Hoya Corporation	117,900	3,960,279
Inpex Corporation	513,300	7,251,957
Isuzu Motors, Ltd.	14,050	198,564
ITOCHU Corporation	394,000	4,813,859
J. Front Retailing Co., Ltd.	117,500	1,537,383
Japan Airlines Co., Ltd.	103,800	2,839,298
Japan Display, Inc.*	50,600	244,061
Japan Real Estate Investment Corporation REIT	14	71,995
Japan Retail Fund Investment Corporation REIT	20	40,301
JFE Holdings, Inc.	45,700	911,917
JGC Corporation	60,000	1,637,930
JTEKT Corporation	30,000	501,664
JX Holdings, Inc.	27,170	125,229
Kao Corporation	176,700	6,889,971
KDDI Corporation	24,100	1,448,747
Kinden Corporation*	15,000	154,274
Kobe Steel, Ltd.	315,000	511,238
Konica Minolta, Inc.	189,500	2,045,753
M3, Inc.	122,100	1,959,389
Mabuchi Motor Co., Ltd.	66,800	5,822,731
Marubeni Corporation	405,800	2,777,977
Mitsubishi Corporation	72,100	1,476,513
Mitsubishi Electric Corporation	154,800	2,061,412
Mitsubishi Estate Co., Ltd.	24,000	540,178
Mitsubishi UFJ Financial Group, Inc.	797,200	4,508,078
Mitsui Fudosan Co., Ltd.	18,000	551,365
Mizuho Financial Group, Inc.	97,440	174,046
MS&AD Insurance Group Holdings	61,200	1,335,044
Namco Bandai Holdings, Inc.	76,300	1,958,372
NH Foods, Ltd.	11,000	233,289
NHK Spring Co., Ltd.	35,800	350,900
Nippon Building Fund, Inc. REIT	16	84,176
Nippon Telegraph & Telephone Corporation	6,900	429,131
Nippon Yusen KK	33,800	89,065
Nishi-Nippon City Bank, Ltd. (The)	38,200	102,052
Nissin Kogyo Co., Ltd.	31,600	519,488
NKSJ Holdings, Inc.	45,450	1,102,735
Nomura Holdings, Inc.	68,200	406,557
Nomura Real Estate Holdings, Inc.	39,100	671,661
NTT Data Corporation	10,600	381,764
NTT DOCOMO, Inc.	169,600	2,830,662
Omron Corporation	19,100	867,272
ORIX Corporation	24,200	333,846
Osaka Gas Co., Ltd.	34,000	136,620
Otsuka Corporation	5,800	230,572
Panasonic Corporation	68,000	808,808
Rakuten, Inc.Δ	464,400	5,347,957
Resona Holdings, Inc.	406,400	2,291,477
Rohm Co., Ltd.	20,300	1,277,137
Sanrio Co., Ltd.Δ	43,200	1,252,574
SBI Holdings, Inc.	130,100	1,456,693
SCSK Corporation	14,300	384,245

108	See Notes to Schedules of Investments.

	Shares	Value
Secom Co., Ltd.	88,300	$5,259,757
Seiko Epson Corporation	43,200	2,075,806
Sekisui Chemical Co., Ltd.	74,000	848,799
Sekisui House, Ltd.	8,000	94,242
Seven & I Holdings Co., Ltd.	138,100	5,356,530
Shimamura Co., Ltd.	2,300	211,388
Shin-Etsu Chemical Co., Ltd.Δ	138,300	9,038,837
Shionogi & Co., Ltd.	77,800	1,784,771
Showa Shell Sekiyu KK	12,000	114,447
SMC Corporation	19,800	5,461,135
SoftBank Corporation	166,200	11,651,806
Sojitz Corporation	83,000	130,166
Sumitomo Corporation	267,700	2,954,646
Sumitomo Heavy Industries, Ltd.	35,000	196,900
Sumitomo Mitsui Financial Group, Inc.	85,100	3,469,178
Sumitomo Realty & Development Co., Ltd.	7,000	249,077
Suzuki Motor Corporation	8,100	268,498
Taisei Corporation	178,000	1,004,623
Takashimaya Co., Ltd.	193,000	1,613,686
Takeda Pharmaceutical Co., Ltd.	145,100	6,308,063
Toho Co., Ltd.	21,900	495,209
Tokio Marine Holdings, Inc.	153,300	4,755,899
Tokyo Electric Power Co., Inc.*	575,900	2,016,372
Tokyo Electron, Ltd.	25,700	1,677,325
Tokyo Gas Co., Ltd.	86,000	483,419
Toshiba CorporationΔ	499,000	2,312,212
Toyo Seikan Group Holdings, Ltd.	96,600	1,196,986
Toyo Suisan Kaisha, Ltd.	5,000	165,945
Toyo Tire & Rubber Co., Ltd.	29,000	495,783
Toyota Boshoku Corporation	500	5,243
Toyota Motor Corporation	52,960	3,120,861
USS Co., Ltd.	10,000	153,180
West Japan Railway Co.	9,800	438,688
Yamaha Corporation	23,700	309,661
Yaskawa Electric CorporationΔ	120,000	1,624,801
Yokohama Rubber Co., Ltd. (The)	16,000	138,445

		227,917,961

Jersey — 0.7%
Randgold Resources, Ltd.	1,533	104,602
Shire PLC	11,143	964,637
Wolseley PLC	57,960	3,046,225
WPP PLC	278,016	5,588,715

		9,704,179

Luxembourg — 0.0%
SES SA	12,290	424,941

Netherlands — 4.6%
Aegon NV	1,030,673	8,503,348
Delta Lloyd NV	314,481	7,584,675
ING Groep NV*	1,456,187	20,801,883
Koninklijke Ahold NV	533,039	8,631,175
Koninklijke DSM NV	12,238	755,166
Koninklijke Philips NV	43,534	1,389,219
QIAGEN NV*	4,199	95,623
Randstad Holding NVΔ	212,705	9,902,753
Reed Elsevier NV	291,768	6,622,297

		64,286,139

New Zealand — 0.1%
Fletcher Building, Ltd.	68,758	470,170
Spark New Zealand, Ltd.	269,501	627,657

		1,097,827

Nigeria — 0.0%
Afriland Properties PLC REIT+*	331,249	—

Norway — 1.4%
DNB ASA	295,552	5,534,053
Marine Harvest ASAΔ	227,685	3,185,942
Orkla ASA	337,084	3,048,302
Petroleum Geo-Services ASAΔ	163,989	1,038,850
Schibsted ASAΔ	42,822	2,324,808
Statoil ASA	22,103	602,739
Telenor ASA	80,666	1,770,327
Yara International ASA	32,754	1,644,646

		19,149,667

Portugal — 0.1%
EDP — Energias de Portugal SA	113,911	497,092
Jeronimo Martins SGPS SA	83,398	918,323

		1,415,415

Russia — 0.1%
Magnit OJSC GDR	29,027	1,676,600

Singapore — 2.0%
Ascendas Real Estate Investment Trust REIT	30,000	52,912
CapitaCommercial Trust REIT	38,000	47,511
CapitaMall Trust REIT	51,000	76,358
ComfortDelGro Corporation, Ltd.	100,000	188,132
DBS Group Holdings, Ltd.	163,000	2,353,578
Global Logistic Properties, Ltd.	5,000	10,622
Hutchison Port Holdings Trust Class U	38,000	26,600
Jardine Cycle & Carriage, Ltd.	141,000	4,742,737
Keppel Corporation, Ltd.	40,700	334,993
Keppel Land, Ltd.	4,000	10,974
Olam International, Ltd.	59,737	110,043
Oversea-Chinese Banking Corporation, Ltd.	4,000	30,540
Sembcorp Industries, Ltd.	977,300	3,968,342
Sembcorp Marine, Ltd.	11,000	32,249
Singapore Airlines, Ltd.	59,000	455,091
Singapore Exchange, Ltd.	173,000	980,473
Singapore Press Holdings, Ltd.	22,000	72,431
Singapore Technologies Engineering, Ltd.	26,000	74,391
Singapore Telecommunications, Ltd.	1,630,700	4,857,459
United Overseas Bank, Ltd.	497,825	8,741,303
UOL Group, Ltd.	9,186	47,597
Wilmar International, Ltd.	53,000	128,377
Yangzijiang Shipbuilding Holdings, Ltd.	184,800	170,937

		27,513,650

South Korea — 1.2%
Celltrion, Inc.Δ*	40,982	1,901,037
Hankook Tire Co., Ltd.	53,263	2,599,426

See Notes to Schedules of Investments.	109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
KB Financial Group, Inc.	28,462	$1,039,763
Kia Motors Corporation	5,953	302,939
NAVER Corporation	6,353	4,858,442
POSCO ADRΔ	9,997	758,772
Samsung Electronics Co., Ltd.	1,480	1,660,574
Shinhan Financial Group Co., Ltd.	78,220	3,602,456

		16,723,409

Spain — 5.9%
Acerinox SA	42,721	656,682
ACS Actividades de Construccion y Servicios SA*	49,393	1,897,787
Amadeus IT Holding SA, A Shares	255,792	9,569,625
Banco de Sabadell SA	500,488	1,481,747
Banco Popular Espanol SA	1,455,984	8,913,587
Banco Santander SA	1,425,531	13,703,809
Bankinter SA	110,425	936,701
CaixaBank SA	120,498	733,736
Distribuidora Internacional de Alimentacion SA	312,833	2,245,895
Ebro Foods SA	165,264	3,133,155
Endesa SA*	95,465	3,772,274
Gas Natural SDG SA	135,236	3,981,599
Iberdrola SA*	1,496,714	10,718,766
Inditex SA*	319,333	8,822,969
Indra Sistemas SA	71,030	995,836
International Consolidated Airlines Group*	289,406	1,722,314
Red Electrica Corporacion SA	10,398	900,416
Telefonica SA	494,943	7,661,105

		81,848,003

Sweden — 3.8%
Alfa Laval AB	115,897	2,479,836
Atlas Copco AB Class A	251,616	7,217,920
Elekta AB, B SharesΔ	212,780	2,098,018
Hennes & Mauritz AB Class B	164,712	6,836,370
Investment AB Kinnevik Class B	195,873	7,076,509
Investor AB Class B	3,383	119,643
Meda AB	106,437	1,495,664
Nordea Bank AB	125,373	1,631,448
Sandvik ABΔ	486,353	5,486,299
Skandinaviska Enskilda Banken AB Class A	42,548	568,407
Svenska Cellulosa AB SCA Class B	85,079	2,029,115
Svenska Handelsbanken AB Class A	100,199	4,714,185
Telefonaktiebolaget LM Ericsson Class B	258,305	3,278,927
TeliaSonera AB	549,136	3,798,901
Trelleborg AB Class B	118,595	2,056,019
Volvo AB Class B	150,258	1,633,556

		52,520,817

Switzerland — 9.6%
ABB, Ltd.*	454,861	10,234,015
ABB, Ltd. ADRΔ*	50,400	1,129,464
Actelion, Ltd.*	2,037	239,609
Aryzta AG*	5,370	463,203
Baloise Holding AG	4,229	542,634
Cie Financiere Richemont SA	63,203	5,186,923
Credit Suisse Group AG*	141,118	3,912,636
EMS-Chemie Holding AG	312	129,823
Galenica AG	671	591,087
GAM Holding AG*	14,398	248,839
Geberit AG	8,409	2,719,911
Givaudan SA*	537	859,470
Helvetia Holding AGΔ	2,501	1,214,218
Lonza Group AG*	52,367	6,329,896
Nestle SA	257,486	18,946,676
Novartis AG	274,279	25,899,499
OC Oerlikon Corporation AG*	402,460	5,016,523
Roche Holding AG	40,618	12,044,575
Sika AG	120	416,298
Swatch Group AG (The)	2,139	1,017,409
Swiss Life Holding AG*	29,275	6,997,544
Swiss Re AG*	26,916	2,146,908
Swisscom AG	1,997	1,134,778
Syngenta AG	25,199	8,031,901
UBS AG*	396,111	6,912,338
Zurich Insurance Group AGΔ*	40,683	12,136,292

		134,502,469

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	543,119	10,960,141
Teco Electric and Machinery Co., Ltd.	1,949,700	2,002,930

		12,963,071

Thailand — 0.3%
Charoen Pokphand Foods PCL	3,038,400	2,834,590
PTT Global Chemical PCL	555,100	1,044,290

		3,878,880

Turkey — 0.4%
BIM Birlesik Magazalar AS	98,653	2,064,886
Türkiye Garanti Bankasi AS	915,382	3,216,735
Yapi ve Kredi Bankasi AS	1	2

		5,281,623

United Kingdom — 17.7%
3i Group PLC*	37,796	234,858
Aggreko PLC	175,134	4,395,031
AMEC PLC	236,995	4,241,591
ARM Holdings PLC	543,279	7,979,426
ASOS PLC*	27,744	1,011,980
Associated British Foods PLC	43,750	1,900,077
AstraZeneca PLC	87,911	6,329,850
Aviva PLC	7,923	67,240
Babcock International Group PLC	46,176	817,447
BAE Systems PLC	162,980	1,245,766
Barclays PLC	908,226	3,348,886
Barratt Developments PLC	725,506	4,658,717
Berkeley Group Holdings PLC	26,689	973,499
BG Group PLC	419,531	7,753,351
BHP Billiton PLC	139,098	3,867,279
BP PLC	1,449,149	10,652,780
British Land Co. PLC (The) REIT	11,811	134,510
Britvic PLC	150,579	1,630,652
BT Group PLC	386,964	2,381,317

110	See Notes to Schedules of Investments.

	Shares	Value
Capita PLC	10,510	$198,324
Centrica PLC	123,555	616,523
Cobham PLC	11,978	56,526
Compass Group PLC*	882,409	14,255,013
Dairy Crest Group PLC	421,705	2,623,479
Drax Group PLC	18,243	191,199
DS Smith PLC	1,047,388	4,521,674
easyJet PLC	68,380	1,577,446
G4S PLC	965,057	3,922,183
GKN PLC	416,817	2,156,894
GlaxoSmithKline PLC	496,085	11,363,674
Hammerson PLC REIT	6,134	57,129
Hikma Pharmaceuticals PLC	14,049	394,698
HSBC Holdings PLC	1,371,522	13,920,890
ICAP PLC	9,379	58,888
IMI PLC	11,396	227,237
Inchcape PLC	125,597	1,311,250
Intermediate Capital Group PLC	39,092	249,185
ITV PLC	1,633,726	5,503,580
John Wood Group PLC	68,851	847,732
Kazakhmys PLC*	146,975	627,595
Land Securities Group PLC REIT	10,536	177,465
Legal & General Group PLC	118,718	440,538
Man Strategic Holdings PLC*	439,877	847,165
Meggitt PLC	308,260	2,254,794
Mondi PLC	87,827	1,439,460
National Grid PLC	908,251	13,074,930
Next PLC	41,798	4,475,575
Ocado Group PLC*	252,721	1,085,695
Pearson PLC	127,176	2,556,509
Persimmon PLC*	73,875	1,597,621
Premier Oil PLC	245,313	1,324,297
Prudential PLC	294,035	6,559,005
Reckitt Benckiser Group PLC	18,477	1,602,529
Rexam PLC	13,502	107,648
Rio Tinto PLC	77,821	3,824,502
Rolls-Royce Holdings PLC*	740,133	11,572,642
Rotork PLC	41,663	1,867,524
Royal Dutch Shell PLC Class A	393,976	15,084,964
Royal Dutch Shell PLC Class B	46,156	1,823,493
Sage Group PLC (The)	94,814	561,645
Smith & Nephew PLC	105,900	1,785,459
Spirax-Sarco Engineering PLC	42,011	1,924,667
SSE PLC	54,463	1,365,880
Standard Chartered PLCΔ	792,435	14,687,485
Tate & Lyle PLC	72,178	692,118
Taylor Wimpey PLC	1,860,940	3,403,000
Tesco PLC	1,742,409	5,259,571
Travis Perkins PLC	100,722	2,717,053
TUI Travel PLC	67,031	422,822
Tullow Oil PLC	12,519	130,802
Unilever PLC	209,441	8,776,933
Vesuvius PLC	41,301	302,501
Vodafone Group PLC	1,370,625	4,541,717

		246,593,385

United States of America — 0.9%
Joy Global, Inc.Δ	52,000	2,836,080
MercadoLibre, Inc.Δ	28,000	3,042,200
Yum! Brands, Inc.	97,909	7,047,490

		12,925,770

Total Foreign Common Stocks (Cost $1,253,043,053)		1,393,911,388

FOREIGN PREFERRED STOCKS — 0.4% Germany — 0.4%
Henkel AG & Co. KGaA,
1.22%, 02/20/14	12,849	1,283,066
Porsche Automobil Holding SE
2.01%, 03/18/14Δ	55,118	4,416,513

Total Foreign Preferred Stocks (Cost $5,491,263)		5,699,579

RIGHTS — 0.0%
Banco Popular Espanol SA*	1,455,984	20,229
Fiat SpA ADR+Δ	914,690	—

Total Rights (Cost $20,318)		20,229

WARRANT — 0.0%
Sun Hung Kai Properties, Ltd.* (Cost $0)	1	2

MONEY MARKET FUNDS — 8.3%
GuideStone Money Market Fund (Investor Class)¥	57,291,673	57,291,673
Northern Institutional Liquid Assets Portfolio§	57,934,777	57,934,777

Total Money Market Funds (Cost $115,226,450)		115,226,450

TOTAL INVESTMENTS — 108.7% (Cost $1,373,781,084)		1,514,857,648

FOREIGN COMMON STOCKS SOLD SHORT — (6.5)%
Australia — (0.5)%
ALS, Ltd.	(129,407)	(597,102)
Alumina, Ltd.*	(25,373)	(37,655)
Brambles, Ltd.	(25,636)	(213,682)
Coca-Cola Amatil, Ltd.	(60,628)	(466,067)
Cochlear, Ltd.	(190)	(11,563)
Flight Centre Travel Group, Ltd.	(933)	(34,922)
Harvey Norman Holdings, Ltd.	(102,860)	(326,914)
Iluka Resources, Ltd.	(127,283)	(875,938)
Insurance Australia Group, Ltd.	(65,373)	(350,292)
Orica, Ltd.	(33,224)	(549,787)
QBE Insurance Group, Ltd.	(35,663)	(364,080)
Santos, Ltd	(30,119)	(360,487)
Sydney Airport	(228,733)	(855,140)
Toll Holdings, Ltd.	(151,439)	(747,820)
Transurban Group	(117,791)	(796,177)
Whitehaven Coal, Ltd.*	(154,711)	(231,632)
Woodside Petroleum, Ltd.	(6,186)	(219,896)

		(7,039,154)

Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	(252,922)

Denmark — (0.1)%
FLSmidth & Co. A/S	(31,287)	(1,497,049)

Finland — (0.3)%
Nokian Renkaat OYJ	(124,944)	(3,768,536)

See Notes to Schedules of Investments.	111

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
France — (0.7)%
Air France-KLM*	(24,091)	$(225,900)
Alcatel-Lucent*	(139,547)	(433,060)
Alstom SA	(41,027)	(1,403,270)
CGG SA*	(215,362)	(1,963,128)
Edenred	(41,146)	(1,015,229)
Etablissements Maurel et Prom*	(6,247)	(88,016)
Kering	(10,801)	(2,177,990)
Veolia Environnement SA	(96,159)	(1,697,931)

		(9,004,524)

Germany — (0.7)%
adidas AG	(21,797)	(1,631,203)
Aixtron SE*	(219,384)	(3,337,603)
Bayerische Motoren Werke AG	(3,722)	(399,687)
Deutsche Bank AG	(13,678)	(479,843)
Fraport AG Frankfurt Airport Services Worldwide	(1,337)	(87,914)
LANXESS AG	(35,105)	(1,937,863)
Sky Deutschland AG*	(230,784)	(1,961,458)
Wacker Chemie AG	(2,577)	(311,852)

		(10,147,423)

Italy — (0.3)%
Luxottica Group SpA	(19,216)	(1,000,446)
Moncler SpA	(30,320)	(432,743)
Salvatore Ferragamo SpA	(85,446)	(2,347,329)
Tod’s SpA	(3,681)	(364,739)

		(4,145,257)

Japan — (1.4)%
Acom Co., Ltd.*	(573,100)	(1,917,736)
Advantest Corporation	(148,800)	(1,918,424)
AEON Financial Service Co., Ltd.	(87,300)	(1,868,184)
Asics Corporation	(5,700)	(128,422)
Chugoku Electric Power Co., Inc. (The)	(39,100)	(501,250)
Disco Corporation	(8,900)	(604,559)
Fast Retailing Co., Ltd.	(1,100)	(368,138)
Hamamatsu Photonics KK	(8,100)	(384,782)
Hitachi Construction Machinery Co., Ltd.	(11,900)	(239,573)
Hokkaido Electric Power Co., Inc.*	(164,700)	(1,336,522)
Kakaku.com, Inc.	(16,700)	(237,234)
Kyushu Electric Power Co., Inc.*	(156,500)	(1,686,647)
M3, Inc.	(11,200)	(179,731)
Nabtesco Corporation	(40,000)	(958,833)
Nidec Corporation	(25,500)	(1,725,188)
Nintendo Co., Ltd.	(1,700)	(184,919)
Rakuten, Inc.	(132,300)	(1,523,546)
Sanrio Co., Ltd.	(5,300)	(153,672)
Sharp Corporation*	(568,000)	(1,615,829)
Shikoku Electric Power Co., Inc.*	(28,300)	(362,797)
SMC Corporation	(1,000)	(275,815)
Sony Corporation	(20,200)	(366,704)
Yahoo Japan Corporation	(169,200)	(643,323)
Yaskawa Electric Corporation	(68,500)	(927,490)

		(20,109,318)

Luxembourg — (0.1)%
Millicom International Cellular SA	(8,628)	(692,894)

Netherlands — (0.4)%
ASML Holding NV	(37,047)	(3,688,182)
Fugro NV	(27,653)	(837,033)
Koninklijke Vopak NV	(16,743)	(903,521)
TNT Express NV	(71,030)	(449,831)

		(5,878,567)

Norway — (0.1)%
Akastor ASA	(63,398)	(255,082)
Aker Solutions ASA 144A*	(63,398)	(631,538)
Schibsted ASA	(12,740)	(691,655)

		(1,578,275)

Spain — (0.3)%
Bankia SA*	(2,082,000)	(3,886,674)

Sweden — (0.2)%
Electrolux AB Series B	(71,236)	(1,884,555)
Elekta AB, B Shares	(41,886)	(412,997)
Volvo AB, B Shares	(36,543)	(397,284)

		(2,694,836)

Switzerland — (0.4)%
Cie Financiere Richemont SA	(22,038)	(1,808,607)
Coca-Cola HBC AG*	(8,700)	(188,005)
Dufry AG*	(11,024)	(1,681,255)
Kuehne + Nagel International AG	(1,389)	(175,462)
Swatch Group AG (The)	(2,356)	(1,120,624)
Transocean, Ltd.	(21,741)	(703,446)

		(5,677,399)

United Kingdom — (1.0)%
Admiral Group PLC	(64,001)	(1,331,171)
Aggreko PLC	(104,085)	(2,612,039)
Anglo American PLC	(79,565)	(1,785,166)
ASOS PLC	(81,601)	(2,976,450)
Barclays PLC	(14,138)	(52,131)
Inmarsat PLC	(16,925)	(192,339)
Kazakhmys PLC*	(69,101)	(295,067)
Lonmin PLC*	(408,493)	(1,230,413)
Serco Group PLC	(165,688)	(768,474)
Telecity Group PLC	(36,884)	(447,260)
Vedanta Resources PLC	(34,045)	(551,089)
Weir Group PLC (The)	(27,276)	(1,106,340)
WM Morrison Supermarkets PLC	(195,595)	(533,657)

		(13,881,596)

Total Foreign Common Stocks Sold Short (Cost $(97,535,524))		(90,254,424)

Liabilities in Excess of Other Assets — (2.2)%		(31,277,685)

NET ASSETS — 100.0%		$1,393,325,539

112	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$39,876,589	$39,876,589	$—	$—
Austria	2,673,213	2,673,213	—	—
Belgium	5,395,631	5,395,625	—	6
Bermuda	17,497,502	17,497,502	—	—
Brazil	7,587,616	7,587,616	—	—
British Virgin Islands	850,075	850,075	—	—
Canada	12,301,750	12,301,750	—	—
Chile	1,309,614	1,309,614	—	—
China	37,222,447	37,222,447	—	—
Denmark	23,925,639	23,925,639	—	—
Finland	4,783,156	4,783,156	—	—
France	128,322,635	128,322,635	—	—
Germany	114,597,540	114,597,540	—	—
Guernsey	205,293	205,293	—	—
Hong Kong	25,030,299	25,030,299	—	—
India	4,584,267	4,584,267	—	—
Indonesia	746,632	746,632	—	—
Ireland	8,238,585	8,238,585	—	—
Italy	38,339,099	38,339,099	—	—
Japan	227,917,961	227,917,961	—	—
Jersey	9,704,179	9,704,179	—	—
Luxembourg	424,941	424,941	—	—
Netherlands	64,286,139	64,286,139	—	—
New Zealand	1,097,827	1,097,827	—	—
Nigeria	—	—	—	—
Norway	19,149,667	19,149,667	—	—
Portugal	1,415,415	1,415,415	—	—
Russia	1,676,600	1,676,600	—	—
Singapore	27,513,650	27,513,650	—	—
South Korea	16,723,409	16,723,409	—	—
Spain	81,848,003	81,848,003	—	—
Sweden	52,520,817	52,520,817	—	—
Switzerland	134,502,469	134,502,469	—	—
Taiwan	12,963,071	12,963,071	—	—
Thailand	3,878,880	3,878,880	—	—
Turkey	5,281,623	5,281,623	—	—
United Kingdom	246,593,386	246,593,386	—	—
United States of America	12,925,770	12,925,770	—	—
Foreign Preferred Stocks:
Germany	5,699,579	5,699,579	—	—
Money Market Funds	115,226,450	115,226,450	—	—
Warrant	2	2	—	—
Rights	20,229	20,229	—	—

Total Assets — Investments in Securities	$1,514,857,649	$1,514,857,643	$—	$6

See Notes to Schedules of Investments.	113

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(7,039,154)	$(7,039,154)	$—	$—
Bermuda	(252,922)	(252,922)	—	—
Denmark	(1,497,049)	(1,497,049)	—	—
Finland	(3,768,536)	(3,768,536)	—	—
France	(9,004,524)	(9,004,524)	—	—
Germany	(10,147,423)	(10,147,423)	—	—
Italy	(4,145,257)	(4,145,257)	—	—
Japan	(20,109,318)	(20,109,318)	—	—
Luxembourg	(692,894)	(692,894)	—	—
Netherlands	(5,878,567)	(5,878,567)	—	—
Norway	(1,578,275)	(1,578,275)	—	—
Spain	(3,886,674)	(3,886,674)	—	—
Sweden	(2,694,836)	(2,694,836)	—	—
Switzerland	(5,677,399)	(5,677,399)	—	—
United Kingdom	(13,881,596)	(13,881,596)	—	—

Total Liabilities — Investments in Securities	$(90,254,424)	$(90,254,424)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,941,603)	$—	$(3,941,603)	$—
Futures Contracts	(1,637,771)	(1,637,771)	—	—

Total Liabilities —Other Financial Instruments	$(5,579,374)	$(1,637,771)	$(3,941,603)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2014 is $593,797,859.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2014.

114	See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 91.5%
Argentina — 0.2%
Banco Macro SA ADRΔ	14,112	$558,976

Austria — 0.4%
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,426	1,103,093

Bermuda — 1.5%
China Gas Holdings, Ltd.	184,000	305,211
Credicorp, Ltd.	14,900	2,285,511
GOME Electrical Appliances Holdings, Ltd.	5,907,000	958,527
Kosmos Energy, Ltd.*	38,900	387,444
Sihuan Pharmaceutical Holdings Group, Ltd.	752,000	563,648

		4,500,341

Brazil — 5.4%
All - America Latina Logistica SA	367,700	953,894
Banco Bradesco SA ADRΔ	41,800	595,650
Banco do Brasil SA*	26,800	278,757
Banco Santander Brasil SA	244,900	1,588,811
Banco Santander Brasil SA ADRΔ	374,654	2,450,237
BB Seguridade Participacoes SA	5,900	77,831
BR Malls Participacoes SA	11,200	88,035
BR Properties SA	5,500	28,986
BRF SA*	7,500	178,940
CCR SA	112,100	773,972
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,358	146,442
Cia Energetica de Minas Gerais ADRΔ	55,882	348,145
Estacio Participacoes SA	13,400	139,433
Fibria Celulose SA*	7,700	84,526
Gerdau SA	12,880	51,936
Gerdau SA ADRΔ	145,203	696,974
Grupo BTG Pactual	110,000	1,434,910
Hypermarcas SA*	87,200	628,417
Itau Unibanco Holding SA ADRΔ	25,960	360,325
JBS SA	8,200	30,887
Linx SA	20,000	416,382
Lojas Renner SA	20,700	598,569
Magnesita Refratarios SA	56,700	75,284
Multiplan Empreendimentos Imobiliarios SA*	2,300	47,020
Multiplus SA	2,200	26,370
Petroleo Brasileiro SA ADRΔ*	37,000	550,930
Porto Seguro SA	43,000	500,664
Tim Participacoes SA ADRΔ	36,000	943,200
Totvs SA	36,400	552,450
Tractebel Energia SA	56,400	797,008
Ultrapar Participacoes SA	30,300	642,579
Vale SA ADRΔ	19,800	192,258

		16,279,822

Canada — 2.3%
First Quantum Minerals, Ltd.Δ	342,500	6,611,769
Torex Gold Resources, Inc.*	343,450	450,798

		7,062,567

Chile — 0.8%
Banco de Chile ADRΔ	3,153	233,227
Banco Santander Chile ADRΔ	20,100	444,009
Embotelladora Andina SA ADR Class BΔ	41,603	797,114
Enersis SA ADRΔ	46,700	736,926
Latam Airlines Group SA ADRΔ	7,200	81,864

		2,293,140

China — 7.9%
AAC Technologies Holdings, Inc.Δ	234,500	1,362,029
Agile Property Holdings, Ltd.+	36,000	22,115
Agricultural Bank of China, Ltd. Class H	983,000	435,491
Anhui Conch Cement Co., Ltd. Class HΔ	1,057,000	3,375,931
Bank of China, Ltd. Class H	2,245,000	1,006,149
Bank of Communications Co., Ltd. Class H	389,000	271,028
Beijing Capital International Airport Co., Ltd. Class H	178,000	136,167
China CITIC Bank Corporation, Ltd. Class H	928,000	562,906
China Communications Construction Co., Ltd. Class H	116,000	83,659
China Construction Bank Corporation Class H	1,937,000	1,357,049
China Merchants Bank Co., Ltd. Class HΔ	1,628,000	2,784,322
China Oilfield Services, Ltd. Class H	34,000	89,763
China Petroleum & Chemical Corporation Class H	934,000	817,942
China Railway Construction Corporation, Ltd. Class H	372,000	338,232
China Railway Group, Ltd. Class H	248,000	131,588
China Telecom Corporation, Ltd. Class H	940,000	576,238
Country Garden Holdings Co., Ltd.	121,000	45,658
Evergrande Real Estate Group, Ltd.	173,000	65,057
Guangzhou R&F Properties Co., Ltd. Class HΔ	23,600	23,859
Huaneng Power International, Inc. Class H	324,000	353,841
Industrial & Commercial Bank of China, Ltd. Class H	1,953,000	1,217,347
Jiangxi Copper Co., Ltd. Class H	66,000	108,628
Li Ning Co., Ltd.Δ*	921,500	486,571
Longfor Properties Co., Ltd.	842,000	962,924
Mindray Medical International, Ltd. ADRΔ	32,304	974,289
Parkson Retail Group, Ltd.Δ	366,000	106,055
PetroChina Co., Ltd. Class H	478,000	612,517
Qinhuangdao Port Co., Ltd. Class H	515,500	251,614
Shanghai Electric Group Co., Ltd. Class H	312,000	165,948
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,250,000	1,071,495
SOHO China, Ltd.	53,000	38,360
Tencent Holdings, Ltd.	97,900	1,456,235

See Notes to Schedules of Investments.	115

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tingyi Cayman Islands Holding Corporation	684,000	$1,797,021
Wumart Stores, Inc. Class H	487,000	455,337
Zhejiang Expressway Co., Ltd. Class H	100,000	101,612
Zhuzhou CSR Times Electric Co., Ltd. Class H	33,500	129,429

		23,774,406

Colombia — 0.6%
Bancolombia SA	96,056	1,313,006
Bancolombia SA ADRΔ	11,605	658,235

		1,971,241

Cyprus — 0.5%
Eurasia Drilling Co., Ltd. GDR	38,114	1,082,438
Global Ports Investments PLC GDR	49,037	350,614
QIWI PLC ADR	5,171	163,352

		1,596,404

Egypt — 0.2%
ElSwedy Electric Co.*	82,700	541,074

Estonia — 0.1%
Tallink Group AS@	527,514	421,755

Hong Kong — 5.7%
AIA Group, Ltd.	267,758	1,384,506
ASM Pacific Technology, Ltd.	197,300	1,952,710
Belle International Holdings, Ltd.	1,584,000	1,780,887
China Mengniu Dairy Co., Ltd.	512,000	2,110,021
China Mobile, Ltd.	427,500	4,941,258
China Overseas Land & Investment, Ltd.	826,000	2,125,409
China Resources Land, Ltd.	54,000	111,271
China Taiping Insurance Holdings Co., Ltd.*	22,200	48,146
CNOOC, Ltd.	477,000	818,257
New World Department Store China, Ltd.Δ	527,000	183,249
Shimao Property Holdings, Ltd.	36,000	72,882
Sino Biopharmaceutical, Ltd.	1,252,000	1,246,381
Sino-Ocean Land Holdings, Ltd.	78,000	41,085
WH Group, Ltd. 144A*	444,000	364,813
Yuexiu Property Co., Ltd.	138,000	24,526

		17,205,401

Hungary — 0.4%
OTP Bank PLC	66,797	1,134,879

India — 7.8%
Adani Enterprises, Ltd.*	24,815	189,126
Ambuja Cements, Ltd.	462,177	1,599,210
Axis Bank, Ltd.	597,734	3,655,507
Cairn India, Ltd.*	37,974	191,745
Coal India, Ltd.	35,189	194,491
Dabur India, Ltd.	415,997	1,496,336
Divi’s Laboratories, Ltd.	3,970	115,728
DLF, Ltd.	9,537	23,294
Dr Reddy’s Laboratories, Ltd.	1,896	99,147
GAIL India, Ltd.*	27,385	199,291
HCL Technologies, Ltd.	35,053	973,237
Hero MotoCorp, Ltd.	47,463	2,182,214
Infosys, Ltd.	26,733	1,622,225
Infosys, Ltd. ADRΔ	26,752	1,618,229
Kotak Mahindra Bank, Ltd.	221,038	3,625,868
Power Finance Corporation, Ltd.	81,321	308,904
Reliance Infrastructure, Ltd.	10,466	99,212
Shriram Transport Finance Co., Ltd.	44,747	675,480
State Bank of India, Ltd.	2,266	89,734
Tata Consultancy Services, Ltd.	78,767	3,490,184
Tata Motors, Ltd. ADRΔ	11,400	498,294
Tata Steel, Ltd.	35,512	263,954
Wipro, Ltd.	33,732	325,960

		23,537,370

Indonesia — 2.0%
PT Adaro Energy Tbk	3,553,200	342,635
PT Bank Mandiri Persero Tbk	100,100	82,766
PT Bank Negara Indonesia Persero Tbk	953,500	432,342
PT Bank Rakyat Indonesia Persero Tbk	269,400	230,488
PT Bank Tabungan Pensiunan Nasional Tbk*	237,000	89,471
PT Global Mediacom Tbk	471,600	75,278
PT Indocement Tunggal Prakarsa Tbk	1,144,100	2,023,418
PT Indofood Sukses Makmur Tbk	323,700	185,958
PT Lippo Karawaci Tbk	541,000	41,735
PT Perusahaan Gas Negara Persero Tbk	693,400	341,436
PT Ramayana Lestari Sentosa Tbk	3,631,300	275,663
PT Semen Indonesia Persero Tbk	1,018,500	1,289,320
PT Telekomunikasi Indonesia Tbk ADR	8,700	418,470
PT Unilever Indonesia Tbk	106,200	277,157
PT United Tractors Tbk	67,400	110,075

		6,216,212

Jersey — 0.1%
West China Cement, Ltd.	2,222,000	211,759

Kenya — 0.2%
Safaricom, Ltd.	3,573,500	516,217

Luxembourg — 0.3%
O’Key Group SA GDR	11,755	85,812
Ternium SA ADRΔ	37,961	912,962

		998,774

Malaysia — 2.2%
AMMB Holdings Bhd	119,200	249,628
CIMB Group Holdings Bhd	721,014	1,545,108
DiGi.Com Bhd	184,100	328,299
IOI Corporation Bhd	380,000	557,171
Lafarge Malaysia Bhd	172,500	541,609
Malayan Banking Bhd	165,800	503,389
MISC Bhd	205,000	421,811
Petronas Chemicals Group Bhd	201,300	382,903
RHB Capital Bhd	35,700	96,092
SapuraKencana Petroleum Bhd	69,000	86,658
Sime Darby Bhd	33,300	92,881
Tenaga Nasional Bhd	330,300	1,246,491

116	See Notes to Schedules of Investments.

	Shares	Value
Westports Holdings Bhd	508,800	$473,050

		6,525,090

Mexico — 5.1%
Alfa SAB de CV Class A	172,500	593,388
America Movil SAB de CV ADR Class LΔ	217,264	5,475,053
Arca Continental SAB de CV	32,800	225,171
Cemex SAB de CV ADRΔ*	27,768	362,095
Compartamos SAB de CV	256,900	549,933
Corporacion Moctezuma SAB de CV@	205,509	726,064
Fibra Uno Administracion SA de CV REIT	65,700	216,122
Genomma Lab Internacional SAB de CV Class B*	594,300	1,424,851
Grupo Aeroportuario del Pacifico SAB de CV Class B	46,300	312,057
Grupo Bimbo SAB de CV Series A*	8,300	24,065
Grupo Financiero Banorte SAB de CV Class O	346,600	2,219,654
Grupo Financiero Inbursa SAB de CV Class O	421,700	1,205,709
Grupo Mexico SAB de CV Series B	80,300	269,829
Grupo Televisa SAB de CV ADR	10,700	362,516
Industrias CH SAB de CV Series B*	7,800	42,047
Industrias Penoles SAB de CV	2,360	54,120
Megacable Holdings SAB de CV	294,000	1,395,518

		15,458,192

Mongolia — 0.1%
Mongolian Mining CorporationΔ*	1,685,500	188,849

Netherlands — 1.4%
OCIΔ*	67,010	2,069,808
X5 Retail Group NV GDR*	110,893	2,045,976

		4,115,784

Nigeria — 1.2%
FBN Holdings PLC	2,210,200	180,890
FCMB Group PLC	12,000,000	314,922
Guaranty Trust Bank PLC	14,478,359	2,628,814
United Bank for Africa PLC	16,356,169	660,835

		3,785,461

Philippines — 0.4%
International Container Terminal Services, Inc.	557,330	1,371,049

Poland — 0.9%
Alior Bank SA*	33,533	860,470
Bank Zachodni WBK SA	856	102,134
KGHM Polska Miedz SA	3,042	116,238
Orange Polska SA	67,289	236,793
PGE SA	173,627	1,099,805
Polskie Gornictwo Naftowe i Gazownictwo SA	160,551	245,394

		2,660,834

Russia — 4.8%
Gazprom OAO ADR	220,172	1,536,801
LSR Group GDR	163,892	599,845
Lukoil OAO ADR	10,216	519,995
Mobile Telesystems OJSC ADRΔ	17,200	256,968
NOVATEK OAO GDR	48,347	5,035,919
Novolipetsk Steel OJSC GDRΔ	90,041	1,311,636
Rosneft OAO GDR	27,856	167,136
Sberbank of Russia ADR	432,834	3,405,538
Sistema JSFC GDR	21,979	151,655
Surgutneftegas OAO ADR	82,407	545,122
Tatneft OAO ADR	24,289	860,316

		14,390,931

South Africa — 3.9%
African Bank Investments, Ltd.	642,081	17,642
African Rainbow Minerals, Ltd.	27,960	355,065
AngloGold Ashanti, Ltd. ADRΔ*	57,700	692,400
Bidvest Group, Ltd.	124,187	3,145,744
Capitec Bank Holdings, Ltd.Δ	19,184	415,892
Discovery, Ltd.	60,072	523,532
Growthpoint Properties, Ltd. REIT	48,957	106,915
Imperial Holdings, Ltd.	5,340	82,329
Investec. Ltd.	61,477	517,033
Liberty Holdings, Ltd.	28,661	313,010
Mediclinic International, Ltd.	4,038	32,922
MTN Group, Ltd.	31,288	660,881
Naspers, Ltd. N Shares	1,109	122,373
Netcare, Ltd.	150,247	420,935
Pick n Pay Stores, Ltd.	164,213	768,178
Redefine Properties, Ltd. REIT	79,691	68,653
Remgro, Ltd.	11,242	227,196
RMB Holdings, Ltd.	60,708	305,080
Sanlam, Ltd.	27,019	156,375
Sasol, Ltd.	14,376	781,505
Standard Bank Group, Ltd.	174,858	2,024,790
Woolworths Holdings, Ltd.	17,532	108,632

		11,847,082

South Korea — 10.8%
AMOREPACIFIC Group	233	258,116
Coway Co., Ltd.	2,230	178,146
DGB Financial Group, Inc.	5,610	89,313
Dongbu Insurance Co., Ltd.	4,407	248,488
Doosan Infracore Co., Ltd.*	7,062	74,284
E-Mart Co., Ltd.	4,475	977,482
Hana Financial Group, Inc.	8,770	319,967
Hanwha Corporation	3,243	90,506
Hanwha Life Insurance Co., Ltd.	24,021	161,620
Hyosung Corporation	8,889	636,824
Hyundai Department Store Co., Ltd.	564	85,782
Hyundai Hysco Co., Ltd.	588	43,463
Hyundai Mobis Co., Ltd.	2,539	618,359
KB Financial Group, Inc.	7,910	288,965
Kia Motors Corporation	8,432	429,091
KIWOOM Securities Co., Ltd.	8,808	427,358
Korea Electric Power Corporation	12,804	584,840
Korea Zinc Co., Ltd.	925	341,862
Korean Air Lines Co., Ltd.*	17,085	582,857
LG Display Co., Ltd.*	24,310	783,265
Mirae Asset Securities Co., Ltd.	2,893	121,998
NAVER Corporation	770	588,856
Samsung C&T Corporation	1,201	86,042
Samsung Electronics Co., Ltd.	9,170	10,288,822

See Notes to Schedules of Investments.	117

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	25,653	$6,867,541
Shinhan Financial Group Co., Ltd.	106,783	4,917,938
Shinsegae Co., Ltd.	279	58,034
SK Holdings Co., Ltd.	3,959	707,199
SK Hynix, Inc.*	22,952	1,016,826
SK Networks Co., Ltd.*	19,943	200,328
SK Telecom Co., Ltd.	773	212,433
Woori Finance Holdings Co., Ltd.*	23,912	295,713

		32,582,318

Switzerland — 0.8%
Coca-Cola HBC AG*	108,204	2,338,266

Taiwan — 9.1%
Advanced Semiconductor Engineering, Inc.	68,000	79,133
AU Optronics Corporation	324,000	136,866
China Life Insurance Co., Ltd.	205,700	169,729
Compal Electronics, Inc.	99,000	74,040
CTBC Financial Holding Co., Ltd.	780,858	524,944
Delta Electronics, Inc.	88,000	555,433
Eva Airways Corporation*	150,000	79,390
Far Eastern Department Stores, Ltd.	159,120	153,526
Fubon Financial Holding Co., Ltd.	598,000	918,049
Hon Hai Precision Industry Co., Ltd.	441,280	1,392,623
Inventec Corporation	1,041,000	677,585
Kinsus Interconnect Technology Corporation	161,000	598,070
Largan Precision Co., Ltd.	16,000	1,146,633
MediaTek, Inc.	262,000	3,880,110
Pou Chen Corporation	248,000	275,560
President Chain Store Corporation	109,000	781,144
Richtek Technology Corporation	73,000	371,965
Ruentex Development Co., Ltd.	17,000	27,468
Siliconware Precision Industries Co.	178,000	244,301
SinoPac Financial Holdings Co., Ltd.	416,108	178,511
Taishin Financial Holding Co., Ltd.	835,493	391,386
Taiwan Cement Corporation	148,000	220,398
Taiwan Cooperative Financial Holding Co., Ltd.	115,500	62,269
Taiwan Semiconductor Manufacturing Co., Ltd.	3,186,000	12,568,254
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,300	1,398,474
Teco Electric and Machinery Co., Ltd.	229,000	235,252
Uni-President Enterprises Corporation	139,920	242,863

		27,383,976

Thailand — 4.6%
Airports of Thailand PCL NVDR	70,100	516,697
Bangkok Bank PCL NVDR	32,000	201,326
BEC World PCL NVDR	186,100	269,752
Big C Supercenter PCL NVDR	270,800	1,929,215
Central Pattana PCL	2,265,900	3,249,479
Glow Energy PCL NVDR	15,400	45,238
Indorama Ventures PCL	234,300	184,261
Kasikornbank PCL	47,800	344,956
Kasikornbank PCL NVDR	348,131	2,523,078
Krung Thai Bank PCL NVDR	498,800	364,582
PTT Exploration & Production PCL NVDR	126,100	622,236
PTT PCL	30,000	333,076
Robinson Department Store PCL	434,800	707,346
Siam Commercial Bank PCL	328,500	1,843,855
TMB Bank PCL	9,175,500	871,566

		14,006,663

Turkey — 2.5%
Akfen Holding AS	106,500	213,791
BIM Birlesik Magazalar AS	18,393	384,980
Coca-Cola Icecek AS	23,277	502,543
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	61,091	63,867
Enka Insaat ve Sanayi AS	153,156	349,833
Koza Altin Isletmeleri AS	13,642	101,571
TAV Havalimanlari Holding AS	70,531	566,962
Türkiye Garanti Bankasi AS	892,934	3,137,850
Türkiye Halk Bankasi AS	32,111	193,240
Turkiye Vakiflar Bankasi TAO Class D	82,634	153,177
Ulker Biskuvi Sanayi AS	106,104	703,771
Yapi ve Kredi Bankasi AS	643,382	1,263,279

		7,634,864

United Kingdom — 5.7%
Anglo American PLC	484,059	10,836,559
Tullow Oil PLC	617,767	6,454,582

		17,291,141

United States of America — 1.6%
Cognizant Technology Solutions Corporation Class A*	86,300	3,863,651
First Cash Financial Services, Inc.Δ*	11,700	654,966
Southern Copper CorporationΔ	7,800	231,270

		4,749,887

Total Foreign Common Stocks (Cost $284,496,549)		276,253,818

FOREIGN PREFERRED STOCKS — 2.5%
Brazil — 1.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar
1.00%, 07/23/14	40,800	1,788,683
Cia Energetica de Sao Paulo, Class B
3.18%, 08/18/14	66,200	716,970
Gerdau SA
0.32%, 07/30/14	30,812	148,159
Itausa Investimentos Itau SA
0.38%, 08/28/14	321,906	1,225,682

		3,879,494

South Korea — 1.2%
Samsung Electronics Co., Ltd.
1.68%, 06/27/14	4,308	3,666,036

Total Foreign Preferred Stocks (Cost $8,146,901)		7,545,530

118	See Notes to Schedules of Investments.

	Shares	Value
RIGHTS — 0.0%
Agile Property Holdings, Ltd.+	7,200	$714
Woolworths Holdings, Ltd.+*	3,546	4,384
Yuexiu Property Co., Ltd.*	45,540	704

Total Rights (Cost $0)		5,802

MONEY MARKET FUNDS — 12.8%
GuideStone Money Market Fund (Investor Class)¥	9,473,482	9,473,482
Northern Institutional Liquid Assets Portfolio§	28,976,143	28,976,143

Total Money Market Funds (Cost $38,449,625)		38,449,625

TOTAL INVESTMENTS — 106.8% (Cost $331,093,075)		322,254,775

Liabilities in Excess of Other Assets — (6.8)%		(20,454,287)

NET ASSETS — 100.0%		$301,800,488

See Notes to Schedules of Investments.	119

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$558,976	$558,976	$—	$—
Austria	1,103,093	1,103,093	—	—
Bermuda	4,500,341	4,500,341	—	—
Brazil	16,279,822	16,279,822	—	—
Canada	7,062,567	7,062,567	—	—
Chile	2,293,140	2,293,140	—	—
China	23,774,406	23,752,291	—	22,115
Colombia	1,971,241	1,971,241	—	—
Cyprus	1,596,404	1,596,404	—	—
Egypt	541,074	541,074	—	—
Estonia	421,755	421,755	—	—
Hong Kong	17,205,401	17,205,401	—	—
Hungary	1,134,879	1,134,879	—	—
India	23,537,370	23,537,370	—	—
Indonesia	6,216,212	6,216,212	—	—
Jersey	211,759	211,759	—	—
Kenya	516,217	516,217	—	—
Luxembourg	998,774	998,774	—	—
Malaysia	6,525,090	6,525,090	—	—
Mexico	15,458,192	15,458,192	—	—
Mongolia	188,849	188,849	—	—
Netherlands	4,115,784	4,115,784	—	—
Nigeria	3,785,461	3,785,461	—	—
Philippines	1,371,049	1,371,049	—	—
Poland	2,660,834	2,660,834	—	—
Russia	14,390,931	14,390,931	—	—
South Africa	11,847,082	11,847,082	—	—
South Korea	32,582,318	32,582,318	—	—
Switzerland	2,338,266	2,338,266	—	—
Taiwan	27,383,976	27,383,976	—	—
Thailand	14,006,663	14,006,663	—	—
Turkey	7,634,864	7,634,864	—	—
United Kingdom	17,291,141	17,291,141	—	—
United States of America	4,749,887	4,749,887	—	—
Foreign Preferred Stocks:
Brazil	3,879,494	3,879,494	—	—
South Korea	3,666,036	3,666,036	—	—
Money Market Funds	38,449,625	38,449,625	—	—
Rights	5,802	704	—	5,098

Total Assets — Investments in Securities	$322,254,775	$322,227,562	$—	$27,213

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,226,900)	$—	$(1,226,900)	$—
Futures Contracts	(1,573,119)	(1,573,119)	—	—

Total Liabilities — Other Financial Instruments	$(2,800,019)	$(1,573,119)	$(1,226,900)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2014 is $44,478,819.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2014.

120	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 88.7%
U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16	$3,277,200	$4,106,407
2.38%, 01/15/17	350,000	441,767
0.13%, 04/15/17	1,008,300	1,072,343
0.13%, 04/15/18	45,665,000	47,466,816
1.38%, 07/15/18	3,300,000	3,875,518
0.13%, 04/15/19	15,280,000	15,579,028
1.38%, 01/15/20	5,560,000	6,520,192
1.25%, 07/15/20	5,480,000	6,360,965
1.13%, 01/15/21	9,875,000	11,289,665
0.63%, 07/15/21	1,080,000	1,165,527
0.13%, 01/15/22	11,059,200	11,382,820
0.13%, 07/15/22	4,945,000	5,004,792
0.13%, 01/15/23	13,114,000	13,105,731
0.38%, 07/15/23	16,440,000	16,660,008
0.63%, 01/15/24	29,486,000	30,279,861
0.13%, 07/15/24	7,870,000	7,585,823
2.38%, 01/15/25‡‡	11,850,200	17,559,578
2.00%, 01/15/26	3,775,000	5,162,913
2.38%, 01/15/27‡‡	3,870,000	5,417,444
1.75%, 01/15/28	7,330,000	9,289,966
3.63%, 04/15/28	4,020,000	8,050,505
2.50%, 01/15/29	7,140,000	9,678,751
3.88%, 04/15/29	4,875,000	9,977,516
3.38%, 04/15/32	627,100	1,170,936
2.13%, 02/15/40	2,787,600	3,808,351
2.13%, 02/15/41	4,138,900	5,610,757
0.75%, 02/15/42	6,934,400	6,708,422
0.63%, 02/15/43	10,635,000	9,750,003
1.38%, 02/15/44	3,873,700	4,241,889

Total U.S. Treasury Obligations (Cost $280,833,314)		278,324,294

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 5.8%
Germany — 3.6%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18(E)	1,045,000	1,469,272
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/16(E)	6,570,000	9,878,865

		11,348,137

Italy — 1.0%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	705,000	994,364
2.60%, 09/15/23(E)	235,000	383,577
2.35%, 09/15/24(E)	1,310,000	1,843,580

		3,221,521

New Zealand — 0.7%
New Zealand Government Bond
3.00%, 09/20/30(Z)	2,328,000	1,981,599

United Kingdom — 0.5%
United Kingdom Gilt Inflation Linked Bond
0.13%, 03/22/24(U)	905,000	1,639,397

Total Foreign Government Inflation-Linked Bonds (Cost $18,190,028)		18,190,654

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $123.50, Expires 10/24/14 (UBS)	171	34,734
1-Year Eurodollar Mid Curve, Strike Price $98.75, Expires 12/12/14 (UBS)	243	30,375
3-Year Eurodollar Midcurve, Strike Price $97.00, Expires 10/10/14 (UBS)	324	24,300

	Notional Amount
Euro vs. U.S. Dollar, Strike Price $1.34, Expires 10/03/14 (BNP)	$2,205,000	170,417

		259,826

Total Purchased Options (Cost $157,955)		259,826

	Shares
MONEY MARKET FUND — 4.6%
GuideStone Money Market Fund (Investor Class)¥ (Cost $14,413,577)	14,413,577	14,413,577

TOTAL INVESTMENTS — 99.1% (Cost $313,594,874)		311,188,351

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
1-Year Eurodollar Mid Curve, Strike Price $99.00, Expires 12/12/14 (UBS)	(157)	(21,587)

	Notional Amount
Put Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.25, Expires 12/23/14 (UBS)	$(3,620,000)	(40,625)

Total Written Options (Premiums received $(55,292))		(62,212)

Other Assets in Excess of Liabilities —		2,715,116

NET ASSETS — 100.0%		$313,841,255

See Notes to Schedules of Investments.	121

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$18,190,654	$—	$18,190,654	$—
Money Market Fund	14,413,577	14,413,577	—	—
Purchased Options	259,826	89,409	170,417	—
U.S. Treasury Obligations	278,324,294	—	278,324,294	—

Total Assets — Investments in Securities	$311,188,351	$14,502,986	$296,685,365	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,206,487	$—	$1,206,487	$—
Futures Contracts	288,338	288,338	—	—

Total Assets — Other Financial Instruments	$1,494,825	$288,338	$1,206,487	$—

Liabilities:
Investments in Securities:
Written Options	$(62,212)	$(21,587)	$(40,625)	$—

Total Liabilities — Investments in Securities	$(62,212)	$(21,587)	$(40,625)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

122	See Notes to Schedules of Investments.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Par	Value
CORPORATE BONDS — 8.8%
CDW LLC
8.50%, 04/01/19	$612,000	$651,780
Chrysler Group LLC
8.00%, 06/15/19Δ	1,000,000	1,066,250
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	750,000	802,650
Endo Finance LLC & Endo Finco, Inc.
7.00%, 07/15/19 144A	1,000,000	1,051,250
FMG Resources August 2006 Proprietary, Ltd.
6.00%, 04/01/17 144AΔ	750,000	757,969
GCI, Inc.
8.63%, 11/15/19@Δ	750,000	775,312
HD Supply, Inc.
8.13%, 04/15/19Δ	1,000,000	1,085,000
Huntsman International LLC
8.63%, 03/15/20Δ	450,000	476,438
Intelsat Jackson Holdings SA
7.25%, 04/01/19	1,000,000	1,053,750
NBTY, Inc.
9.00%, 10/01/18	1,000,000	1,045,000
Regency Energy Partners LP
8.38%, 06/01/19 144A	750,000	798,750
Sinclair Television Group, Inc.
8.38%, 10/15/18	650,000	678,437
T-Mobile USA, Inc.
6.46%, 04/28/19Δ	750,000	780,938

Total Corporate Bonds (Cost $11,119,763)		11,023,524

LOAN AGREEMENTS — 86.6%
1011778 B.C. LLC Term B Loan
0.00%, 09/25/21S	1,000,000	992,220
Accudyne Industries Borrower SCA Term Loan
4.00%, 12/13/19	1,894,922	1,859,980
Acosta Holdco, Inc. Term Loan
5.00%, 09/26/21	600,000	598,500
ADS Waste Holdings, Inc. Term B Loan
3.75%, 10/09/19	1,234,296	1,199,736
Advantage Sales & Marketing, Inc. Delayed Draw Term B-DD Loan
0.00%, 07/25/21S	32,258	31,671
Advantage Sales & Marketing, Inc. Term B Loan
3.48%, 07/25/21	967,742	950,119
Affinia Group, Inc. Term B-2 Loan
4.75%, 04/25/20	854,912	849,569
AlixPartners LLP Term B-2 Loan
4.00%, 07/02/20	987,500	971,038
Allflex Holdings III, Inc. Term B Loan
4.25%, 07/17/20	929,610	919,384
Allied Security Holdings LLC Term B Loan
4.25%, 02/14/21	367,292	361,668
8.00%, 08/14/21	363,014	357,750
American Energy-Marcellus LLC Term Loan
5.25%, 08/04/20	1,000,000	990,310
American Pacific Corporation Term B Loan
7.00%, 02/27/19	997,500	999,994
Aramark Services, Inc. Term F Loan
3.25%, 02/24/21	995,000	974,483
AssuredPartners Capital, Inc. Term B Loan
4.50%, 04/02/21	750,000	739,222
Asurion LLC Term B-1 Loan
5.00%, 05/24/19	1,236,658	1,229,399
Asurion LLC Term Loan
8.50%, 03/03/21	500,000	504,530
Atlantic Power LP Term Loan
4.75%, 02/24/21	691,045	683,706
Atrium Innovations, Inc. Term B Loan
0.00%, 02/15/21S	543,612	532,740
Berry Plastics Group, Inc. Term D Loan
3.50%, 02/08/20	740,602	720,650
BJ’s Wholesale Club, Inc. Term B Loan
4.50%, 09/26/19	987,525	971,320
BMC Software Finance, Inc. Term B Loan
5.00%, 09/10/20	1,676,111	1,646,779
Brand Energy & Infrastructure Services, Inc. Term B Loan
4.75%, 11/26/20	972,650	968,458
Brickman Group, Ltd. LLC (The) Term B Loan
4.00%, 12/18/20	1,496,241	1,461,947
Burlington Coat Factory Warehouse Corporation Term B-3 Loan
4.25%, 08/13/21	700,190	692,166
BWAY Holding Co. Term B Loan
5.50%, 08/14/20	300,000	299,439
CDHR Parent, Inc. Term Loan
5.25%, 07/01/21	750,000	742,500
CDW LLC Term B-1 Loan
3.25%, 04/29/20	987,473	962,509
Charter Communications Operating LLC Term G Loan
4.25%, 09/12/21	1,200,000	1,195,632
Checkout Holding Corporation Term B Loan
4.50%, 04/09/21	698,250	678,524

See Notes to Schedules of Investments.	123

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chromaflo Technologies Corporation Term B Loan
4.50%, 12/02/19	$496,250	$490,047
Cincinnati Bell, Inc. Term B Loan
4.00%, 09/10/20	1,485,000	1,470,150
CompuCom Systems, Inc. Term B Loan
4.25%, 05/09/20	1,856,697	1,777,787
Coveris Holdings SA Term B Loan
5.25%, 05/08/19	694,750	696,702
CPG International, Inc. Term B Loan
4.75%, 09/30/20	990,000	984,228
CS Intermediate Holdco 2 LLC Term B Loan
4.00%, 04/04/21	748,125	738,310
CWGS Group LLC Term B Loan
5.75%, 02/20/20	490,625	490,625
DaVita HealthCare Partners, Inc. Term B Loan
3.50%, 06/24/21	498,750	492,456
Dell International LLC Term B Loan
4.50%, 04/29/20	1,270,400	1,260,580
Delta 2 Lux S.à r.l. Term B Loan
4.75%, 04/30/19	1,984,962	1,957,669
Dole Food Co., Inc. Term B Loan
4.50%-5.75%, 11/01/18	489,583	484,076
DS Services of America, Inc. Term B Loan
5.25%, 08/30/20	1,237,500	1,249,875
Emerald US, Inc. Term B Loan
0.00%, 05/16/21S	750,000	743,437
Entegris, Inc. Term B Loan
3.50%, 04/30/21	943,152	925,864
Fairmount Santrol, Inc. Term B-2 Loan
4.50%, 09/05/19	1,237,500	1,233,243
Federal-Mogul Holdings Corporation Term C Loan
4.75%, 04/15/21	375,000	371,344
Fieldwood Energy LLC Term B Loan
3.88%, 09/25/18	435,602	428,523
Fieldwood Energy LLC Term Loan
8.38%, 09/30/20	400,000	400,500
Filtration Group, Inc. Term B Loan
4.50%, 11/21/20	496,250	493,357
First Data Corporation Term C-1 Loan
3.65%, 03/24/18	750,000	734,767
FleetCor Technologies, Inc. Term B Loan
0.00%, 10/03/21S	800,000	796,000
Flexera Software LLC Term Loan
4.50%, 04/02/20	750,599	743,716
Garda World Security Corporation Term B Loan
4.00%, 11/08/20	395,162	388,247
Garda World Security Corporation Delayed Draw Term B-DD Loan
4.00%, 11/08/20	101,088	99,319
Gardner Denver, Inc. Term Loan
4.25%, 07/30/20	1,732,500	1,696,499
Genesys Telecommunications Laboratories, Inc. Term B Loan
4.00%, 02/08/20	987,469	966,485
Getty Images, Inc. Term B Loan
4.75%, 10/18/19	987,437	903,920
Great Wolf Resorts, Inc. Term B Loan
4.25%, 08/06/20	987,500	976,391
HFOTCO LLC Term B Loan
4.25%, 08/19/21	1,000,000	990,000
HGIM Corporation Term B Loan
5.50%-6.75%, 06/18/20	743,128	729,663
HUB International, Ltd. Term B Loan
4.25%, 10/02/20	1,732,544	1,692,834
Hudson’s Bay Co. Term B Loan
4.75%, 11/04/20	786,250	785,102
Husky Injection Molding Systems, Ltd. Term B Loan
4.25%, 06/30/21	996,198	979,701
IMG Worldwide Holdings LLC Term B Loan
5.25%, 05/06/21	1,496,250	1,471,936
Infor US, Inc. Term B-3 Loan
3.75%, 06/03/20	967,324	944,650
Interactive Data Corporation Term B Loan
4.75%, 05/02/21	997,500	991,575
ION Media Networks, Inc. Term B Loan
5.00%, 12/18/20	794,000	788,045
J. Crew Group, Inc. Term B Loan
4.00%, 03/05/21	1,266,405	1,201,274
Jazz Acquisition, Inc. Term Loan
4.50%, 06/19/21	997,576	987,600
JLL/Delta Dutch Newco BV Term B Loan
0.00%, 03/11/21S	1,400,000	1,365,756
Jo-Ann Stores, Inc. Term Loan
4.00%, 03/18/18	740,602	710,363

124	See Notes to Schedules of Investments.

	Par	Value
Kronos, Inc. Term B Loan
4.50%, 10/30/19	$249,749	$247,799
9.75%, 04/30/20	750,000	769,687
Liberty Cablevision of Puerto Rico LLC Term Loan
4.50%, 01/07/22	800,000	793,336
Lineage Logistics LLC Term B Loan
4.50%, 04/07/21	1,243,750	1,228,203
LM US Member LLC Term B Loan
5.25%, 10/25/19	496,250	491,287
LTS Buyer LLC Term B Loan
4.00%, 04/13/20	1,234,375	1,211,490
McJunkin Red Man Corporation Term B Loan
5.00%-6.25%, 11/09/19	495,000	494,277
Minerals Technologies, Inc. Term B Loan
4.00%-5.50%, 05/09/21	978,269	969,103
Mission Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	1,032,891	1,010,942
MPH Acquisition Holdings LLC Term B Loan
4.00%, 03/31/21	963,636	940,153
Multi Packaging Solutions, Inc. Term B Loan
4.25%, 09/30/20	995,000	981,319
Murray Energy Corporation Term B Loan
5.25%, 12/05/19	696,500	694,431
National Financial Partners Corporation Term Loan
4.50%, 07/01/20	1,000,000	990,000
Nautilus Merger Sub, Inc. Term B Loan
4.00%, 03/13/21	1,243,750	1,208,515
Neiman Marcus Group, Ltd. LLC Term Loan
4.25%, 10/25/20	992,512	974,181
NewPage Corporation Term B Loan
9.50%, 02/11/21	700,000	699,300
Nexstar Broadcasting, Inc. Term B-2 Loan
3.75%, 10/01/20	206,578	202,188
North American Lifting Holdings, Inc. Term Loan
5.50%, 11/27/20	497,500	495,634
10.00%, 11/27/21	250,000	249,687
Numericable US LLC Term B-1 Loan
4.50%, 04/23/20	857,846	851,103
Numericable US LLC Term B-2 Loan
4.50%, 04/23/20	742,154	736,321
Orion Engineered Carbons GmbH Term B Loan
5.00%, 07/25/21	800,000	802,000
OXEA S.à r.l. Term Loan
8.25%, 06/06/20	750,000	741,247
Pacific Drilling SA Term B Loan
4.50%, 06/03/18	790,000	762,682
Par Pharmaceutical Cos., Inc. Term B Loan
4.00%, 09/28/19	1,967,127	1,925,679
Performance Food Group, Inc. Term Loan
6.25%, 11/14/19	488,763	486,930
Ply Gem Industries, Inc. Term B Loan
4.00%, 01/30/21	995,000	974,165
Quebecor Media, Inc. Term B-1 Loan
3.25%, 08/17/20	990,000	962,161
RCS Capital Corporation Term Loan
6.50%, 04/29/19	740,625	743,402
Sabre GLBL, Inc. Term B-2 Loan
4.00%, 02/19/19	990,000	976,140
SAM Finance Lux S.à r.l. Term B Loan
4.25%, 11/26/20	496,250	493,357
Sandy Creek Energy Associates LP Term B Loan
5.00%-6.25%, 11/08/20	287,227	285,791
Seadrill Operating LP Term B Loan
4.00%, 02/21/21	496,250	471,437
Sedgwick Claims Management Services, Inc. Term Loan
3.75%, 02/28/21	895,500	866,772
0.00%, 02/28/22S	500,000	487,815
Sequa Corporation Term B Loan
5.25%, 06/19/17	1,482,399	1,409,213
Solenis International LP Term Loan
4.25%, 07/31/21	1,000,000	979,750
Southcross Holdings LP Term Loan
0.00%, 07/29/21S	1,000,000	997,500
Spin Holdco, Inc. Term B Loan
4.25%-5.50%, 11/08/19	992,512	973,288
Syniverse Holdings, Inc. Term B Loan
4.00%, 04/23/19	1,211,902	1,187,664
TGGT Holdings LLC Term B Loan
6.50%, 11/15/18	577,500	571,725
TI Group Automotive Systems LLC Term B Loan
4.25%, 07/02/21	748,125	737,374

See Notes to Schedules of Investments.	125

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TMS International Corporation Term B Loan
4.50%, 10/16/20	$496,250	$494,702
TPF II Power LLC Term B Loan
0.00%, 09/24/21S	750,000	747,660
TransUnion LLC Term B Loan
4.00%, 04/09/21	995,000	978,214
Tribune Media Co. Term B Loan
4.00%, 12/27/20	1,152,642	1,136,436
Tribune Publishing Co. Term B Loan
5.75%, 08/04/21	750,000	742,500
US LLC 2 Term B Loan
4.25%, 08/06/21	750,000	730,627
VAT Holding AG Term B Loan
4.75%, 02/11/21	995,000	985,050
Walter Investment Management Corporation Term Loan
4.75%, 12/18/20	496,250	474,852
West Corporation Term B-10 Loan
3.25%, 06/30/18	639,803	625,177
WideOpenWest Finance LLC Term B Loan
4.75%, 04/01/19	987,469	983,213
Zayo Group LLC Term B Loan
4.00%, 07/02/19	493,692	485,917
Zebra Technologies Corporation Term B Loan
0.00%, 09/30/21S	600,000	595,500
Ziggo BV Delayed Draw Term B3-DD Loan
2.75%, 02/01/22S	509,489	494,271
Ziggo BV Term B-1 Loan
3.25%, 01/15/22	480,723	466,364
Ziggo BV Term B-2 Loan
3.25%, 01/15/22S	309,787	300,534

Total Loan Agreements (Cost $109,321,874)		108,034,624

	Shares
MONEY MARKET FUNDS — 9.1%
GuideStone Money Market Fund (Investor Class)¥	9,294,761	9,294,761
Northern Institutional Liquid Assets Portfolio§	2,071,560	2,071,560

Total Money Market Funds (Cost $11,366,321)		11,366,321

TOTAL INVESTMENTS — 104.5% (Cost $131,807,958)		130,424,469

Liabilities in Excess of Other Assets — (4.5)%		(5,609,067)

NET ASSETS — 100.0%		$124,815,402

126	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$11,023,524	$—	$11,023,524	$—
Loan Agreements	108,034,624	—	97,304,518	10,730,106
Money Market Funds	11,366,321	11,366,321	—	—

Total Assets — Investments in Securities	$130,424,469	$11,366,321	$108,328,042	$10,730,106

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/13	$7,100,142	$7,100,142
Accrued discounts/premiums	6,857	6,857
Realized gain (loss)	125	125
Change in unrealized appreciation (depreciation)	(116,075)	(116,075)
Purchases	5,368,772	5,368,772
Sales	(579,558)	(579,558)
Transfers in to Level 3(1)	1,765,022	1,765,022
Transfers out of Level 3(2)	(2,815,179)	(2,815,179)
Maturities	—	—
Paydowns	—	—

Balance, 09/30/14	$10,730,106	$10,730,106

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2014 that were transferred from Level 1 and Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2014 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	127

REAL ASSETS FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.5%
GuideStone Money Market Fund (Investor Class)¥	1,193,331	$1,193,331
GuideStone Inflation Protected Bond Fund (Investor Class)¥	1,858,208	19,176,705
GuideStone Flexible Income Fund (Investor Class)¥	997,604	9,896,233
GuideStone Real Estate Securities Fund (Investor Class)¥	870,540	8,696,692
GuideStone Global Natural Resources Equity Fund (Investor Class)¥	1,028,047	10,023,460
Credit Suisse Commodity Return Strategy Fund*	1,474,130	10,053,566

Total Mutual Funds (Cost $60,958,087)		59,039,987

TOTAL INVESTMENTS — 100.5% (Cost $60,958,087)		59,039,987
Liabilities in Excess of Other Assets — (0.5)%		(315,586)

NET ASSETS — 100.0%		$58,724,401

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$59,039,987	$59,039,987	$—	$—

Total Assets — Investments in Securities	$59,039,987	$59,039,987	$—	$—

128	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 49.3%
Financial Services — 49.3%
Alexandria Real Estate Equities, Inc. REIT	43,288	$3,192,490
American Campus Communities, Inc. REIT	6,647	242,283
American Residential Properties, Inc. REITΔ*	24,472	448,816
Apartment Investment & Management Co. Class A REIT	99,676	3,171,690
AvalonBay Communities, Inc. REITΔ	32,798	4,623,534
Boston Properties, Inc. REIT	43,522	5,038,107
Brandywine Realty Trust REIT	68,360	961,825
Camden Property Trust REITΔ	17,782	1,218,600
CBL & Associates Properties, Inc. REITΔ	42,350	758,065
Chesapeake Lodging Trust REITΔ	94,170	2,745,056
Cousins Properties, Inc. REITΔ	108,280	1,293,946
CubeSmart REIT	81,769	1,470,207
DDR Corporation REITΔ	108,001	1,806,857
DiamondRock Hospitality Co. REIT	83,354	1,056,929
Digital Realty Trust, Inc. REITΔ	20,969	1,308,046
Douglas Emmett, Inc. REIT	84,710	2,174,506
Duke Realty Corporation REITΔ	205,781	3,535,318
Education Realty Trust, Inc. REITΔ	137,548	1,413,993
Equity One, Inc. REIT	70,003	1,514,165
Equity Residential REIT	94,344	5,809,704
Essex Property Trust, Inc. REIT	17,105	3,057,519
Extra Space Storage, Inc. REIT	32,672	1,684,895
Federal Realty Investment Trust REITΔ	27,515	3,259,427
General Growth Properties, Inc. REIT	144,683	3,407,285
Glimcher Realty Trust REIT	19,803	268,133
HCP, Inc. REIT	105,008	4,169,868
Health Care REIT, Inc.Δ	32,350	2,017,669
Healthcare Realty Trust, Inc. REITΔ	48,973	1,159,681
Home Properties, Inc. REITΔ	2,177	126,788
Host Hotels & Resorts, Inc. REIT	63,573	1,356,012
Hudson Pacific Properties, Inc. REIT	76,143	1,877,686
Lexington Realty Trust REITΔ	126,754	1,240,922
Liberty Property Trust REIT	37,378	1,243,192
Mack-Cali Realty Corporation REITΔ	13,464	257,297
National Retail Properties, Inc. REITΔ	63,165	2,183,614
Parkway Properties, Inc. REITΔ	19,558	367,299
Pebblebrook Hotel Trust REITΔ	24,365	909,789
Pennsylvania Real Estate Investment Trust REIT	27,160	541,570
Physicians Realty Trust REITΔ	95,859	1,315,185
Post Properties, Inc. REIT	26,271	1,348,753
Prologis, Inc. REIT	61,436	2,316,137
Public Storage REITΔ	24,009	3,981,653
Ramco-Gershenson Properties Trust REITΔ	94,900	1,542,125
Realty Income Corporation REITΔ	21,129	861,852
Regency Centers Corporation REIT	36,190	1,948,108
Retail Properties of America, Inc. Class A REIT	51,601	754,923
Rexford Industrial Realty, Inc.	78,150	1,081,596
RLJ Lodging Trust REITΔ	36,458	1,037,959
Senior Housing Properties Trust REIT	39,831	833,265
Simon Property Group, Inc. REIT	80,313	13,205,063
SL Green Realty Corporation REITΔ	35,216	3,568,085
Sovran Self Storage, Inc. REIT	6,440	478,878
Spirit Realty Capital, Inc. REITΔ	343,188	3,764,772
Strategic Hotels & Resorts, Inc. REITΔ*	89,400	1,041,510
Sunstone Hotel Investors, Inc. REITΔ	100,980	1,395,544
Taubman Centers, Inc. REIT	23,170	1,691,410
Ventas, Inc. REIT	102,875	6,373,106
Vornado Realty Trust REIT	21,400	2,139,144

Total Common Stocks (Cost $121,012,392)		123,591,851

FOREIGN COMMON STOCKS — 48.0%
Australia — 6.1%
Dexus Property Group REIT	416,693	404,967
Federation Centres REIT	450,141	1,016,831
Goodman Group REIT	443,342	2,006,827
GPT Group REIT	259,139	878,060
Ingenia Communities Group REIT+	821,890	331,018
Investa Office Fund REIT	385,473	1,130,626
Mirvac Group REIT	1,560,798	2,350,475
Scentre Group REIT*	1,158,604	3,327,280
Stockland REIT	677,032	2,341,460
Westfield Corporation REIT	216,019	1,409,057

		15,196,601

Austria — 0.2%
CA Immobilien Anlagen AG*	26,806	535,287

Belgium — 0.2%
Befimmo SA REIT	6,482	481,322

Bermuda — 0.2%
Kerry Properties, Ltd.	185,500	623,521

Canada — 3.4%
Allied Properties Real Estate Investment Trust REIT	27,200	830,123
Artis Real Estate Investment Trust REIT	45,890	627,328
Boardwalk Real Estate Investment Trust REIT	28,275	1,739,495
Calloway Real Estate Investment Trust REIT	29,050	667,142
Chartwell Retirement Residences REIT	121,311	1,187,168
First Capital Realty, Inc.	46,549	727,776
H&R Real Estate Investment Trust REIT	50,053	976,971
Pure Industrial Real Estate Trust REIT	132,830	525,414

See Notes to Schedules of Investments.	129

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
RioCan Real Estate Investment Trust REITΔ	59,327	$1,359,814

		8,641,231

Finland — 0.4%
Citycon OYJ	264,800	886,312

France — 2.9%
ICADE REIT	10,551	889,811
Klepierre REIT	36,800	1,611,479
Mercialys SA REIT	11,596	252,870
Societe Fonciere Lyonnaise SA REIT	4,500	217,404
Unibail-Rodamco SE REIT	16,474	4,238,508

		7,210,072

Germany — 1.2%
alstria office REIT-AG*	40,500	496,192
Deutsche Annington Immobilien SE	33,700	978,144
Deutsche Wohnen AG	28,075	599,989
DIC Asset AG	19,000	160,307
LEG Immobilien AG*	10,700	741,552

		2,976,184

Guernsey — 0.2%
NewRiver Retail, Ltd. REIT	88,000	422,274

Hong Kong — 6.9%
Cheung Kong Holdings, Ltd.	41,724	687,264
China Overseas Land & Investment, Ltd.Δ	56,000	144,095
Hang Lung Properties, Ltd.	313,000	890,848
Henderson Land Development Co., Ltd.	57,600	373,128
Hongkong Land Holdings, Ltd.	440,313	2,941,291
Hysan Development Co., Ltd.	189,209	874,789
Link REIT (The)	349,500	2,014,221
New World Development Co., Ltd.	1,458,009	1,697,444
Sino Land Co., Ltd.	150,000	231,814
Sun Hung Kai Properties, Ltd.	305,811	4,336,180
Swire Properties, Ltd.	189,494	590,579
Wharf Holdings, Ltd.	246,000	1,748,804
Wheelock & Co., Ltd.	157,372	751,914

		17,282,371

Ireland — 0.2%
Hibernia REIT PLC*	390,000	566,481

Italy — 0.1%
Beni Stabili SpA REITΔ	203,172	143,193

Japan — 12.9%
AEON REIT Investment Corporation	227	283,556
Global One Real Estate Investment Corporation REIT	160	451,516
GLP J-REIT	546	630,756
Invesco Office J-Reit, Inc. REIT	76	71,236
Japan Prime Realty Investment Corporation REIT	193	695,099
Japan Real Estate Investment Corporation REIT	233	1,198,195
Japan Retail Fund Investment Corporation REIT	574	1,156,636
Kenedix Office Investment Corporation REIT	132	708,894
Kenedix Residential Investment Corporation REIT	188	480,649
Mitsubishi Estate Co., Ltd.	293,051	6,595,819
Mitsui Fudosan Co., Ltd.	235,464	7,212,595
Mori Hills REIT Investment Corporation	405	562,772
Nippon Accommodations Fund, Inc. REIT	222	801,568
Nippon Building Fund, Inc. REIT	303	1,594,083
Nippon Prologis REIT, Inc.	374	869,910
Nomura Real Estate Master Fund, Inc. REIT	390	489,656
Nomura Real Estate Office Fund, Inc. REIT	282	1,290,759
NTT Urban Development CorporationΔ	82,700	870,169
Premier Investment Corporation REIT	275	1,228,630
Sumitomo Realty & Development Co., Ltd.	67,011	2,384,412
Tokyo Tatemono Co., Ltd.	216,892	1,754,121
Tokyu Fudosan Holdings Corporation	99,700	683,605
Tokyu REIT, Inc.	339	446,951

		32,461,587

Jersey — 0.3%
LXB Retail Properties PLC*	347,700	765,182

Luxembourg — 0.7%
GAGFAH SA*	97,648	1,819,191

Mexico — 0.2%
Prologis Property Mexico SA de CV REIT*	210,760	440,963

Netherlands — 0.6%
Corio NV REIT	3,975	194,927
Wereldhave NV REIT	15,878	1,307,574

		1,502,501

Norway — 0.2%
Norwegian Property ASAΔ*	379,444	567,564

Singapore — 3.7%
Ascendas Real Estate Investment Trust REIT	340,000	599,671
CapitaCommercial Trust REIT	813,333	1,016,905
CapitaLand, Ltd.	1,057,199	2,651,906
Frasers Centrepoint Trust REIT	238,418	352,291
Global Logistic Properties, Ltd.	1,173,886	2,493,714
Keppel Land, Ltd.	177,000	485,616
Keppel REIT	424,000	395,516
Mapletree Industrial Trust REIT	484,000	538,748
Suntec Real Estate Investment Trust REIT	573,000	790,531

		9,324,898

Spain — 0.4%
Inmobiliaria Colonial SA*	539,515	381,605
Lar Espana Real Estate Socimi SA*	57,130	674,682

		1,056,287

Sweden — 0.9%
Fabege AB	102,590	1,305,833
Hufvudstaden AB Class A	36,800	458,470

130	See Notes to Schedules of Investments.

	Shares	Value
Wihlborgs Fastigheter AB	30,692	$527,413

		2,291,716

Switzerland — 0.5%
PSP Swiss Property AG*	13,500	1,134,073

United Kingdom — 5.6%
Big Yellow Group PLC REIT	55,102	464,506
British Land Co. PLC (The) REIT	297,662	3,389,926
Capital & Counties Properties PLC	70,000	373,008
Derwent London PLC REIT	17,613	779,786
Great Portland Estates PLC REIT	141,700	1,469,031
Hammerson PLC REIT	270,558	2,519,828
Land Securities Group PLC REIT	139,148	2,343,760
Quintain Estates & Development PLC*	362,400	522,876
Safestore Holdings PLC REIT	106,900	370,862
ST Modwen Properties PLC	94,000	559,261
Unite Group PLC	106,400	732,217
Workspace Group PLC REIT	48,888	501,283

		14,026,344

Total Foreign Common Stocks (Cost $124,415,433)		120,355,155

RIGHTS/WARRANTS — 0.0%
Beni Stabili SpA*	113,981	2,375
Ingenia	117,413	1,028
Sun Hung Kai Properties, Ltd.*	18,583	31,064

Total Rights/Warrants (Cost $0)		34,467

MONEY MARKET FUNDS — 13.2%
GuideStone Money Market Fund (Investor Class)¥	5,435,601	5,435,601
Northern Institutional Liquid Assets Portfolio§	27,755,281	27,755,281

Total Money Market Funds (Cost $33,190,882)		33,190,882

TOTAL INVESTMENTS — 110.5% (Cost $278,618,707)		277,172,355
Liabilities in Excess of Other Assets — (10.5)%		(26,298,673)

NET ASSETS — 100.0%		$250,873,682

See Notes to Schedules of Investments.	131

REAL ESTATE SECURITIES FUND SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$123,591,851	$123,591,851	$—	$—
Foreign Common Stocks:
Australia	15,196,601	15,196,601	—	—
Austria	535,287	535,287	—	—
Belgium	481,322	481,322	—	—
Bermuda	623,521	623,521	—	—
Canada	8,641,231	8,641,231	—	—
Finland	886,312	886,312	—	—
France	7,210,072	7,210,072	—	—
Germany	2,976,184	2,976,184	—	—
Guernsey	422,274	422,274	—	—
Hong Kong	17,282,371	17,282,371	—	—
Ireland	566,481	566,481	—	—
Italy	143,193	143,193	—	—
Japan	32,461,587	32,461,587	—	—
Jersey	765,182	765,182	—	—
Luxembourg	1,819,191	1,819,191	—	—
Mexico	440,963	440,963	—	—
Netherlands	1,502,501	1,502,501	—	—
Norway	567,564	567,564	—	—
Singapore	9,324,898	9,324,898	—	—
Spain	1,056,287	1,056,287	—	—
Sweden	2,291,716	2,291,716	—	—
Switzerland	1,134,073	1,134,073	—	—
United Kingdom	14,026,344	14,026,344	—	—
Money Market Funds	33,190,882	33,190,882	—	—
Rights/Warrants	34,467	33,439	—	1,028

Total Assets — Investments in Securities	$277,172,355	$277,171,327	$—	$1,028

Liabilities:
Other Financial Instruments***
Futures Contracts	$(151,490)	$(151,490)	$—	$—

Total Liabilities — Other Financial Instruments	$(151,490)	$(151,490)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2013 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2014 is $39,651,862.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2014.

132	See Notes to Schedules of Investments.

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS — 33.9%
Energy — 24.3%
Antero Resources CorporationΔ*	114,680	$6,294,785
Cabot Oil & Gas CorporationΔ	324,742	10,615,816
Concho Resources, Inc.*	20,727	2,598,959
Denbury Resources, Inc.Δ	459,000	6,898,770
Laredo Petroleum, Inc.Δ*	277,382	6,216,131
Noble Energy, Inc.	135,829	9,285,270
Range Resources Corporation	146,172	9,911,923
Rosetta Resources, Inc.Δ*	165,776	7,386,979
Southwestern Energy Co.*	155,061	5,419,382

		64,628,015

Materials & Processing — 7.3%
Compass Minerals International, Inc.	78,870	6,647,163
Mosaic Co. (The)Δ	224,170	9,955,390
Royal Gold, Inc.Δ	46,000	2,987,240

		19,589,793

Utilities — 2.3%
Calpine Corporation*	282,750	6,135,675

Total Common Stocks (Cost $94,188,613)		90,353,483

FOREIGN COMMON STOCKS — 60.3%
Australia — 6.4%
Evolution Mining, Ltd.Δ	897,000	545,831
Gold Road Resources, Ltd.+*	975,000	256,098
Gold Road Resources, Ltd.Δ*	1,814,538	476,615
Gryphon Minerals, Ltd.*	976,000	115,362
Iluka Resources, Ltd.Δ	1,120,136	7,708,569
Mineral Resources, Ltd.Δ	709,293	5,402,881
Newcrest Mining, Ltd.*	184,000	1,699,616
Papillon Resources, Ltd.+*	731,000	953,639

		17,158,611

Bermuda — 1.9%
Continental Gold, Ltd.Δ*	294,000	761,284
Kosmos Energy, Ltd.*	447,690	4,458,992

		5,220,276

Canada — 39.2%
Agnico Eagle Mines, Ltd.Δ	101,800	2,948,614
Alamos Gold, Inc.	122,000	972,246
Argonaut Gold, Inc.Δ*	418,000	1,463,065
Asanko Gold, Inc.Δ*	341,000	709,345
AuRico Gold, Inc.Δ	609,000	2,125,410
B2Gold CorporationΔ*	1,574,000	3,198,639
Bear Creek Mining CorporationΔ*	193,100	318,974
Belo Sun Mining CorporationΔ*	289,000	50,319
Castle Mountain Mining Co., Ltd.*	216,000	86,790
Corvus Gold, Inc.*	169,000	136,332
Eastmain Resources, Inc.*	215,000	47,033
Eldorado Gold CorporationΔ	617,000	4,158,580
First Quantum Minerals, Ltd.Δ	630,530	12,172,024
Fortuna Silver Mines, Inc.Δ*	58,000	235,480
Franco-Nevada CorporationΔ	60,000	2,932,800
Gold Canyon Resources, Inc.*	209,000	44,788
Goldcorp, Inc.Δ	458,569	10,560,844
Guyana Goldfields, Inc.Δ*	281,000	647,333
HudBay Minerals, Inc.	472,890	4,047,938
Klondex Mines, Ltd.Δ*	383,000	612,143
MAG Silver CorporationΔ*	34,000	253,300
Midway Gold CorporationΔ*	150,000	156,000
New Gold, Inc.Δ*	1,469,662	7,422,262
OceanaGold CorporationΔ*	126,000	259,887
Orezone Gold Corporation*	601,000	370,276
Osisko Gold Royalties, Ltd.*	83,700	1,059,749
Painted Pony Petroleum, Ltd.*	264,300	2,961,708
Peyto Exploration & Development CorporationΔ	246,970	7,793,134
Premier Gold Mines, Ltd.*	165,000	388,946
Pretium Resources, Inc.Δ*	122,000	635,948
Primero Mining CorporationΔ*	175,000	848,750
Probe Mines, Ltd.*	52,000	101,683
Rio Alto Mining, Ltd.Δ*	699,675	1,668,050
Romarco Minerals, Inc.Δ*	380,000	247,690
Roxgold, Inc.*	755,400	512,616
Rubicon Minerals CorporationΔ*	316,000	432,101
Sabina Gold & Silver CorporationΔ*	403,000	197,911
SEMAFO, Inc.*	237,000	833,769
Silver Wheaton CorporationΔ	133,000	2,650,690
Sulliden Mining Capital, Inc.Δ*	44,700	19,956
Tahoe Resources, Inc.Δ*	134,600	2,738,992
Timmins Gold CorporationΔ*	455,962	574,049
Torex Gold Resources, Inc.*	1,085,000	1,424,126
Tourmaline Oil Corporation*	83,090	3,682,090
Turquoise Hill Resources, Ltd.Δ*	4,345,360	16,251,646
Yamana Gold, Inc.	565,562	3,393,433

		104,347,459

Chile — 3.9%
Sociedad Quimica y Minera de Chile SA ADRΔ*	395,702	10,343,650

Jersey — 1.7%
Lydian International, Ltd.Δ*	405,000	300,147
Randgold Resources, Ltd. ADRΔ	63,000	4,258,170

		4,558,317

Papua New Guinea — 1.2%
Oil Search, Ltd.	397,617	3,105,348

South Africa — 0.3%
AngloGold Ashanti, Ltd. ADRΔ*	59,000	708,000

United Kingdom — 5.7%
Amara Mining PLC*	621,400	201,475
Antofagasta PLC	343,024	4,009,408
Fresnillo PLC	92,000	1,133,501
Ophir Energy PLC*	1,604,665	5,964,980
Salamander Energy PLC*	1,010,153	1,637,599
Tullow Oil PLC	210,856	2,203,076

		15,150,039

Total Foreign Common Stocks (Cost $177,261,141)		160,591,700

See Notes to Schedules of Investments.	133

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 31.4%
GuideStone Money Market Fund (Investor Class)¥	15,826,508	$15,826,508
Northern Institutional Liquid Assets Portfolio§	67,942,610	67,942,610

Total Money Market Funds (Cost $83,769,118)		83,769,118

TOTAL INVESTMENTS — 125.6% (Cost $355,218,872)		334,714,301

Liabilities in Excess of Other Assets — (25.6)%		(68,302,497)

NET ASSETS — 100.0%		$266,411,804

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$90,353,483	$90,353,483	$—	$—
Foreign Common Stocks:
Australia	17,158,611	15,948,874	—	1,209,737
Bermuda	5,220,276	5,220,276	—	—
Canada	104,347,459	104,347,459	—	—
Chile	10,343,650	10,343,650	—	—
Jersey	4,558,317	4,558,317	—	—
Papua New Guinea	3,105,348	3,105,348	—	—
South Africa	708,000	708,000	—	—
United Kingdom	15,150,039	15,150,039	—	—
Money Market Funds	83,769,118	83,769,118	—	—

Total Assets — Investments in Securities	$334,714,301	$333,504,564	$—	$1,209,737

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2014.

134	See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S.

market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the period ended September 30, 2014.

a. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

b. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended September 30, 2014, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury was committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance could be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives would ensure that the GSEs would remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In August 2012, the U.S. Treasury announced a set of modifications to the Preferred Stock Purchase Agreements between the U.S. Treasury and the FHFA. Instead of receiving 10% dividends from the GSEs, the U.S. Treasury will take a quarterly sweep of all profits earned by the firms going forward.

Serious discussions among policymakers continue, however, as to what role the U.S. Government should play in the U.S. housing market. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

e. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

f. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

g. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

h. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At September 30, 2014, the value of securities sold short in the Medium-Duration Bond and International Equity Funds amounted to $8,615,429 and $90,254,424, respectively.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

i. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase their returns by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2014, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2014, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $5,530,681 and $14,745,000, respectively, and the sellers (“providing protection”) on a total notional amount of $7,594,105 and $23,425,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$24,416	$—	$(22,303)	$—	$2,113
Maximum potential amount of future payments	1,600,000	—	5,994,105	—	7,594,105
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$140,655	$4,170	$203,090	$—	$347,915
Maximum potential amount of future payments	3,000,000	6,700,000	13,725,000	—	23,425,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$1,600,000	$—	$5,994,105	$7,594,105
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$1,600,000	$—	$5,994,105	$7,594,105

Medium-Duration Bond Fund
0 - 100	$—	$—	$20,125,000	$—	$—	$20,125,000
101 - 250	—	—	3,300,000	—	—	3,300,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$11,825,000	$—	$—	$23,425,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$(8,585)	$—	$—	$—	$(8,585)

MyDestination 2015
Futures	$(64,466)	$(7,874)	$—	$—	$(56,592)

MyDestination 2025
Futures	$(171,435)	$(9,249)	$—	$—	$(162,186)

MyDestination 2035
Futures	$(147,960)	$(3,195)	$—	$—	$(144,765)

MyDestination 2045
Futures	$(121,846)	$(1,234)	$—	$—	$(120,612)

MyDestination 2055
Futures	$(4,778)	$—	$—	$—	$(4,778)

Conservative Allocation
Futures	$(22,262)	$(715)	$—	$—	$(21,547)

Balanced Allocation
Futures	$(345,538)	$(28,309)	$—	$—	$(317,229)

Growth Allocation
Futures	$(423,534)	$(4,944)	$—	$—	$(418,590)

Aggressive Allocation
Futures	$(475,584)	$—	$—	$—	$(475,584)

Conservative Allocation I
Futures	$(2,344)	$—	$—	$—	$(2,344)

Balanced Allocation I
Futures	$(83,687)	$(10,811)	$—	$—	$(72,876)

Growth Allocation I
Futures	$(89,377)	$(4,859)	$—	$—	$(84,518)

Aggressive Allocation I
Futures	$(75,220)	$—	$—	$—	$(75,220)

Low-Duration Bond
Forwards	$3,061,739	$—	$3,061,739	$—	$—
Futures	(56,431)	(56,431)	—	—	—
Purchased Options	401,481	401,481	—	—	—
Swaps	249,083	190,574	—	58,509	—

Totals	$3,655,872	$535,624	$3,061,739	$58,509	$—

	Asset Derivative Value
Fund	Total Value at 09/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$3,725,696	$—	$3,725,696	$—	$—
Futures	(383,358)	(383,358)	—	—	—
Purchased Options	774,747	286,100	488,647	—	—
Swaps	585,169	349,538	—	235,631	—

Totals	$4,702,254	$252,280	$4,214,343	$235,631	$—

Global Bond Fund
Forwards	$1,746,390	$—	$1,746,390	$—	$—
Futures	(31,244)	(31,244)	—	—	—
Purchased Options	297,679	—	297,679	—	—

Totals	$2,012,825	$(31,244)	$2,044,069	$—	$—

Defensive Market Strategies
Forwards	$95,548	$—	$95,548	$—	$—
Futures	(214,075)	—	—	—	(214,075)

Totals	$(118,527)	$—	$95,548	$—	$(214,075)

Equity Index
Futures	$(201,403)	$—	$—	$—	$(201,403)

Value Equity
Futures	$(451,427)	$—	$—	$—	$(451,427)

Growth Equity Fund
Futures	$(775,522)	$—	$—	$—	$(775,522)

Small Cap Equity
Futures	$(968,377)	$—	$—	$—	$(968,377)

International Equity
Forwards	$4,280,458	$—	$4,280,458	$—	$—
Futures	(2,149,240)	—	—	—	(2,149,240)

Totals	$2,131,218	$—	$4,280,458	$—	$(2,149,240)

Emerging Markets Equity
Forwards	$1,563,878	$—	$1,563,878	$—	$—
Futures	(1,783,690)	—	—	—	(1,783,690)

Totals	$(219,812)	$—	$1,563,878	$—	$(1,783,690)

Inflation Protected Bond
Forwards	$1,542,886	$—	$1,542,886	$—	$—
Futures	60,476	60,476	—	—	—
Purchased Options	259,826	89,409	170,417	—	—

Totals	$1,863,188	$149,885	$1,713,303	$—	$—

Real Estate Securities
Futures	$(151,490)	$—	$—	$—	$(151,490)

	Liability Derivative Value
Fund	Total Value at 09/30/14	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,072,245	$—	$1,072,245	$—	$—
Futures	(177,400)	(177,400)	—	—	—
Swaps	765,718	65,467	—	700,251	—
Written Options	393,688	393,688	—	—	—

Totals	$2,054,251	$281,755	$1,072,245	$700,251	$—

Medium-Duration Bond
Forwards	$1,494,979	$—	$1,494,979	$—	$—
Futures	(175,950)	(142,576)	(33,374)	—	—
Swaps	1,147,860	967,353	—	180,507	—
Written Options	641,593	522,610	118,983	—	—

Totals	$3,108,482	$1,347,387	$1,580,588	$180,507	$—

Global Bond Fund
Forwards	$1,095,798	$—	$1,095,798	$—	$—
Futures	(583)	(583)	—	—	—

Totals	$1,095,215	$(583)	$1,095,798	$—	$—

Defensive Market Strategies
Forwards	$1,217	$—	$1,217	$—	$—
Written Options	614,035	—	—	—	614,035

Totals	$615,252	$—	$1,217	$—	$614,035

International Equity
Forwards	$8,222,061	$—	$8,222,061	$—	$—
Futures	(511,469)	—	—	—	(511,469)

Totals	$7,710,592	$—	$8,222,061	$—	$(511,469)

Emerging Markets Equity
Forwards	$2,790,778	$—	$2,790,778	$—	$—
Futures	(210,571)	—	—	—	(210,571)

Totals	$2,580,207	$—	$2,790,778	$—	$(210,571)

Inflation Protected Bond
Forwards	$336,399	$—	$336,399	$—	$—
Futures	(227,862)	(227,862)	—	—	—
Written Options	62,212	21,587	40,625	—	—

Totals	$170,749	$(206,275)	$377,024	$—	$—

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2014. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$565,290	$—	$—
MyDestination 2015	—	6,202,477	—	—
MyDestination 2025	—	9,341,036	—	—
MyDestination 2035	—	6,900,351	—	—
MyDestination 2045	—	4,795,687	—	—
MyDestination 2055	—	376,887	—	—
Conservative Allocation	—	4,284,739	—	—
Balanced Allocation	—	25,360,189	—	—
Growth Allocation	—	19,505,254	—	—
Aggressive Allocation	—	18,400,651	—	—
Conservative Allocation I	—	195,920	—	—
Balanced Allocation I	—	6,367,550	—	—
Growth Allocation I	—	4,674,986	—	—
Aggressive Allocation I	—	3,298,869	—	—
Low-Duration Bond	29,229,636	243,115,173	138,811	30,739,936
Medium-Duration Bond	29,942,830	223,987,976	442,437	566,379,333
Global Bond	24,752,561	9,332,114	59,914	—
Defensive Market Strategies	1,040,741	22,050,656	61,689	—
Equity Index	—	13,729,401	—	—
Value Equity	—	39,929,967	—	—
Growth Equity	—	62,334,238	—	—
Small Cap Equity	2,360,818	38,649,226	8,114	—
International Equity	286,783,102	156,917,274	—	—
Emerging Markets Equity	95,159,263	37,306,209	—	—
Inflation Protected Bond	9,382,413	66,246,983	163,780	—
Real Estate Securities	5,275,444	—	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$72,867,284	$128,454,574	$247,298	$30,156,621
Medium-Duration Bond	79,992,298	176,556,074	807,803	4,214,687,333
Global Bond	34,818,572	10,861,579	—	—
Defensive Market Strategies	6,174,029	—	424,688	—
Small Cap Equity	3,752,342	27,463,438	5,965	—
International Equity	258,386,596	3,360,517	—	—
Emerging Markets Equity	86,392,222	4,724,972	—	—
Inflation Protected Bond	36,397,781	74,982,902	46,910	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At September 30, 2014, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$175,969,638	$895,416	$179,085,348	$179,980,764
Medium-Duration Bond	159,741,643	2,127,898	164,948,562	167,076,460
Extended-Duration Bond	55,562,251	1,789,932	55,161,546	56,951,478
Global Bond	80,788,406	2,616,344	80,288,755	82,905,099
Defensive Market Strategies	89,268,318	2,084,961	89,349,681	91,434,642
Equity Index	29,676,306	21,311	30,414,434	30,435,745
Value Equity	126,587,306	352,526	130,867,729	131,220,255
Growth Equity	188,716,677	397,951	193,115,767	193,513,718
Small Cap Equity	175,617,350	583,048	182,769,853	183,352,901
International Equity	77,960,762	23,256,563	57,934,777	81,191,340
Emerging Markets Equity	29,701,364	1,907,604	28,976,143	30,883,747
Flexible Income	2,033,780	—	2,071,560	2,071,560
Real Estate Securities	26,560,472	—	27,755,281	27,755,281
Global Natural Resources Equity	66,005,567	2,253,187	67,942,610	70,195,797

4. FINANCIAL FUTURES CONTRACTS

Investments as of September 30, 2014, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	12/2014	7	$687,925	GSC	$(8,585)

MyDestination 2015 Fund
10-Year U.S. Treasury Note	12/2014	15	$1,869,609	GSC	$(7,874)
MSCI EAFE Index E-Mini	12/2014	11	1,011,835	GSC	(21,930)
MSCI Emerging Markets E-Mini	12/2014	4	200,540	GSC	(14,700)
S&P 500® E-Mini	12/2014	20	1,965,500	GSC	(19,962)

			$5,047,484		$(64,466)

MyDestination 2025 Fund
10-Year U.S. Treasury Note	12/2014	21	$2,617,453	GSC	$(9,249)
MSCI EAFE Index E-Mini	12/2014	28	2,575,580	GSC	(69,315)
MSCI Emerging Markets E-Mini	12/2014	13	651,755	GSC	(44,780)
S&P 500® E-Mini	12/2014	46	4,520,650	GSC	(48,091)

			$10,365,438		$(171,435)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2035 Fund
10-Year U.S. Treasury Note	12/2014	10	$1,246,406	GSC	$(3,195)
MSCI EAFE Index E-Mini	12/2014	22	2,023,670	GSC	(57,286)
MSCI Emerging Markets E-Mini	12/2014	12	601,620	GSC	(43,130)
S&P 500® E-Mini	12/2014	41	4,029,275	GSC	(44,349)

			$7,900,971		$(147,960)

MyDestination 2045 Fund
10-Year U.S. Treasury Note	12/2014	2	$249,281	GSC	$(1,234)
MSCI EAFE Index E-Mini	12/2014	19	1,747,715	GSC	(50,795)
MSCI Emerging Markets E-Mini	12/2014	7	350,945	GSC	(28,545)
S&P 500® E-Mini	12/2014	33	3,243,075	GSC	(41,272)

			$5,591,016		$(121,846)

MyDestination 2055 Fund
S&P 500® E-Mini	12/2014	5	$491,375	GSC	$(4,778)

Conservative Allocation Fund
2-Year U.S. Treasury Note	12/2014	11	$2,407,281	GSC	$(715)
MSCI EAFE Index E-Mini	12/2014	4	367,940	GSC	(11,220)
MSCI Emerging Markets E-Mini	12/2014	1	50,135	GSC	(3,295)
S&P 500® E-Mini	12/2014	6	589,650	GSC	(7,032)

			$3,415,006		$(22,262)

Balanced Allocation Fund
10-Year U.S. Treasury Note	12/2014	28	$3,489,937	GSC	$(12,936)
5-Year U.S. Treasury Note	12/2014	54	6,385,922	GSC	(5,998)
Long U.S. Treasury Bond	12/2014	23	3,171,844	GSC	(9,375)
MSCI EAFE Index E-Mini	12/2014	50	4,599,250	GSC	(138,342)
MSCI Emerging Markets E-Mini	12/2014	23	1,153,105	GSC	(83,150)
S&P 500® E-Mini	12/2014	89	8,746,475	GSC	(95,737)

			$27,546,533		$(345,538)

Growth Allocation Fund
10-Year U.S. Treasury Note	12/2014	11	$1,371,047	GSC	$(3,203)
5-Year U.S. Treasury Note	12/2014	21	2,483,414	GSC	(1,679)
Long U.S. Treasury Bond	12/2014	10	1,379,062	GSC	(62)
MSCI EAFE Index E-Mini	12/2014	63	5,795,055	GSC	(171,925)
MSCI Emerging Markets E-Mini	12/2014	30	1,504,050	GSC	(104,380)
S&P 500® E-Mini	12/2014	110	10,810,250	GSC	(142,285)

			$23,342,878		$(423,534)

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	12/2014	71	$6,530,935	GSC	$(199,155)
MSCI Emerging Markets E-Mini	12/2014	34	1,704,590	GSC	(133,440)
S&P 500® E-Mini	12/2014	122	11,989,550	GSC	(142,989)

			$20,225,075		$(475,584)

Conservative Allocation Fund I
S&P 500® E-Mini	12/2014	2	$196,550	GSC	$(2,344)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Balanced Allocation Fund I
10-Year U.S. Treasury Note	12/2014	6	$747,844	GSC	$(3,703)
5-Year U.S. Treasury Note	12/2014	13	1,537,352	GSC	(3,202)
Long U.S. Treasury Bond	12/2014	5	689,531	GSC	(3,906)
MSCI EAFE Index E-Mini	12/2014	11	1,011,835	GSC	(30,855)
MSCI Emerging Markets E-Mini	12/2014	5	250,675	GSC	(18,580)
S&P 500® E-Mini	12/2014	20	1,965,500	GSC	(23,441)

			$6,202,737		$(83,687)

Growth Allocation Fund I
10-Year U.S. Treasury Note	12/2014	3	$373,922	GSC	$(1,851)
5-Year U.S. Treasury Note	12/2014	3	354,773	GSC	(820)
Long U.S. Treasury Bond	12/2014	2	275,813	GSC	(2,188)
MSCI EAFE Index E-Mini	12/2014	13	1,195,805	GSC	(37,125)
MSCI Emerging Markets E-Mini	12/2014	5	250,675	GSC	(18,580)
S&P 500® E-Mini	12/2014	24	2,358,600	GSC	(28,813)

			$4,809,588		$(89,377)

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	12/2014	11	$1,011,835	GSC	$(30,855)
MSCI Emerging Markets E-Mini	12/2014	5	250,675	GSC	(18,580)
S&P 500® E-Mini	12/2014	22	2,162,050	GSC	(25,785)

			$3,424,560		$(75,220)

Low-Duration Bond Fund
90-Day Euro	12/2014	1	$249,388	CITI	$2,072
10-Year U.S. Treasury Note	12/2014	(97)	(12,090,141)	UBS	53,305
2-Year U.S. Treasury Note	12/2014	375	82,066,406	UBS	(27,566)
5-Year U.S. Treasury Note	12/2014	(357)	(42,218,039)	UBS	73,437
90-Day Euro	03/2015	1	249,162	CITI	2,247
90-Day Euro	06/2015	132	32,816,850	CS	31,222
90-Day Euro	06/2015	77	19,143,163	CITI	10,513
90-Day Euro	09/2015	60	14,877,000	CITI	(14,323)
90-Day Euro	03/2016	274	67,551,275	CITI	(60,596)
90-Day Euro	03/2018	(274)	(66,451,850)	CITI	50,658

			$96,193,214		$120,969

Medium-Duration Bond Fund
10-Year Canadian Bond	12/2014	(76)	$(9,193,696)	GSC	$18,554
10-Year U.S. Treasury Note	12/2014	523	65,187,047	DEUT	(54,720)
10-Year U.S. Treasury Note	12/2014	(130)	(16,203,281)	CITI	(11,722)
10-Year U.S. Treasury Note	12/2014	(182)	(22,684,594)	GSC	65,409
2-Year U.S. Treasury Note	12/2014	237	25,932,984	CITI	(5,732)
2-Year U.S. Treasury Note	12/2014	37	8,097,219	GSC	(120)
30-Year U.S. Treasury Note	12/2014	57	7,860,656	DEUT	(93,056)
5-Year U.S. Treasury Note	12/2014	26	3,074,703	CITI	4,679
5-Year U.S. Treasury Note	12/2014	(174)	(20,576,859)	GSC	53,317
Euro Currency	12/2014	(8)	(1,263,500)	GSC	33,374
Euro-BOBL	12/2014	(30)	(4,847,107)	GSC	(16,899)
Euro-BTP	12/2014	19	3,131,270	GSC	(740)
Euro-Bund	12/2014	(18)	(3,403,433)	GSC	(20,903)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Long U.S. Treasury Bond	12/2014	2	$275,812	GSC	$1,743
Long U.S. Treasury Bond	12/2014	(62)	(8,550,188)	CITI	108,219
Ultra Long U.S. Treasury Bond	12/2014	56	8,540,000	CITI	(80,006)
Ultra Long U.S. Treasury Bond	12/2014	30	4,575,000	GSC	(2,246)
90-Day Euro	09/2015	205	50,829,750	DEUT	(70,755)
90-Day Euro	12/2015	134	33,129,825	DEUT	(48,705)
90-Day Euro	03/2016	334	82,343,525	DEUT	(19,195)
90-Day Euro	06/2016	201	49,413,338	DEUT	(19,523)
90-Day Euro	06/2016	85	20,896,188	GSC	11,249
90-Day Euro	06/2016	(123)	(30,238,012)	CITI	39,875
90-Day Euro	09/2016	(29)	(7,109,350)	CITI	(1,565)
90-Day Euro	12/2016	125	30,560,937	GSC	(6,231)
90-Day Euro	03/2017	(125)	(30,492,188)	CITI	39,911
90-Day Euro	06/2017	(335)	(81,559,938)	DEUT	(5,148)
90-Day Euro	09/2017	(334)	(81,191,225)	DEUT	(54,873)
90-Day Euro	06/2018	(92)	(22,293,900)	GSC	(71,599)

			$54,240,983		$(207,408)

Global Bond Fund
10-Year U.S. Treasury Note	12/2014	(61)	$(7,603,078)	GSC	$48,825
5-Year U.S. Treasury Note	12/2014	188	22,232,469	GSC	(31,244)
Euro-BOBL	12/2014	(1)	(161,570)	JPM	(558)
Euro-Bund	12/2014	(36)	(6,806,866)	JPM	(41,768)
Ultra Long U.S. Treasury Bond	12/2014	(20)	(3,050,000)	GSC	(5,916)

			$4,610,955		$(30,661)

Defensive Market Strategies Fund
S&P 500® E-Mini	12/2014	194	$19,065,350	GSC	$(214,075)

Equity Index Fund
S&P 500® E-Mini	12/2014	180	$17,689,500	GSC	$(201,403)

Value Equity Fund
S&P 500® E-Mini	12/2014	381	$37,442,775	GSC	$(451,427)

Growth Equity Fund
S&P 500® E-Mini	12/2014	746	$73,313,150	GSC	$(775,522)

Small Cap Equity Fund
Russell 2000® IMM-Mini	12/2014	182	$19,958,120	GSC	$(968,377)

International Equity Fund
AEX Index	10/2014	118	$12,561,151	BAR	$92,592
CAC40 Index	10/2014	179	9,979,488	BAR	5,745
Hang Seng Index	10/2014	99	14,547,480	BAR	(583,671)
IBEX 35	10/2014	17	2,331,555	BAR	19,256
MSCI Singapore Index	10/2014	8	463,181	BAR	(2,852)
OMX 30 Index	10/2014	(18)	(350,284)	BAR	422
ASX SPI 200 Index	12/2014	(210)	(24,284,008)	BAR	679,874
DAX Index	12/2014	28	8,390,929	BAR	(31,385)
FTSE 100 Index®	12/2014	154	16,490,998	BAR	(424,704)
FTSE MIB Index	12/2014	(43)	(5,667,671)	BAR	(17,090)
MSCI EAFE Index E-Mini	12/2014	443	40,749,355	GSC	(1,192,781)
S&P/TSE 60 Index	12/2014	(17)	(653,618)	BAR	23,320
TOPIX Index®	12/2014	98	11,852,929	BAR	287,322

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Hang Seng Index	10/2014	46	$6,759,435	GSC	$(318,762)
Swiss Market Future	12/2014	(290)	(26,843,302)	JPM	(175,057)

			$66,327,618		$(1,637,771)

Emerging Markets Equity Fund
Bovespa Index	10/2014	125	$2,770,912	GSC	$(162,703)
BIST 30 Index	10/2014	(124)	(501,245)	JPM	43,367
FTSE KLCI Index	10/2014	16	449,200	BAR	649
HSCEI Index	10/2014	14	930,977	BAR	(29,966)
MSCI Singapore Index	10/2014	23	1,331,645	BAR	(8,341)
MSCI Taiwan Index	10/2014	25	809,750	BAR	(10,462)
SGX CNX Nifty Index	10/2014	(83)	(1,326,091)	BAR	22,081
KOSPI 200 Index	12/2014	(38)	(4,627,339)	BAR	124,460
Mexican Bolsa	12/2014	(28)	(939,477)	JPM	20,663
MSCI Emerging Markets E-Mini	12/2014	374	18,750,490	GSC	(1,411,260)
SAF Top 40 Index	12/2014	4	157,880	BAR	(6,759)
SET50 Index	12/2014	36	234,930	BAR	(2,662)
TAIEX	10/2014	8	472,907	GSC	(12,221)
HSCEI Index	10/2014	63	4,189,398	GSC	(145,904)
MSCI Taiwan Index	10/2014	26	842,140	GSC	(15,242)
TA25 Index	10/2014	60	2,376,883	GSC	20,655
WIG20 Index	12/2014	8	121,503	GSC	526

			$26,044,463		$(1,573,119)

Inflation Protected Bond Fund
10-Year Australia Treasury Note	12/2014	35	$26,746,372	GSC	$48,461
10-Year Japan Treasury Note	12/2014	(2)	(2,659,494)	GSC	2,638
10-Year Japan Treasury Note	12/2014	(9)	(11,967,723)	JPM	(7,412)
10-Year U.S. Treasury Note	12/2014	99	12,339,422	UBS	32,095
2-Year U.S. Treasury Note	12/2014	30	6,565,313	UBS	(3,029)
5-Year U.S. Treasury Note	12/2014	28	3,311,219	UBS	(12,094)
90-Day Euro	12/2014	(69)	(17,207,738)	UBS	(1,815)
Euro-Bund	12/2014	(5)	(945,398)	UBS	(1,710)
Long Gilt	12/2014	(10)	(1,834,158)	UBS	6,765
Long U.S. Treasury Bond	12/2014	(13)	(1,792,781)	UBS	1,201
Ultra Long U.S. Treasury Bond	12/2014	(115)	(17,537,500)	UBS	207,378
90-Day Euro	06/2015	(115)	(28,590,438)	UBS	20,817
90-Day Euro	12/2017	152	36,898,000	UBS	(4,957)

			$3,325,096		$288,338

Real Estate Securities Fund
S&P 500® MidCap 400 E-Mini	12/2014	35	$4,778,900	GSC	$(151,490)

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2014, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/02/14	Euro	11,971,000	U.S. Dollars	15,310,910	UBS	$(190,653)
10/02/14	Euro	2,680,000	U.S. Dollars	3,475,261	BAR	(90,223)
10/02/14	Japanese Yen	1,095,500,000	U.S. Dollars	10,064,309	JPM	(75,558)
10/02/14	U.S. Dollars	22,319,746	Euro	16,909,000	GSC	962,430
10/02/14	U.S. Dollars	6,586,070	Japanese Yen	685,600,000	GSC	334,780
10/02/14	U.S. Dollars	3,896,388	Japanese Yen	409,900,000	DEUT	158,927
10/02/14	Euro	2,258,000	U.S. Dollars	2,966,628	CITI	(114,646)
10/02/14	Brazilian Reals	898,851	U.S. Dollars	393,189	UBS	(26,186)
10/02/14	U.S. Dollars	382,490	Brazilian Reals	898,851	UBS	15,486
10/08/14	U.S. Dollars	3,228,712	Euro	2,459,000	CITIG	122,855
10/08/14	U.S. Dollars	2,489,832	Canadian Dollars	2,721,000	RBC	60,259
10/08/14	U.S. Dollars	441,722	British Pounds	268,000	HKSB	7,256
10/10/14	Mexican Pesos	11,899,125	Euro	700,000	GSC	1,119
10/10/14	Mexican Pesos	8,669,915	Euro	500,000	GSC	13,488
10/10/14	Swedish Kronor	4,700,430	Norwegian Krone	4,200,000	UBS	(2,116)
10/10/14	Norwegian Krone	4,200,000	Swedish Kronor	4,688,830	UBS	3,723
10/10/14	Norwegian Krone	4,087,335	Euro	500,000	GSC	4,378
10/10/14	Norwegian Krone	4,019,890	Australian Dollars	700,000	UBS	13,030
10/10/14	New Zealand Dollars	780,911	Australian Dollars	700,000	SS	(3,449)
10/10/14	Canadian Dollars	768,951	U.S. Dollars	700,000	JPM	(13,585)
10/10/14	Canadian Dollars	766,198	U.S. Dollars	700,000	JPM	(16,042)
10/10/14	U.S. Dollars	700,000	Canadian Dollars	763,109	JPM	18,799
10/10/14	U.S. Dollars	700,000	Canadian Dollars	776,779	JPM	6,597
10/10/14	Australian Dollars	700,000	New Zealand Dollars	789,593	SS	(3,321)
10/10/14	Australian Dollars	700,000	Norwegian Krone	3,976,398	UBS	(6,263)
10/10/14	Euro	700,000	Mexican Pesos	12,000,800	UBS	(8,684)
10/10/14	U.S. Dollars	659,735	Euro	500,000	BAR	28,164
10/10/14	U.S. Dollars	647,787	Euro	500,000	JPM	16,216
10/10/14	Switzerland Francs	603,346	Euro	500,000	BAR	455
10/10/14	Euro	500,000	Switzerland Francs	603,818	JPM	(950)
10/10/14	Euro	500,000	Norwegian Krone	4,073,750	GSC	(2,264)
10/10/14	Euro	500,000	U.S. Dollars	634,025	BAR	(2,454)
10/10/14	Euro	500,000	Mexican Pesos	8,533,300	GSC	(3,324)
10/10/14	Euro	500,000	U.S. Dollars	645,890	JPM	(14,319)
10/21/14	U.S. Dollars	4,469,068	Australian Dollars	4,807,000	DEUT	266,941
10/21/14	U.S. Dollars	2,091,437	British Pounds	1,224,000	BOA	107,522
10/21/14	U.S. Dollars	1,612,027	Euro	1,192,000	GSC	106,252
10/22/14	U.S. Dollars	284,020	Mexican Pesos	3,736,000	BNP	6,302
11/04/14	Japanese Yen	805,600,000	U.S. Dollars	7,364,301	CS	(17,100)
11/04/14	U.S. Dollars	15,314,083	Euro	11,971,000	UBS	190,427
11/04/14	U.S. Dollars	10,066,713	Japanese Yen	1,095,500,000	JPM	75,579
11/04/14	U.S. Dollars	2,384,341	Euro	1,849,000	BNP	48,393
11/04/14	Brazilian Reals	898,851	U.S. Dollars	379,102	UBS	(15,528)
11/10/14	Canadian Dollars	743,127	Australian Dollars	765,000	JPM	(4,920)
11/10/14	Euro	525,000	Norwegian Krone	4,269,825	CITI	(306)
11/10/14	Swedish Kronor	4,725,063	Australian Dollars	751,000	DEUT	(852)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/10/14	Norwegian Krone	4,298,790	Euro	525,000	CITI	$4,808
11/10/14	Norwegian Krone	4,088,006	Euro	500,000	DEUT	3,634
11/10/14	Norwegian Krone	4,081,300	Euro	500,000	DEUT	2,592
11/10/14	Euro	1,400,000	Switzerland Francs	1,688,772	BAR	(729)
11/10/14	Canadian Dollars	773,518	U.S. Dollars	700,000	TD	(10,034)
11/10/14	Canadian Dollars	708,819	New Zealand Dollars	800,000	GSC	10,367
11/10/14	U.S. Dollars	700,000	Switzerland Francs	651,746	GSC	17,096
11/10/14	U.S. Dollars	700,000	Switzerland Francs	656,628	DEUT	11,981
11/10/14	U.S. Dollars	700,000	Canadian Dollars	771,615	JPM	11,731
11/10/14	Switzerland Francs	653,332	U.S. Dollars	700,000	BAR	(15,435)
11/10/14	U.S. Dollars	625,409	Australian Dollars	700,000	JPM	14,370
11/10/14	Euro	500,000	British Pounds	390,510	TD	(1,141)
11/10/14	British Pounds	394,150	Euro	500,000	CITI	7,040
11/12/14	Canadian Dollars	738,777	Australian Dollars	759,000	JPM	(3,500)
11/12/14	Canadian Dollars	731,265	New Zealand Dollars	825,000	JPM	11,047
11/12/14	U.S. Dollars	700,000	Switzerland Francs	655,664	MSCS	12,980
11/12/14	U.S. Dollars	666,815	Euro	525,000	JPM	3,514
11/12/14	U.S. Dollars	666,800	Euro	523,000	GSC	6,025
11/12/14	U.S. Dollars	666,035	Euro	521,000	CITI	7,788
11/12/14	Switzerland Francs	657,167	U.S. Dollars	700,000	CITI	(11,404)
11/12/14	U.S. Dollars	634,150	Euro	500,000	BAR	2,435
11/12/14	Euro	500,000	Switzerland Francs	603,310	BAR	(448)
11/13/14	Norwegian Krone	3,585,000	U.S. Dollars	571,761	CITI	(14,653)
12/11/14	U.S. Dollars	2,922,545	British Pounds	1,817,000	BAR	(21,214)
12/11/14	British Pounds	1,240,000	U.S. Dollars	2,029,180	BAR	(20,231)
12/18/14	Mexican Pesos	4,765,000	U.S. Dollars	355,718	BNP	(2,864)
12/18/14	Mexican Pesos	4,482,000	U.S. Dollars	335,103	BNP	(3,205)
02/05/15	U.S. Dollars	404,401	Mexican Pesos	5,340,000	BNP	10,309

						$1,989,494

Medium-Duration Bond Fund
10/02/14	Euro	4,484,000	U.S. Dollars	5,778,885	GSC	$(115,262)
10/02/14	U.S. Dollars	527,840	Australian Dollars	589,000	CITI	12,219
10/02/14	Japanese Yen	672,400,000	U.S. Dollars	6,177,308	JPM	(46,377)
10/02/14	U.S. Dollars	25,155,089	Euro	19,057,000	GSC	1,084,691
10/02/14	Euro	14,498,000	U.S. Dollars	18,542,943	UBS	(230,899)
10/02/14	Brazilian Reals	7,339,692	U.S. Dollars	3,212,189	UBS	(215,369)
10/02/14	U.S. Dollars	5,024,415	Japanese Yen	523,800,000	HKSB	248,486
10/02/14	Brazilian Reals	3,843,666	U.S. Dollars	1,681,357	UBS	(111,976)
10/02/14	U.S. Dollars	3,278,000	Brazilian Reals	7,650,852	CITI	154,132
10/02/14	U.S. Dollars	2,303,894	Mexican Pesos	30,465,549	BNP	35,847
10/02/14	U.S. Dollars	1,574,000	Brazilian Reals	3,604,964	BNP	102,082
10/02/14	U.S. Dollars	1,427,494	Japanese Yen	148,600,000	GSC	72,562
10/02/14	U.S. Dollars	519,833	Mexican Pesos	6,885,189	BNP	7,256
10/02/14	Euro	75,000	U.S. Dollars	97,194	JPM	(2,463)
10/15/14	Turkish Lira	7,287,650	U.S. Dollars	3,278,000	BNP	(76,819)
10/15/14	U.S. Dollars	4,929,213	Turkish Lira	10,704,280	JPM	227,239
10/15/14	Turkish Lira	3,402,420	U.S. Dollars	1,541,000	BNP	(46,449)
10/24/14	Brazilian Reals	3,080,271	U.S. Dollars	1,330,973	DEUT	(81,203)
10/24/14	U.S. Dollars	1,344,311	Brazilian Reals	3,184,000	JPM	52,454
10/24/14	U.S. Dollars	799,076	Brazilian Reals	1,818,538	UBS	61,234

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/24/14	U.S. Dollars	440,090	Brazilian Reals	1,004,220	BAR	$32,644
10/30/14	U.S. Dollars	544,294	Euro	420,016	JPM	13,683
10/31/14	U.S. Dollars	3,735,974	Mexican Pesos	49,318,596	UBS	72,266
10/31/14	Mexican Pesos	3,080,485	U.S. Dollars	232,010	JPM	(3,171)
11/04/14	Japanese Yen	393,500,000	U.S. Dollars	3,621,211	BNP	(32,429)
11/04/14	Japanese Yen	182,638,000	U.S. Dollars	1,681,997	JPM	(16,309)
11/04/14	U.S. Dollars	18,546,786	Euro	14,498,000	UBS	230,625
11/04/14	Euro	7,948,000	U.S. Dollars	10,012,907	BNP	25,869
11/04/14	U.S. Dollars	6,178,784	Japanese Yen	672,400,000	JPM	46,389
11/04/14	U.S. Dollars	3,726,210	Japanese Yen	406,000,000	BNP	23,425
11/04/14	Euro	1,474,000	U.S. Dollars	1,900,763	HKSB	(38,574)
11/13/14	Norwegian Krone	1,133,000	U.S. Dollars	180,699	CITI	(4,631)
11/14/14	Japanese Yen	93,792,497	U.S. Dollars	861,847	CITIC	(6,390)
11/14/14	Japanese Yen	92,370,000	U.S. Dollars	849,412	CITIC	(6,929)
11/14/14	Japanese Yen	28,621,000	U.S. Dollars	262,972	CITIC	(1,927)
11/14/14	U.S. Dollars	11,806,025	Euro	8,813,116	CITIC	671,104
11/14/14	U.S. Dollars	2,975,862	Japanese Yen	303,288,000	CITIC	209,650
11/14/14	Euro	1,600,000	U.S. Dollars	2,074,846	CITIC	(53,329)
11/14/14	Euro	1,550,000	U.S. Dollars	2,042,923	CITIC	(84,579)
11/14/14	U.S. Dollars	1,498,534	Japanese Yen	153,366,000	BAR	99,722
11/14/14	Euro	949,687	U.S. Dollars	1,271,034	UBS	(71,153)
11/28/14	U.S. Dollars	683,873	Mexican Pesos	9,103,028	RBC	8,885
12/11/14	U.S. Dollars	170,678	British Pounds	106,114	BAR	(1,239)
12/17/14	U.S. Dollars	194,470	British Pounds	117,000	HKSB	4,796
12/17/14	Japanese Yen	37,278,269	U.S. Dollars	343,000	SS	(2,834)
12/17/14	Japanese Yen	30,896,228	U.S. Dollars	292,000	SC	(10,071)
12/17/14	Japanese Yen	20,975,292	U.S. Dollars	196,000	JPM	(4,600)
12/17/14	Japanese Yen	10,154,852	U.S. Dollars	97,000	RBC	(4,337)
12/17/14	Japanese Yen	5,155,755	U.S. Dollars	49,000	BAR	(1,954)
12/17/14	Swedish Kronor	2,627,370	Euro	287,000	JPM	1,606
12/17/14	Swedish Kronor	1,423,455	Euro	156,000	HKSB	227
12/17/14	Swedish Kronor	1,375,421	U.S. Dollars	194,000	JPM	(3,436)
12/17/14	Norwegian Krone	1,268,257	Euro	156,000	CITI	365
12/17/14	Norwegian Krone	1,249,273	Euro	152,000	MLCS	1,810
12/17/14	U.S. Dollars	973,505	Euro	747,000	BNP	29,473
12/17/14	Norwegian Krone	631,180	Euro	76,000	RBC	1,920
12/17/14	Norwegian Krone	624,034	Euro	75,000	MLCS	2,075
12/17/14	Euro	613,331	U.S. Dollars	793,356	BAR	(18,250)
12/17/14	U.S. Dollars	388,710	New Zealand Dollars	492,000	DEUT	7,696
12/17/14	U.S. Dollars	333,129	Switzerland Francs	311,299	CS	6,798
12/17/14	U.S. Dollars	311,589	Switzerland Francs	290,864	SS	6,680
12/17/14	U.S. Dollars	308,801	Switzerland Francs	288,755	MLCS	6,103
12/17/14	U.S. Dollars	294,000	Canadian Dollars	328,053	RBC	1,634
12/17/14	U.S. Dollars	290,458	Australian Dollars	320,555	SC	11,381
12/17/14	Canadian Dollars	272,502	U.S. Dollars	245,925	RBC	(3,066)
12/17/14	New Zealand Dollars	252,000	U.S. Dollars	194,577	UBS	576
12/17/14	Euro	231,000	U.S. Dollars	293,459	MSCS	(1,529)
12/17/14	Australian Dollars	224,000	U.S. Dollars	194,534	WEST	481
12/17/14	U.S. Dollars	222,472	Australian Dollars	245,438	BAR	8,792
12/17/14	U.S. Dollars	217,144	Australian Dollars	240,092	WEST	8,119
12/17/14	Canadian Dollars	215,674	U.S. Dollars	196,000	RBC	(3,787)
12/17/14	U.S. Dollars	196,000	Canadian Dollars	217,322	RBC	2,319

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	U.S. Dollars	195,347	British Pounds	120,000	RBS	$943
12/17/14	U.S. Dollars	195,149	British Pounds	120,000	BNP	746
12/17/14	U.S. Dollars	194,892	Australian Dollars	218,000	BNP	5,100
12/17/14	U.S. Dollars	193,779	British Pounds	120,000	HKSB	(625)
12/17/14	U.S. Dollars	193,107	New Zealand Dollars	235,000	WEST	11,118
12/17/14	British Pounds	180,000	U.S. Dollars	290,269	BAR	1,337
12/17/14	U.S. Dollars	175,430	Australian Dollars	193,969	WEST	6,559
12/17/14	U.S. Dollars	174,450	Swedish Kronor	1,235,684	DEUT	3,247
12/17/14	U.S. Dollars	169,825	New Zealand Dollars	206,251	SS	10,101
12/17/14	Australian Dollars	168,500	U.S. Dollars	146,009	SS	1,521
12/17/14	Australian Dollars	165,000	U.S. Dollars	145,797	MLCS	(2,148)
12/17/14	U.S. Dollars	160,961	Swedish Kronor	1,141,983	BAR	2,740
12/17/14	U.S. Dollars	160,476	Swedish Kronor	1,141,082	SS	2,380
12/17/14	U.S. Dollars	157,810	New Zealand Dollars	191,519	HKSB	9,495
12/17/14	U.S. Dollars	157,249	New Zealand Dollars	191,519	MLCS	8,933
12/17/14	Euro	156,000	Switzerland Francs	188,170	CS	(62)
12/17/14	Euro	152,000	Switzerland Francs	183,389	MSCS	(152)
12/17/14	Euro	151,000	Norwegian Krone	1,246,747	JPM	(2,681)
12/17/14	Euro	150,000	Switzerland Francs	180,940	MLCS	(113)
12/17/14	Euro	150,000	U.S. Dollars	193,672	DEUT	(4,107)
12/17/14	Euro	150,000	British Pounds	120,281	JPM	(5,295)
12/17/14	Euro	148,000	British Pounds	117,225	MLCS	(3,001)
12/17/14	U.S. Dollars	147,000	Japanese Yen	15,741,495	SS	3,358
12/17/14	U.S. Dollars	147,000	Japanese Yen	15,749,859	MLCS	3,282
12/17/14	U.S. Dollars	147,000	Canadian Dollars	162,625	MLCS	2,066
12/17/14	U.S. Dollars	134,062	Japanese Yen	14,058,376	JPM	5,778
12/17/14	New Zealand Dollars	121,000	U.S. Dollars	97,427	MLCS	(3,722)
12/17/14	British Pounds	120,000	U.S. Dollars	197,544	RBC	(3,140)
12/17/14	New Zealand Dollars	120,000	U.S. Dollars	96,634	WEST	(3,703)
12/17/14	New Zealand Dollars	120,000	U.S. Dollars	96,703	WEST	(3,773)
12/17/14	New Zealand Dollars	120,000	U.S. Dollars	96,920	RBS	(3,990)
12/17/14	New Zealand Dollars	120,000	U.S. Dollars	97,030	WEST	(4,099)
12/17/14	British Pounds	119,000	U.S. Dollars	195,353	SS	(2,569)
12/17/14	British Pounds	118,432	Euro	151,000	MLCS	1,036
12/17/14	New Zealand Dollars	118,000	U.S. Dollars	96,113	WEST	(4,732)
12/17/14	New Zealand Dollars	117,000	U.S. Dollars	95,989	BAR	(5,382)
12/17/14	Australian Dollars	111,000	U.S. Dollars	97,670	WEST	(1,033)
12/17/14	Australian Dollars	109,000	U.S. Dollars	97,187	WEST	(2,291)
12/17/14	U.S. Dollars	108,195	Australian Dollars	120,136	MSCS	3,604
12/17/14	Australian Dollars	108,000	U.S. Dollars	96,954	MLCS	(2,928)
12/17/14	Australian Dollars	107,000	U.S. Dollars	96,800	DEUT	(3,645)
12/17/14	Canadian Dollars	106,798	U.S. Dollars	97,000	RBC	(1,820)
12/17/14	Australian Dollars	106,000	U.S. Dollars	96,084	MSCS	(3,800)
12/17/14	Australian Dollars	105,000	U.S. Dollars	96,147	WEST	(4,734)
12/17/14	Australian Dollars	105,000	U.S. Dollars	96,310	WEST	(4,896)
12/17/14	Australian Dollars	105,000	U.S. Dollars	96,888	BNP	(5,474)
12/17/14	U.S. Dollars	98,065	Euro	77,000	UBS	755
12/17/14	U.S. Dollars	97,001	Australian Dollars	111,000	RBC	364
12/17/14	U.S. Dollars	96,665	New Zealand Dollars	120,000	BAR	3,735
12/17/14	New Zealand Dollars	93,600	U.S. Dollars	75,913	WEST	(3,428)
12/17/14	Switzerland Francs	91,896	Euro	76,000	MLCS	288
12/17/14	Switzerland Francs	91,525	U.S. Dollars	98,000	MSCS	(2,056)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	Switzerland Francs	91,444	U.S. Dollars	98,000	UBS	$(2,140)
12/17/14	Euro	78,000	U.S. Dollars	98,560	BNP	(41)
12/17/14	Euro	77,000	U.S. Dollars	97,832	MLCS	(522)
12/17/14	U.S. Dollars	76,832	Japanese Yen	8,383,557	RBS	332
12/17/14	Euro	76,000	British Pounds	60,024	MLCS	(1,194)
12/17/14	Euro	76,000	U.S. Dollars	97,707	DEUT	(1,661)
12/17/14	Euro	76,000	U.S. Dollars	97,852	RBC	(1,806)
12/17/14	Euro	76,000	U.S. Dollars	98,191	MLCS	(2,145)
12/17/14	Euro	75,000	U.S. Dollars	96,856	SS	(2,073)
12/17/14	Euro	74,000	British Pounds	58,751	SS	(1,660)
12/17/14	U.S. Dollars	73,500	Japanese Yen	7,994,007	RBC	554
12/17/14	British Pounds	60,090	Euro	75,000	MLCS	2,564
12/17/14	British Pounds	60,000	U.S. Dollars	96,371	HKSB	831
12/17/14	British Pounds	59,943	U.S. Dollars	99,582	BNP	(2,405)
12/17/14	British Pounds	59,073	Euro	74,000	BNP	2,182
12/17/14	Australian Dollars	55,000	U.S. Dollars	48,689	BNP	(806)
12/17/14	Australian Dollars	55,000	U.S. Dollars	48,925	SS	(1,041)
12/17/14	Australian Dollars	54,000	U.S. Dollars	48,683	MSCS	(1,670)
12/17/14	Australian Dollars	52,000	U.S. Dollars	45,884	WEST	(612)
12/17/14	U.S. Dollars	49,337	Euro	38,000	SC	1,314
12/17/14	U.S. Dollars	49,242	Euro	38,000	RBS	1,219
12/17/14	U.S. Dollars	49,221	Euro	38,000	DEUT	1,198
12/17/14	U.S. Dollars	49,000	Japanese Yen	5,254,833	HKSB	1,049
12/17/14	U.S. Dollars	48,425	Euro	38,000	JPM	401
12/17/14	Euro	39,000	U.S. Dollars	49,591	HKSB	(304)
12/17/14	Euro	38,000	U.S. Dollars	48,898	BAR	(875)
12/17/14	Euro	38,000	U.S. Dollars	49,141	BAR	(1,118)
01/15/15	Brazilian Reals	1,660,000	U.S. Dollars	714,593	JPM	(55,869)
02/05/15	U.S. Dollars	155,096	Mexican Pesos	2,048,000	BNP	3,954

						$2,230,717

Global Bond Fund
10/27/14	Indonesian Rupiahs	21,641,250,000	U.S. Dollars	1,834,004	HSBC	$(66,499)
10/27/14	Indian Rupees	286,380,000	U.S. Dollars	4,693,608	CITIC	(85,167)
10/27/14	Indian Rupees	51,960,000	U.S. Dollars	851,315	JPM	(15,172)
10/27/14	Chinese Yuan Renminbi	21,064,000	U.S. Dollars	3,397,967	HSBC	24,402
10/27/14	U.S. Dollars	1,229,645	Brazilian Reals	2,809,000	BAR	90,915
11/14/14	Japanese Yen	744,255,000	U.S. Dollars	7,281,220	DEUT	(493,064)
11/14/14	Japanese Yen	204,360,000	U.S. Dollars	1,967,100	HKSB	(103,185)
11/14/14	Polish Zloty	12,462,350	U.S. Dollars	3,904,392	JPM	(149,145)
11/14/14	U.S. Dollars	7,272,934	Polish Zloty	22,941,743	JPM	359,960
11/14/14	Polish Zloty	5,948,252	U.S. Dollars	1,808,392	JPM	(16,021)
11/14/14	U.S. Dollars	5,486,953	Euro	4,110,000	HKSB	294,180
11/14/14	Swedish Kronor	5,133,306	U.S. Dollars	741,269	BAR	(30,004)
11/14/14	U.S. Dollars	4,579,327	Euro	3,418,316	JPM	260,461
11/14/14	U.S. Dollars	2,419,057	Euro	1,808,255	MSCS	134,419
11/14/14	U.S. Dollars	2,161,391	Euro	1,614,942	UBS	120,995
11/14/14	U.S. Dollars	1,800,585	Mexican Pesos	24,000,000	DEUT	19,351
11/14/14	British Pounds	1,780,000	U.S. Dollars	2,948,437	RBC	(63,930)
11/14/14	U.S. Dollars	1,563,443	British Pounds	931,041	JPM	54,683
11/14/14	British Pounds	1,530,000	U.S. Dollars	2,552,990	JPM	(73,611)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/14/14	U.S. Dollars	1,329,274	British Pounds	790,000	RBC	$49,071
11/14/14	U.S. Dollars	1,278,678	Euro	954,524	CITIC	72,685
11/14/14	U.S. Dollars	1,266,881	Euro	947,399	GSC	69,891
11/14/14	U.S. Dollars	1,126,770	British Pounds	669,710	BAR	41,499
11/14/14	U.S. Dollars	1,093,667	British Pounds	650,000	CS	40,336
11/14/14	U.S. Dollars	759,952	South African Rand	8,263,340	JPM	33,140
11/14/14	U.S. Dollars	742,426	Swedish Kronor	5,130,000	UBS	31,619
11/14/14	U.S. Dollars	580,029	Turkish Lira	1,280,270	RBC	24,303
11/14/14	U.S. Dollars	336,432	British Pounds	200,000	GSC	12,330
11/14/14	U.S. Dollars	229,881	Australian Dollars	249,499	CITIC	12,150

						$650,592

Defensive Market Strategies Fund
10/31/14	U.S. Dollars	4,186,843	Euro	3,257,120	UBS	$72,053
10/31/14	U.S. Dollars	858,449	Switzerland Francs	806,083	CS	13,902
10/31/14	U.S. Dollars	791,989	British Pounds	484,153	CS	7,320
10/31/14	U.S. Dollars	311,018	Japanese Yen	33,858,000	CS	2,235
10/31/14	Euro	126,438	U.S. Dollars	160,340	UBS	(608)
10/31/14	British Pounds	49,095	U.S. Dollars	80,078	CS	(509)
10/31/14	British Pounds	23,576	U.S. Dollars	38,309	CS	(100)
10/31/14	U.S. Dollars	8,688	Japanese Yen	948,480	CS	38

						$94,331

International Equity Fund
10/31/14	U.S. Dollars	5,400,579	Australian Dollars	5,792,500	NT	$340,739
12/17/14	Japanese Yen	944,918,000	U.S. Dollars	8,627,292	RBS	(4,878)
12/17/14	Australian Dollars	14,145,000	U.S. Dollars	12,290,558	RBS	24,143
12/17/14	U.S. Dollars	12,583,092	Euro	9,948,000	RBS	11,161
12/17/14	U.S. Dollars	4,269,619	Canadian Dollars	4,777,000	RBS	12,272
12/17/14	British Pounds	3,572,000	U.S. Dollars	5,794,211	RBS	(7,461)
12/17/14	U.S. Dollars	1,853,749	New Zealand Dollars	2,404,000	RBS	(7,952)
12/17/14	U.S. Dollars	1,642,204	Switzerland Francs	1,561,000	RBS	5,828
12/17/14	U.S. Dollars	474,762	Swedish Kronor	3,436,000	RBS	(1,294)
12/17/14	U.S. Dollars	138,708	Hong Kong Dollars	1,077,000	RBS	27
12/17/14	Israeli Shekels	120,000	U.S. Dollars	32,565	RBS	46
12/17/14	U.S. Dollars	50,303	Danish Kroner	295,000	RBS	224
12/17/14	Japanese Yen	439,449,000	U.S. Dollars	4,188,578	RBS	(178,588)
12/17/14	Japanese Yen	430,508,000	U.S. Dollars	4,055,586	RBS	(127,183)
12/17/14	Japanese Yen	295,432,867	U.S. Dollars	2,820,512	RBS	(124,676)
12/17/14	Japanese Yen	295,398,127	U.S. Dollars	2,782,876	RBS	(87,356)
12/17/14	Japanese Yen	294,237,940	U.S. Dollars	2,795,198	RBS	(110,265)
12/17/14	Japanese Yen	293,972,584	U.S. Dollars	2,795,173	RBS	(112,662)
12/17/14	Japanese Yen	292,785,464	U.S. Dollars	2,795,176	RBS	(123,497)
12/17/14	Japanese Yen	251,656,996	U.S. Dollars	2,397,555	RBS	(101,175)
12/17/14	Norwegian Krone	229,330,000	U.S. Dollars	36,288,144	RBS	(693,463)
12/17/14	Japanese Yen	199,296,022	U.S. Dollars	1,879,231	RBS	(60,647)
12/17/14	Swedish Kronor	53,550,000	U.S. Dollars	7,502,575	RBS	(83,253)
12/17/14	U.S. Dollars	21,622,209	British Pounds	13,090,089	RBS	415,860
12/17/14	Swedish Kronor	19,683,000	U.S. Dollars	2,769,482	RBS	(42,414)
12/17/14	U.S. Dollars	19,647,575	Euro	14,939,000	RBS	768,195

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	U.S. Dollars	16,466,625	British Pounds	10,090,277	RBS	$120,065
12/17/14	Canadian Dollars	14,544,000	U.S. Dollars	13,143,626	RBS	(181,756)
12/17/14	Norwegian Krone	13,701,000	U.S. Dollars	2,133,108	RBS	(6,553)
12/17/14	U.S. Dollars	13,639,624	British Pounds	8,454,016	RBS	(56,142)
12/17/14	Swedish Kronor	13,593,000	U.S. Dollars	1,906,033	RBS	(22,731)
12/17/14	U.S. Dollars	13,385,969	British Pounds	8,280,000	RBS	(27,887)
12/17/14	Hong Kong Dollars	11,367,000	U.S. Dollars	1,466,863	RBS	(3,179)
12/17/14	U.S. Dollars	10,813,545	British Pounds	6,719,618	RBS	(72,443)
12/17/14	New Zealand Dollars	10,740,570	U.S. Dollars	8,812,530	RBS	(494,838)
12/17/14	New Zealand Dollars	10,734,634	U.S. Dollars	8,821,347	RBS	(508,252)
12/17/14	New Zealand Dollars	10,686,605	U.S. Dollars	8,812,442	RBS	(536,541)
12/17/14	New Zealand Dollars	10,519,372	U.S. Dollars	8,703,434	RBS	(557,042)
12/17/14	New Zealand Dollars	10,518,619	U.S. Dollars	8,667,332	RBS	(521,523)
12/17/14	New Zealand Dollars	10,131,200	U.S. Dollars	8,287,372	RBS	(441,588)
12/17/14	Switzerland Francs	9,861,000	U.S. Dollars	10,739,150	RBS	(401,993)
12/17/14	Norwegian Krone	8,873,000	U.S. Dollars	1,426,866	RBS	(49,673)
12/17/14	U.S. Dollars	8,693,366	New Zealand Dollars	10,749,000	RBS	369,146
12/17/14	Australian Dollars	8,338,000	U.S. Dollars	7,678,391	RBS	(419,292)
12/17/14	Euro	7,472,409	U.S. Dollars	9,688,577	RBS	(245,210)
12/17/14	U.S. Dollars	7,163,170	Switzerland Francs	6,666,475	RBS	174,791
12/17/14	U.S. Dollars	6,306,148	Canadian Dollars	6,960,000	RBS	103,274
12/17/14	U.S. Dollars	6,190,690	British Pounds	3,847,000	RBS	(41,569)
12/17/14	Canadian Dollars	5,718,000	U.S. Dollars	5,188,994	RBS	(93,012)
12/17/14	U.S. Dollars	5,613,904	Swedish Kronor	39,770,439	RBS	103,732
12/17/14	U.S. Dollars	5,599,732	Swedish Kronor	39,772,883	RBS	89,222
12/17/14	Euro	5,571,000	U.S. Dollars	7,215,559	RBS	(175,127)
12/17/14	Israeli Shekels	5,282,000	U.S. Dollars	1,475,213	RBS	(39,805)
12/17/14	U.S. Dollars	5,241,799	Swedish Kronor	37,345,430	RBS	67,611
12/17/14	U.S. Dollars	5,237,719	New Zealand Dollars	6,513,000	RBS	193,934
12/17/14	U.S. Dollars	5,230,692	Swedish Kronor	37,008,977	RBS	103,119
12/17/14	U.S. Dollars	5,043,259	Swedish Kronor	35,830,915	RBS	78,906
12/17/14	Canadian Dollars	4,990,000	U.S. Dollars	4,564,056	RBS	(116,880)
12/17/14	U.S. Dollars	4,954,252	Switzerland Francs	4,626,000	RBS	104,877
12/17/14	U.S. Dollars	4,941,444	British Pounds	3,001,000	RBS	79,732
12/17/14	U.S. Dollars	4,490,219	Swedish Kronor	31,401,557	RBS	139,551
12/17/14	U.S. Dollars	4,428,295	Swedish Kronor	31,599,871	RBS	50,151
12/17/14	Euro	4,415,515	U.S. Dollars	5,814,099	RBS	(233,927)
12/17/14	U.S. Dollars	4,223,259	Switzerland Francs	3,905,627	RBS	129,041
12/17/14	U.S. Dollars	4,201,716	Switzerland Francs	3,863,898	RBS	151,243
12/17/14	Euro	3,736,205	U.S. Dollars	4,848,354	RBS	(126,670)
12/17/14	Euro	3,736,205	U.S. Dollars	4,875,064	RBS	(153,380)
12/17/14	U.S. Dollars	3,728,586	Swedish Kronor	26,167,964	RBS	103,030
12/17/14	U.S. Dollars	3,725,507	Swedish Kronor	26,167,964	RBS	99,951
12/17/14	U.S. Dollars	3,712,470	Japanese Yen	397,361,000	RBS	86,535
12/17/14	Euro	3,687,683	U.S. Dollars	4,839,660	RBS	(179,297)
12/17/14	U.S. Dollars	3,659,592	Switzerland Francs	3,433,000	RBS	60,823
12/17/14	Euro	3,587,610	U.S. Dollars	4,633,366	RBS	(99,471)
12/17/14	U.S. Dollars	3,444,515	Australian Dollars	3,848,000	RBS	94,429
12/17/14	British Pounds	3,409,000	U.S. Dollars	5,532,500	RBS	(9,815)
12/17/14	Euro	3,008,373	U.S. Dollars	3,880,856	RBS	(78,980)
12/17/14	Euro	2,277,000	U.S. Dollars	2,935,157	RBS	(57,564)
12/17/14	Australian Dollars	1,947,000	U.S. Dollars	1,799,229	RBS	(104,162)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	U.S. Dollars	1,546,945	Australian Dollars	1,751,000	RBS	$22,517
12/17/14	Canadian Dollars	1,348,000	U.S. Dollars	1,223,538	RBS	(22,176)
12/17/14	U.S. Dollars	1,301,800	Canadian Dollars	1,420,830	RBS	35,531
12/17/14	U.S. Dollars	1,293,118	Canadian Dollars	1,412,632	RBS	34,156
12/17/14	Euro	1,136,000	U.S. Dollars	1,462,584	RBS	(26,947)
12/17/14	Danish Kroner	1,091,000	U.S. Dollars	192,548	RBS	(7,342)
12/17/14	U.S. Dollars	1,035,444	Canadian Dollars	1,124,528	RBS	33,244
12/17/14	Australian Dollars	965,150	U.S. Dollars	888,347	RBS	(48,083)
12/17/14	U.S. Dollars	938,806	Danish Kroner	5,419,000	RBS	18,887
12/17/14	U.S. Dollars	900,528	Canadian Dollars	982,346	RBS	25,044
12/17/14	Danish Kroner	705,000	U.S. Dollars	122,388	RBS	(2,708)
12/17/14	Australian Dollars	607,004	U.S. Dollars	563,045	RBS	(34,585)
12/17/14	Australian Dollars	597,256	U.S. Dollars	549,971	RBS	(29,997)
12/17/14	Australian Dollars	594,373	U.S. Dollars	550,455	RBS	(32,991)
12/17/14	Australian Dollars	592,465	U.S. Dollars	550,456	RBS	(34,654)
12/17/14	U.S. Dollars	519,741	Canadian Dollars	568,727	RBS	12,882
12/17/14	Hong Kong Dollars	489,000	U.S. Dollars	63,087	RBS	(121)
12/17/14	Euro	487,000	U.S. Dollars	629,855	RBS	(14,401)
12/17/14	Australian Dollars	468,752	U.S. Dollars	436,222	RBS	(28,125)
12/17/14	Singapore Dollars	462,195	U.S. Dollars	368,433	RBS	(6,136)
12/17/14	Hong Kong Dollars	432,000	U.S. Dollars	55,749	RBS	(122)
12/17/14	U.S. Dollars	373,248	Canadian Dollars	411,937	RBS	6,122
12/17/14	Danish Kroner	287,000	U.S. Dollars	49,730	RBS	(1,010)
12/17/14	Israeli Shekels	147,000	U.S. Dollars	40,199	RBS	(251)
12/17/14	U.S. Dollars	132,894	Hong Kong Dollars	1,030,000	RBS	265
12/17/14	U.S. Dollars	124,096	Danish Kroner	714,000	RBS	2,889
12/17/14	Singapore Dollars	120,805	U.S. Dollars	96,550	RBS	(1,855)
12/17/14	New Zealand Dollars	105,000	U.S. Dollars	85,888	RBS	(4,574)
12/17/14	U.S. Dollars	104,333	Australian Dollars	115,000	RBS	4,214
12/17/14	U.S. Dollars	90,194	Hong Kong Dollars	699,000	RBS	187
12/17/14	U.S. Dollars	84,025	Norwegian Krone	535,000	RBS	987
12/17/14	U.S. Dollars	71,177	Danish Kroner	412,000	RBS	1,237
12/17/14	Singapore Dollars	50,000	U.S. Dollars	39,428	RBS	(235)
12/17/14	Euro	50,000	U.S. Dollars	64,838	RBS	(1,649)
12/17/14	U.S. Dollars	49,114	Singapore Dollars	62,000	RBS	515
12/17/14	Singapore Dollars	37,000	U.S. Dollars	29,275	RBS	(272)
12/17/14	Singapore Dollars	29,000	U.S. Dollars	23,130	RBS	(398)
12/17/14	Israeli Shekels	13,000	U.S. Dollars	3,588	RBS	(55)
12/17/14	Israeli Shekels	13,000	U.S. Dollars	3,638	RBS	(105)
12/17/14	Euro	6,000	U.S. Dollars	7,774	RBS	(192)
12/17/14	U.S. Dollars	5,784	Israeli Shekels	21,000	RBS	77
12/17/14	U.S. Dollars	3,966	Singapore Dollars	5,000	RBS	46
12/17/14	Singapore Dollars	1,000	U.S. Dollars	795	RBS	(11)

						$(3,941,603)

Emerging Markets Equity Fund
12/17/14	Indonesian Rupiahs	10,636,224,005	U.S. Dollars	888,945	RBS	$(28,172)
12/17/14	Columbian Peso	3,772,525,760	U.S. Dollars	1,931,162	RBS	(82,859)
12/17/14	Columbian Peso	2,708,737,120	U.S. Dollars	1,384,304	RBS	(57,191)
12/17/14	Columbian Peso	2,708,737,120	U.S. Dollars	1,390,451	RBS	(63,338)
12/17/14	South Korean Won	1,211,161,017	U.S. Dollars	1,176,341	RBS	(32,506)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	South Korean Won	1,198,234,725	U.S. Dollars	1,177,106	RBS	$(45,479)
12/17/14	Hungarian Forint	968,000,000	U.S. Dollars	4,020,601	RBS	(91,990)
12/17/14	South Korean Won	966,280,634	U.S. Dollars	943,372	RBS	(30,805)
12/17/14	South Korean Won	710,000,000	U.S. Dollars	674,504	RBS	(3,972)
12/17/14	South Korean Won	611,117,329	U.S. Dollars	588,150	RBS	(11,004)
12/17/14	South Korean Won	601,402,054	U.S. Dollars	588,168	RBS	(20,197)
12/17/14	South Korean Won	419,951,241	U.S. Dollars	402,379	RBS	(5,772)
12/17/14	Indian Rupees	94,454,524	U.S. Dollars	1,532,233	RBS	(29,245)
12/17/14	Indian Rupees	93,767,921	U.S. Dollars	1,520,972	RBS	(28,909)
12/17/14	Indian Rupees	93,459,220	U.S. Dollars	1,521,022	RBS	(33,872)
12/17/14	Indian Rupees	93,443,786	U.S. Dollars	1,521,390	RBS	(34,485)
12/17/14	Indian Rupees	74,730,332	U.S. Dollars	1,216,690	RBS	(27,559)
12/17/14	Indian Rupees	74,433,979	U.S. Dollars	1,216,838	RBS	(32,423)
12/17/14	Indian Rupees	66,741,238	U.S. Dollars	1,080,480	RBS	(18,474)
12/17/14	Taiwan Dollars	24,928,949	U.S. Dollars	834,721	RBS	(14,469)
12/17/14	Taiwan Dollars	24,926,851	U.S. Dollars	834,316	RBS	(14,132)
12/17/14	Taiwan Dollars	24,874,838	U.S. Dollars	834,922	RBS	(16,450)
12/17/14	Mexican Pesos	20,400,000	U.S. Dollars	1,534,954	RBS	(24,209)
12/17/14	Mexican Pesos	18,800,000	U.S. Dollars	1,411,239	RBS	(18,983)
12/17/14	Mexican Pesos	18,000,000	U.S. Dollars	1,351,260	RBS	(18,250)
12/17/14	Russian Rubles	17,000,000	U.S. Dollars	449,500	RBS	(27,785)
12/17/14	Mexican Pesos	14,900,000	U.S. Dollars	1,119,280	RBS	(15,844)
12/17/14	Russian Rubles	14,000,000	U.S. Dollars	371,508	RBS	(24,213)
12/17/14	Czech Republic Koruna	13,400,000	U.S. Dollars	624,818	RBS	(8,639)
12/17/14	Czech Republic Koruna	13,200,000	U.S. Dollars	621,621	RBS	(14,638)
12/17/14	Mexican Pesos	13,100,000	U.S. Dollars	984,846	RBS	(14,711)
12/17/14	Taiwan Dollars	12,932,751	U.S. Dollars	434,101	RBS	(8,567)
12/17/14	Mexican Pesos	12,800,000	U.S. Dollars	962,965	RBS	(15,047)
12/17/14	Czech Republic Koruna	12,400,000	U.S. Dollars	581,461	RBS	(11,265)
12/17/14	Czech Republic Koruna	12,000,000	U.S. Dollars	562,169	RBS	(10,366)
12/17/14	Russian Rubles	11,700,000	U.S. Dollars	308,458	RBS	(18,219)
12/17/14	U.S. Dollars	11,135,141	Singapore Dollars	13,968,922	RBS	185,434
12/17/14	Malaysian Ringgits	11,114,149	U.S. Dollars	3,482,586	RBS	(112,467)
12/17/14	Czech Republic Koruna	9,600,000	U.S. Dollars	444,746	RBS	(3,303)
12/17/14	Russian Rubles	9,400,000	U.S. Dollars	234,111	RBS	(927)
12/17/14	Mexican Pesos	9,200,000	U.S. Dollars	685,163	RBS	(3,846)
12/17/14	Mexican Pesos	9,100,000	U.S. Dollars	682,625	RBS	(8,714)
12/17/14	Russian Rubles	8,000,000	U.S. Dollars	201,413	RBS	(2,959)
12/17/14	Mexican Pesos	7,800,000	U.S. Dollars	583,112	RBS	(5,474)
12/17/14	South African Rand	7,100,000	U.S. Dollars	651,855	RBS	(31,100)
12/17/14	Mexican Pesos	6,800,000	U.S. Dollars	510,160	RBS	(6,578)
12/17/14	Malaysian Ringgits	6,706,936	U.S. Dollars	2,089,486	RBS	(55,756)
12/17/14	Brazilian Reals	6,461,250	U.S. Dollars	2,814,011	RBS	(230,400)
12/17/14	Mexican Pesos	5,800,000	U.S. Dollars	437,854	RBS	(8,328)
12/17/14	South African Rand	5,800,000	U.S. Dollars	534,537	RBS	(27,441)
12/17/14	Mexican Pesos	5,700,000	U.S. Dollars	433,520	RBS	(11,400)
12/17/14	Mexican Pesos	5,500,000	U.S. Dollars	414,176	RBS	(6,867)
12/17/14	Malaysian Ringgits	4,433,987	U.S. Dollars	1,388,085	RBS	(43,577)
12/17/14	Mexican Pesos	4,200,000	U.S. Dollars	319,021	RBS	(7,986)
12/17/14	Czech Republic Koruna	4,100,000	U.S. Dollars	192,312	RBS	(3,779)
12/17/14	U.S. Dollars	3,857,003	Israeli Shekels	13,810,000	RBS	104,070
12/17/14	Czech Republic Koruna	3,200,000	U.S. Dollars	149,389	RBS	(2,242)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	Mexican Pesos	3,200,000	U.S. Dollars	243,103	RBS	$(6,123)
12/17/14	U.S. Dollars	3,101,375	Mexican Pesos	40,797,038	RBS	80,104
12/17/14	U.S. Dollars	2,918,015	Singapore Dollars	3,651,078	RBS	56,074
12/17/14	Turkish Lira	2,912,854	U.S. Dollars	1,322,582	RBS	(68,524)
12/17/14	Polish Zloty	2,857,495	U.S. Dollars	871,055	RBS	(11,239)
12/17/14	Polish Zloty	2,835,514	U.S. Dollars	877,515	RBS	(24,313)
12/17/14	Brazilian Reals	2,786,415	U.S. Dollars	1,182,739	RBS	(68,556)
12/17/14	Brazilian Reals	2,766,223	U.S. Dollars	1,200,696	RBS	(94,587)
12/17/14	Turkish Lira	2,764,023	U.S. Dollars	1,252,389	RBS	(62,407)
12/17/14	Turkish Lira	2,764,022	U.S. Dollars	1,242,341	RBS	(52,359)
12/17/14	Brazilian Reals	2,746,031	U.S. Dollars	1,184,962	RBS	(86,927)
12/17/14	Brazilian Reals	2,725,840	U.S. Dollars	1,179,609	RBS	(89,647)
12/17/14	Brazilian Reals	2,725,840	U.S. Dollars	1,181,142	RBS	(91,181)
12/17/14	Polish Zloty	2,714,860	U.S. Dollars	829,471	RBS	(12,574)
12/17/14	Turkish Lira	2,338,788	U.S. Dollars	1,041,452	RBS	(34,544)
12/17/14	Turkish Lira	2,317,527	U.S. Dollars	1,046,642	RBS	(48,888)
12/17/14	Brazilian Reals	2,301,820	U.S. Dollars	982,361	RBS	(61,950)
12/17/14	Turkish Lira	2,296,265	U.S. Dollars	1,042,951	RBS	(54,351)
12/17/14	Malaysian Ringgits	2,224,670	U.S. Dollars	694,017	RBS	(19,435)
12/17/14	U.S. Dollars	2,166,946	Mexican Pesos	28,651,355	RBS	45,137
12/17/14	Polish Zloty	2,132,131	U.S. Dollars	656,485	RBS	(14,930)
12/17/14	Brazilian Reals	1,990,000	U.S. Dollars	866,209	RBS	(70,482)
12/17/14	U.S. Dollars	1,905,199	South Korean Won	1,980,000,000	RBS	35,263
12/17/14	Turkish Lira	1,871,031	U.S. Dollars	832,865	RBS	(27,339)
12/17/14	Turkish Lira	1,870,578	U.S. Dollars	833,888	RBS	(28,557)
12/17/14	U.S. Dollars	1,869,045	Mexican Pesos	24,602,794	RBS	47,057
12/17/14	Malaysian Ringgits	1,689,258	U.S. Dollars	529,482	RBS	(17,252)
12/17/14	Taiwan Dollars	1,679,611	U.S. Dollars	56,171	RBS	(905)
12/17/14	Czech Republic Koruna	1,600,000	U.S. Dollars	75,220	RBS	(1,646)
12/17/14	U.S. Dollars	1,573,873	South Korean Won	1,640,000,000	RBS	25,038
12/17/14	U.S. Dollars	1,572,611	South Korean Won	1,610,000,000	RBS	52,108
12/17/14	U.S. Dollars	1,569,537	Chilean Peso	933,482,043	RBS	19,466
12/17/14	U.S. Dollars	1,562,632	Mexican Pesos	20,554,233	RBS	40,465
12/17/14	U.S. Dollars	1,549,451	Mexican Pesos	20,398,519	RBS	38,815
12/17/14	U.S. Dollars	1,543,425	Mexican Pesos	20,506,717	RBS	24,777
12/17/14	Turkish Lira	1,450,912	U.S. Dollars	644,656	RBS	(20,002)
12/17/14	Polish Zloty	1,340,000	U.S. Dollars	406,805	RBS	(3,601)
12/17/14	Brazilian Reals	1,330,000	U.S. Dollars	576,359	RBS	(44,542)
12/17/14	Hong Kong Dollars	1,300,000	U.S. Dollars	167,743	RBS	(347)
12/17/14	Brazilian Reals	1,275,581	U.S. Dollars	542,824	RBS	(32,766)
12/17/14	U.S. Dollars	1,272,749	Brazilian Reals	3,110,000	RBS	29,176
12/17/14	U.S. Dollars	1,242,860	Mexican Pesos	16,505,672	RBS	20,513
12/17/14	U.S. Dollars	1,242,803	Mexican Pesos	16,505,672	RBS	20,457
12/17/14	U.S. Dollars	1,195,865	South Korean Won	1,250,000,000	RBS	15,351
12/17/14	U.S. Dollars	1,193,445	Philippine Peso	52,041,376	RBS	36,276
12/17/14	U.S. Dollars	1,193,312	Philippine Peso	52,196,651	RBS	32,690
12/17/14	U.S. Dollars	1,192,342	Philippine Peso	52,057,666	RBS	34,811
12/17/14	U.S. Dollars	1,189,078	South Korean Won	1,240,000,000	RBS	18,007
12/17/14	U.S. Dollars	1,187,852	Brazilian Reals	2,930,000	RBS	16,255
12/17/14	U.S. Dollars	1,183,705	Brazilian Reals	2,920,000	RBS	16,107
12/17/14	Polish Zloty	1,170,000	U.S. Dollars	353,438	RBS	(1,386)
12/17/14	U.S. Dollars	1,168,703	Chilean Peso	700,111,533	RBS	6,150

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	U.S. Dollars	1,160,607	Brazilian Reals	2,850,000	RBS	$20,998
12/17/14	U.S. Dollars	1,160,260	Chilean Peso	684,553,499	RBS	23,542
12/17/14	U.S. Dollars	1,151,381	Chilean Peso	684,553,498	RBS	14,662
12/17/14	U.S. Dollars	1,101,286	Brazilian Reals	2,760,000	RBS	(2,334)
12/17/14	Turkish Lira	1,100,000	U.S. Dollars	497,969	RBS	(24,391)
12/17/14	U.S. Dollars	1,053,757	Russian Rubles	40,386,826	RBS	51,891
12/17/14	Indian Rupees	1,000,000	U.S. Dollars	16,067	RBS	(155)
12/17/14	U.S. Dollars	972,604	South Korean Won	1,010,000,000	RBS	18,748
12/17/14	Hong Kong Dollars	900,000	U.S. Dollars	116,153	RBS	(264)
12/17/14	U.S. Dollars	895,407	Russian Rubles	35,100,000	RBS	24,689
12/17/14	U.S. Dollars	881,725	Polish Zloty	2,840,000	RBS	27,173
12/17/14	U.S. Dollars	842,013	Russian Rubles	32,171,213	RBS	43,949
12/17/14	Polish Zloty	810,000	U.S. Dollars	245,711	RBS	(1,984)
12/17/14	Hong Kong Dollars	800,000	U.S. Dollars	103,214	RBS	(201)
12/17/14	South African Rand	800,000	U.S. Dollars	73,286	RBS	(3,342)
12/17/14	U.S. Dollars	796,727	Chilean Peso	475,606,427	RBS	6,971
12/17/14	U.S. Dollars	789,869	Russian Rubles	29,955,791	RBS	46,763
12/17/14	U.S. Dollars	768,702	Brazilian Reals	1,910,000	RBS	4,965
12/17/14	U.S. Dollars	768,490	Israeli Shekels	2,740,000	RBS	23,882
12/17/14	Hong Kong Dollars	700,000	U.S. Dollars	90,337	RBS	(201)
12/17/14	Mexican Pesos	700,000	U.S. Dollars	53,119	RBS	(1,279)
12/17/14	U.S. Dollars	674,715	South Korean Won	700,000,000	RBS	13,626
12/17/14	U.S. Dollars	623,639	Polish Zloty	2,000,000	RBS	21,842
12/17/14	Turkish Lira	620,000	U.S. Dollars	276,730	RBS	(9,805)
12/17/14	Thailand Baht	600,000	U.S. Dollars	18,716	RBS	(279)
12/17/14	U.S. Dollars	586,642	Hong Kong Dollars	4,546,000	RBS	1,271
12/17/14	U.S. Dollars	570,716	Polish Zloty	1,870,000	RBS	8,036
12/17/14	U.S. Dollars	554,977	Philippine Peso	24,400,000	RBS	12,429
12/17/14	U.S. Dollars	525,300	Russian Rubles	19,925,951	RBS	31,002
12/17/14	U.S. Dollars	523,396	Russian Rubles	19,792,219	RBS	32,415
12/17/14	U.S. Dollars	519,512	Israeli Shekels	1,880,000	RBS	8,613
12/17/14	Brazilian Reals	510,000	U.S. Dollars	217,869	RBS	(13,939)
12/17/14	U.S. Dollars	489,685	Israeli Shekels	1,770,000	RBS	8,679
12/17/14	Brazilian Reals	460,000	U.S. Dollars	195,524	RBS	(11,587)
12/17/14	U.S. Dollars	454,238	Philippine Peso	19,804,307	RBS	13,878
12/17/14	Brazilian Reals	440,000	U.S. Dollars	189,798	RBS	(13,858)
12/17/14	U.S. Dollars	436,855	South Korean Won	450,000,000	RBS	11,870
12/17/14	U.S. Dollars	409,590	Columbian Peso	820,000,000	RBS	7,841
12/17/14	U.S. Dollars	382,837	Columbian Peso	770,000,000	RBS	5,585
12/17/14	U.S. Dollars	367,478	Thailand Baht	11,810,000	RBS	4,579
12/17/14	Turkish Lira	360,000	U.S. Dollars	159,976	RBS	(4,987)
12/17/14	U.S. Dollars	356,013	Columbian Peso	710,000,000	RBS	8,158
12/17/14	U.S. Dollars	340,247	Columbian Peso	680,000,000	RBS	7,089
12/17/14	U.S. Dollars	332,475	Columbian Peso	660,000,000	RBS	9,116
12/17/14	U.S. Dollars	330,002	Israeli Shekels	1,180,000	RBS	9,331
12/17/14	U.S. Dollars	302,173	Peruvian Nuevos Soles	876,000	RBS	2,831
12/17/14	Thailand Baht	300,000	U.S. Dollars	9,263	RBS	(45)
12/17/14	Thailand Baht	300,000	U.S. Dollars	9,268	RBS	(49)
12/17/14	Thailand Baht	300,000	U.S. Dollars	9,327	RBS	(108)
12/17/14	Turkish Lira	260,000	U.S. Dollars	114,746	RBS	(2,810)
12/17/14	Singapore Dollars	250,000	U.S. Dollars	197,804	RBS	(1,839)
12/17/14	Singapore Dollars	210,000	U.S. Dollars	165,422	RBS	(812)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	Turkish Lira	210,000	U.S. Dollars	94,955	RBS	$(4,545)
12/17/14	Hong Kong Dollars	200,000	U.S. Dollars	25,809	RBS	(56)
12/17/14	Singapore Dollars	200,000	U.S. Dollars	157,714	RBS	(941)
12/17/14	U.S. Dollars	183,816	Singapore Dollars	230,000	RBS	3,528
12/17/14	U.S. Dollars	180,646	Hong Kong Dollars	1,400,000	RBS	374
12/17/14	Brazilian Reals	160,000	U.S. Dollars	68,138	RBS	(4,160)
12/17/14	U.S. Dollars	141,947	Hong Kong Dollars	1,100,000	RBS	305
12/17/14	U.S. Dollars	141,914	Hong Kong Dollars	1,100,000	RBS	271
12/17/14	U.S. Dollars	137,035	Turkish Lira	310,000	RBS	3,572
12/17/14	Singapore Dollars	130,000	U.S. Dollars	102,727	RBS	(825)
12/17/14	U.S. Dollars	126,102	Singapore Dollars	160,000	RBS	685
12/17/14	U.S. Dollars	124,803	Israeli Shekels	450,000	RBS	2,513
12/17/14	U.S. Dollars	116,109	Hong Kong Dollars	900,000	RBS	220
12/17/14	Turkish Lira	110,000	U.S. Dollars	47,832	RBS	(475)
12/17/14	Singapore Dollars	110,000	U.S. Dollars	86,915	RBS	(690)
12/17/14	Thailand Baht	100,000	U.S. Dollars	3,086	RBS	(13)
12/17/14	Thailand Baht	100,000	U.S. Dollars	3,086	RBS	(13)
12/17/14	Hong Kong Dollars	100,000	U.S. Dollars	12,893	RBS	(16)
12/17/14	Thailand Baht	100,000	U.S. Dollars	3,090	RBS	(17)
12/17/14	Thailand Baht	100,000	U.S. Dollars	3,096	RBS	(23)
12/17/14	Hong Kong Dollars	100,000	U.S. Dollars	12,899	RBS	(23)
12/17/14	Hong Kong Dollars	100,000	U.S. Dollars	12,902	RBS	(25)
12/17/14	Hong Kong Dollars	100,000	U.S. Dollars	12,905	RBS	(28)
12/17/14	Thailand Baht	100,000	U.S. Dollars	3,106	RBS	(33)
12/17/14	Mexican Pesos	100,000	U.S. Dollars	7,595	RBS	(189)
12/17/14	Singapore Dollars	100,000	U.S. Dollars	78,875	RBS	(489)
12/17/14	U.S. Dollars	95,268	South Korean Won	100,000,000	RBS	827
12/17/14	U.S. Dollars	92,338	Turkish Lira	210,000	RBS	1,927
12/17/14	U.S. Dollars	90,169	Hong Kong Dollars	700,000	RBS	32
12/17/14	Singapore Dollars	90,000	U.S. Dollars	71,008	RBS	(460)
12/17/14	U.S. Dollars	87,740	Turkish Lira	200,000	RBS	1,635
12/17/14	U.S. Dollars	83,441	Mexican Pesos	1,100,000	RBS	1,980
12/17/14	U.S. Dollars	81,612	Israeli Shekels	290,000	RBS	2,803
12/17/14	U.S. Dollars	78,899	Singapore Dollars	100,000	RBS	513
12/17/14	U.S. Dollars	72,192	Singapore Dollars	90,000	RBS	1,645
12/17/14	Singapore Dollars	70,000	U.S. Dollars	55,309	RBS	(438)
12/17/14	Singapore Dollars	70,000	U.S. Dollars	55,498	RBS	(627)
12/17/14	Singapore Dollars	70,000	U.S. Dollars	55,854	RBS	(984)
12/17/14	U.S. Dollars	64,515	Hong Kong Dollars	500,000	RBS	132
12/17/14	U.S. Dollars	63,008	Czech Republic Koruna	1,333,979	RBS	1,667
12/17/14	U.S. Dollars	62,904	Czech Republic Koruna	1,333,979	RBS	1,563
12/17/14	U.S. Dollars	62,778	Czech Republic Koruna	1,333,979	RBS	1,437
12/17/14	U.S. Dollars	61,208	Russian Rubles	2,400,000	RBS	1,671
12/17/14	Singapore Dollars	60,000	U.S. Dollars	47,538	RBS	(507)
12/17/14	U.S. Dollars	58,593	Columbian Peso	120,000,000	RBS	(200)
12/17/14	U.S. Dollars	57,504	Hungarian Forint	14,000,000	RBS	685
12/17/14	U.S. Dollars	55,753	Singapore Dollars	70,000	RBS	883
12/17/14	U.S. Dollars	51,617	Hong Kong Dollars	400,000	RBS	110
12/17/14	U.S. Dollars	51,615	Hong Kong Dollars	400,000	RBS	109
12/17/14	U.S. Dollars	51,596	Hong Kong Dollars	400,000	RBS	90
12/17/14	Singapore Dollars	50,000	U.S. Dollars	40,034	RBS	(841)
12/17/14	U.S. Dollars	46,817	Czech Republic Koruna	998,063	RBS	922

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/14	Brazilian Reals	40,000	U.S. Dollars	16,710	RBS	$(716)
12/17/14	U.S. Dollars	39,951	Turkish Lira	90,000	RBS	1,204
12/17/14	U.S. Dollars	39,115	Israeli Shekels	140,000	RBS	1,069
12/17/14	U.S. Dollars	38,701	Hong Kong Dollars	300,000	RBS	72
12/17/14	U.S. Dollars	31,901	Singapore Dollars	40,000	RBS	547
12/17/14	Peruvian Nuevos Soles	30,000	U.S. Dollars	10,225	RBS	26
12/17/14	Peruvian Nuevos Soles	30,000	U.S. Dollars	10,339	RBS	(88)
12/17/14	U.S. Dollars	28,707	Hungarian Forint	7,000,000	RBS	298
12/17/14	U.S. Dollars	26,412	Turkish Lira	60,000	RBS	580
12/17/14	U.S. Dollars	25,809	Hong Kong Dollars	200,000	RBS	56
12/17/14	U.S. Dollars	25,788	Turkish Lira	60,000	RBS	(44)
12/17/14	U.S. Dollars	21,736	Thailand Baht	700,000	RBS	227
12/17/14	Peruvian Nuevos Soles	20,000	U.S. Dollars	6,930	RBS	(96)
12/17/14	South African Rand	19,241	U.S. Dollars	1,771	RBS	(88)
12/17/14	South African Rand	17,759	U.S. Dollars	1,598	RBS	(45)
12/17/14	U.S. Dollars	17,513	Turkish Lira	40,000	RBS	292
12/17/14	U.S. Dollars	15,685	Singapore Dollars	20,000	RBS	8
12/17/14	U.S. Dollars	12,451	Thailand Baht	400,000	RBS	159
12/17/14	U.S. Dollars	12,356	Thailand Baht	400,000	RBS	65
12/17/14	U.S. Dollars	12,349	Thailand Baht	400,000	RBS	58
12/17/14	U.S. Dollars	12,342	Thailand Baht	400,000	RBS	50
12/17/14	U.S. Dollars	12,299	Hungarian Forint	3,000,000	RBS	124
12/17/14	U.S. Dollars	10,370	Peruvian Nuevos Soles	30,000	RBS	118
12/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,436	RBS	(19)
12/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,446	RBS	(29)
12/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,455	RBS	(38)
12/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,458	RBS	(41)
12/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,461	RBS	(44)
12/17/14	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,469	RBS	(52)
12/17/14	U.S. Dollars	8,830	Turkish Lira	20,000	RBS	220
12/17/14	U.S. Dollars	7,931	Singapore Dollars	10,000	RBS	93
12/17/14	U.S. Dollars	6,790	Peruvian Nuevos Soles	20,000	RBS	(44)
12/17/14	U.S. Dollars	6,171	Thailand Baht	200,000	RBS	26
12/17/14	U.S. Dollars	6,163	Polish Zloty	20,000	RBS	145
12/17/14	U.S. Dollars	3,509	Peruvian Nuevos Soles	10,000	RBS	92
12/17/14	U.S. Dollars	3,461	Peruvian Nuevos Soles	10,000	RBS	44
12/17/14	U.S. Dollars	3,460	Peruvian Nuevos Soles	10,000	RBS	43
12/17/14	U.S. Dollars	3,459	Peruvian Nuevos Soles	10,000	RBS	42
12/17/14	U.S. Dollars	3,457	Peruvian Nuevos Soles	10,000	RBS	40
12/17/14	U.S. Dollars	3,454	Peruvian Nuevos Soles	10,000	RBS	37
12/17/14	U.S. Dollars	3,091	Thailand Baht	100,000	RBS	19
12/17/14	South African Rand	3,000	U.S. Dollars	266	RBS	(4)

						$(1,226,900)

Inflation Protected Bond Fund
10/06/14	U.S. Dollars	18,063,994	Euro	13,695,000	BNP	$765,734
10/06/14	U.S. Dollars	5,150,406	Euro	3,959,000	JPM	149,763
10/06/14	Euro	3,894,000	U.S. Dollars	5,027,412	BAR	(108,870)
10/06/14	U.S. Dollars	3,396,475	British Pounds	2,048,000	BAR	76,553
10/06/14	Euro	2,370,000	U.S. Dollars	3,063,536	BAR	(69,971)
10/06/14	U.S. Dollars	1,793,157	Euro	1,412,000	BAR	9,649

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/06/14	Euro	1,295,000	U.S. Dollars	1,701,021	BAR	$(65,297)
10/06/14	British Pounds	1,009,000	U.S. Dollars	1,652,315	BNP	(16,670)
10/21/14	U.S. Dollars	3,326,643	New Zealand Dollars	3,814,000	BAR	355,851
10/21/14	U.S. Dollars	1,924,506	Australian Dollars	2,070,000	RBS	114,978
10/21/14	Australian Dollars	1,460,000	U.S. Dollars	1,351,877	BAR	(75,591)
12/15/14	U.S. Dollars	3,065,433	Euro	2,370,000	BAR	70,358

						$1,206,487

6. FEDERAL INCOME TAXES

At September 30, 2014, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$87,723,113	$2,776,200	$3,614,292	$(838,092)
MyDestination 2015	433,044,492	42,857,817	47,115,283	(4,257,466)
MyDestination 2025	568,371,004	64,188,504	67,670,539	(3,482,035)
MyDestination 2035	304,335,532	42,305,569	43,919,617	(1,614,048)
MyDestination 2045	213,053,957	30,189,778	31,715,186	(1,525,408)
MyDestination 2055	23,516,079	1,064,397	1,268,244	(203,847)
Conservative Allocation	303,929,084	15,666,382	17,138,679	(1,472,297)
Balanced Allocation	1,150,420,530	151,349,979	158,274,354	(6,924,375)
Growth Allocation	834,005,327	122,386,330	128,006,173	(5,619,843)
Aggressive Allocation	718,670,529	152,590,674	153,626,301	(1,035,627)
Conservative Allocation I	81,967,096	(2,352,439)	—	(2,352,439)
Balanced Allocation I	389,382,753	(2,417,443)	7,123,124	(9,540,567)
Growth Allocation I	263,878,265	9,085,140	13,649,887	(4,564,747)
Aggressive Allocation I	179,083,779	8,409,071	8,604,338	(195,267)
Money Market	1,278,102,939	—	—	—
Low-Duration Bond	1,109,470,519	(2,945,965)	4,456,197	(7,402,162)
Medium-Duration Bond	1,083,330,913	7,303,013	17,319,684	(10,016,671)
Extended-Duration Bond	314,705,699	28,566,866	30,395,078	(1,828,212)
Global Bond	455,073,413	10,739,094	18,265,632	(7,526,538)
Defensive Market Strategies	598,068,810	36,887,649	39,798,643	(2,910,994)
Equity Index	279,161,290	144,672,464	148,373,475	(3,701,011)
Value Equity	1,240,572,428	267,060,972	287,717,708	(20,656,736)
Growth Equity	1,314,191,935	338,372,459	350,433,498	(12,061,039)
Small Cap Equity	675,416,704	38,023,850	64,430,429	(26,406,579)
International Equity	1,402,679,392	112,178,257	176,428,989	(64,250,732)
Emerging Markets Equity	331,232,968	(8,978,193)	16,493,078	(25,471,271)
Inflation Protected Bond	313,594,874	(2,406,523)	7,069,994	(9,476,517)
Flexible Income	131,807,975	(1,383,506)	172,931	(1,556,437)
Real Assets	60,959,211	(1,919,224)	—	(1,919,224)
Real Estate Securities	280,239,730	(3,067,375)	5,706,369	(8,773,744)
Global Natural Resources	355,823,301	(21,109,000)	7,939,669	(29,048,669)

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. RECENT REGULATION

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date November 28, 2014

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date November 28, 2014

*	Print the name and title of each signing officer under his or her signature.